[LOGO]                    1998
Hartford Life             ANNUAL REPORT


                          - Manager Discussions

                          - Financials

 Table of Contents
--------------------------------------------------------------------------------

                                                                                                                             PAGE
                                                                                                                           ---------
Investment Review........................................................................................................          3
Performance Summary of Hartford Mutual Funds.............................................................................         21

Hartford Life Insurance Companies Separate Account Financial Statements and Notes to Financial Statements
    Hartford Life Insurance Company Separate Account Two.................................................................         22
    Hartford Life and Annuity Insurance Company Separate Account One.....................................................         44
    Hartford Life Insurance Company Separate Account Five................................................................         60
    Hartford Life and Annuity Insurance Company Separate Account Five....................................................         76

Hartford Mutual Funds
  Statements of Net Assets as of December 31, 1998:
    Hartford Bond HLS Fund, Inc..........................................................................................       MF-1
    Hartford Stock HLS Fund, Inc.........................................................................................       MF-5
    Hartford Money Market HLS Fund, Inc..................................................................................       MF-7
    Hartford Advisers HLS Fund, Inc......................................................................................       MF-9
    Hartford Capital Appreciation HLS Fund, Inc..........................................................................      MF-13
    Hartford Mortgage Securities HLS Fund, Inc...........................................................................      MF-16
    Hartford Index HLS Fund, Inc.........................................................................................      MF-18
    Hartford International Opportunities HLS Fund, Inc...................................................................      MF-24
    Hartford Dividend and Growth HLS Fund, Inc...........................................................................      MF-27
    Hartford International Advisors HLS Fund, Inc........................................................................      MF-30
    Hartford Small Company HLS Fund, Inc.................................................................................      MF-35
    Hartford MidCap HLS Fund, Inc........................................................................................      MF-37
    Hartford Growth and Income HLS Fund..................................................................................      MF-39
    Hartford High Yield HLS Fund.........................................................................................      MF-41
    Hartford Global Leaders HLS Fund.....................................................................................      MF-44
  Statements of Operations for the Year Ended December 31, 1998:
    Hartford Mutual Funds................................................................................................      MF-46
  Statements of Changes in Net Assets for the Years Ended December 31, 1998 and December 31, 1997:
    Hartford Mutual Funds................................................................................................      MF-50
  Notes to Financial Statements:
    Hartford Mutual Funds................................................................................................      MF-56
  Hartford Mutual Funds Financial Highlights.............................................................................      MF-68
  Report of Independent Accountants......................................................................................      MF-72

BB&T Growth and Income Fund
  Statement of Portfolio Investments as of December 31, 1998:............................................................      MF-73
  Statement of Assets and Liabilities as of December 31, 1998:...........................................................      MF-75
  Statement of Operations for the Year Ended December 31, 1998:..........................................................      MF-76
  Statement of Changes in Net Assets for the Years Ended December 31, 1998 and December 31, 1997:........................      MF-77
  Notes to Financial Statements:.........................................................................................      MF-78
  Financial Highlights...................................................................................................      MF-80
  Report of Independent Accountants......................................................................................      MF-81

AmSouth Equity Income Fund
  Statement of Portfolio Investments as of December 31, 1998:............................................................      MF-82
  Statement of Assets and Liabilities as of December 31, 1998:...........................................................      MF-84
  Statement of Operations for the Year Ended December 31, 1998:..........................................................      MF-85
  Statement of Changes in Net Assets for the Years Ended December 31, 1998 and December 31, 1997:........................      MF-86
  Notes to Financial Statements:.........................................................................................      MF-87
  Financial Highlights...................................................................................................      MF-89
  Report of Independent Accountants......................................................................................      MF-90

Mentor Mutual Funds
  Portfolio of Investments as of December 31, 1998:
    Mentor VIP Growth Portfolio..........................................................................................      MF-91
    Mentor VIP Perpetual International Portfolio.........................................................................      MF-93
    Mentor VIP Capital Growth Portfolio..................................................................................      MF-96
  Statement of Assets and Liabilities as of December 31, 1998:...........................................................      MF-97
  Statement of Operations for the Period from March 3, 1998 to December 31, 1998:
    Mentor Mutual Funds..................................................................................................      MF-98
  Statement of Changes in Net Assets for the Period from March 3, 1998 to December 31, 1998:
    Mentor Mutual Funds..................................................................................................      MF-99
  Notes to Financial Statements:
    Mentor Mutual Funds..................................................................................................     MF-100
  Mentor Mutual Funds Financial Highlights...............................................................................     MF-103
  Report of Independent Accountants......................................................................................     MF-104

Contract owners should refer to the prospectus provided to them at the time of purchase of their contract for a description of investment alternatives available in the Separate Accounts. This prospectus, along with the financial information contained in this report, provides them with complete and up-to-date financial information regarding the separate Accounts.

This report is prepared for the general information of contract owners and is not an offer of contracts. It should not be used in connection with any offer, except in conjunction with the appropriate prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

------------------------------------------------------------------------------
HARTFORD
        SMALL COMPANY HLS FUND
------------------------------------------------------------------------------
Portfolio Manager

                             Q.
                             How Did The Fund Perform?
     [PHOTOGRAPH]
                             The Hartford Small Company HLS Fund outperformed
                             its Lipper peer group for the year ending
                             December 31, 1998.  The Fund provided a total
                             return of 11.6% versus 1.5% for the Lipper Small
     MARK S. WATERHOUSE      Company VA-UF Average, placing the Fund in the
     Vice President          first quartile of performance for funds in the
     Wellington Management   group.
        Company, LLP
                             Q.
                             Why Did The Fund Perform This Way?

                             The greatest single contributor to the great performance in 1998 was maintaining our conviction on our holdings during periods of market volatility, while adhering to our discipline and taking advantage of market gyrations to acquire attractively valued smaller companies.

                             Q.
                             What Is Your Outlook For 1999?

                             We are very optimistic about small cap stocks
                             in 1999.  In light of larger cap companies'
                             greater reliance on markets outside of the U.S.
                             for profit growth, aggregate earnings estimates
                             for small caps exceed the expected growth for
                             major companies.  In addition, due to their
                             recent relative underperformance, small caps
                             are attractively valued with multiples, in some
                             instances, at 15-20 year lows.  Going forward,
                             we will continue to focus on identifying the
                             most attractive opportunities in the small cap
                             universe.  As a guide, we will concentrate on
                             those economic sectors where we see the
Performance Overview         greatest potential and on those small companies
8/9/96 - 12/31/98            with strong, healthy balance sheets and 15-20%
Growth of a $10,000          earnings growth.
investment.

[GRAPH]

$14,158   Small Company Fund IA
$13,293   Russell 2000

--------------------------------------------
Annualized Returns
                 Average Annual Returns
             Period Ended December 31, 1998
                1 YEAR      SINCE INCEPTION
Small Co IA     11.62%          15.63%
Russell 2000    -2.55%          12.62%
--------------------------------------------

THE CHART REPRESENTS A HYPOTHETICAL
INVESTMENT IN THE SMALL COMPANY HLS FUND.
(THE ANNUALIZED RETURNS INCLUDE THE FUND
LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE
CHARGES). PAST PERFORMANCE DOES NOT
GUARANTEE FUTURE RESULTS. THE VALUE OF THE
CONTRACT WILL FLUCTUATE SO THAT WHEN
REDEEMED, IT MAY BE WORTH MORE OR LESS
THAN THE ORIGINAL INVESTMENT.

------------------------------------------------------------------------------
HARTFORD
       CAPITAL APPRECIATION HLS FUND
------------------------------------------------------------------------------
Portfolio Manager

                             Q.
                             How Did The Fund Perform?
     [PHOTOGRAPH]
                             The Hartford Capital Appreciation HLS Fund
                             underperformed its Lipper peer group for the
                             year ending December 31, 1998. The Fund
                             provided a total return of 15.5% versus 22.2%
     SAUL J. PANNELL, CFA    for the Lipper Capital Appreciation VA-UF
     Senior Vice President   Average.  On a longer term basis, the Fund has
        and Partner          performed in line with its Lipper peer group
     Wellington Management   and ranks at the median point of its
        Company, LLP         competition.

                             Q.
                             Why Did The Fund Perform This Way?

                             Due to their perceived safe haven
                             characteristics, large cap, blue chip growth stocks dominated the market in 1998. There was a wide disparity between the performance of "mega-caps" and everything else in the market. The Capital Appreciation Fund is invested in many mid and small cap companies that we believe have great capital appreciation potential. However, this exposure limited the Fund's returns this year.

                             Q.
                             What Is Your Outlook For 1999?

                             During 1999, we may well see a reversal of the
                             large cap dominance of the equity market.
                             Therefore, we are confident that our approach
                             of focusing on opportunities for capital
                             appreciation, regardless of market
                             capitalization, will provide satisfactory
                             returns.  The overall strategy for the Fund is
                             dual faceted:  we will emphasize smaller
                             companies with dynamic earnings growth
                             prospects, and use larger stocks as
                             opportunistic trades where we see a catalyst
                             for outperformance.  We have tended to roam off
                             the beaten path, historically where the most
                             upside potential has been.  This approach
                             should provide positive absolute and relative
Performance Overview         results over the longer term.  While the
1/1/89 - 12/31/98            overall market outlook remains controversial,
Growth of a $10,000          macroeconomic and valuation factors endorse our
investment.                  positioning.

[GRAPH]

$57,928   S&P 500
$54,748   Capital Appreciation Fund IA

--------------------------------------------
Annualized Returns
                Average Annual Returns
            Period Ended December 31, 1998
              1 YEAR  5 YEAR   10 YEAR
Cap App IA    15.48%  17.89%   18.55%
S&P 500       28.60%  24.05%   19.19%
--------------------------------------------

THE CHART REPRESENTS A HYPOTHETICAL
INVESTMENT IN THE CAPITAL APPRECIATION HLS
FUND. (THE ANNUALIZED RETURNS INCLUDE THE
FUND LEVEL EXPENSES, BUT EXCLUDE THE
INSURANCE CHARGES). PAST PERFORMANCE DOES
NOT GUARANTEE FUTURE RESULTS. THE VALUE OF
THE CONTRACT WILL FLUCTUATE SO THAT WHEN
REDEEMED, IT MAY BE WORTH MORE OR LESS
THAN THE ORIGINAL INVESTMENT.

------------------------------------------------------------------------------
HARTFORD
        MIDCAP HLS FUND
------------------------------------------------------------------------------
Portfolio Manager

                             Q.
                             How Did The Fund Perform?
     [PHOTOGRAPH]
                             The Hartford MidCap HLS Fund outperformed its
                             Lipper peer group for the year ending December
                             31, 1998.  The Fund provided a total return of
                             26.6% versus 19.3% for the Lipper MidCap VA-UF
                             Average, placing the Fund in the second
                             quartile of performance for funds in the group.
   PHILLIP H. PERELMUTER
   Vice President            Q.
   Wellington Management     Why Did The Fund Perform This Way?
      Company, LLP
                             Although the market's performance in 1998 was driven by large cap stocks, mid caps fared relatively well. A strong rebound in the 4th quarter was especially helpful. Mid-caps, as measured by the S&P Mid Cap 400 Index, returned
                             28.2% in the 4th quarter alone.  This
                             performance was better than that of both large-cap and small-cap stocks for the same period. In addition, our steadfast focus on high-quality mid-cap companies operating in the highest growth areas of the economy provided a performance advantage versus the competition.

                             Q.
                             What Is Your Outlook For 1999?

                             Although large cap stocks outperformed mid caps
                             in 1998, we may be near an inflection point in
                             relative performance.  Mid-cap stocks generally
                             perform well relative to large-caps after
                             Federal Reserve interest rate cuts, of which we
                             have recently had three.  Also supportive of
                             the asset class, the current gap in valuations
                             between mid- and large-caps is very wide.  We
                             will continue to focus on companies on the
                             verge of greatness within our five sectors of
                             opportunity: consumer products, finance, health
                             care, services, and technology.  These are the
                             sectors we believe will show greater earnings
                             growth than the overall market over the next
                             12-18 months.  High-quality, market-leading,
                             mid-cap growth companies, which have minimal
                             overseas exposure, should fare relatively well
Performance Overview         during a period of modest growth in the U.S.
7/15/97 - 12/31/98           and continued turbulence overseas.
Growth of a $10,000
investment.

[GRAPH]

$14,406   MidCap Fund IA
$13,093   S&P 400

--------------------------------------------
Annualized Returns
                 Average Annual Returns
             Period Ended December 31, 1998
                1 YEAR      SINCE INCEPTION
MidCap IA       26.57%          28.28%
S&P 400         19.11%          20.22%
--------------------------------------------

THE CHART REPRESENTS A HYPOTHETICAL
INVESTMENT IN THE MIDCAP HLS FUND. (THE
ANNUALIZED RETURNS INCLUDE THE FUND LEVEL
EXPENSES, BUT EXCLUDE THE INSURANCE
CHARGES). PAST PERFORMANCE DOES NOT
GUARANTEE FUTURE RESULTS. THE VALUE OF THE
CONTRACT WILL FLUCTUATE SO THAT WHEN
REDEEMED, IT MAY BE WORTH MORE OR LESS
THAN THE ORIGINAL INVESTMENT.

------------------------------------------------------------------------------
HARTFORD
        INTERNATIONAL OPPORTUNITIES HLS FUND
------------------------------------------------------------------------------
Lead Portfolio Manager

                             Q.
                             How Did The Fund Perform?
     [PHOTOGRAPH]
                             The Hartford International Opportunities HLS
                             Fund performed in line with its Lipper peer group for the year ending December 31, 1998. The Fund provided a total return of 13.2% versus 13.3% for the Lipper International VA-UF Average.

   TROND SKRAMSTAD           Q.
   Senior Vice President     Why Did The Fund Perform This Way?
      and Partner
   Wellington Management     Despite a volatile year for international
      Company, LLP           equity markets, the Hartford International
                             Opportunities Fund fared well as a result of its strategic country allocation decisions.
                             The Fund was positioned to benefit from strong performing markets in Europe and to limit losses in crisis areas such as Japan and the Emerging Markets. The Fund was also repositioned to have greater exposure to large cap stocks capable of withstanding the challenges of less dynamic global economic growth.

                             Q.
                             What Is Your Outlook For 1999?

                             We expect lackluster corporate profits growth
                             globally in 1999.  Although profit growth will
                             slow, equities should post good performance due
                             to lower global interest rates.  We believe
                             owning stable growth companies during such a
                             period of decelerating corporate profits and
                             global economic weakness is the prudent
                             investment strategy.  We are bullish on Europe,
                             where the corporate restructuring and
                             increased focus on shareholder returns will be
                             accelerated by the Euro.  We are concerned by
                             the slow pace of change in Japan and will limit
                             exposure to this market until we see
                             substantial progress on structural reforms.
                             Despite Japan's problems, there are select
                             investment opportunities, such as in the
                             attractively valued technology sector.  The
                             investment risks in the Emerging Markets
                             currently outweigh the prospective rewards, but
Performance Overview         we will continue to monitor developments in
7/2/90 - 12/31/98            these regions to identify attractive
Growth of a $10,000          opportunities.
investment.

[GRAPH]

$18,255   International Opportunities IA
$19,564   EAFE GDP

--------------------------------------------
Annualized Returns
                Average Annual Returns
             Period Ended December 31, 1998
              1 YEAR   5 YEAR   SINCE INCEP.
Int'l Opp IA  13.16%    7.45%      7.33%
EAFE GDP*     26.71%   11.57%      8.21%
--------------------------------------------

THE CHART REPRESENTS A HYPOTHETICAL
INVESTMENT IN THE INTERNATIONAL
OPPORTUNITIES HLS FUND. (THE ANNUALIZED
RETURNS INCLUDE THE FUND LEVEL EXPENSES,
BUT EXCLUDE THE INSURANCE CHARGES). PAST
PERFORMANCE DOES NOT GUARANTEE FUTURE
RESULTS. THE VALUE OF THE CONTRACT WILL
FLUCTUATE SO THAT WHEN REDEEMED, IT MAY BE
WORTH MORE OR LESS THAN THE ORIGINAL
INVESTMENT.

* THE MORGAN STANLEY EUROPE AUSTRALIA FAR EAST GDP-NET INDEX.

------------------------------------------------------------------------------
HARTFORD
        GLOBAL LEADERS HLS FUND
------------------------------------------------------------------------------
Portfolio Managers

RAND L. ALEXANDER, CFA                Q.
Senior Vice President                 How Did The Fund Perform?
   and Partner         [PHOTOGRAPH]
Wellington Management                 With a return of 31.9% during the
   Company, LLP                       fourth quarter, the Hartford Global
                                      Leaders Fund ranked #1 out of 245
                                      funds in the Lipper Global category
                                      for the quarter ending December 31,
                                      1998.
[PHOTOGRAPH]   ANDREW S. OFFIT
               Vice President         Q.
               Wellington Management  Why Did The Fund Perform This Way?
                  Company, LLP
                                      The portfolio invests in the best
                                      companies around the world.  We focus
                                      on  companies with superior products,
                                      services and management.  These
                                      global leaders are capable of
                                      delivering admirable earnings even
                                      during difficult economic times.  The
                                      factors which give them comparative
                                      advantages translate into strong
                                      earnings growth and stock price
                                      performance.

                                      Q.
                                      What Is Your Outlook For 1999?

                                      Overall, there is a clear focus
                                      toward growth sectors and, while the
                                      valuations may be higher in these
                                      areas, we believe our strategy is
                                      appropriate for this stage of the
                                      world economy.  Commodity price
                                      deflation, industrial capacity
                                      oversupply, and intense competition
                                      worldwide have made it difficult for
                                      companies to grow revenues and
                                      profits.  Companies that can deliver
                                      growth in this environment will
                                      command investor attention.  The
                                      sectors on which we are currently
                                      most focused are information
                                      technology, health-care, and
                                      information and entertainment.  We
                                      are cautious on the materials and
                                      energy sectors which require a more
Performance Overview                  robust economic backdrop for
10/1/98 - 12/31/98                    healthier earnings growth.
Growth of a $10,000
investment.

[GRAPH]

$13,188   Global Leaders IA
$12,115   MSCI World

--------------------------------------------
Cumulative Returns
                      Cumulative Returns
                 Period Ended December 31, 1998
                             SINCE INCEPTION
Global Leaders IA                 31.88%
MSCI World                        21.15%
--------------------------------------------

THE CHART REPRESENTS A HYPOTHETICAL
INVESTMENT IN THE GLOBAL LEADERS HLS FUND.
(THE CUMULATIVE RETURNS INCLUDE THE FUND
LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE
CHARGES). PAST PERFORMANCE DOES NOT
GUARANTEE FUTURE RESULTS. THE VALUE OF THE
CONTRACT WILL FLUCTUATE SO THAT WHEN
REDEEMED, IT MAY BE WORTH MORE OR LESS
THAN THE ORIGINAL INVESTMENT.

------------------------------------------------------------------------------
HARTFORD
        STOCK HLS FUND
------------------------------------------------------------------------------
Portfolio Manager

                             Q.
                             How Did The Fund Perform?
     [PHOTOGRAPH]
                             The Hartford Stock HLS Fund outperformed its
                             Lipper peer group for the year ending December
                             31, 1998.  The Fund provided a total return of
                             33.5% versus 24.9% for the Lipper Growth VA-UF
                             Average, placing the Fund in the second
                             quartile of performance for funds in the group.
   RAND L. ALEXANDER, CFA
   Senior Vice President     Q.
      and Partner            Why Did The Fund Perform This Way?
   Wellington Management
      Company, LLP           In spite of the market turmoil in 1998,
                             investors who focused on large-cap, high quality companies with consistent or accelerating earnings growth were well rewarded. The market's performance was dominated by a small number of very large companies who were able to deliver in a difficult environment. These are exactly the type of companies in which the Stock Fund invests. The Fund also benefited from our overweight positions in technology, healthcare, retail and media -- sectors which performed well in 1998.

                             Q.
                             What Is Your Outlook For 1999?

                             With low inflation, less dynamic economic
                             growth, and the potential for lower interest
                             rates, we expect the market to continue
                             focusing on companies with consistent and
                             predictable earnings growth.  The Federal
                             Reserve's interest rate cuts have been welcomed
                             by Wall Street but have not had much impact on
                             global economic growth; therefore, we expect
                             further efforts on the part of the world's
                             central bankers to stimulate the worldwide
                             economy.  These efforts could lead to a period
                             of rapid growth which would turn investors'
                             attention to more cyclical sectors of the
Performance Overview         market.  At such time, we would increase our
1/1/89 - 12/31/98            exposure to commodities producers and
Growth of a $10,000          manufacturing.
investment.

[GRAPH]

$54,653   Stock Fund IA
$57,928   S&P 500

--------------------------------------------
Annualized Returns
                Average Annual Returns
            Period Ended December 31, 1998
              1 YEAR  5 YEAR   10 YEAR
Stock IA      33.47%  23.47%   18.48%
S&P 500       28.60%  24.05%   19.19%
--------------------------------------------

THE CHART REPRESENTS A HYPOTHETICAL
INVESTMENT IN THE STOCK HLS FUND. (THE
ANNUALIZED RETURNS INCLUDE THE FUND LEVEL
EXPENSES, BUT EXCLUDE THE INSURANCE
CHARGES). PAST PERFORMANCE DOES NOT
GUARANTEE FUTURE RESULTS. THE VALUE OF THE
CONTRACT WILL FLUCTUATE SO THAT WHEN
REDEEMED, IT MAY BE WORTH MORE OR LESS
THAN THE ORIGINAL INVESTMENT.

------------------------------------------------------------------------------
HARTFORD
        GROWTH AND INCOME HLS FUND
------------------------------------------------------------------------------
Portfolio Manager

                             Q.
                             How Did The Fund Perform?
     [PHOTOGRAPH]
                             The Hartford Growth and Income HLS Fund
                             outperformed its Lipper peer group for the
                             quarter ending December 31, 1998.  The Fund
                             provided a total return of 23.8% for the
                             quarter, versus 17.8% for the Lipper Growth &
                             Income VA-UF Average.
   JAMES A. RULLO, CFA
   Vice President            Q.
   Wellington Management     Why Did The Fund Perform This Way?
      Company, LLP
                             Large-cap stocks were the key beneficiaries of the fourth quarter stock market rally. Within large stocks, growth companies, the focus of the Growth and Income Fund, outperformed value stocks. In addition, our significant weighting in technology stocks, which led the stock market recovery, also boosted returns.

                             Q.
                             What Is Your Outlook For 1999?

                             We anticipate slower U.S. economic activity and
                             corporate earnings growth in 1999.  However,
                             the interest rate environment is very positive
                             for equities, particularly for those stocks
                             which produce stable earnings growth. We expect
                             additional interest rate cuts by the Federal
                             Reserve, which will also be supportive of stock
                             market returns.  Finding superior stocks will
                             be a more difficult task in 1999 as valuations
                             are stretched by historical standards.
Performance Overview         However, we still feel there are interesting
6/1/98 - 12/31/98            opportunities in technology and mid-to-small
Growth of a $10,000          drug stocks.
investment.

[GRAPH]

$11,905   Growth and Income Fund IA
$11,366   S&P 500

--------------------------------------------
Cumulative Returns
                      Cumulative Returns
                 Period Ended December 31, 1998
                             SINCE INCEPTION
Growth and Income IA             19.05%
S&P 500                          13.66%
--------------------------------------------

THE CHART REPRESENTS A HYPOTHETICAL
INVESTMENT IN THE GROWTH AND INCOME HLS
FUND. (THE CUMULATIVE RETURNS INCLUDE THE
FUND LEVEL EXPENSES, BUT EXCLUDE THE
INSURANCE CHARGES). PAST PERFORMANCE DOES
NOT GUARANTEE FUTURE RESULTS. THE VALUE OF
THE CONTRACT WILL FLUCTUATE SO THAT WHEN
REDEEMED, IT MAY BE WORTH MORE OR LESS
THAN THE ORIGINAL INVESTMENT.

------------------------------------------------------------------------------
HARTFORD
        DIVIDEND AND GROWTH HLS FUND
------------------------------------------------------------------------------
Portfolio Manager

                             Q.
                             How Did The Fund Perform?
     [PHOTOGRAPH]
                             The Hartford Dividend and Growth HLS Fund
                             performed in line with its Lipper peer group
                             for the year ending December 31, 1998.  The
                             Fund provided a total return of 16.4% versus
                             16.8% for the Lipper Equity Income VA-UF
                             Average.
   LAURIE A. GABRIEL, CFA
   Senior Vice President     Q.
      and Partner            Why Did The Fund Perform This Way?
   Wellington Management
      Company, LLP           During 1998, growth-oriented stocks outpaced
                             value stocks.  In light of our
                             dividend-oriented value bias, some of the Fund's holdings were under pressure. Our lack of holdings in the information technology area which we find to be overvalued, was also a drawback. Substantial holdings in the industrial/commercial and information/entertainment sectors were beneficial to the Fund.

                             Q.
                             What Is Your Outlook For 1999?

                             We will continue to look for value plays across
                             all industries.  This is a key feature of the
                             Fund's investment strategy. Since the focus of
                             our investment approach is stock selection, the
                             sector representation will be fairly stable
                             over time.  In light of slower global growth
                             and benign inflation trends, we are well
                             positioned going into 1999 as we have limited
                             our exposure to cyclical companies
                             (commodities, manufacturing) while maximizing
                             holdings in more promising areas such as health
                             care and consumer products.  In our stock
Performance Overview         selection, we will continue identifying stocks
3/9/94 - 12/31/98            with above average yields and below average
Growth of a $10,000          price/earnings ratios.
investment.

[GRAPH]

$26,240   Dividend and Growth Fund IA
$29,207   S&P 500

--------------------------------------------
Annualized Returns
                 Average Annual Returns
             Period Ended December 31, 1998
                 1 YEAR     SINCE INCEPTION
Div and Grow IA  16.42%         22.18%
S&P 500          28.60%         24.92%
--------------------------------------------

THE CHART REPRESENTS A HYPOTHETICAL
INVESTMENT IN THE DIVIDEND AND GROWTH HLS
FUND. (THE ANNUALIZED RETURNS INCLUDE THE
FUND LEVEL EXPENSES, BUT EXCLUDE THE
INSURANCE CHARGES). PAST PERFORMANCE DOES
NOT GUARANTEE FUTURE RESULTS. THE VALUE OF
THE CONTRACT WILL FLUCTUATE SO THAT WHEN
REDEEMED, IT MAY BE WORTH MORE OR LESS
THAN THE ORIGINAL INVESTMENT.

------------------------------------------------------------------------------
HARTFORD
        INTERNATIONAL ADVISERS HLS FUND
------------------------------------------------------------------------------
Portfolio Managers

   ROBERT EVANS                       Q.
   Vice President                     How Did The Fund Perform?
   Wellington Management [PHOTOGRAPH]
      Company, LLP                    The Hartford International Advisers
                                      HLS Fund underperformed its benchmark
                                      for the year ended December 31, 1998.
                                      The Fund provided a total return of
                                      13.4% versus 19.6% for the Composite
                                      Index (55% EAFE GDP Net, 35% SB World
                                      Govt non-U.S. Bond -- hedged, 10%
                                      T-Bill).  Over longer time periods,
                                      the Fund has outperformed its market
[PHOTOGRAPH]   TROND SKRAMSTAD        index.
               Senior Vice President
                  and Partner         Q.
               Wellington Management  Why Did The Fund Perform This Way?
                  Company, LLP
                                      It was a volatile year in the
                                      international equity and fixed income
                                      markets.  Through our ability to
                                      allocate assets between stocks, bonds
                                      and cash, we were able to take
                                      advantage of attractive
                                      opportunities.  However, our
                                      allocation did not prove to be the
                                      most optimal mix for surpassing the
                                      returns of our Composite index
                                      benchmark.

                                      Q.
                                      What Is Your Outlook For 1999?

                                      The global economy will experience
                                      weak, but positive, growth in 1999.
                                      World GDP should average only 1.3%
                                      next year -- the slowest growth rate
                                      since the early 1980's.  Weak
                                      economic activity and very low
                                      inflation provide a backdrop for
                                      stable to lower global interest
                                      rates.   This provides a positive
                                      backdrop for most global fixed income
                                      markets in 1999.

                                      Weaker worldwide economic growth will
                                      result in lackluster corporate
                                      profits growth.  Despite the slower
                                      profit growth, equities should post
                                      good performance in light of the low
                                      level of global interest rates.
                                      During a period of decelerating
                                      corporate profits and global economic
Performance Overview                  weakness, we believe owning stable,
3/1/95 - 12/31/98                     well-established growth companies is
Growth of a $10,000 investment.       the most prudent investment strategy.

[GRAPH]

$15,489    International Advisers Fund IA
$16,475    EAFE GDP
$15,618    Salomon World Government Bond ex-US Index

--------------------------------------------
Annualized Returns
                   Average Annual Returns
               Period Ended December 31, 1998
                    1 Year    Since Inception
Int'l Advisers IA   13.35%    12.07%
EAFE GDP            26.71%    13.89%
Salomon             11.54%    12.32%
--------------------------------------------

THE CHART REPRESENTS A HYPOTHETICAL
INVESTMENT IN THE INTER-NATIONAL ADVISERS
HLS FUND. (THE ANNUALIZED RETURNS INCLUDE
THE FUND LEVEL EXPENSES, BUT EXCLUDE THE
INSURANCE CHARGES). PAST PERFORMANCE DOES
NOT GUARANTEE FUTURE RESULTS. THE VALUE OF
THE CONTRACT WILL FLUCTUATE SO THAT WHEN
REDEEMED, IT MAY BE WORTH MORE OR LESS
THAN THE ORIGINAL INVESTMENT.

------------------------------------------------------------------------------
HARTFORD
        ADVISERS HLS FUND
------------------------------------------------------------------------------
Portfolio Managers

RAND L. ALEXANDER, CFA                Q.
Senior Vice President                 How Did The Fund Perform?
   and Partner         [PHOTOGRAPH]
Wellington Management                 The Hartford Advisers HLS Fund
   Company, LLP                       outperformed its Lipper peer group
                                      for the year ending December 31,
                                      1998.  The Fund had a total return
                                      of 24.7% versus 13.5% for the Lipper
                                      Flexible VA-UF Average, placing the
                                      fund in the first quartile of
                                      performance for funds in the group.
[PHOTOGRAPH]   PAUL D. KAPLAN
               Senior Vice President  Q.
                  and Partner         Why Did The Fund Perform This Way?
               Wellington Management
                  Company, LLP        During volatile times, allocating
                                      assets between stocks and bonds
                                      within a portfolio is an enormous
                                      advantage.  Merely having that
                                      flexibility, however, is not enough.
                                      The asset allocation we used within
                                      the portfolio allowed us to capture
                                      strong stock market performance and
                                      utilize fixed income to protect the
                                      Fund during difficult times, such as
                                      in the third quarter '98. By
                                      gradually adjusting the weighting
                                      between stocks, bonds and cash, we
                                      were able to use our expectations of
                                      market developments to produce
                                      attractive Fund returns.

                                      Q.
                                      What Is Your Outlook For 1999?

                                      Short- and intermediate-term yields
                                      are likely to fall as the eventual
                                      weakening of the economy will permit
                                      the Federal Reserve to lower
                                      short-term interest rates.   The
                                      current backdrop of slower economic
                                      growth and historically low inflation
                                      bodes well for the U.S. fixed income
                                      market.

                                      While we are optimistic about U.S.
                                      equities, we are also wary about
                                      market valuation levels.   Therefore,
                                      we will maintain our exposure to
                                      equities around 55%.  This is a
                                      neutral stance versus our benchmark
                                      index.  In addition, we will continue
                                      to focus on well-established, larger
                                      companies which will be capable of
Performance Overview                  delivering consistent earnings
1/1/89 - 12/31/98                     results despite a more challenging
Growth of a $10,000 investment.       economic environment.

[GRAPH]

$57,928   S&P 500
$40,728   Advisers Fund IA
$24,410   Lehman Govt/Corp

--------------------------------------------
Annualized Returns
                   Average Annual Returns
               Period Ended December 31, 1998
               1 YEAR     5 YEAR     10 YEAR
Advisers IA    24.66%     17.70%      15.08%
S&P 500        28.60%     24.05%      19.19%
Lehman
  Govt/Corp     9.47%      7.30%       9.33%
--------------------------------------------

THE CHART REPRESENTS A HYPOTHETICAL
INVESTMENT IN THE ADVISERS HLS FUND. (THE
ANNUALIZED RETURNS INCLUDE THE FUND LEVEL
EXPENSES, BUT EXCLUDE THE INSURANCE
CHARGES). PAST PERFORMANCE DOES NOT
GUARANTEE FUTURE RESULTS. THE VALUE OF THE
CONTRACT WILL FLUCTUATE SO THAT WHEN
REDEEMED, IT MAY BE WORTH MORE OR LESS
THAN THE ORIGINAL INVESTMENT.

------------------------------------------------------------------------------
THE HARTFORD
        HIGH YIELD HLS FUND
------------------------------------------------------------------------------
Portfolio Manager

                             Q.
                             How Did The Fund Perform?
     [PHOTOGRAPH]
                             The Hartford High Yield HLS Fund commenced
                             operations on October 1, 1998.  The Fund's
                             Class IA shares placed in the 2nd quartile of
                             its Lipper peer group for the three-months
                             ending December 31, 1998, producing a total
                             return of 3.58% versus the 2.94% return of the
  ALISON D. GRANGER, CFA     Lipper High Current Yield Variable Annuity Fund
  Senior Vice President      average.   The Fund's return also outpaced that
  The Hartford Investment    of its benchmark index, the Lehman Corporate
  Management Company (HIMCO) High Yield Index, which returned 2.13% for the quarter.

                             Q.
                             Why Did The Fund Perform This Way?

                             The decline in the high yield fixed income market during early October provided the Fund with the opportunity to purchase many of its initial investments at levels which contributed to the Fund's overall outperfomance. The Fund's allocation to issues which possess a relatively high degree of market liquidity aided the portfolio's performance, as these securities were in demand during the fourth quarter. An underweighting of the steel, finance, and energy industries during the quarter also provided additional performance at the margin.

                             Q.
                             What Is Your Outlook For 1999?

                             As we enter 1999, we are emphasizing three
                             themes in the high yield fund. The first theme reflects our belief that there are opportunities in selected economically-sensitive issues which, in the
                             opinion of our analysts, have the wherewithal
                             to survive the current downturn.   While the
                             outlook for a number of the cyclical industries remains challenging, the pricing of these securities reflects a high level of perceived risk. We therefore feel that the risk/reward characteristics of these issues are very attractive.

                             The second portfolio theme we are emphasizing focuses on the process of deregulation, convergence and consolidation that can be witnessed in a variety of industries, including the telecommunications and independent power producing industries. When these conditions are present, we seek to purchase bonds of companies whose assets are attractive on their own or to a higher-rated potential acquirer in the changing competitive environment.

                             Our final theme aims to invest in relatively
                             liquid issues of large companies who are
                             leaders in their industries.  We seek out
                             investments in these companies in part because
                             of their expected continued ability to access
                             capital in these times of declining credit
                             availability.  These companies are also likely
                             to have the staying power to weather a period
Performance Overview         of declining earnings and may be able to find
10/1/98 - 12/31/98           opportunities left behind by smaller, weaker
Growth of a $10,000          competitors.
investment.

[GRAPH]

$10,358   High Yield Fund IA
$10,213   Lehman High Yield

--------------------------------------------
Cumulative Returns
                    Cumulative Returns
              Period Ended December 31, 1998
                           SINCE INCEPTION
High Yield IA                   3.58%
Lehman High Yield               2.13%
--------------------------------------------

THE CHART REPRESENTS A HYPOTHETICAL
INVESTMENT IN THE HIGH YIELD HLS FUND.
(THE CUMULATIVE RETURNS INCLUDE THE FUND
LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE
CHARGES). PAST PERFORMANCE DOES NOT
GUARANTEE FUTURE RESULTS. THE VALUE OF THE
CONTRACT WILL FLUCTUATE SO THAT WHEN
REDEEMED, IT MAY BE WORTH MORE OR LESS
THAN THE ORIGINAL INVESTMENT.

------------------------------------------------------------------------------
THE HARTFORD
        BOND HLS FUND
------------------------------------------------------------------------------
Portfolio Manager

                             Q.
                             How Did The Fund Perform?
     [PHOTOGRAPH]
                             The Hartford Bond HLS Fund Class IA shares
                             placed in the 2nd quartile of its Lipper peer
                             group for the year ending December 31, 1998,
                             producing a total return of 8.15% versus the
                             7.44% return of the Lipper Corporate Debt "BBB"
                             rated Variable Annuity Underlying Fund Universe.
  ALISON D. GRANGER, CFA
  Senior Vice President      Q.
  The Hartford Investment    Why Did The Fund Perform This Way?
  Management Company (HIMCO)
                             The average maturity and interest rate duration of the Fund remained longer than its benchmark index for 1998, resulting in price gains as Treasury yields declined by roughly a full percent during the year. We began 1998 with a higher than average portfolio credit quality, and continued to increase Treasury holdings through September. This contributed to the Fund's outperformance relative to its peer average during the credit market declines of the summer and early fall. Although they were relatively minimal, the fund's holdings in non-investment grade debt offset some of the outperformance produced by its longer duration and high average credit quality. A concentration in U.S. Treasury Inflation
                             Protected Secur-ities failed to produce the expected returns we anticipated, as their historically attractive real yields did not decline to the extent expected given 1998's significant decline in nominal Treasury yields.

                             Q.
                             What Is Your Outlook For 1999?

                             The domestic economy appears indecisive.
                             Consumer-related indicators, such as retail
                             sales and housing markets are booming, but
                             inflation remains in check for now.   We
                             believe any Federal Reserve easing bias will be
                             delayed, and could be tempered by foreign
                             influences, with the advent of the Euro and
                             potential repatriation of assets to Japan.
                             Corporate, asset-backed and mortgage-related
                             fixed income securities are still at
                             historically attractive levels, but pitfalls
                             abound for the unwary.  For that reason, we
                             expect to continue our high-average-credit-
                             quality approach to management of the Fund.
                             Select opportunities can be found in the
Performance Overview         commodity sectors, which underperformed during
1/1/89 - 12/31/98            1998, and now display an attractive risk/reward
Growth of a $10,000          profile.
investment.

[GRAPH]

$24,410   Lehman Govt/Corp
$23,373   Bond IA

--------------------------------------------
Annualized Returns
                  Average Annual Returns
              Period Ended December 31, 1998
                   1 YEAR   5 YEAR   10 YEAR
Bond IA             8.15%    7.25%     8.86%
Lehman Govt/Corp    9.47%    7.30%     9.33%
--------------------------------------------

THE CHART REPRESENTS A HYPOTHETICAL
INVESTMENT IN THE BOND HLS FUND. (THE
ANNUALIZED RETURNS INCLUDE THE FUND LEVEL
EXPENSES, BUT EXCLUDE THE INSURANCE
CHARGES). PAST PERFORMANCE DOES NOT
GUARANTEE FUTURE RESULTS. THE VALUE OF THE
CONTRACT WILL FLUCTUATE SO THAT WHEN
REDEEMED, IT MAY BE WORTH MORE OR LESS
THAN THE ORIGINAL INVESTMENT.

------------------------------------------------------------------------------
THE HARTFORD
        MORTGAGE SECURITIES HLS FUND
------------------------------------------------------------------------------
Portfolio Manager

                             Q.
                             How Did The Fund Perform?
     [PHOTOGRAPH]
                             The Hartford Mortgage Securities HLS Fund provided a total return of 6.7% for the year ending December 31, 1998, versus 6.9% for the Lipper U.S. Mortgage Universe.

                             Q.
  Timothy J. Wilhide         Why Did The Fund Perform This Way?
  Senior Vice President
  The Hartford Investment    Fixed Income yields declined by about one
  Management Company (HIMCO) percentage point during the year as the Federal
                             Reserve lowered interest rates to ease the
                             effects of the worldwide financial crises on
                             the United States economy.   All domestic bond
                             sectors performed well as a result, although the best returns were on U.S. Treasury securities which benefited from their perceived
                             "safe haven" status during the turmoil.
                             Mortgage securities lagged the total returns of U.S. Treasuries as investors feared the risks of early principal repayments due to widespread homeowner refinancings. For example, the 1998 total return of intermediate maturity U.S.
                             Treasury securities, as measured by the Lehman
                             Bros. Index, was 8.62% while the Lehman Bros.
                             Mortgage Securities Index earned 6.96%.

                             Q.
                             What Is Your Outlook For 1999?

                             A silver lining to the underperformance of mortgage securities is that they now offer a yield advantage over U.S. Treasury and many corporate investment grade securities which fully reflect the risks of interest rate fluctuations. Said another way, mortgage securities are now priced for further rate declines and so should deliver a fair risk adjusted return in that event and very attractive relative returns should rates stay near current levels or move modestly higher.

                             As we begin 1999, the Fund will continue to
                             emphasize high quality and highly liquid
                             mortgage securities in its holdings.
                             Principally these are passthrough mortgages of
                             U.S. Government Agencies such as GNMA., FNMA
                             and FHLMC, although from time to time other
                             attractive mortgage securities such as CMO's
Performance Overview         and AAA Commercial Mortgage Backed Securities
1/1/89 - 12/31/98            will be purchased to add additional value to
Growth of a $10,000          the Fund.
investment.

[GRAPH]

$23,951   Lehman Mortgage Backed Securities
$22,116   Mortgage Securities Fund IA

--------------------------------------------
Annualized Returns
                   Average Annual Returns
              Period Ended December 31, 1998
                   1 YEAR   5 YEAR   10 YEAR
Mort. Sec. IA       6.72%    6.92%    8.27%
Lehman Mort.        6.96%    7.23%    9.13%
--------------------------------------------

THE CHART REPRESENTS A HYPOTHETICAL
INVESTMENT IN THE MORTGAGE SECURITIES HLS
FUND. (THE ANNUALIZED RETURNS INCLUDE THE
FUND LEVEL EXPENSES, BUT EXCLUDE THE
INSURANCE CHARGES). PAST PERFORMANCE DOES
NOT GUARANTEE FUTURE RESULTS. THE VALUE OF
THE CONTRACT WILL FLUCTUATE SO THAT WHEN
REDEEMED, IT MAY BE WORTH MORE OR LESS
THAN THE ORIGINAL INVESTMENT.

------------------------------------------------------------------------------
BB&T GROWTH & INCOME FUND
------------------------------------------------------------------------------
Portfolio Manager

  RICK B. JONES, CFA         Q.
  Vice President             How Did The Fund Perform?
  Branch Banking & Trust Co.
                             The BB&T Growth & Income Variable Annuity Fund provided a total return of 13.36% for the 12-month period ending December 31, 1998. In comparison, the Lipper Growth & Income Variable
                             Annuity-Underlying Fund average gained 16.37%.

                             Q.
                             Why Did The Fund Perform This Way?

                             Although we're not pure value managers, we do have a strong, diversified value bias; we pursue stocks we consider reasonably priced. However, last year's stock market did not reward a value orientation. Stocks were led by two distinct groups: the type of large-capitalization, growth names that generally don't fit our style, and Internet stocks that were valued at levels we found hard to support. While some investors see a tremendous future for the Internet, a lot of the companies in that sector aren't going to earn money for the next two or three years. Many will never justify the stratospheric market capitalizations they now enjoy. We believe that, in the end, there are going to be a lot more losers than winners, and we're not comfortable risking our investors' money on that type of gamble. As always, our goal is to achieve competitive returns over a full market cycle, but with less risk.

                             As of December 31, 1998 the portfolio's five largest holdings were: Johnson & Johnson, Anheuser Busch, SUPERVALU, SBC Communications and AT&T.

                             Q.
                             What Is Your Outlook For 1999?

                             We're going to approach the coming year the
                             same way we approached last year.  We are
                             long-term investors.  We pay little or no
                             attention to what the stocks or sectors are
                             "hot" at any given time.  We will continue to
                             practice the diversified value strategy our
                             shareholders expect.  We will focus on
Performance Overview         companies we believe have good prospects going
6/3/97 - 12/31/98            forward, and we'll buy them when they're
Growth of a $10,000          available at reasonable prices.
investment.

[GRAPH]

$14,922   S&P 500
$13,599   BB&T Growth and Income

--------------------------------------------
Annualized Returns
                  Average Annual Returns
              Period Ended December 31, 1998
                1 YEAR       SINCE INCEPTION
BB&T G&I        13.36%            21.51%
S&P 500         28.60%            28.87%
--------------------------------------------

THE CHART REPRESENTS A HYPOTHETICAL
INVESTMENT IN THE BB&T GROWTH AND INCOME
FUND. (THE ANNUALIZED RETURNS INCLUDE THE
FUND LEVEL EXPENSES, BUT EXCLUDE THE
INSURANCE CHARGES). PAST PERFORMANCE DOES
NOT GUARANTEE FUTURE RESULTS. THE VALUE OF
THE CONTRACT WILL FLUCTUATE SO THAT WHEN
REDEEMED, IT MAY BE WORTH MORE OR LESS
THAN THE ORIGINAL INVESTMENT.

------------------------------------------------------------------------------
AMSOUTH EQUITY INCOME FUND
------------------------------------------------------------------------------
Portfolio Manager

  CHRISTOPHER WILES, CFA     Q.
  President                  How Did The Fund Perform?
  Rockhaven Asset Management
                             The AmSouth Equity Income Variable Annuity Fund provided a total return of 12.36% for the 12-month period ending December 31, 1998.

                             Q.
                             Why Did The Fund Perform This Way?

                             The first six months of 1998, the market rewarded top-line revenue growth. We're entering a period of very low inflation, or perhaps even disinflation. In this type of environment, the ability to grow revenues is critical. After a difficult first half of 1998, we started to focus on companies that could deliver robust revenue growth going forward. Some of the stocks we bought included Monstanto, in the basic material sector, Perkin-Elmer, a healthcare company that provides the instrumentation and computers needed to map DNA; Costco, the retailing company; and Disney, which we bought at year end.

                             Q.
                             What Is Your Outlook For 1999?

                             First of all, because of the very narrow
                             leadership in the stock market and the very
                             high valuations many of the largest stocks
                             carry, we believe we're in for another
                             roller-coaster ride.  We would be surprised if
                             we didn't have at least one significant
                             correction of 10% or more.  Also, the
                             disinflation that's going on globally, the Y2K
                             problem, the Internet -- all these factors
                             could benefit larger, stronger companies,
                             rather than smaller ones.  In this next year,
                             we'll maintain our focus on those larger-cap,
                             healthy multi-nationals that can deliver solid
Performance Overview         revenue growth.  And even though the market has
10/23/97 - 12/31/98          all the makings for another topsy-turvy year,
Growth of a $10,000          it could still go up another 20% in 1999.
investment.

[GRAPH]

$13,187   S&P 500
$11,491   AmSouth Equity Income

--------------------------------------------
Annualized Returns
                  Average Annual Returns
              Period Ended December 31, 1998
                  1 YEAR     SINCE INCEPTION
Equity Income     12.36%         12.67%
S&P 500           28.60%         26.20%
--------------------------------------------

THE CHART REPRESENTS A HYPOTHETICAL
INVESTMENT IN THE AMSOUTH EQUITY INCOME
FUND. (THE ANNUALIZED RETURNS INCLUDE THE
FUND LEVEL EXPENSES, BUT EXCLUDE THE
INSURANCE CHARGES). PAST PERFORMANCE DOES
NOT GUARANTEE FUTURE RESULTS. THE VALUE OF
THE CONTRACT WILL FLUCTUATE SO THAT WHEN
REDEEMED, IT MAY BE WORTH MORE OR LESS
THAN THE ORIGINAL INVESTMENT.

------------------------------------------------------------------------------
MENTOR
      VIP GROWTH PORTFOLIO
------------------------------------------------------------------------------
Portfolio Managers

  TED PRICE, CFA              Q.
  Managing Director           How Did The Fund Perform?
  Mentor Investment Group
                              For the quarter ending December 31, 1998 the
  LINDA ZIGLAR, CFA           Mentor VIP Growth Portfolio returned 21.66%,
  Managing Director           significantly outperforming the Russell 2000
  Mentor Investment Group     Index benchmark return of 16.31%.  Since
                              inception through December 31, 1998 the fund
  JEFF DRUMMOND, CFA          has returned -8.32% versus the Russell 2000
  Senior Vice President       Index return of -7.86%.
  Mentor Investment Group
                              Q.
                              Why Did The Fund Perform This Way?

                              The past year has been one of the more
                              turbulent periods for small-cap stocks.
                              Small-cap performance lagged large-cap
                              performance despite one of the greatest
                              divergences in earning growth rates between these two groups of stocks. Earnings of small-cap growth companies continued to expand at strong rates, while large-cap company earnings slowed sharply. Volatility remained at high levels throughout the year for all small-caps. In addition, uncertainties surrounding the outlook for the economy kept pressure on small-cap performance, as the impact of economic and Federal Reserve uncertainties culminated in a plunge in most markets during late September and the first week in October. Low year-end valuations existed despite the very strong performance of small-cap stocks coming off the market bottom in early October.

                              Q.
                              What Is Your Outlook For 1999?

                              We believe that the outlook for the Portfolio
                              is positive.  Conversations with our companies'
                              management leads us to the conclusion that, on
                              the whole, earnings results for 1999 will
                              continue the strong gains that we saw in 1998.
                              While there are pockets of economic weakness in
                              price-sensitive areas such as retailing, the
                              management of early cyclical stocks such as
                              trucking firms, regional airlines, and radio
                              broadcasters tells us that the business outlook
                              for the first half of 1999 is quite good.  The
                              expected earnings growth rate of our stocks on
                              average is 35% for the next 12 months, while
                              the P/E ratio of the Portfolio is at a 25%
                              discount to this growth rate.  When compared to
                              the expected flat earnings growth of large-cap
Performance Overview          companies and record high P/E ratios of that
3/3/98 - 12/31/98             group, we believe that the outlook for
Growth of a $10,000           small-cap stocks is exceptional.
investment.

[GRAPH]

$9,214   Russell 2000
$9,168   VIP Growth

--------------------------------------------
Cumulative Returns
                    Cumulative Returns
              Period Ended December 31, 1998
                         SINCE INCEPTION
VIP Growth                   -8.32%
Russell 2000                 -7.86%
--------------------------------------------

THE CHART REPRESENTS A HYPOTHETICAL
INVESTMENT IN THE MENTOR VIP GROWTH
PORTFOLIO. (THE CUMULATIVE RETURNS INCLUDE
THE FUND LEVEL EXPENSES, BUT EXCLUDE THE
INSURANCE CHARGES). PAST PERFORMANCE DOES
NOT GUARANTEE FUTURE RESULTS. THE VALUE OF
THE CONTRACT WILL FLUCTUATE SO THAT WHEN
REDEEMED, IT MAY BE WORTH MORE OR LESS
THAN THE ORIGINAL INVESTMENT.

------------------------------------------------------------------------------
MENTOR VIP
         PERPETUAL INTERNATIONAL PORTFOLIO
------------------------------------------------------------------------------
Portfolio Managers

  SCOTT MCGLASHAN            Q.
  Far East Team Leader       How Did The Fund Perform?
  Perpetual, PLC
                             For the quarter ending December 31, 1998 the
  KATHRYN LANGRIDGE          Mentor VIP International Portfolio returned
  Southeast Asia Team Leader 16.07%, lagging the MSCI EAFE Index benchmark
  Perpetual, PLC             return of 20.75%.  Since inception through
                             December 31, 1998 the fund has returned 12.08%
  STEPHEN WHITTAKER          versus the MSCI EAFE Index return of 6.59%.
  UK Team Leader
  Perpetual, PLC             Q.
                             Why Did The Fund Perform This Way?
  MARGARET RODDAN
  Europe Team Leader         We added value through superior stock selection
  Perpetual, PLC             in Japan and Continental Europe, but lost a
                             portion of that through our UK stock selection.
  MARK TURNER                The major portfolio change that we implemented
  Latin America Team Leader  during the quarter occurred in early November
  Perpetual, PLC             when we moved 10% of the Portfolio out of
                             Continental Europe, reinvesting the proceeds in Japan, Asia and small-cap UK stocks. Our assessment was that some European markets were beginning to over-discount the potential short-term benefits from the establishment of the Euro. On the other hand, recessionary conditions throughout Asia were producing attractive investment opportunities. The consequences of this strategy will become apparent during the next few months and will depend significantly on evidence that Japanese domestic consumption is beginning to recover.

                             Q.
                             What Is Your Outlook For 1999?

                             The critical questions for international
                             markets over the coming months will be the
                             behavior of the U.S. consumer and to what
                             extent that behavior is dependent on buoyant
                             stock markets and easy U.S. monetary
                             conditions.  Suffice it to say that the U.S.
                             can be described as the world's "consumer of
                             last resort," providing markets for everything
                             from Brazilian steel to plastic and electronic
                             toys made in China.  If the apparent
                             super-valuation of segments of the U.S. market
                             were to reverse course, and the U.S. consumer
                             ceased to be the beneficiary of capital gains
                             to match credit purchases, investors around the
Performance Overview         world would likely focus more closely on the
3/3/98 - 12/31/98            earnings squeeze which deflationary conditions
Growth of a $10,000          are precipitating in many countries.
investment.

[GRAPH]

$11,208   VIP International
$10,659   EAFE

--------------------------------------------
Cumulative Returns
                     Cumulative Returns
              Period Ended December 31, 1998
                      SINCE INCEPTION
VIP International         12.08%
EAFE                       6.59%
--------------------------------------------

THE CHART REPRESENTS A HYPOTHETICAL
INVESTMENT IN THE MENTOR VIP INTERNATIONAL
PORTFOLIO. (THE CUMULATIVE RETURNS INCLUDE
THE FUND LEVEL EXPENSES, BUT EXCLUDE THE
INSURANCE CHARGES). PAST PERFORMANCE DOES
NOT GUARANTEE FUTURE RESULTS. THE VALUE OF
THE CONTRACT WILL FLUCTUATE SO THAT WHEN
REDEEMED, IT MAY BE WORTH MORE OR LESS
THAN THE ORIGINAL INVESTMENT.

------------------------------------------------------------------------------
MENTOR
     VIP CAPITAL GROWTH PORTFOLIO
------------------------------------------------------------------------------
Portfolio Managers

  JOHN DAVENPORT, CFA        Q.
  Managing Director          How Did The Fund Perform?
  Mentor Investment Group
                             For the quarter ending December 31, 1998 the
  RICHARD SKEPPSTROM         Mentor VIP Capital Growth Portfolio returned
  Senior Vice President      20.07%, slightly lagging the S&P 500 Index
  Mentor Investment Group    benchmark return of 21.30%.  Since inception
                             through December 31, 1998 the fund has returned
  CHRIS RUSBULDT, CFA        8.62% versus the S&P 500 Index return of 18.30%.
  Vice President
  Mentor Investment Group    Q.
                             Why Did The Fund Perform This Way?
  STEVE CERTO
  Vice President             The market's recent advances have been very
  Mentor Investment Group    narrow, with the gains becoming increasingly
                             concentrated in fewer and fewer mega-cap
                             stocks, stocks that represent the top 50 in the
                             S&P 500.  Although we have not been as
                             concentrated in the largest-capitalization
                             growth stocks as the S&P 500, our performance
                             has held up well.  If these largest growth
                             stocks stop outperforming the broader market,
                             as we strongly believe will happen, our
                             relative performance could benefit
                             significantly.   We continue to own strong
                             companies that we believe can grow their
                             earnings, on average, at solid above-average
                             rates.   Also, we own these stocks at what we
                             believe are relatively attractive valuations.

                             Q.
                             What Is Your Outlook For 1999?

                             It is impossible to predict where the stock
                             market will go in 1999.   We do want to caution
                             that, much like the second half of 1998, the
                             ingredients are in place for a potentially very
                             volatile year in 1999.  Valuations are high,
                             expectations are high, and the economic and
                             corporate environments are quite fluid.
                             Regardless of the 1999 market environment, we
                             will continue to focus on our proven,
                             fundamental strategy of holding a diversified
Performance Overview         group of reasonably-valued quality companies
3/3/98 - 12/31/98            capable of sustaining above-average long-term
Growth of a $10,000          earnings growth.
investment.

[GRAPH]

$11,830   S&P 500
$10,864   VIP Capital Growth

--------------------------------------------
Cumulative Returns
                    Cumulative Returns
              Period Ended December 31, 1998
                          SINCE INCEPTION
VIP Capital Growth             8.64%
S&P 500                       18.30%
--------------------------------------------

THE CHART REPRESENTS A HYPOTHETICAL
INVESTMENT IN THE MENTOR VIP CAPITAL
GROWTH PORTFOLIO. (THE CUMULATIVE RETURNS
INCLUDE THE FUND LEVEL EXPENSES, BUT
EXCLUDE THE INSURANCE CHARGES). PAST
PERFORMANCE DOES NOT GUARANTEE FUTURE
RESULTS. THE VALUE OF THE CONTRACT WILL
FLUCTUATE SO THAT WHEN REDEEMED, IT MAY BE
WORTH MORE OR LESS THAN THE ORIGINAL
INVESTMENT.

 Performance Summary of Hartford HLS Mutual Funds
--------------------------------------------------------------------------------

FUNDS

                                                 TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31,
                      1998        1997        1996        1995        1994        1993        1992        1991        1990

Stock HLS Fund...      33.47%      31.38%      24.37%      34.10%      (1.89)%     14.34%      10.04%      24.58%      (3.87)%
Bond HLS Fund....       8.15       11.35        3.52       18.49       (3.95)      10.24        5.53       16.43        8.39
Money Market HLS
 Fund............       5.25        5.31        5.19        5.74        3.95        2.94        3.63        6.01        8.09
Advisers HLS
 Fund............      24.66       24.51       16.59       28.34       (2.74)      12.25        8.30       20.33        1.26
Capital
 Appreciation HLS
 Fund............      15.48       22.34       20.70       30.25        2.50       20.80       16.98       53.99      (10.90)
Mortgage
 Securities HLS
 Fund............       6.72        9.01        5.07       16.17       (1.61)       6.31        4.64       14.71        9.70
Index HLS Fund...      28.06       32.61       22.09       36.55        0.94        9.12        6.82       29.53       (3.99)
International
 Opportunities
 HLS Fund........      13.16        0.34       12.93       13.93       (1.94)      33.73       (4.43)      13.00      (11.76)*
Dividend and
 Growth HLS
 Fund............      16.42       31.89       22.91       36.37        1.96*      --          --          --          --
International
 Advisers HLS
 Fund............      13.35        5.52       11.79       15.84*      --          --          --          --          --
Small Company HLS
 Fund............      11.62       18.38        7.15*      --          --          --          --          --          --
MidCap HLS
 Fund............      26.57       13.81*      --          --          --          --          --          --          --
Growth & Income
 HLS Fund........      19.05*      --          --          --          --          --          --          --          --
Global Leaders
 HLS Fund........      31.88*      --          --          --          --          --          --          --          --
High Yield HLS
 Fund............       3.58*      --          --          --          --          --          --          --          --
MARKET INDICES

Standard & Poor's
 500 Stock
 Index...........      28.60 %     33.35 %     22.95 %     37.52 %      1.31 %     10.06 %      7.61 %     30.39 %     (3.11)%
Standard & Poor's
 400 Stock Index
 (MidCap)........      19.11       32.25       19.18       30.88       (3.59)      11.03        7.58       16.13        8.28
Shearson Lehman
 Gov't/ Corp.
 Bond Index......       9.47        9.76        2.90       19.24       (3.51)      11.03        7.58       16.13        8.28
90-Day Treasury
 Bills...........       4.98        5.33        5.29        5.80        4.14        3.12        3.70        5.90        7.95
EAFEGDP..........      26.71        5.77        7.63       11.16        7.81       33.56       (9.65)      10.73      --
Frank Russell
 2000 Index......      (2.55)      22.36       16.51       28.45       (1.82)      18.71       18.41       46.04      (19.48)
Frank Russell
 2500 Index......       0.38       24.43       19.04       31.70       (1.07)      16.54       16.18       46.69      (14.88)
Shearson Lehman
 Brothers
 Mortgage Backed
 Bond Index......       6.96        9.49        5.35       16.80       (1.61)       6.84        8.96       15.72       10.72

FUNDS
                      1989        1988        1987        1986        1985
Stock HLS Fund...      26.02%      19.00%       5.41%      12.33%      31.49%
Bond HLS Fund....      12.10        7.60       (0.01)      12.19       20.62
Money Market HLS
 Fund............       9.10        7.40        6.49        6.77        8.53
Advisers HLS
 Fund............      21.72       14.24        6.08       12.70       26.85
Capital
 Appreciation HLS
 Fund............      24.11       26.37       (4.31)       9.03       36.18
Mortgage
 Securities HLS
 Fund............      13.13        8.38        2.64       11.13       20.61
Index HLS Fund...      30.47       16.35      (12.91)*     --          --
International
 Opportunities
 HLS Fund........      --          --          --          --          --
Dividend and
 Growth HLS
 Fund............      --          --          --          --          --
International
 Advisers HLS
 Fund............      --          --          --          --          --
Small Company HLS
 Fund............      --          --          --          --          --
MidCap HLS
 Fund............      --          --          --          --          --
Growth & Income
 HLS Fund........      --          --          --          --          --
Global Leaders
 HLS Fund........      --          --          --          --          --
High Yield HLS
 Fund............      --          --          --          --          --
MARKET INDICES
Standard & Poor's
 500 Stock
 Index...........      31.62 %     16.60 %      5.49 %     18.66 %     31.70 %
Standard & Poor's
 400 Stock Index
 (MidCap)........      14.24        7.58        2.29       15.62       21.30
Shearson Lehman
 Gov't/ Corp.
 Bond Index......      14.24        7.58        2.29       15.62       21.30
90-Day Treasury
 Bills...........       8.67        6.56        5.97        6.41        7.97
EAFEGDP..........     --          --          --          --          --
Frank Russell
 2000 Index......      16.26       25.02       (8.80)       5.68       31.04
Frank Russell
 2500 Index......      19.43       21.39        1.75       12.62      --
Shearson Lehman
 Brothers
 Mortgage Backed
 Bond Index......      15.35        8.55        2.81      --          --

 * The inception dates of the Funds are as follows: Stock and Bond Securities--August 31, 1977, HVA Money Market--June 30 1980, Advisers--March 31, 1983, Capital Appreciation--April 2, 1984, Mortgage Securities--January 1, 1985, Index--May 1, 1987, International Opportunities--July 2, 1990, Dividend and Growth--March 8, 1994, International Advisers--March 1, 1995, Small Company--August 9, 1996, MidCap--July 15, 1997, Growth & Income--April 30, 1998, High Yield--September 21, 1998 and Global Leaders--September 30, 1998

 The performance figures for mutual funds do not include insurance charges that are included in the unit values of individual plans.

 Total return consists of any change in the market price of securities owned by the various mutual funds, as well as income from dividends or interest. Calculations assume reinvestment of income. Performance figures represent past results and are not a guarantee of future performance. An investor's unit when redeemed, may be worth more or less than the original cost. Results do not take into account personal income taxes and capital gains where applicable. Market indices are included as a broad measure of market performance, and no direct comparison with funds is intended.

            ---------------------------------------------------- 21
              ----------------------------------------------------

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

                            BOND FUND      STOCK FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
    Shares 349,618,159
    Cost $365,928,024
      Market Value.......  $377,820,108        --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
      Shares 380,740,509
      Cost $1,321,699,321
      Market Value.......       --       $2,498,292,052
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 342,816,331
      Cost $342,816,331
      Market Value.......       --             --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
      Shares
      1,646,987,741
      Cost $3,054,571,935
      Market Value.......       --             --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
      Shares 417,240,558
      Cost $1,302,905,756
      Market Value.......       --             --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
      Shares 175,411,395
      Cost $189,578,583
      Market Value.......       --             --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
      Shares 174,516,110
      Cost $371,361,315
      Market Value.......       --             --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
      Shares 294,203,798
      Cost $340,518,189
      Market Value.......       --             --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
      Shares 451,028,566
      Cost $725,280,325
      Market Value.......       --             --
  Due from Hartford Life
   Insurance Company.....       204,248         389,733
  Receivable from fund
   shares sold...........       --             --
                           ------------  --------------
  Total Assets...........   378,024,356   2,498,681,785
                           ------------  --------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --             --
  Payable for fund shares
   purchased.............       204,309         389,945
                           ------------  --------------
  Total Liabilities......       204,309         389,945
                           ------------  --------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $377,820,047  $2,498,291,840
                           ------------  --------------
                           ------------  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 22
              ----------------------------------------------------

                              MONEY                           CAPITAL             MORTGAGE
                           MARKET FUND   ADVISERS FUND   APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  --------------  ------------------   ----------------   --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
    Shares 349,618,159
    Cost $365,928,024
      Market Value.......      --             --                --                  --                 --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
      Shares 380,740,509
      Cost $1,321,699,321
      Market Value.......      --             --                --                  --                 --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 342,816,331
      Cost $342,816,331
      Market Value.......  $342,816,331       --                --                  --                 --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
      Shares
      1,646,987,741
      Cost $3,054,571,935
      Market Value.......      --        $4,916,675,095         --                  --                 --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
      Shares 417,240,558
      Cost $1,302,905,756
      Market Value.......      --             --           $1,985,681,614           --                 --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
      Shares 175,411,395
      Cost $189,578,583
      Market Value.......      --             --                --              $190,242,955           --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
      Shares 174,516,110
      Cost $371,361,315
      Market Value.......      --             --                --                  --           $  623,101,394
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
      Shares 294,203,798
      Cost $340,518,189
      Market Value.......      --             --                --                  --                 --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
      Shares 451,028,566
      Cost $725,280,325
      Market Value.......      --             --                --                  --                 --
  Due from Hartford Life
   Insurance Company.....      --              662,986         10,643,121           --                  267,176
  Receivable from fund
   shares sold...........   19,488,693        --                --                   412,430           --
                           ------------  --------------  ------------------   ----------------   --------------
  Total Assets...........  362,305,024   4,917,338,081      1,996,324,735        190,655,385        623,368,570
                           ------------  --------------  ------------------   ----------------   --------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....   19,483,630        --                --                   408,162           --
  Payable for fund shares
   purchased.............      --              664,510         10,643,361           --                  267,984
                           ------------  --------------  ------------------   ----------------   --------------
  Total Liabilities......   19,483,630         664,510         10,643,361            408,162            267,984
                           ------------  --------------  ------------------   ----------------   --------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $342,821,394  $4,916,673,571    $1,985,681,374       $190,247,223     $  623,100,586
                           ------------  --------------  ------------------   ----------------   --------------
                           ------------  --------------  ------------------   ----------------   --------------

                              INTERNATIONAL       DIVIDEND AND
                           OPPORTUNITIES FUND      GROWTH FUND
                               SUB-ACCOUNT         SUB-ACCOUNT
                           -------------------   ---------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
    Shares 349,618,159
    Cost $365,928,024
      Market Value.......         --                  --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
      Shares 380,740,509
      Cost $1,321,699,321
      Market Value.......         --                  --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 342,816,331
      Cost $342,816,331
      Market Value.......         --                  --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
      Shares
      1,646,987,741
      Cost $3,054,571,935
      Market Value.......         --                  --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
      Shares 417,240,558
      Cost $1,302,905,756
      Market Value.......         --                  --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
      Shares 175,411,395
      Cost $189,578,583
      Market Value.......         --                  --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
      Shares 174,516,110
      Cost $371,361,315
      Market Value.......         --                  --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
      Shares 294,203,798
      Cost $340,518,189
      Market Value.......      $398,604,075           --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
      Shares 451,028,566
      Cost $725,280,325
      Market Value.......         --             $974,440,901
  Due from Hartford Life
   Insurance Company.....         --                  122,495
  Receivable from fund
   shares sold...........           364,279           --
                           -------------------   ---------------
  Total Assets...........       398,968,354       974,563,396
                           -------------------   ---------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           364,240           --
  Payable for fund shares
   purchased.............         --                  122,730
                           -------------------   ---------------
  Total Liabilities......           364,240           122,730
                           -------------------   ---------------
  Net Assets (variable
   annuity contract
   liabilities)..........      $398,604,114      $974,440,666
                           -------------------   ---------------
                           -------------------   ---------------

            ---------------------------------------------------- 23
              ----------------------------------------------------

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
 DECEMBER 31, 1998

                           INTERNATIONAL        SMALL          MIDCAP       SMITH BARNEY
                           ADVISERS FUND    COMPANY FUND        FUND       CASH PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           --------------   -------------   ------------   ---------------
ASSETS:
  Investments:
    International
     Advisers HLS Fund,
     Inc. - Class IA
    Shares 65,678,237
    Cost $75,055,437
      Market Value.......    $75,837,939         --             --              --
    Small Company HLS
     Fund, Inc. - Class
     IA
    Shares 93,203,695
    Cost $112,102,718
      Market Value.......       --          $123,132,800        --              --
    MidCap HLS Fund, Inc.
     - Class IA
    Shares 32,171,652
    Cost $39,368,682
      Market Value.......       --               --         $46,303,243         --
    Smith Barney Cash
     Portfolio
    Shares 486,806
    Cost $486,806
      Market Value.......       --               --             --             $486,808
    Smith Barney
     Appreciation Fund
    Shares 13,052
    Cost $99,509
      Market Value.......       --               --             --              --
    Smith Barney
     Government Portfolio
    Shares 34,357
    Cost $34,357
      Market Value.......       --               --             --              --
    BB&T Growth & Income
     Fund
    Shares 1,782,787
    Cost $21,373,783
      Market Value.......       --               --             --              --
    AmSouth Equity Income
     Fund
    Shares 1,999,203
    Cost $21,507,113
      Market Value.......       --               --             --              --
    Mentor VIP Capital
     Growth Portfolio
    Shares 1,375,385
    Cost $16,981,499
      Market Value.......       --               --             --              --
    Mentor VIP Perpetual
     International
     Portfolio
    Shares 771,760
    Cost $10,211,028
      Market Value.......       --               --             --              --
    Mentor VIP Growth
     Portfolio
    Shares 913,633
    Cost $9,860,193
      Market Value.......       --               --             --              --
  Due from Hartford Life
   Insurance Company.....         37,942       8,326,029        197,604          26,345
  Receivable from fund
   shares sold...........       --               --             --              --
                           --------------   -------------   ------------   ---------------
  Total Assets...........     75,875,881     131,458,829     46,500,847         513,153
                           --------------   -------------   ------------   ---------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --               --             --              --
  Payable for fund shares
   purchased.............         37,943       8,325,756        198,464          26,450
                           --------------   -------------   ------------   ---------------
  Total Liabilities......         37,943       8,325,756        198,464          26,450
                           --------------   -------------   ------------   ---------------
  Net Assets (variable
   annuity contract
   liabilities)..........    $75,837,938    $123,133,073    $46,302,383        $486,703
                           --------------   -------------   ------------   ---------------
                           --------------   -------------   ------------   ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 24
              ----------------------------------------------------

                              SMITH BARNEY          SMITH BARNEY          BB&T GROWTH &     AMSOUTH EQUITY        MENTOR
                           APPRECIATION FUND    GOVERNMENT PORTFOLIO       INCOME FUND        INCOME FUND     CAPITAL GROWTH
                              SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------   ---------------------   -----------------   ---------------   ---------------
ASSETS:
  Investments:
    International
     Advisers HLS Fund,
     Inc. - Class IA
    Shares 65,678,237
    Cost $75,055,437
      Market Value.......       --                    --                      --                 --                --
    Small Company HLS
     Fund, Inc. - Class
     IA
    Shares 93,203,695
    Cost $112,102,718
      Market Value.......       --                    --                      --                 --                --
    MidCap HLS Fund, Inc.
     - Class IA
    Shares 32,171,652
    Cost $39,368,682
      Market Value.......       --                    --                      --                 --                --
    Smith Barney Cash
     Portfolio
    Shares 486,806
    Cost $486,806
      Market Value.......       --                    --                      --                 --                --
    Smith Barney
     Appreciation Fund
    Shares 13,052
    Cost $99,509
      Market Value.......       $199,776              --                      --                 --                --
    Smith Barney
     Government Portfolio
    Shares 34,357
    Cost $34,357
      Market Value.......       --                     $34,356                --                 --                --
    BB&T Growth & Income
     Fund
    Shares 1,782,787
    Cost $21,373,783
      Market Value.......       --                    --                   $23,711,070           --                --
    AmSouth Equity Income
     Fund
    Shares 1,999,203
    Cost $21,507,113
      Market Value.......       --                    --                      --              $22,511,025          --
    Mentor VIP Capital
     Growth Portfolio
    Shares 1,375,385
    Cost $16,981,499
      Market Value.......       --                    --                      --                 --             $18,677,728
    Mentor VIP Perpetual
     International
     Portfolio
    Shares 771,760
    Cost $10,211,028
      Market Value.......       --                    --                      --                 --                --
    Mentor VIP Growth
     Portfolio
    Shares 913,633
    Cost $9,860,193
      Market Value.......       --                    --                      --                 --                --
  Due from Hartford Life
   Insurance Company.....       --                    --                        29,049           --                  11,902
  Receivable from fund
   shares sold...........            117                    31                --                   30,849          --
                                --------               -------          -----------------   ---------------   ---------------
  Total Assets...........        199,893                34,387              23,740,119         22,541,874        18,689,630
                                --------               -------          -----------------   ---------------   ---------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            106                    30                --                   30,853          --
  Payable for fund shares
   purchased.............       --                    --                        29,053           --                  11,898
                                --------               -------          -----------------   ---------------   ---------------
  Total Liabilities......            106                    30                  29,053             30,853            11,898
                                --------               -------          -----------------   ---------------   ---------------
  Net Assets (variable
   annuity contract
   liabilities)..........       $199,787               $34,357             $23,711,066        $22,511,021       $18,677,732
                                --------               -------          -----------------   ---------------   ---------------
                                --------               -------          -----------------   ---------------   ---------------

                           MENTOR PERPETUAL        MENTOR
                             INTERNATIONAL         GROWTH
                              SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------   --------------
ASSETS:
  Investments:
    International
     Advisers HLS Fund,
     Inc. - Class IA
    Shares 65,678,237
    Cost $75,055,437
      Market Value.......        --                --
    Small Company HLS
     Fund, Inc. - Class
     IA
    Shares 93,203,695
    Cost $112,102,718
      Market Value.......        --                --
    MidCap HLS Fund, Inc.
     - Class IA
    Shares 32,171,652
    Cost $39,368,682
      Market Value.......        --                --
    Smith Barney Cash
     Portfolio
    Shares 486,806
    Cost $486,806
      Market Value.......        --                --
    Smith Barney
     Appreciation Fund
    Shares 13,052
    Cost $99,509
      Market Value.......        --                --
    Smith Barney
     Government Portfolio
    Shares 34,357
    Cost $34,357
      Market Value.......        --                --
    BB&T Growth & Income
     Fund
    Shares 1,782,787
    Cost $21,373,783
      Market Value.......        --                --
    AmSouth Equity Income
     Fund
    Shares 1,999,203
    Cost $21,507,113
      Market Value.......        --                --
    Mentor VIP Capital
     Growth Portfolio
    Shares 1,375,385
    Cost $16,981,499
      Market Value.......        --                --
    Mentor VIP Perpetual
     International
     Portfolio
    Shares 771,760
    Cost $10,211,028
      Market Value.......     $10,812,357          --
    Mentor VIP Growth
     Portfolio
    Shares 913,633
    Cost $9,860,193
      Market Value.......        --            $10,470,235
  Due from Hartford Life
   Insurance Company.....          15,306           67,722
  Receivable from fund
   shares sold...........        --                --
                           -----------------   --------------
  Total Assets...........      10,827,663       10,537,957
                           -----------------   --------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                --
  Payable for fund shares
   purchased.............          15,308           67,727
                           -----------------   --------------
  Total Liabilities......          15,308           67,727
                           -----------------   --------------
  Net Assets (variable
   annuity contract
   liabilities)..........     $10,812,355      $10,470,230
                           -----------------   --------------
                           -----------------   --------------

            ---------------------------------------------------- 25
              ----------------------------------------------------

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
 DECEMBER 31, 1998

                            GROWTH AND
                           INCOME FUND
                           SUB-ACCOUNT
                           ------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund -
     Class IA
    Shares 5,269,425
    Cost $5,509,163
      Market Value.......   $6,249,337
    Hartford High Yield
     HLS Fund - Class IA
    Shares 1,911,536
    Cost $1,953,422
      Market Value.......      --
    Hartford Global
     Leaders HLS Fund -
     Class IA
    Shares 466,167
    Cost $588,674
      Market Value.......      --
    Mitchell Hutchins
     Growth & Income
     Portfolio
    Shares 673
    Cost $9,994
      Market Value.......      --
    Mitchell Hutchins
     Strategic Income
     Portfolio
    Shares 808
    Cost $9,994
      Market Value.......      --
    Mitchell Hutchins
     Tactical Allocation
     Portfolio
    Shares 705
    Cost $9,995
      Market Value.......      --
  Investment Income
   Receivable............      --
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........       67,470
                           ------------
  Total Assets...........    6,316,807
                           ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       67,470
  Payable for fund shares
   purchased.............      --
                           ------------
  Total Liabilities......       67,470
                           ------------
  Net Assets (variable
   annuity contract
   liabilities)..........   $6,249,337
                           ------------
                           ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 26
              ----------------------------------------------------

                               HIGH          GLOBAL       MITCHELL HUTCHINS GROWTH    MITCHELL HUTCHINS STRATEGIC
                            YIELD FUND    LEADERS FUND      AND INCOME PORTFOLIO            INCOME PORTFOLIO
                           SUB-ACCOUNT     SUB-ACCOUNT           SUB-ACCOUNT                  SUB-ACCOUNT
                           ------------   -------------   -------------------------   ----------------------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund -
     Class IA
    Shares 5,269,425
    Cost $5,509,163
      Market Value.......      --             --                 --                          --
    Hartford High Yield
     HLS Fund - Class IA
    Shares 1,911,536
    Cost $1,953,422
      Market Value.......   $1,943,548        --                 --                          --
    Hartford Global
     Leaders HLS Fund -
     Class IA
    Shares 466,167
    Cost $588,674
      Market Value.......      --            $599,110            --                          --
    Mitchell Hutchins
     Growth & Income
     Portfolio
    Shares 673
    Cost $9,994
      Market Value.......      --             --                   $ 9,973                   --
    Mitchell Hutchins
     Strategic Income
     Portfolio
    Shares 808
    Cost $9,994
      Market Value.......      --             --                 --                              $9,849
    Mitchell Hutchins
     Tactical Allocation
     Portfolio
    Shares 705
    Cost $9,995
      Market Value.......      --             --                 --                          --
  Investment Income
   Receivable............      --             --                       746                          122
  Due from Hartford Life
   Insurance Company.....       47,113        --                 --                          --
  Receivable from fund
   shares sold...........      --              73,610                    6                            5
                           ------------   -------------            -------                       ------
  Total Assets...........    1,990,661        672,720               10,725                        9,976
                           ------------   -------------            -------                       ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --              73,610                    6                            5
  Payable for fund shares
   purchased.............       47,114        --                 --                          --
                           ------------   -------------            -------                       ------
  Total Liabilities......       47,114         73,610                    6                            5
                           ------------   -------------            -------                       ------
  Net Assets (variable
   annuity contract
   liabilities)..........   $1,943,547       $599,110              $10,719                       $9,971
                           ------------   -------------            -------                       ------
                           ------------   -------------            -------                       ------

                           MITCHELL HUTCHINS TACTICAL
                              ALLOCATION PORTFOLIO
                                   SUB-ACCOUNT
                           ---------------------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund -
     Class IA
    Shares 5,269,425
    Cost $5,509,163
      Market Value.......         --
    Hartford High Yield
     HLS Fund - Class IA
    Shares 1,911,536
    Cost $1,953,422
      Market Value.......         --
    Hartford Global
     Leaders HLS Fund -
     Class IA
    Shares 466,167
    Cost $588,674
      Market Value.......         --
    Mitchell Hutchins
     Growth & Income
     Portfolio
    Shares 673
    Cost $9,994
      Market Value.......         --
    Mitchell Hutchins
     Strategic Income
     Portfolio
    Shares 808
    Cost $9,994
      Market Value.......         --
    Mitchell Hutchins
     Tactical Allocation
     Portfolio
    Shares 705
    Cost $9,995
      Market Value.......            $10,502
  Investment Income
   Receivable............                 69
  Due from Hartford Life
   Insurance Company.....         --
  Receivable from fund
   shares sold...........                  6
                                     -------
  Total Assets...........             10,577
                                     -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....                  6
  Payable for fund shares
   purchased.............         --
                                     -------
  Total Liabilities......                  6
                                     -------
  Net Assets (variable
   annuity contract
   liabilities)..........            $10,571
                                     -------
                                     -------

            ---------------------------------------------------- 27
              ----------------------------------------------------

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
 DECEMBER 31, 1998

                                         UNITS
                                       OWNED BY        UNIT        CONTRACT
                                     PARTICIPANTS     PRICE        LIABILITY
                                     -------------  ----------  ---------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Bond Fund Qualified 1.00%........        232,939  $ 4.373600  $     1,018,782
  Bond Fund Non-Qualified 1.00%....      1,961,849    4.307093        8,449,866
  Bond Fund 1.25%..................    162,500,684    2.257591      366,860,082
  Bond Fund .25%...................         55,518    1.533539           85,139
  Bond Fund........................        306,878    1.030758          316,317
  Stock Fund Qualified 1.00%.......        802,936   11.737647        9,424,579
  Stock Fund Non-Qualified 1.00%...      2,912,842   11.223740       32,692,982
  Stock Fund 1.25%.................    403,629,126    6.065754    2,448,314,988
  Stock Fund .25%..................      1,056,753    3.251658        3,436,199
  Stock Fund.......................        849,480    1.036706          880,661
  Money Market Fund Qualified
   1.00%...........................        612,050    2.679268        1,639,846
  Money Market Fund Non-Qualified
   1.00%...........................      9,019,394    2.680536       24,176,811
  Money Market Fund 1.25%..........    183,614,324    1.715714      315,029,666
  Money Market Fund .25%...........        373,199    1.299644          485,026
  Money Market Fund................        725,403    1.016497          737,370
  Advisers Fund Qualified 1.00%....      3,191,360    6.604239       21,076,505
  Advisers Fund Non-Qualified
   1.00%...........................      9,942,207    6.604240       65,660,718
  Advisers Fund 1.25%..............  1,095,048,448    4.397886    4,815,898,238
  Advisers Fund .25%...............      1,220,271    2.502440        3,053,655
  Advisers Fund....................      1,915,141    1.035292        1,982,730
  Capital Appreciation Fund
   Qualified 1.00%.................        774,553    9.322862        7,221,051
  Capital Appreciation Fund
   Non-Qualified 1.00%.............      2,433,361    9.318523       22,675,331
  Capital Appreciation Fund
   1.25%...........................    352,482,012    5.525767    1,947,733,468
  Capital Appreciation Fund .25%...      2,264,988    2.712640        6,144,097
  Capital Appreciation Fund........        271,922    0.984021          267,577
  Mortgage Securities Fund
   Qualified 1.00%.................        484,096    2.844764        1,377,139
  Mortgage Securities Fund
   Non-Qualified 1.00%.............      5,584,466    2.844767       15,886,504
  Mortgage Securities Fund 1.25%...     78,025,873    2.210954      172,511,615
  Mortgage Securities Fund .25%....         14,431    1.458457           21,047
  Mortgage Securities Fund.........         10,000    1.022300           10,223
  Index Fund 1.00%.................        146,209    1.866581          272,911
  Index Fund Non-Qualified 1.00%...        569,781    1.866580        1,063,542
  Index Fund 1.25%.................    131,578,849    4.712432      620,056,376
  Index Fund .25%..................        212,284    3.080896          654,025
  Index Fund.......................        249,634    1.044934          260,851
  International Opportunities Fund
   Qualified 1.00%.................        197,097    1.676915          330,515
  International Opportunities Fund
   Non-Qualified 1.00%.............      1,314,169    1.676023        2,202,578
  International Opportunities Fund
   1.25%...........................    240,089,691    1.641190      394,032,800
  International Opportunities Fund
   .25%............................        681,620    1.874113        1,277,433
  International Opportunities
   Fund............................        140,095    0.924280          129,487
  Dividend and Growth Fund
   Qualified 1.00%.................        417,549    2.500875        1,044,238
  Dividend and Growth Fund
   Non-Qualified 1.00%.............      1,616,066    2.500878        4,041,584
  Dividend and Growth Fund 1.25%...    391,151,359    2.470981      966,527,576
  Dividend and Growth Fund .25%....        250,697    2.592664          649,973
  Dividend and Growth Fund.........        523,054    1.008273          527,381
  International Advisers Fund
   Sub-Account 1.00%...............         23,172    1.490549           34,539
  International Advisers Fund
   Non-Qualified 1.00%.............        201,485    1.490538          300,321
  International Advisers Fund
   1.25%...........................     50,971,459    1.476317       75,250,031
  International Advisers Fund
   .25%............................         39,807    1.534052           61,066
  International Advisers Fund......         80,466    0.971292           78,156
  Small Company Fund 1.00%.........        227,701    1.382431          314,781
  Small Company Fund Non-Qualified
   1.00%...........................      3,669,917    1.382433        5,073,414
  Small Company Fund 1.25%.........     85,431,351    1.374218      117,401,300
  Small Company Fund .25%..........         61,838    1.407436           87,033
  Small Company Fund...............        100,223    0.975195           97,737
  MidCap Fund Sub-Account 1.00%
   Qualified.......................         89,724    1.375964          123,457
  MidCap Fund Sub-Account 1.00%
   Non-Qualified...................        242,882    1.375969          334,198

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 28
              ----------------------------------------------------

                                         UNITS
                                       OWNED BY        UNIT        CONTRACT
                                     PARTICIPANTS     PRICE        LIABILITY
                                     -------------  ----------  ---------------
INDIVIDUAL SUB-ACCOUNTS --
 (CONTINUED)
  MidCap Fund 1.25%................     33,348,056  $ 1.371074  $    45,722,653
  MidCap Fund 1.00% Qualified......         29,907    1.390711           41,592
  MidCap Fund......................         79,150    1.016841           80,483
  Smith Barney Cash Portfolio
   Qualified 1.00%.................         52,115    2.889398          150,581
  Smith Barney Cash Portfolio
   Non-Qualified 1.00%.............        112,418    2.989930          336,122
  Smith Barney Appreciation
   Qualified 1.00%.................         18,002   11.098045          199,787
  Smith Barney Government Portfolio
   Qualified 1.00%.................         13,202    2.602409           34,357
  BB&T Growth and Income Fund......     17,799,083    1.332151       23,711,066
  AMSouth Equity Income Fund 1.00%
   Qualified.......................     19,801,638    1.135502       22,484,800
  Mentor Capital Growth Fund.......     17,370,611    1.075249       18,677,732
  Mentor Perpetual International
   Fund............................      9,747,833    1.109206       10,812,355
  Mentor Growth Fund...............     11,540,088    0.907292       10,470,230
  Growth and Income Fund...........        181,057    1.183528          214,286
  Growth and Income Fund...........         10,000    1.183500           11,835
  Growth and Income Fund...........      4,982,306    1.181798        5,888,079
  Growth and Income Fund...........         16,550    1.188761           19,674
  Growth and Income Fund...........        105,902    1.090282          115,463
  High Yield Fund..................         15,798    1.035511           16,359
  High Yield Fund..................         10,000    1.035500           10,355
  High Yield Fund..................      1,832,207    1.034881        1,896,116
  High Yield Fund..................         10,000    1.037462           10,375
  High Yield Fund..................         10,000    1.034245           10,342
  Global Leaders Fund..............         10,000    1.315500           13,155
  Global Leaders Fund..............         10,000    1.315500           13,155
  Global Leaders Fund..............        415,660    1.314733          546,482
  Global Leaders Fund..............         10,000    1.317944           13,179
  Global Leaders Fund..............         10,000    1.313892           13,139
  Mitchell Hutchins Growth and
   Income Portfolio................         10,000    1.071942           10,719
  Mitchell Hutchins Strategic
   Income Portfolio................         10,000    0.997127            9,971
  Mitchell Hutchins Tactical
   Allocation Portfolio............         10,000    1.057099           10,571
                                                                ---------------
  SUB-TOTAL INDIVIDUAL
   SUB-ACCOUNTS....................                              12,628,840,528
                                                                ---------------
ANNUITY CONTRACTS IN THE ANNUITY
 PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Bond Fund Non-Qualified 1.00%....         19,762    4.307092           85,115
  Bond Fund 1.25%..................        445,052    2.257591        1,004,746
  Stock Fund Non-Qualified 1.00%...         25,544   11.223888          286,703
  Stock Fund 1.25%.................        536,739    6.065754        3,255,728
  Money Market Fund Qualified
   1.00%...........................            648    2.679268            1,736
  Money Market Fund Non-Qualified
   1.00%...........................         85,788    2.680536          229,959
  Money Market Fund 1.25%..........        303,652    1.715714          520,980
  Advisers Fund Qualified 1.00%....          2,600    6.604240           17,172
  Advisers Fund Non-Qualified
   1.00%...........................         74,716    6.604240          493,441
  Advisers Fund 1.25%..............      1,930,726    4.397886        8,491,112
  Capital Appreciation Fund
   Non-Qualified 1.00%.............         18,217    9.318439          169,754
  Capital Appreciation Fund
   1.25%...........................        266,044    5.525767        1,470,096
  Mortgage Securities Fund
   Non-Qualified 1.00%.............         58,753    2.844767          167,139
  Mortgage Securities Fund 1.25%...        123,728    2.210954          273,556
  Index Fund 1.25%.................        168,253    4.712432          792,881
  International Opportunities Fund
   Non-Qualified 1.00%.............          6,240    1.676024           10,459
  International Opportunities Fund
   1.25%...........................        378,288    1.641190          620,842
  Dividend and Growth Fund 1.25%...        667,716    2.470981        1,649,914
  International Advisers Fund
   1.25%...........................         77,101    1.476317          113,825
  Small Company Fund 1.25%.........        115,562    1.374218          158,808
  AMSouth Equity Income Fund.......         23,092    1.135502           26,221
                                                                ---------------
  SUB-TOTAL INDIVIDUAL
   SUB-ACCOUNTS....................                                  19,840,187
                                                                ---------------
GRAND TOTAL........................                             $12,648,680,715
                                                                ---------------
                                                                ---------------

            ---------------------------------------------------- 29
              ----------------------------------------------------

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                            BOND FUND    STOCK FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ------------
INVESTMENT INCOME:
  Dividends..............  $17,912,357  $ 18,915,114
EXPENSES:
  Mortality and expense
   undertakings..........   (3,795,666)  (26,197,986)
                           -----------  ------------
    Net investment income
     (loss)..............   14,116,691    (7,282,872)
                           -----------  ------------
CAPITAL GAINS INCOME.....      --         63,980,079
                           -----------  ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (17,730)   (1,720,391)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    5,723,478   522,612,064
                           -----------  ------------
    Net gain (loss) on
     investments.........    5,705,748   520,891,673
                           -----------  ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $19,822,439  $577,588,880
                           -----------  ------------
                           -----------  ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 30
              ----------------------------------------------------

                              MONEY                           CAPITAL             MORTGAGE
                           MARKET FUND  ADVISERS FUND    APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                           SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -----------  --------------   ------------------   ----------------   --------------
INVESTMENT INCOME:
  Dividends..............  $15,550,709   $  97,214,065      $ 10,528,844         $11,949,822     $    5,084,024
EXPENSES:
  Mortality and expense
   undertakings..........   (3,714,561)    (53,193,739)      (22,767,506)         (2,304,989)        (6,407,798)
                           -----------  --------------   ------------------   ----------------   --------------
    Net investment income
     (loss)..............   11,836,148      44,020,326       (12,238,662)          9,644,833         (1,323,774)
                           -----------  --------------   ------------------   ----------------   --------------
CAPITAL GAINS INCOME.....      --          130,914,844       114,733,928            --               10,662,058
                           -----------  --------------   ------------------   ----------------   --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --            1,826,471        (4,786,085)            473,273           (704,518)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --          709,363,622       140,386,292            (228,914)       110,953,813
                           -----------  --------------   ------------------   ----------------   --------------
    Net gain (loss) on
     investments.........      --          711,190,093       135,600,207             244,359        110,249,295
                           -----------  --------------   ------------------   ----------------   --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $11,836,148   $ 886,125,263      $238,095,473         $ 9,889,192     $  119,587,579
                           -----------  --------------   ------------------   ----------------   --------------
                           -----------  --------------   ------------------   ----------------   --------------

                              INTERNATIONAL        DIVIDEND AND
                           OPPORTUNITIES FUND      GROWTH FUND
                               SUB-ACCOUNT         SUB-ACCOUNT
                           -------------------   ----------------
INVESTMENT INCOME:
  Dividends..............      $ 5,223,310       $     15,429,535
EXPENSES:
  Mortality and expense
   undertakings..........       (5,034,289)           (10,513,724)
                           -------------------   ----------------
    Net investment income
     (loss)..............          189,021              4,915,811
                           -------------------   ----------------
CAPITAL GAINS INCOME.....       25,347,181             25,624,259
                           -------------------   ----------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        1,455,876               (465,941)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       17,463,831             82,775,505
                           -------------------   ----------------
    Net gain (loss) on
     investments.........       18,919,707             82,309,564
                           -------------------   ----------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $44,455,909       $    112,849,634
                           -------------------   ----------------
                           -------------------   ----------------

            ---------------------------------------------------- 31
              ----------------------------------------------------

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF OPERATIONS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                           INTERNATIONAL        SMALL          MIDCAP       SMITH BARNEY
                           ADVISERS FUND    COMPANY FUND        FUND       CASH PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           --------------   -------------   ------------   ---------------
INVESTMENT INCOME:
  Dividends..............    $6,551,901      $   --          $       330       $24,990
EXPENSES:
  Mortality and expense
   undertakings..........      (840,602)      (1,090,110)       (320,350)       (5,044)
                           --------------   -------------   ------------       -------
    Net investment income
     (loss)..............     5,711,299       (1,090,110)       (320,020)       19,946
                           --------------   -------------   ------------       -------
CAPITAL GAINS INCOME.....     1,559,601        1,255,431         --            --
                           --------------   -------------   ------------       -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (62,176)       1,445,433          (3,698)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (222,372)       9,623,019       6,597,665       --
                           --------------   -------------   ------------       -------
    Net gain (loss) on
     investments.........      (284,548)      11,068,452       6,593,967       --
                           --------------   -------------   ------------       -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $6,986,352      $11,233,773     $ 6,273,947       $19,946
                           --------------   -------------   ------------       -------
                           --------------   -------------   ------------       -------

  *  From inception, March 2, 1998 to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 32
              ----------------------------------------------------

                              SMITH BARNEY          SMITH BARNEY          BB&T GROWTH &     AMSOUTH EQUITY        MENTOR
                           APPRECIATION FUND    GOVERNMENT PORTFOLIO       INCOME FUND        INCOME FUND     CAPITAL GROWTH
                              SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT*
                           ------------------   ---------------------   -----------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends..............        $ 2,368                $1,842              $  218,179         $  313,398        $ --
EXPENSES:
  Mortality and expense
   undertakings..........         (1,842)                 (377)               (189,383)          (178,806)          (85,499)
                                 -------                ------          -----------------   ---------------   ---------------
    Net investment income
     (loss)..............            526                 1,465                  28,796            134,592           (85,499)
                                 -------                ------          -----------------   ---------------   ---------------
CAPITAL GAINS INCOME.....         15,116              --                      --                 --                --
                                 -------                ------          -----------------   ---------------   ---------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........             51              --                         1,013              4,124            (4,500)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         17,076              --                     1,927,801            971,715         1,696,228
                                 -------                ------          -----------------   ---------------   ---------------
    Net gain (loss) on
     investments.........         17,127              --                     1,928,814            975,839         1,691,728
                                 -------                ------          -----------------   ---------------   ---------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $32,769                $1,465              $1,957,610         $1,110,431        $1,606,229
                                 -------                ------          -----------------   ---------------   ---------------
                                 -------                ------          -----------------   ---------------   ---------------

                           MENTOR PERPETUAL       MENTOR
                             INTERNATIONAL        GROWTH
                             SUB-ACCOUNT*      SUB-ACCOUNT*
                           -----------------   -------------
INVESTMENT INCOME:
  Dividends..............       $--               $--
EXPENSES:
  Mortality and expense
   undertakings..........        (51,799)          (44,785)
                                --------       -------------
    Net investment income
     (loss)..............        (51,799)          (44,785)
                                --------       -------------
CAPITAL GAINS INCOME.....       --                 --
                                --------       -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          1,684            (1,365)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        601,328           610,042
                                --------       -------------
    Net gain (loss) on
     investments.........        603,012           608,677
                                --------       -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $551,213          $563,892
                                --------       -------------
                                --------       -------------

  *  From inception, March 2, 1998 to December 31, 1998.

            ---------------------------------------------------- 33
              ----------------------------------------------------

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF OPERATIONS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                             GROWTH AND
                            INCOME FUND
                           SUB-ACCOUNT**
                           --------------
INVESTMENT INCOME:
  Dividends..............     $ 23,830
EXPENSES:
  Mortality and expense
   undertakings..........      (17,863)
                           --------------
    Net investment income
     (loss)..............        5,967
                           --------------
CAPITAL GAINS INCOME.....      --
                           --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (2,267)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      740,175
                           --------------
    Net gain (loss) on
     investments.........      737,908
                           --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $743,875
                           --------------
                           --------------

 **  From inception, June 1, 1998 to December 31, 1998.
***  From inception, September 30, 1998 to December 31, 1998.
**** From inception, December 16, 1998 to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 34
              ----------------------------------------------------

                                HIGH             GLOBAL        MITCHELL HUTCHINS GROWTH    MITCHELL HUTCHINS STRATEGIC
                             YIELD FUND       LEADERS FUND       AND INCOME PORTFOLIO            INCOME PORTFOLIO
                           SUB-ACCOUNT***    SUB-ACCOUNT***         SUB-ACCOUNT****              SUB-ACCOUNT****
                           ---------------   ---------------   -------------------------   ----------------------------
INVESTMENT INCOME:
  Dividends..............      $ 34,816          $   789                  $ 44                         $ 116
EXPENSES:
  Mortality and expense
   undertakings..........        (2,794)            (317)                   (6)                           (5)
                           ---------------       -------                 -----                         -----
    Net investment income
     (loss)..............        32,022              472                    38                           111
                           ---------------       -------                 -----                         -----
CAPITAL GAINS INCOME.....       --                16,340                   702                             6
                           ---------------       -------                 -----                         -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (287)           1,084             --                           --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (9,874)          10,436                   (20)                         (145)
                           ---------------       -------                 -----                         -----
    Net gain (loss) on
     investments.........       (10,161)          11,520                   (20)                         (145)
                           ---------------       -------                 -----                         -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 21,861          $28,332                  $720                         $ (28)
                           ---------------       -------                 -----                         -----
                           ---------------       -------                 -----                         -----

                           MITCHELL HUTCHINS TACTICAL
                              ALLOCATION PORTFOLIO
                                 SUB-ACCOUNT****
                           ---------------------------
INVESTMENT INCOME:
  Dividends..............              $ 13
EXPENSES:
  Mortality and expense
   undertakings..........                (6)
                                      -----
    Net investment income
     (loss)..............                 7
                                      -----
CAPITAL GAINS INCOME.....                56
                                      -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................               507
                                      -----
    Net gain (loss) on
     investments.........               507
                                      -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....              $570
                                      -----
                                      -----

 **  From inception, June 1, 1998 to December 31, 1998.
***  From inception, September 30, 1998 to December 31, 1998.
**** From inception, December 16, 1998 to December 31, 1998.

            ---------------------------------------------------- 35
              ----------------------------------------------------

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                            BOND FUND      STOCK FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $ 14,116,691  $   (7,282,872)
  Capital gains income...       --           63,980,079
  Net realized gain
   (loss) on security
   transactions..........       (17,730)     (1,720,391)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     5,723,478     522,612,064
                           ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    19,822,439     577,588,880
                           ------------  --------------
UNIT TRANSACTIONS:
  Purchases..............    41,906,997     201,628,213
  Net transfers..........    95,280,889     107,789,657
  Surrenders for benefit
   payments and fees.....   (24,892,187)   (143,970,482)
  Net annuity
   transactions..........       321,142         560,255
                           ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   112,616,841     166,007,643
                           ------------  --------------
  Net increase (decrease)
   in net assets.........   132,439,280     743,596,523
NET ASSETS:
  Beginning of period....   245,380,767   1,754,695,317
                           ------------  --------------
  End of period..........  $377,820,047  $2,498,291,840
                           ------------  --------------
                           ------------  --------------

 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1997

                            BOND FUND      STOCK FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $ 10,349,134  $   (2,890,041)
  Capital gains income...       --           64,909,605
  Net realized gain
   (loss) on security
   transactions..........        17,262       1,176,996
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    10,119,718     315,737,284
                           ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    20,486,114     378,933,844
                           ------------  --------------
UNIT TRANSACTIONS:
  Purchases..............    28,788,526     208,829,884
  Net transfers..........    19,102,654      45,780,800
  Surrenders for benefit
   payments and fees.....   (18,300,042)    (92,238,226)
  Net annuity
   transactions..........       325,387         633,517
                           ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    29,916,525     163,005,975
                           ------------  --------------
  Net increase (decrease)
   in net assets.........    50,402,639     541,939,819
NET ASSETS:
  Beginning of period....   194,978,128   1,212,755,498
                           ------------  --------------
  End of period..........  $245,380,767  $1,754,695,317
                           ------------  --------------
                           ------------  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 36
              ----------------------------------------------------

                              MONEY                           CAPITAL             MORTGAGE
                           MARKET FUND   ADVISERS FUND   APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  --------------  ------------------   ----------------   --------------
OPERATIONS:
  Net investment income
   (loss)................  $ 11,836,148  $   44,020,326    $  (12,238,662)      $  9,644,833     $   (1,323,774)
  Capital gains income...       --          130,914,844       114,733,928           --               10,662,058
  Net realized gain
   (loss) on security
   transactions..........       --            1,826,471        (4,786,085)           473,273           (704,518)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --          709,363,622       140,386,292           (228,914)       110,953,813
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    11,836,148     886,125,263       238,095,473          9,889,192        119,587,579
                           ------------  --------------  ------------------   ----------------   --------------
UNIT TRANSACTIONS:
  Purchases..............    34,983,693     374,759,005       143,597,572          9,146,977         67,409,255
  Net transfers..........   123,126,442     280,406,929       (12,597,119)         8,722,639         58,996,655
  Surrenders for benefit
   payments and fees.....   (94,130,526)   (329,416,389)     (117,626,736)       (28,665,195)       (34,320,175)
  Net annuity
   transactions..........       (32,392)      3,527,169           304,016             39,959            271,456
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    63,947,217     329,276,714        13,677,733        (10,755,620)        92,357,191
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets.........    75,783,365   1,215,401,977       251,773,206           (866,428)       211,944,770
NET ASSETS:
  Beginning of period....   267,038,029   3,701,271,594     1,733,908,168        191,113,651        411,155,816
                           ------------  --------------  ------------------   ----------------   --------------
  End of period..........  $342,821,394  $4,916,673,571    $1,985,681,374       $190,247,223     $  623,100,586
                           ------------  --------------  ------------------   ----------------   --------------
                           ------------  --------------  ------------------   ----------------   --------------

                              INTERNATIONAL       DIVIDEND AND
                           OPPORTUNITIES FUND      GROWTH FUND
                               SUB-ACCOUNT         SUB-ACCOUNT
                           -------------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................      $    189,021      $     4,915,811
  Capital gains income...        25,347,181           25,624,259
  Net realized gain
   (loss) on security
   transactions..........         1,455,876             (465,941)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        17,463,831           82,775,505
                           -------------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        44,455,909          112,849,634
                           -------------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............        16,804,591          141,279,121
  Net transfers..........       (27,399,853)          99,305,048
  Surrenders for benefit
   payments and fees.....       (28,546,428)         (49,052,200)
  Net annuity
   transactions..........           244,437              835,197
                           -------------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (38,897,253)         192,367,166
                           -------------------   ---------------
  Net increase (decrease)
   in net assets.........         5,558,656          305,216,800
NET ASSETS:
  Beginning of period....       393,045,458          669,223,866
                           -------------------   ---------------
  End of period..........      $398,604,114      $   974,440,666
                           -------------------   ---------------
                           -------------------   ---------------

                              MONEY                           CAPITAL             MORTGAGE
                           MARKET FUND   ADVISERS FUND   APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  --------------  ------------------   ----------------   --------------
OPERATIONS:
  Net investment income
   (loss)................  $ 10,558,627  $   36,403,121    $  (10,930,508)      $  9,013,463     $      492,907
  Capital gains income...           792     129,600,221       103,244,397           --               21,612,566
  Net realized gain
   (loss) on security
   transactions..........       --            2,159,454           413,746             28,917            243,148
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --          501,068,905       190,913,008          5,074,541         65,120,869
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    10,559,419     669,231,701       283,640,643         14,116,921         87,469,490
                           ------------  --------------  ------------------   ----------------   --------------
UNIT TRANSACTIONS:
  Purchases..............    56,766,167     364,832,050       194,562,087          7,925,304         65,766,703
  Net transfers..........    (9,782,834)     27,406,992       (11,521,643)        (9,594,437)        26,458,731
  Surrenders for benefit
   payments and fees.....   (68,418,264)   (206,501,208)      (87,759,430)       (17,575,723)       (18,692,668)
  Net annuity
   transactions..........        12,261         725,608           361,130             (3,307)           190,331
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (21,422,670)    186,463,442        95,642,144        (19,248,163)        73,723,097
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets.........   (10,863,251)    855,695,143       379,282,787         (5,131,242)       161,192,587
NET ASSETS:
  Beginning of period....   277,901,280   2,845,576,451     1,354,625,381        196,244,893        249,963,229
                           ------------  --------------  ------------------   ----------------   --------------
  End of period..........  $267,038,029  $3,701,271,594    $1,733,908,168       $191,113,651     $  411,155,816
                           ------------  --------------  ------------------   ----------------   --------------
                           ------------  --------------  ------------------   ----------------   --------------

                              INTERNATIONAL       DIVIDEND AND
                           OPPORTUNITIES FUND      GROWTH FUND
                               SUB-ACCOUNT         SUB-ACCOUNT
                           -------------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................      $ (1,529,162)     $     3,234,554
  Capital gains income...        29,748,890            9,959,170
  Net realized gain
   (loss) on security
   transactions..........            29,653               (4,003)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (32,127,237)         111,067,791
                           -------------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (3,877,856)         124,257,512
                           -------------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............        38,595,370          159,109,767
  Net transfers..........       (16,075,692)          87,528,713
  Surrenders for benefit
   payments and fees.....       (26,504,799)         (20,331,098)
  Net annuity
   transactions..........            66,746              349,515
                           -------------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (3,918,375)         226,656,897
                           -------------------   ---------------
  Net increase (decrease)
   in net assets.........        (7,796,231)         350,914,409
NET ASSETS:
  Beginning of period....       400,841,689          318,309,457
                           -------------------   ---------------
  End of period..........      $393,045,458      $   669,223,866
                           -------------------   ---------------
                           -------------------   ---------------

            ---------------------------------------------------- 37
              ----------------------------------------------------

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                           INTERNATIONAL        SMALL          MIDCAP       SMITH BARNEY
                           ADVISERS FUND    COMPANY FUND        FUND       CASH PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           --------------   -------------   ------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................    $ 5,711,299    $ (1,090,110)   $   (320,020)      $ 19,946
  Capital gains income...      1,559,601       1,255,431         --             --
  Net realized gain
   (loss) on security
   transactions..........        (62,176)      1,445,433          (3,698)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (222,372)      9,623,019       6,597,665        --
                           --------------   -------------   ------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      6,986,352      11,233,773       6,273,947         19,946
                           --------------   -------------   ------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............      9,244,144      17,606,410      13,468,482        --
  Net transfers..........      5,996,311      27,369,558      18,368,378        --
  Surrenders for benefit
   payments and fees.....     (3,894,672)     (4,568,343)       (982,314)       (42,255)
  Net annuity
   transactions..........         83,430          98,040         --             --
                           --------------   -------------   ------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     11,429,213      40,505,665      30,854,546        (42,255)
                           --------------   -------------   ------------   ---------------
  Net increase (decrease)
   in net assets.........     18,415,565      51,739,438      37,128,493        (22,309)
NET ASSETS:
  Beginning of period....     57,422,373      71,393,635       9,173,890        509,012
                           --------------   -------------   ------------   ---------------
  End of period..........    $75,837,938    $123,133,073    $ 46,302,383       $486,703
                           --------------   -------------   ------------   ---------------
                           --------------   -------------   ------------   ---------------

  *  From inception, March 2, 1998 to December 31, 1998.

 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1997

                           INTERNATIONAL        SMALL          MIDCAP        SMITH BARNEY
                           ADVISERS FUND    COMPANY FUND        FUND        CASH PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT*      SUB-ACCOUNT
                           --------------   -------------   -------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................    $ 1,035,994     $  (457,120)    $   (12,661)       $ 21,390
  Capital gains income...        110,732       3,307,195         --              --
  Net realized gain
   (loss) on security
   transactions..........         13,808         (36,223)         (2,185)        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        118,913       1,332,603         336,895         --
                           --------------   -------------   -------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,279,447       4,146,455         322,049          21,390
                           --------------   -------------   -------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............     18,887,741      24,742,079       2,088,623         --
  Net transfers..........      9,531,179      30,544,670       6,774,154         --
  Surrenders for benefit
   payments and fees.....     (2,110,213)     (1,630,264)        (10,936)        (93,309)
  Net annuity
   transactions..........         25,045          44,603         --              --
                           --------------   -------------   -------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     26,333,752      53,701,088       8,851,841         (93,309)
                           --------------   -------------   -------------   ---------------
  Net increase (decrease)
   in net assets.........     27,613,199      57,847,543       9,173,890         (71,919)
NET ASSETS:
  Beginning of period....     29,809,174      13,546,092         --              580,931
                           --------------   -------------   -------------   ---------------
  End of period..........    $57,422,373     $71,393,635     $ 9,173,890        $509,012
                           --------------   -------------   -------------   ---------------
                           --------------   -------------   -------------   ---------------

  *  From inception, July 15, 1997 to December 31, 1997.
 **  From inception, June 3, 1997 to December 31, 1997.
***  From inception, October 23, 1997 to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 38
              ----------------------------------------------------

                              SMITH BARNEY          SMITH BARNEY          BB&T GROWTH &     AMSOUTH EQUITY        MENTOR
                           APPRECIATION FUND    GOVERNMENT PORTFOLIO       INCOME FUND        INCOME FUND     CAPITAL GROWTH
                              SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT*
                           ------------------   ---------------------   -----------------   ---------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................       $    526               $ 1,465             $    28,796        $   134,592       $   (85,499)
  Capital gains income...         15,116              --                      --                 --                --
  Net realized gain
   (loss) on security
   transactions..........             51              --                         1,013              4,124            (4,500)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         17,076              --                     1,927,801            971,715         1,696,228
                                --------               -------          -----------------   ---------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         32,769                 1,465               1,957,610          1,110,431         1,606,229
                                --------               -------          -----------------   ---------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............       --                    --                     9,760,778         14,622,450        11,672,774
  Net transfers..........       --                    --                     6,090,057          5,094,816         5,647,677
  Surrenders for benefit
   payments and fees.....         (3,555)               (4,272)               (574,799)          (733,985)         (248,948)
  Net annuity
   transactions..........       --                    --                      --                   25,393          --
                                --------               -------          -----------------   ---------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (3,555)               (4,272)             15,276,036         19,008,674        17,071,503
                                --------               -------          -----------------   ---------------   ---------------
  Net increase (decrease)
   in net assets.........         29,214                (2,807)             17,233,646         20,119,105        18,677,732
NET ASSETS:
  Beginning of period....        170,573                37,164               6,477,420          2,391,916          --
                                --------               -------          -----------------   ---------------   ---------------
  End of period..........       $199,787               $34,357             $23,711,066        $22,511,021       $18,677,732
                                --------               -------          -----------------   ---------------   ---------------
                                --------               -------          -----------------   ---------------   ---------------

                           MENTOR PERPETUAL       MENTOR
                             INTERNATIONAL        GROWTH
                             SUB-ACCOUNT*      SUB-ACCOUNT*
                           -----------------   -------------
OPERATIONS:
  Net investment income
   (loss)................     $   (51,799)      $   (44,785)
  Capital gains income...        --                 --
  Net realized gain
   (loss) on security
   transactions..........           1,684            (1,365)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         601,328           610,042
                           -----------------   -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         551,213           563,892
                           -----------------   -------------
UNIT TRANSACTIONS:
  Purchases..............       6,236,230         6,771,031
  Net transfers..........       4,185,922         3,215,967
  Surrenders for benefit
   payments and fees.....        (161,010)          (80,660)
  Net annuity
   transactions..........        --                 --
                           -----------------   -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      10,261,142         9,906,338
                           -----------------   -------------
  Net increase (decrease)
   in net assets.........      10,812,355        10,470,230
NET ASSETS:
  Beginning of period....        --                 --
                           -----------------   -------------
  End of period..........     $10,812,355       $10,470,230
                           -----------------   -------------
                           -----------------   -------------

                              SMITH BARNEY          SMITH BARNEY          BB&T GROWTH &     AMSOUTH EQUITY     U.S. GOVERNMENT
                           APPRECIATION FUND    GOVERNMENT PORTFOLIO       INCOME FUND        INCOME FUND     MONEY MARKET FUND
                              SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT**     SUB-ACCOUNT***       SUB-ACCOUNT
                           ------------------   ---------------------   -----------------   ---------------   ------------------
OPERATIONS:
  Net investment income
   (loss)................       $    687               $ 1,594             $    22,704        $     1,732          $   2,019
  Capital gains income...         22,341              --                           662           --                 --
  Net realized gain
   (loss) on security
   transactions..........          6,810              --                      --                 --                 --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          8,816              --                       409,485             32,195           --
                                --------               -------          -----------------   ---------------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         38,654                 1,594                 432,851             33,927              2,019
                                --------               -------          -----------------   ---------------       ----------
UNIT TRANSACTIONS:
  Purchases..............       --                    --                     5,104,417          2,100,608           --
  Net transfers..........       --                    --                     1,006,220            259,438            (88,379)
  Surrenders for benefit
   payments and fees.....        (40,942)               (4,272)                (66,068)            (2,057)             9,133
  Net annuity
   transactions..........       --                    --                      --                 --                   21,870
                                --------               -------          -----------------   ---------------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (40,942)               (4,272)              6,044,569          2,357,989           (119,382)
                                --------               -------          -----------------   ---------------       ----------
  Net increase (decrease)
   in net assets.........         (2,288)               (2,678)              6,477,420          2,391,916           (117,363)
NET ASSETS:
  Beginning of period....        172,861                39,842                --                 --                  117,363
                                --------               -------          -----------------   ---------------       ----------
  End of period..........       $170,573               $37,164             $ 6,477,420        $ 2,391,916          $--
                                --------               -------          -----------------   ---------------       ----------
                                --------               -------          -----------------   ---------------       ----------

  *  From inception, July 15, 1997 to December 31, 1997.
 **  From inception, June 3, 1997 to December 31, 1997.
***  From inception, October 23, 1997 to December 31, 1997.

            ---------------------------------------------------- 39
              ----------------------------------------------------

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                             GROWTH AND
                            INCOME FUND
                           SUB-ACCOUNT**
                           --------------
OPERATIONS:
  Net investment income
   (loss)................    $    5,967
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........        (2,267)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       740,175
                           --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       743,875
                           --------------
UNIT TRANSACTIONS:
  Purchases..............     1,325,581
  Net transfers..........     4,236,085
  Surrenders for benefit
   payments and fees.....       (56,204)
  Net annuity
   transactions..........       --
                           --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,505,462
                           --------------
  Net increase (decrease)
   in net assets.........     6,249,337
NET ASSETS:
  Beginning of period....       --
                           --------------
  End of period..........    $6,249,337
                           --------------
                           --------------

 **  From inception, June 1, 1998 to December 31, 1998.
***  From inception, September 30, 1998 to December 31, 1998.
**** From inception, December 16, 1998 to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 40
              ----------------------------------------------------

                                HIGH             GLOBAL        MITCHELL HUTCHINS GROWTH    MITCHELL HUTCHINS STRATEGIC
                             YIELD FUND       LEADERS FUND       AND INCOME PORTFOLIO            INCOME PORTFOLIO
                           SUB-ACCOUNT***    SUB-ACCOUNT***         SUB-ACCOUNT****              SUB-ACCOUNT****
                           ---------------   ---------------   -------------------------   ----------------------------
OPERATIONS:
  Net investment income
   (loss)................     $   32,022         $    472               $    38                       $  111
  Capital gains income...       --                 16,340                   702                            6
  Net realized gain
   (loss) on security
   transactions..........           (287)           1,084             --                          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (9,874)          10,436                   (20)                        (145)
                           ---------------   ---------------            -------                       ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         21,861           28,332                   720                          (28)
                           ---------------   ---------------            -------                       ------
UNIT TRANSACTIONS:
  Purchases..............        226,463          114,768                10,000                       10,000
  Net transfers..........      1,697,571          456,296             --                          --
  Surrenders for benefit
   payments and fees.....         (2,348)            (286)                   (1)                          (1)
  Net annuity
   transactions..........       --                --                  --                          --
                           ---------------   ---------------            -------                       ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,921,686          570,778                 9,999                        9,999
                           ---------------   ---------------            -------                       ------
  Net increase (decrease)
   in net assets.........      1,943,547          599,110                10,719                        9,971
NET ASSETS:
  Beginning of period....       --                --                  --                          --
                           ---------------   ---------------            -------                       ------
  End of period..........     $1,943,547         $599,110               $10,719                       $9,971
                           ---------------   ---------------            -------                       ------
                           ---------------   ---------------            -------                       ------

                           MITCHELL HUTCHINS TACTICAL
                              ALLOCATION PORTFOLIO
                                 SUB-ACCOUNT****
                           ---------------------------
OPERATIONS:
  Net investment income
   (loss)................            $     7
  Capital gains income...                 56
  Net realized gain
   (loss) on security
   transactions..........         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................                507
                                     -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                570
                                     -------
UNIT TRANSACTIONS:
  Purchases..............             10,000
  Net transfers..........         --
  Surrenders for benefit
   payments and fees.....                  1
  Net annuity
   transactions..........         --
                                     -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........             10,001
                                     -------
  Net increase (decrease)
   in net assets.........             10,571
NET ASSETS:
  Beginning of period....         --
                                     -------
  End of period..........            $10,571
                                     -------
                                     -------

 **  From inception, June 1, 1998 to December 31, 1998.
***  From inception, September 30, 1998 to December 31, 1998.
**** From inception, December 16, 1998 to December 31, 1998.

            ---------------------------------------------------- 41
              ----------------------------------------------------

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 1998

 1.  ORGANIZATION:

    Separate Account Two (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

   c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:
    Deduction and Charges -- Certain amounts are deducted from the Contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.50% of the Contract's value for the mortality and expense risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the Contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the Contract's value may be assessed to partial withdrawals or surrenders. These expenses are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the Contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

 4.  HARTFORD U.S. GOVERNMENT MONEY MARKET FUND:

    One June 27, 1997, the Hartford U.S. Government Money Market Fund was merged with the HVA Money Market Fund. Accordingly, all contractholder account values held in the Hartford U.S. Government Money Market Fund were exchanged for equivalent account values of HVA Money Market Fund on June 27, 1997.

______________________________________ 42 ______________________________________

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
 TO HARTFORD LIFE INSURANCE COMPANY
 SEPARATE ACCOUNT TWO AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Two (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Smith Barney Cash Portfolio, Smith Barney Appreciation Fund, Smith Barney Government Portfolio, BB&T Growth & Income Fund, AmSouth Equity Income Fund, Mentor VIP Capital Growth Fund, Mentor VIP Perpetual International Fund, and Mentor VIP Growth Fund) (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 16, 1999                                            ARTHUR ANDERSEN LLP

______________________________________ 43 ______________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF ASSETS & LIABILITIES
 YEAR ENDED DECEMBER 31, 1998

                            BOND FUND      STOCK FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
    Shares 380,558,700
    Cost $399,499,923
      Market Value.......  $411,256,468        --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
    Shares 513,943,883
    Cost $2,170,908,704
      Market Value.......       --       $3,372,328,102
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
    Shares 345,742,205
    Cost $345,742,205
      Market Value.......       --             --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
    Shares 1,862,478,644
    Cost $4,012,019,599
      Market Value.......       --             --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
    Shares 602,284,430
    Cost $2,212,701,469
      Market Value.......       --             --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
    Shares 100,460,881
    Cost $109,029,070
      Market Value.......       --             --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
    Shares 213,539,249
    Cost $534,739,672
      Market Value.......       --             --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
    Shares 486,127,383
    Cost $617,788,895
      Market Value.......       --             --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
    Shares 844,442,536
    Cost $1,419,647,238
      Market Value.......       --             --
    Hartford
     International
     Advisers HLS Fund,
     Inc. - Class IA
    Shares 174,208,203
    Cost $199,416,162
      Market Value.......       --             --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       362,859       2,624,788
  Receivable from fund
   shares sold...........       --             --
                           ------------  --------------
  Total Assets...........   411,619,327   3,374,952,890
                           ------------  --------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --             --
  Payable for fund shares
   purchased.............       362,819       2,622,542
                           ------------  --------------
  Total Liabilities......       362,819       2,622,542
                           ------------  --------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $411,256,508  $3,372,330,348
                           ------------  --------------
                           ------------  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 44
              ----------------------------------------------------

                              MONEY                           CAPITAL             MORTGAGE
                           MARKET FUND   ADVISERS FUND   APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  --------------  ------------------   ----------------   --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
    Shares 380,558,700
    Cost $399,499,923
      Market Value.......      --             --                --                  --                 --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
    Shares 513,943,883
    Cost $2,170,908,704
      Market Value.......      --             --                --                  --                 --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
    Shares 345,742,205
    Cost $345,742,205
      Market Value.......  $345,742,206       --                --                  --                 --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
    Shares 1,862,478,644
    Cost $4,012,019,599
      Market Value.......      --        $5,559,969,961         --                  --                 --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
    Shares 602,284,430
    Cost $2,212,701,469
      Market Value.......      --             --           $2,866,320,390           --                 --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
    Shares 100,460,881
    Cost $109,029,070
      Market Value.......      --             --                --              $108,955,151           --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
    Shares 213,539,249
    Cost $534,739,672
      Market Value.......      --             --                --                  --           $  762,431,637
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
    Shares 486,127,383
    Cost $617,788,895
      Market Value.......      --             --                --                  --                 --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
    Shares 844,442,536
    Cost $1,419,647,238
      Market Value.......      --             --                --                  --                 --
    Hartford
     International
     Advisers HLS Fund,
     Inc. - Class IA
    Shares 174,208,203
    Cost $199,416,162
      Market Value.......      --             --                --                  --                 --
  Due from Hartford Life
   and Annuity Insurance
   Company...............      421,944       1,806,477             69,123             88,820            252,179
  Receivable from fund
   shares sold...........       14,552        --                  133,219                 29           --
                           ------------  --------------  ------------------   ----------------   --------------
  Total Assets...........  346,178,702   5,561,776,438      2,866,522,732        109,044,000        762,683,816
                           ------------  --------------  ------------------   ----------------   --------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       14,580        --                --                        32           --
  Payable for fund shares
   purchased.............      424,367       1,803,197             30,681             89,714            247,739
                           ------------  --------------  ------------------   ----------------   --------------
  Total Liabilities......      438,947       1,803,197             30,681             89,746            247,739
                           ------------  --------------  ------------------   ----------------   --------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $345,739,755  $5,559,973,241    $2,866,492,051       $108,954,254     $  762,436,077
                           ------------  --------------  ------------------   ----------------   --------------
                           ------------  --------------  ------------------   ----------------   --------------

                              INTERNATIONAL        DIVIDEND AND      INTERNATIONAL
                           OPPORTUNITIES FUND       GROWTH FUND      ADVISERS FUND
                               SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------   -----------------   --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
    Shares 380,558,700
    Cost $399,499,923
      Market Value.......         --                    --                --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
    Shares 513,943,883
    Cost $2,170,908,704
      Market Value.......         --                    --                --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
    Shares 345,742,205
    Cost $345,742,205
      Market Value.......         --                    --                --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
    Shares 1,862,478,644
    Cost $4,012,019,599
      Market Value.......         --                    --                --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
    Shares 602,284,430
    Cost $2,212,701,469
      Market Value.......         --                    --                --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
    Shares 100,460,881
    Cost $109,029,070
      Market Value.......         --                    --                --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
    Shares 213,539,249
    Cost $534,739,672
      Market Value.......         --                    --                --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
    Shares 486,127,383
    Cost $617,788,895
      Market Value.......      $658,633,088             --                --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
    Shares 844,442,536
    Cost $1,419,647,238
      Market Value.......         --             $   1,824,406,277        --
    Hartford
     International
     Advisers HLS Fund,
     Inc. - Class IA
    Shares 174,208,203
    Cost $199,416,162
      Market Value.......         --                    --            $201,156,297
  Due from Hartford Life
   and Annuity Insurance
   Company...............             7,840                 39,963           4,583
  Receivable from fund
   shares sold...........         --                       263,090          35,519
                           -------------------   -----------------   --------------
  Total Assets...........       658,640,928          1,824,709,330     201,196,399
                           -------------------   -----------------   --------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............           123,419                262,396          35,607
  Payable for fund shares
   purchased.............            66,757                 39,882           4,585
                           -------------------   -----------------   --------------
  Total Liabilities......           190,176                302,278          40,192
                           -------------------   -----------------   --------------
  Net Assets (variable
   annuity contract
   liabilities)..........      $658,450,752      $   1,824,407,052    $201,156,207
                           -------------------   -----------------   --------------
                           -------------------   -----------------   --------------

            ---------------------------------------------------- 45
              ----------------------------------------------------

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
 DECEMBER 31, 1998

                              SMALL        MIDCAP
                           COMPANY FUND     FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
ASSETS:
  Investments:
    Hartford Small
     Company HLS Fund,
     Inc. - Class IA
    Shares 163,196,148
    Cost $195,190,859
      Market Value.......  $215,600,879      --
    Hartford MidCap HLS
     Fund, Inc. - Class
     IA
    Shares 63,119,036
    Cost $76,952,597
      Market Value.......      --        $90,844,451
    Mentor VIP Capital
     Growth Fund, Inc.
    Shares 108,276
    Cost $1,352,216
      Market Value.......      --            --
    Mentor VIP Perpetual
     International Fund,
     Inc.
    Shares 72,306
    Cost $965,503
      Market Value.......      --            --
    Mentor VIP Growth
     Fund, Inc.
    Shares 51,628
    Cost $535,226
      Market Value.......      --            --
    Hartford Global
     Leader HLS Fund -
     Class IA
    Shares 933,527
    Cost $1,147,333
      Market Value.......      --            --
    Hartford High Yield
     HLS Fund - Class IA
    Shares 2,383,733
    Cost $2,409,651
      Market Value.......      --            --
    Hartford Growth and
     Income HLS Fund -
     Class IA
    Shares 12,854,583
    Cost $13,338,246
      Market Value.......      --            --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       82,389      158,156
  Receivable from fund
   shares sold...........      --                30
                           ------------  -----------
  Total Assets...........  215,683,268   91,002,637
                           ------------  -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --                33
  Payable for fund shares
   purchased.............       81,459      157,877
                           ------------  -----------
  Total Liabilities......       81,459      157,910
                           ------------  -----------
  Net Assets (variable
   annuity contract
   liabilities)..........  $215,601,809  $90,844,727
                           ------------  -----------
                           ------------  -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 46
              ----------------------------------------------------

                           MENTOR VIP CAPITAL    MENTOR VIP PERPETUAL     MENTOR VIP       GLOBAL           HIGH        GROWTH AND
                               GROWTH FUND        INTERNATIONAL FUND     GROWTH FUND    LEADERS FUND     YIELD FUND    INCOME FUND
                               SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------------   ---------------------   ------------   -------------   ------------   ------------
ASSETS:
  Investments:
    Hartford Small
     Company HLS Fund,
     Inc. - Class IA
    Shares 163,196,148
    Cost $195,190,859
      Market Value.......        --                     --                   --              --             --             --
    Hartford MidCap HLS
     Fund, Inc. - Class
     IA
    Shares 63,119,036
    Cost $76,952,597
      Market Value.......        --                     --                   --              --             --             --
    Mentor VIP Capital
     Growth Fund, Inc.
    Shares 108,276
    Cost $1,352,216
      Market Value.......       $1,470,384              --                   --              --             --             --
    Mentor VIP Perpetual
     International Fund,
     Inc.
    Shares 72,306
    Cost $965,503
      Market Value.......        --                    $1,013,010            --              --             --             --
    Mentor VIP Growth
     Fund, Inc.
    Shares 51,628
    Cost $535,226
      Market Value.......        --                     --                 $ 591,659         --             --             --
    Hartford Global
     Leader HLS Fund -
     Class IA
    Shares 933,527
    Cost $1,147,333
      Market Value.......        --                     --                   --           $1,199,752        --             --
    Hartford High Yield
     HLS Fund - Class IA
    Shares 2,383,733
    Cost $2,409,651
      Market Value.......        --                     --                   --              --          $2,423,652        --
    Hartford Growth and
     Income HLS Fund -
     Class IA
    Shares 12,854,583
    Cost $13,338,246
      Market Value.......        --                     --                   --              --             --         $15,245,046
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                     --                   --                3,970         17,616        213,335
  Receivable from fund
   shares sold...........               50                     35                 20               1              4             52
                           -------------------        -----------        ------------   -------------   ------------   ------------
  Total Assets...........        1,470,434              1,013,045            591,679       1,203,723      2,441,272     15,458,433
                           -------------------        -----------        ------------   -------------   ------------   ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............               66                     58                  7         --                   3             57
  Payable for fund shares
   purchased.............        --                     --                   --                3,960         17,615        213,428
                           -------------------        -----------        ------------   -------------   ------------   ------------
  Total Liabilities......               66                     58                  7           3,960         17,618        213,485
                           -------------------        -----------        ------------   -------------   ------------   ------------
  Net Assets (variable
   annuity contract
   liabilities)..........       $1,470,368             $1,012,987          $ 591,672      $1,199,763     $2,423,654    $15,244,948
                           -------------------        -----------        ------------   -------------   ------------   ------------
                           -------------------        -----------        ------------   -------------   ------------   ------------

            ---------------------------------------------------- 47
              ----------------------------------------------------

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                         UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS     PRICE       LIABILITY
                                     -------------  ---------  ---------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Bond Fund Sub-Account............    180,119,797  $2.257591  $   406,636,833
  Bond Fund Sub-Account............      3,237,265   1.030760        3,336,843
  High Yield Sub-Account...........      2,254,839   1.034881        2,333,490
  High Yield Sub-Account...........         87,179   1.034245           90,164
  Stock Fund Sub-Account...........    553,087,499   6.065754    3,354,892,709
  Stock Fund Sub-Account...........      7,571,146   1.036705        7,849,045
  Money Market Fund Sub-Account....    195,488,799   1.715714      335,402,871
  Money Market Fund Sub-Account....      9,217,359   1.016497        9,369,418
  Advisers Fund Sub-Account........  1,258,364,667   4.397886    5,534,144,353
  Advisers Fund Sub-Account........     15,480,493   1.035292       16,026,830
  Capital Appreciation Fund
   Sub-Account.....................    517,384,327   5.525767    2,858,945,241
  Capital Appreciation Fund
   Sub-Account.....................      3,000,204   0.984021        2,952,264
  Mortgage Securities Fund
   Sub-Account.....................     48,850,074   2.210954      108,005,267
  Mortgage Securities Fund
   Sub-Account.....................        695,958   1.022348          711,511
  Growth and Income Sub-Account....     11,822,488   1.181798       13,971,792
  Growth and Income Sub-Account....      1,167,734   1.090279        1,273,156
  Index Fund Sub-Account...........    160,585,731   4.712432      756,749,336
  Index Fund Sub-Account...........      3,777,102   1.044934        3,946,821
  Global Leaders Fund
   Sub-Account.....................        898,417   1.314731        1,181,177
  Global Leaders Fund
   Sub-Account.....................         14,146   1.313892           18,586
  International Opportunities Fund
   Sub-Account.....................    400,335,712   1.641190      657,026,967
  International Opportunities Fund
   Sub-Account.....................        657,015   0.924280          607,266
  Dividend and Growth Fund
   Sub-Account.....................    735,536,976   2.470981    1,817,497,892
  Dividend and Growth Fund
   Sub-Account.....................      4,239,504   1.008274        4,274,583
  International Advisers Fund
   Sub-Account.....................    135,919,042   1.476317      200,659,594
  International Advisers Fund
   Sub-Account.....................        373,140   0.971290          362,427
  Small Company Fund Sub-Account...    156,179,000   1.374218      214,623,993
  Small Company Fund Sub-Account...        672,638   0.975191          655,950
  MidCap Fund Sub-Account..........     65,617,196   1.371074       89,966,032
  MidCap Fund Sub-Account..........        732,350   1.016840          744,684
  Mentor Capital Growth
   Sub-Account.....................      1,367,467   1.075249        1,470,368
  Mentor Perpetual International
   Sub-Account.....................        913,254   1.109206        1,012,987
  Mentor Growth Sub-Account........        652,130   0.907292          591,672
                                                               ---------------
  SUB-TOTAL GROUP SUB-ACCOUNTS.....                             16,407,332,122
                                                               ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 48
              ----------------------------------------------------

                                         UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS     PRICE       LIABILITY
                                     -------------  ---------  ---------------
ANNUITY CONTRACTS IN THE ANNUITY
 PERIOD:
GROUP SUB-ACCOUNTS:
  Bond Fund Sub-Account............        568,230  $2.257591  $     1,282,832
  Stock Fund Sub-Account...........      1,580,775   6.065754        9,588,594
  Money Market Fund Sub-Account....        563,885   1.715714          967,466
  Advisers Fund Sub-Account........      2,228,811   4.397886        9,802,058
  Capital Appreciation Fund
   Sub-Account.....................        831,477   5.525767        4,594,546
  Mortgage Securities Fund
   Sub-Account.....................        107,409   2.210954          237,476
  Index Fund Sub-Account...........        369,219   4.712432        1,739,920
  International Opportunities Fund
   Sub-Account.....................        497,516   1.641190          816,519
  Dividend and Growth Fund
   Sub-Account.....................      1,066,207   2.470981        2,634,577
  International Advisers Fund
   Sub-Account.....................         90,892   1.476317          134,186
  Small Company Fund Sub-Account...        234,218   1.374218          321,866
  MidCap Fund Sub-Account..........         97,742   1.371074          134,011
                                                               ---------------
  SUB-TOTAL GROUP SUB-ACCOUNTS.....                                 32,254,051
                                                               ---------------
GRAND TOTAL........................                            $16,439,586,173
                                                               ---------------
                                                               ---------------

            ---------------------------------------------------- 49
              ----------------------------------------------------

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                            BOND FUND    STOCK FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ------------
INVESTMENT INCOME:
  Dividends..............  $19,422,738  $ 25,422,449
EXPENSES:
  Mortality and expense
   undertakings..........   (3,957,943)  (33,114,279)
                           -----------  ------------
    Net investment income
     (loss)..............   15,464,795    (7,691,830)
                           -----------  ------------
CAPITAL GAINS INCOME.....      --         76,061,613
                           -----------  ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (5,587)   (1,418,674)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    5,072,560   663,245,884
                           -----------  ------------
    Net gain (loss) on
     investments.........    5,066,973   661,827,210
                           -----------  ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $20,531,768  $730,196,993
                           -----------  ------------
                           -----------  ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 50
              ----------------------------------------------------

                              MONEY                           CAPITAL             MORTGAGE
                           MARKET FUND  ADVISERS FUND    APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                           SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -----------  --------------   ------------------   ----------------   --------------
INVESTMENT INCOME:
  Dividends..............  $12,949,636   $ 109,628,714      $ 15,232,567         $ 6,660,262     $    6,171,446
EXPENSES:
  Mortality and expense
   undertakings..........   (3,174,374)    (56,235,664)      (31,598,370)         (1,164,598)        (7,331,927)
                           -----------  --------------   ------------------   ----------------   --------------
    Net investment income
     (loss)..............    9,775,262      53,393,050       (16,365,803)          5,495,664         (1,160,481)
                           -----------  --------------   ------------------   ----------------   --------------
CAPITAL GAINS INCOME.....      --          130,454,479       150,932,848            --               11,566,682
                           -----------  --------------   ------------------   ----------------   --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --             (287,760)       (3,541,507)              1,531           (301,028)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --          750,363,179       201,102,863            (691,300)       129,513,479
                           -----------  --------------   ------------------   ----------------   --------------
    Net gain (loss) on
     investments.........      --          750,075,419       197,561,356            (689,769)       129,212,451
                           -----------  --------------   ------------------   ----------------   --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 9,775,262   $ 933,922,948      $332,128,401         $ 4,805,895     $  139,618,652
                           -----------  --------------   ------------------   ----------------   --------------
                           -----------  --------------   ------------------   ----------------   --------------

                              INTERNATIONAL        DIVIDEND AND     INTERNATIONAL
                           OPPORTUNITIES FUND      GROWTH FUND      ADVISERS FUND
                               SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------   ----------------   --------------
INVESTMENT INCOME:
  Dividends..............      $ 8,596,873       $     28,727,201     $16,822,117
EXPENSES:
  Mortality and expense
   undertakings..........       (7,928,386)           (18,910,940)     (2,193,698)
                           -------------------   ----------------   --------------
    Net investment income
     (loss)..............          668,487              9,816,261      14,628,419
                           -------------------   ----------------   --------------
CAPITAL GAINS INCOME.....       39,050,857             44,842,140       4,004,303
                           -------------------   ----------------   --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (1,485,356)              (541,832)         13,013
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       27,913,220            151,447,604        (335,247)
                           -------------------   ----------------   --------------
    Net gain (loss) on
     investments.........       26,427,864            150,905,772        (322,234)
                           -------------------   ----------------   --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $66,147,208       $    205,564,173     $18,310,488
                           -------------------   ----------------   --------------
                           -------------------   ----------------   --------------

            ---------------------------------------------------- 51
              ----------------------------------------------------

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF OPERATIONS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                               SMALL          MIDCAP
                           COMPANY FUND        FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   ------------
INVESTMENT INCOME:
Dividends................   $   --         $        574
EXPENSES:
  Mortality and expense
   undertakings..........    (2,126,815)       (603,398)
                           -------------   ------------
    Net investment income
     (loss)..............    (2,126,815)       (602,824)
                           -------------   ------------
CAPITAL GAINS INCOME.....     2,433,792         --
                           -------------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (74,920)         (2,834)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    17,782,782      13,252,169
                           -------------   ------------
    Net gain (loss) on
     investments.........    17,707,862      13,249,335
                           -------------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $18,014,839    $ 12,646,511
                           -------------   ------------
                           -------------   ------------

  *  From inception, June 1, 1998 to December 31, 1998.
 **  From inception, September 30, 1998 to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 52
              ----------------------------------------------------

                               MENTOR        MENTOR PERPETUAL       MENTOR          GLOBAL            HIGH         GROWTH AND
                           CAPITAL GROWTH      INTERNATIONAL        GROWTH       LEADERS FUND      YIELD FUND      INCOME FUND
                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT**    SUB-ACCOUNT**    SUB-ACCOUNT*
                           ---------------   -----------------   ------------   --------------   --------------   -------------
INVESTMENT INCOME:
Dividends................      $--                $--               $--             $ 1,405          $44,172        $   56,708
EXPENSES:
  Mortality and expense
   undertakings..........        (3,951)           (3,170)           (2,316)         (1,277)          (4,493)          (43,229)
                           ---------------        -------        ------------       -------          -------      -------------
    Net investment income
     (loss)..............        (3,951)           (3,170)           (2,316)            128           39,679            13,479
                           ---------------        -------        ------------       -------          -------      -------------
CAPITAL GAINS INCOME.....       --                --                 --              29,044          --                --
                           ---------------        -------        ------------       -------          -------      -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            55                38                 2          (3,023)          (1,553)              140
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       118,168            47,507            56,433          52,419           14,002         1,906,801
                           ---------------        -------        ------------       -------          -------      -------------
    Net gain (loss) on
     investments.........       118,223            47,545            56,435          49,396           12,449         1,906,941
                           ---------------        -------        ------------       -------          -------      -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $114,272           $44,375           $54,119         $78,568          $52,128        $1,920,420
                           ---------------        -------        ------------       -------          -------      -------------
                           ---------------        -------        ------------       -------          -------      -------------

  *  From inception, June 1, 1998 to December 31, 1998.
 **  From inception, September 30, 1998 to December 31, 1998.

            ---------------------------------------------------- 53
              ----------------------------------------------------

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                            BOND FUND      STOCK FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $ 15,464,795  $   (7,691,830)
  Capital gains income...       --           76,061,613
  Net realized gain
   (loss) on security
   transactions..........        (5,587)     (1,418,674)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     5,072,560     663,245,884
                           ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    20,531,768     730,196,993
                           ------------  --------------
UNIT TRANSACTIONS:
  Purchases..............    58,804,116     385,880,357
  Net transfers..........   123,611,549     325,699,308
  Surrenders for benefit
   payments and fees.....   (20,698,247)   (105,089,407)
  Net annuity
   transactions..........       632,000       6,055,572
                           ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   162,349,418     612,545,830
                           ------------  --------------
  Net increase (decrease)
   in net assets.........   182,881,186   1,342,742,823
NET ASSETS:
  Beginning of period....   228,375,322   2,029,587,525
                           ------------  --------------
  End of period..........  $411,256,508  $3,372,330,348
                           ------------  --------------
                           ------------  --------------

 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1997

                            BOND FUND      STOCK FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $  9,223,325  $   (2,373,240)
  Capital gains income...       --           62,602,913
  Net realized gain
   (loss) on security
   transactions..........         9,814          84,100
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     8,361,624     325,437,100
                           ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    17,594,763     385,750,873
                           ------------  --------------
UNIT TRANSACTIONS:
  Purchases..............    48,533,601     430,730,097
  Net transfers..........    24,454,452     137,640,435
  Surrenders for benefit
   payments and fees.....    (9,332,737)    (52,393,369)
  Net annuity
   transactions..........       563,032       1,508,388
                           ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    64,218,348     517,485,551
                           ------------  --------------
  Net increase in net
   assets................    81,813,111     903,236,424
NET ASSETS:
  Beginning of period....   146,562,211   1,126,351,101
                           ------------  --------------
  End of period..........  $228,375,322  $2,029,587,525
                           ------------  --------------
                           ------------  --------------

  *  From inception, December 22, 1997 to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 54
              ----------------------------------------------------

                              MONEY                           CAPITAL             MORTGAGE
                           MARKET FUND   ADVISERS FUND   APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  --------------  ------------------   ----------------   --------------
OPERATIONS:
  Net investment income
   (loss)................  $  9,775,262  $   53,393,050    $  (16,365,803)      $  5,495,664     $   (1,160,481)
  Capital gains income...       --          130,454,479       150,932,848           --               11,566,682
  Net realized gain
   (loss) on security
   transactions..........       --             (287,760)       (3,541,507)             1,531           (301,028)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --          750,363,179       201,102,863           (691,300)       129,513,479
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     9,775,262     933,922,948       332,128,401          4,805,895        139,618,652
                           ------------  --------------  ------------------   ----------------   --------------
UNIT TRANSACTIONS:
  Purchases..............    75,815,780     600,914,213       285,756,586          9,674,424        107,850,968
  Net transfers..........   120,297,377     671,280,081       116,427,127         20,420,247         98,345,205
  Surrenders for benefit
   payments and fees.....   (60,700,173)   (226,423,137)     (108,713,408)        (6,506,845)       (22,295,418)
  Net annuity
   transactions..........       717,935       4,552,594         2,969,562            225,614          1,399,655
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   136,130,919   1,050,323,751       296,439,867         23,813,440        185,300,410
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets.........   145,906,181   1,984,246,699       628,568,268         28,619,335        324,919,062
NET ASSETS:
  Beginning of period....   199,833,574   3,575,726,542     2,237,923,783         80,334,919        437,517,015
                           ------------  --------------  ------------------   ----------------   --------------
  End of period..........  $345,739,755  $5,559,973,241    $2,866,492,051       $108,954,254     $  762,436,077
                           ------------  --------------  ------------------   ----------------   --------------
                           ------------  --------------  ------------------   ----------------   --------------

                              INTERNATIONAL        DIVIDEND AND      INTERNATIONAL
                           OPPORTUNITIES FUND       GROWTH FUND      ADVISERS FUND
                               SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------   -----------------   --------------
OPERATIONS:
  Net investment income
   (loss)................      $    668,487      $       9,816,261    $ 14,628,419
  Capital gains income...        39,050,857             44,842,140       4,004,303
  Net realized gain
   (loss) on security
   transactions..........        (1,485,356)              (541,832)         13,013
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        27,913,220            151,447,604        (335,247)
                           -------------------   -----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        66,147,208            205,564,173      18,310,488
                           -------------------   -----------------   --------------
UNIT TRANSACTIONS:
  Purchases..............        39,589,829            264,852,722      23,124,347
  Net transfers..........        (4,225,169)           249,782,849      22,048,417
  Surrenders for benefit
   payments and fees.....       (26,163,417)           (61,426,410)     (7,181,403)
  Net annuity
   transactions..........           434,251              2,178,448          67,952
                           -------------------   -----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         9,635,494            455,387,609      38,059,313
                           -------------------   -----------------   --------------
  Net increase (decrease)
   in net assets.........        75,782,702            660,951,782      56,369,801
NET ASSETS:
  Beginning of period....       582,668,050          1,163,455,270     144,786,406
                           -------------------   -----------------   --------------
  End of period..........      $658,450,752      $   1,824,407,052    $201,156,207
                           -------------------   -----------------   --------------
                           -------------------   -----------------   --------------

                              MONEY                           CAPITAL             MORTGAGE
                           MARKET FUND   ADVISERS FUND   APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  --------------  ------------------   ----------------   --------------
OPERATIONS:
  Net investment income
   (loss)................  $  7,922,137  $   35,054,512    $  (12,623,739)       $ 3,680,098     $      645,552
  Capital gains income...       --          107,409,178       112,339,947           --               19,616,096
  Net realized gain
   (loss) on security
   transactions..........       --                1,305          (119,550)            58,290            185,916
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --          440,215,879       223,915,112          1,886,382         62,356,292
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     7,922,137     582,680,874       323,511,770          5,624,770         82,803,856
                           ------------  --------------  ------------------   ----------------   --------------
UNIT TRANSACTIONS:
  Purchases..............   154,121,029     650,294,881       444,618,125         11,734,160        106,908,193
  Net transfers..........  (105,053,239)    185,059,734       111,621,605         (5,624,261)        38,286,952
  Surrenders for benefit
   payments and fees.....   (32,455,810)   (124,493,708)      (60,594,326)        (6,044,100)        (9,935,604)
  Net annuity
   transactions..........       110,035       1,689,593           689,458              5,419            151,370
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    16,722,015     712,550,500       496,334,862             71,218        135,410,911
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase in net
   assets................    24,644,152   1,295,231,374       819,846,632          5,695,988        218,214,767
NET ASSETS:
  Beginning of period....   175,189,422   2,280,495,168     1,418,077,151         74,638,931        219,302,248
                           ------------  --------------  ------------------   ----------------   --------------
  End of period..........  $199,833,574  $3,575,726,542    $2,237,923,783        $80,334,919     $  437,517,015
                           ------------  --------------  ------------------   ----------------   --------------
                           ------------  --------------  ------------------   ----------------   --------------

                              INTERNATIONAL        DIVIDEND AND      INTERNATIONAL
                           OPPORTUNITIES FUND       GROWTH FUND      ADVISERS FUND
                               SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------   -----------------   --------------
OPERATIONS:
  Net investment income
   (loss)................      $ (1,712,982)     $       5,721,921    $  2,472,525
  Capital gains income...        37,513,752             15,828,765         262,472
  Net realized gain
   (loss) on security
   transactions..........           (68,174)               (12,819)          3,758
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (45,233,169)           182,031,024         383,378
                           -------------------   -----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (9,500,573)           203,568,891       3,122,133
                           -------------------   -----------------   --------------
UNIT TRANSACTIONS:
  Purchases..............       103,316,180            344,818,126      53,015,752
  Net transfers..........        21,889,359            142,586,883      20,439,056
  Surrenders for benefit
   payments and fees.....       (18,041,766)           (25,953,097)     (3,671,030)
  Net annuity
   transactions..........            39,532                343,961          63,436
                           -------------------   -----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       107,203,305            461,795,873      69,847,214
                           -------------------   -----------------   --------------
  Net increase in net
   assets................        97,702,732            665,364,764      72,969,347
NET ASSETS:
  Beginning of period....       484,965,318            498,090,506      71,817,059
                           -------------------   -----------------   --------------
  End of period..........      $582,668,050      $   1,163,455,270    $144,786,406
                           -------------------   -----------------   --------------
                           -------------------   -----------------   --------------

  *  From inception, December 22, 1997 to December 31, 1997.

            ---------------------------------------------------- 55
              ----------------------------------------------------

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                              SMALL        MIDCAP
                           COMPANY FUND     FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
  Net investment income
   (loss)................  $(2,126,815 ) $  (602,824)
  Capital gains income...    2,433,792       --
  Net realized gain
   (loss) on security
   transactions..........      (74,920 )      (2,834)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   17,782,782    13,252,169
                           ------------  -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   18,014,839    12,646,511
                           ------------  -----------
UNIT TRANSACTIONS:
  Purchases..............   37,657,549    28,291,639
  Net transfers..........   31,192,792    36,483,561
  Surrenders for benefit
   payments and fees.....   (6,343,764 )  (1,424,845)
  Net annuity
   transactions..........      298,211       109,553
                           ------------  -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   62,804,788    63,459,908
                           ------------  -----------
  Net increase (decrease)
   in net assets.........   80,819,627    76,106,419
NET ASSETS:
  Beginning of period....  134,782,182    14,738,308
                           ------------  -----------
  End of period..........  $215,601,809  $90,844,727
                           ------------  -----------
                           ------------  -----------

  *  From inception, June 1, 1998 to December 31, 1998.
 **  From inception, September 30, 1998 to December 31, 1998.

 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1997

                                             SMALL         MIDCAP
                                          COMPANY FUND      FUND
                                          SUB-ACCOUNT   SUB-ACCOUNT*
                                          ------------  -------------
OPERATIONS:
  Net investment income (loss)..........  $  (841,931 )  $   (16,949)
  Capital gains income..................    6,247,370        --
  Net realized gain (loss) on security
   transactions.........................       (1,756 )          414
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................    2,416,430        639,685
                                          ------------  -------------
  Net increase (decrease) in net assets
   resulting from operations............    7,820,113        623,150
                                          ------------  -------------
UNIT TRANSACTIONS:
  Purchases.............................   59,848,160      7,620,550
  Net transfers.........................   42,807,593      6,536,068
  Surrenders for benefit payments and
   fees.................................   (1,723,390 )      (41,460)
  Net annuity transactions..............       14,177        --
                                          ------------  -------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....  100,946,540     14,115,158
                                          ------------  -------------
  Net increase in net assets............  108,766,653     14,738,308
NET ASSETS:
  Beginning of period...................   26,015,529        --
                                          ------------  -------------
  End of period.........................  $134,782,182   $14,738,308
                                          ------------  -------------
                                          ------------  -------------
* From inception, December 22, 1997 to
 December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 56
              ----------------------------------------------------

                               MENTOR        MENTOR PERPETUAL       MENTOR          GLOBAL            HIGH         GROWTH AND
                           CAPITAL GROWTH      INTERNATIONAL        GROWTH       LEADERS FUND      YIELD FUND      INCOME FUND
                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT**    SUB-ACCOUNT**    SUB-ACCOUNT*
                           ---------------   -----------------   ------------   --------------   --------------   -------------
OPERATIONS:
  Net investment income
   (loss)................     $   (3,951)        $   (3,170)       $ (2,316)      $      128       $   39,679      $    13,479
  Capital gains income...       --                 --                --               29,044          --               --
  Net realized gain
   (loss) on security
   transactions..........             55                 38               2           (3,023)          (1,553)             140
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        118,168             47,507          56,433           52,419           14,002        1,906,801
                           ---------------   -----------------   ------------   --------------   --------------   -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        114,272             44,375          54,119           78,568           52,128        1,920,420
                           ---------------   -----------------   ------------   --------------   --------------   -------------
UNIT TRANSACTIONS:
  Purchases..............         92,146             38,705          39,810          463,522          815,158        5,482,553
  Net transfers..........      1,266,689            937,906         497,486          657,728        1,561,354        7,951,308
  Surrenders for benefit
   payments and fees.....         (2,739)            (7,999)            257              (55)          (4,986)        (109,333)
  Net annuity
   transactions..........       --                 --                --              --               --               --
                           ---------------   -----------------   ------------   --------------   --------------   -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,356,096            968,612         537,553        1,121,195        2,371,526       13,324,528
                           ---------------   -----------------   ------------   --------------   --------------   -------------
  Net increase (decrease)
   in net assets.........      1,470,368          1,012,987         591,672        1,199,763        2,423,654       15,244,948
NET ASSETS:
  Beginning of period....       --                 --                --              --               --               --
                           ---------------   -----------------   ------------   --------------   --------------   -------------
  End of period..........     $1,470,368         $1,012,987        $591,672       $1,199,763       $2,423,654      $15,244,948
                           ---------------   -----------------   ------------   --------------   --------------   -------------
                           ---------------   -----------------   ------------   --------------   --------------   -------------

OPERATIONS:
  Net investment income (loss)
  Capital gains income
  Net realized gain (loss) on security
   transactions
  Net unrealized appreciation
   (depreciation) of investments during
   the period
  Net increase (decrease) in net assets
   resulting from operations
UNIT TRANSACTIONS:
  Purchases
  Net transfers
  Surrenders for benefit payments and
   fees
  Net annuity transactions
  Net increase (decrease) in net assets
   resulting from unit transactions
  Net increase in net assets
NET ASSETS:
  Beginning of period
  End of period
* From inception, December 22, 1997 to
 December 31, 1997.

            ---------------------------------------------------- 57
              ----------------------------------------------------

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 1998

 1.  ORGANIZATION:

    Separate Account One (the Account) is a separate investment account within Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (The Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998

   c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Deduction and Charges -- Certain amounts are deducted from the Contracts on a monthly basis, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.50% of the Contract's value for the mortality and expense risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the Contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the Contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the Contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

______________________________________ 58 ______________________________________

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
 TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 SEPARATE ACCOUNT ONE AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account One (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Mentor Capital Growth Fund, Mentor Perpetual International Fund, Mentor Growth Fund, Global Leaders Fund, and High Yield Fund, and Growth and Income Fund) (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 16, 1999                                            ARTHUR ANDERSEN LLP

______________________________________ 59 ______________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF ASSETS & LIABILITIES
 DECEMBER 31, 1998

                            BOND FUND      STOCK FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
      Shares 8,505,428
      Cost $8,795,616
      Market Value.......   $9,191,519        --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
      Shares 7,966,474
      Cost $34,553,742
      Market Value.......      --         $52,273,344
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 21,297,796
      Cost $21,297,796
      Market Value.......      --             --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
      Shares 29,093,382
      Cost $64,738,062
      Market Value.......      --             --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
      Shares 12,257,662
      Cost $46,354,537
      Market Value.......      --             --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
      Shares 2,431,870
      Cost $2,602,013
      Market Value.......      --             --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
      Shares 6,755,532
      Cost $16,118,196
      Market Value.......      --             --
  Due from Hartford Life
   Insurance Company.....            1        --
  Receivable from fund
   shares sold...........      --              48,896
                           ------------   ------------
  Total Assets...........    9,191,520     52,322,240
                           ------------   ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --              48,889
  Payable for fund shares
   purchased.............      --             --
                           ------------   ------------
  Total Liabilities......      --              48,889
                           ------------   ------------
  Net Assets (variable
   life contract
   liabilities)..........   $9,191,520    $52,273,351
                           ------------   ------------
                           ------------   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 60
              ----------------------------------------------------

                              MONEY                             CAPITAL             MORTGAGE
                           MARKET FUND    ADVISERS FUND    APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                           SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------   --------------   ------------------   ----------------   --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
      Shares 8,505,428
      Cost $8,795,616
      Market Value.......      --              --                --                  --                --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
      Shares 7,966,474
      Cost $34,553,742
      Market Value.......      --              --                --                  --                --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 21,297,796
      Cost $21,297,796
      Market Value.......  $21,297,796         --                --                  --                --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
      Shares 29,093,382
      Cost $64,738,062
      Market Value.......      --           $86,851,105          --                  --                --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
      Shares 12,257,662
      Cost $46,354,537
      Market Value.......      --              --              $58,335,207           --                --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
      Shares 2,431,870
      Cost $2,602,013
      Market Value.......      --              --                --                $2,637,492          --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
      Shares 6,755,532
      Cost $16,118,196
      Market Value.......      --              --                --                  --            $24,120,302
  Due from Hartford Life
   Insurance Company.....    1,202,965           43,315             76,131           --                    338
  Receivable from fund
   shares sold...........      --              --                --                  --                --
                           ------------   --------------   ------------------   ----------------   --------------
  Total Assets...........   22,500,761       86,894,420         58,411,338          2,637,492       24,120,640
                           ------------   --------------   ------------------   ----------------   --------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --              --                --                         1          --
  Payable for fund shares
   purchased.............    1,199,337           43,300             76,135           --                    334
                           ------------   --------------   ------------------   ----------------   --------------
  Total Liabilities......    1,199,337           43,300             76,135                  1              334
                           ------------   --------------   ------------------   ----------------   --------------
  Net Assets (variable
   life contract
   liabilities)..........  $21,301,424      $86,851,120        $58,335,203         $2,637,491      $24,120,306
                           ------------   --------------   ------------------   ----------------   --------------
                           ------------   --------------   ------------------   ----------------   --------------

            ---------------------------------------------------- 61
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
 DECEMBER 31, 1998

                              INTERNATIONAL      DIVIDEND AND
                           OPPORTUNITIES FUND     GROWTH FUND
                               SUB-ACCOUNT        SUB-ACCOUNT
                           -------------------   -------------
ASSETS:
  Investments:
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
      Shares 9,714,529
      Cost $12,844,982
      Market Value.......      $13,161,797            --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
      Shares 15,637,757
      Cost $25,479,612
      Market Value.......        --               $33,785,155
    Hartford
     International
     Advisers HLS Fund,
     Inc. - Class IA
      Shares 2,410,669
      Cost $2,758,948
      Market Value.......        --                   --
    Hartford Small
     Company HLS Fund,
     Inc. - Class IA
      Shares 2,040,260
      Cost $2,527,860
      Market Value.......        --                   --
    Hartford MidCap HLS
     Fund, Inc. - Class
     IA
      Shares 626,520
      Cost $775,274
      Market Value.......        --                   --
    Hartford Growth and
     Income HLS Fund -
     Class IA
      Shares 971
      Cost $1,004
      Market Value.......        --                   --
    Hartford Global
     Leaders HLS Fund -
     Class IA
      Shares 45,950
      Cost $59,831
      Market Value.......        --                   --
    Hartford High Yield
     HLS Fund - Class IA
      Shares 24,475
      Cost $25,041
      Market Value.......        --                   --
  Due from Hartford Life
   Insurance Company.....              124             18,342
  Receivable from fund
   shares sold...........        --                   --
                           -------------------   -------------
  Total Assets...........       13,161,921         33,803,497
                           -------------------   -------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                   --
  Payable for fund shares
   purchased.............              124             18,345
                           -------------------   -------------
  Total Liabilities......              124             18,345
                           -------------------   -------------
  Net Assets (variable
   life contract
   liabilities)..........      $13,161,797        $33,785,152
                           -------------------   -------------
                           -------------------   -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 62
              ----------------------------------------------------

                           INTERNATIONAL        SMALL          MIDCAP       GROWTH AND       GLOBAL           HIGH
                           ADVISERS FUND    COMPANY FUND        FUND       INCOME FUND    LEADERS FUND     YIELD FUND
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------   -------------   ------------   ------------   -------------   ------------
ASSETS:
  Investments:
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
      Shares 9,714,529
      Cost $12,844,982
      Market Value.......       --               --             --             --              --             --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
      Shares 15,637,757
      Cost $25,479,612
      Market Value.......       --               --             --             --              --             --
    Hartford
     International
     Advisers HLS Fund,
     Inc. - Class IA
      Shares 2,410,669
      Cost $2,758,948
      Market Value.......    $2,783,573          --             --             --              --             --
    Hartford Small
     Company HLS Fund,
     Inc. - Class IA
      Shares 2,040,260
      Cost $2,527,860
      Market Value.......       --            $2,695,419        --             --              --             --
    Hartford MidCap HLS
     Fund, Inc. - Class
     IA
      Shares 626,520
      Cost $775,274
      Market Value.......       --               --          $  901,722        --              --             --
    Hartford Growth and
     Income HLS Fund -
     Class IA
      Shares 971
      Cost $1,004
      Market Value.......       --               --             --          $    1,151         --             --
    Hartford Global
     Leaders HLS Fund -
     Class IA
      Shares 45,950
      Cost $59,831
      Market Value.......       --               --             --             --           $   59,054        --
    Hartford High Yield
     HLS Fund - Class IA
      Shares 24,475
      Cost $25,041
      Market Value.......       --               --             --             --              --          $   24,885
  Due from Hartford Life
   Insurance Company.....        17,578              352          9,895        --              --             --
  Receivable from fund
   shares sold...........       --               --             --             --              --             --
                           --------------   -------------   ------------   ------------   -------------   ------------
  Total Assets...........     2,801,151        2,695,771        911,617          1,151          59,054         24,885
                           --------------   -------------   ------------   ------------   -------------   ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --               --             --             --              --             --
  Payable for fund shares
   purchased.............        17,578              351          9,894        --              --             --
                           --------------   -------------   ------------   ------------   -------------   ------------
  Total Liabilities......        17,578              351          9,894        --              --             --
                           --------------   -------------   ------------   ------------   -------------   ------------
  Net Assets (variable
   life contract
   liabilities)..........    $2,783,573       $2,695,420     $  901,723     $    1,151      $   59,054     $   24,885
                           --------------   -------------   ------------   ------------   -------------   ------------
                           --------------   -------------   ------------   ------------   -------------   ------------

            ---------------------------------------------------- 63
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                         UNITS
                                       OWNED BY        UNIT       CONTRACT
                                     PARTICIPANTS     PRICE      LIABILITY
                                     -------------  ----------  ------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Bond Fund Sub-Account............      6,227,233  $  1.47602  $  9,191,520
  Stock Fund Sub-Account...........     18,062,777    2.893982    52,273,351
  Money Market Fund Sub-Account....     17,297,025    1.231508    21,301,424
  Advisers Fund Sub-Account........     37,637,513    2.307568    86,851,120
  Capital Appreciation Fund
   Sub-Account.....................     26,356,449    2.213318    58,335,203
  Mortgage Securities Fund
   Sub-Account.....................      1,856,388    1.420765     2,637,491
  Index Fund Sub-Account...........      8,553,442    2.819953    24,120,306
  International Opportunities Fund
   Sub-Account.....................      8,844,158    1.488191    13,161,797
  Dividend and Growth Fund
   Sub-Account.....................     13,200,264     2.55943    33,785,152
  International Advisers Fund
   Sub-Account.....................      1,797,269    1.548779     2,783,573
  MidCap Fund Sub-Account..........        685,397     1.31562       901,723
                                                                ------------
  SUB-TOTAL INDIVIDUAL
   SUB-ACCOUNTS....................                              305,342,660
                                                                ------------
GROUP SUB-ACCOUNTS:
  High Yield Fund Sub-Account......         23,972     1.03809        24,885
  Growth and Income Fund
   Sub-Account.....................          1,000    1.150984         1,151
  Global Leaders Fund
   Sub-Account.....................         44,780    1.318766        59,054
  Small Company Fund Sub-Account...      2,074,750    1.299154     2,695,420
                                                                ------------
  SUB-TOTAL GROUP SUB-ACCOUNTS.....                                2,780,510
                                                                ------------
  TOTAL ACCUMULATION PERIOD........                              308,123,170
                                                                ------------
GRAND TOTAL........................                             $308,123,170
                                                                ------------
                                                                ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 64
              ----------------------------------------------------

                      [This page intentionally left blank]

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                            BOND FUND      STOCK FUND
                           SUB-ACCOUNT     SUB-ACCOUNT
                           ------------   -------------
INVESTMENT INCOME:
  Dividends..............    $439,974     $     394,942
                           ------------   -------------
    Net investment income
     (loss)..............     439,974           394,942
                           ------------   -------------
CAPITAL GAINS INCOME.....      --             1,202,881
                           ------------   -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       4,953           (70,871)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     161,536        10,365,875
                           ------------   -------------
    Net gain (loss) on
     investments.........     166,489        10,295,004
                           ------------   -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $606,463     $  11,892,827
                           ------------   -------------
                           ------------   -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 66
              ----------------------------------------------------

                              MONEY                             CAPITAL             MORTGAGE
                           MARKET FUND    ADVISERS FUND    APPRECIATION FUND    SECURITIES FUND     INDEX FUND
                           SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                           ------------   --------------   ------------------   ----------------   ------------
INVESTMENT INCOME:
  Dividends..............    $907,215       $ 1,713,763        $  309,876           $161,695        $   197,134
                           ------------   --------------   ------------------       --------       ------------
    Net investment income
     (loss)..............     907,215         1,713,763           309,876            161,695            197,134
                           ------------   --------------   ------------------       --------       ------------
CAPITAL GAINS INCOME.....      --             2,134,889         3,157,152            --                 420,305
                           ------------   --------------   ------------------       --------       ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                (2,350)         (195,604)             1,356            (76,809)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --            11,964,481         4,068,045             (8,129)         4,342,765
                           ------------   --------------   ------------------       --------       ------------
    Net gain (loss) on
     investments.........      --            11,962,131         3,872,441             (6,773)         4,265,956
                           ------------   --------------   ------------------       --------       ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $907,215       $15,810,783        $7,339,469           $154,922        $ 4,883,395
                           ------------   --------------   ------------------       --------       ------------
                           ------------   --------------   ------------------       --------       ------------

            ---------------------------------------------------- 67
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF OPERATIONS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                             INTERNATIONAL      DIVIDEND AND
                           OPORTUNITIES FUND     GROWTH FUND
                              SUB-ACCOUNT        SUB-ACCOUNT
                           ------------------   -------------
INVESTMENT INCOME:
  Dividends..............      $  171,752         $  535,570
                           ------------------   -------------
    Net investment income
     (loss)..............         171,752            535,570
                           ------------------   -------------
CAPITAL GAINS INCOME.....         773,886            903,529
                           ------------------   -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (32,807)             3,909
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         549,100          2,931,296
                           ------------------   -------------
    Net gain (loss) on
     investments.........         516,293          2,935,205
                           ------------------   -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $1,461,931         $4,374,304
                           ------------------   -------------
                           ------------------   -------------

  *  From inception, June 1, 1998, to December 31, 1998.
 **  From inception, September 30, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 68
              ----------------------------------------------------

                           INTERNATIONAL        SMALL          MIDCAP       GROWTH AND         GLOBAL            HIGH
                           ADVISERS FUND    COMPANY FUND        FUND        INCOME FUND     LEADERS FUND      YIELD FUND
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT*    SUB-ACCOUNT**    SUB-ACCOUNT**
                           --------------   -------------   ------------   -------------   --------------   --------------
INVESTMENT INCOME:
  Dividends..............     $265,660         $--            $      7          $  4           $   69            $ 457
                           --------------   -------------   ------------       -----           ------            -----
    Net investment income
     (loss)..............      265,660          --                   7             4               69              457
                           --------------   -------------   ------------       -----           ------            -----
CAPITAL GAINS INCOME.....       63,237           33,340         --            --                1,434           --
                           --------------   -------------   ------------       -----           ------            -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        1,598           14,371        (28,672)       --               --               --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (22,396)         225,453        123,154           147             (777)            (156)
                           --------------   -------------   ------------       -----           ------            -----
    Net gain (loss) on
     investments.........      (20,798)         239,824         94,482           147             (777)            (156)
                           --------------   -------------   ------------       -----           ------            -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $308,099         $273,164       $ 94,489          $151           $  726            $ 301
                           --------------   -------------   ------------       -----           ------            -----
                           --------------   -------------   ------------       -----           ------            -----

  *  From inception, June 1, 1998, to December 31, 1998.
 **  From inception, September 30, 1998, to December 31, 1998.

            ---------------------------------------------------- 69
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                            BOND FUND      STOCK FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------
OPERATIONS:
  Net investment income
   (loss)................   $  439,974    $    394,942
  Capital gains income...      --            1,202,881
  Net realized gain
   (loss) on security
   transactions..........        4,953         (70,871)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      161,536      10,365,875
                           ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      606,463      11,892,827
                           ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............      --               10,617
  Net transfers..........    3,122,789       9,694,176
  Surrenders for benefit
   payments and fees.....     (282,701)     (1,193,061)
  Net loan activity......      (48,849)       (201,305)
  Cost of Insurance......      (53,144)       (274,848)
                           ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    2,738,095       8,035,579
                           ------------   ------------
  Net increase (decrease)
   in net assets.........    3,344,558      19,928,406
NET ASSETS:
  Beginning of period....    5,846,962      32,344,945
                           ------------   ------------
  End of period..........   $9,191,520    $ 52,273,351
                           ------------   ------------
                           ------------   ------------

 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1997

                            BOND FUND      STOCK FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------
OPERATIONS:
  Net investment income
   (loss)................   $  289,780    $    277,126
  Capital gains income...      --              933,599
  Net realized gain
   (loss) on security
   transactions..........        1,747           8,984
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      234,683       5,037,260
                           ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      526,210       6,256,969
                           ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............      --              --
  Net transfers..........    2,261,134      10,438,019
  Surrenders for benefit
   payments and fees.....      (72,004)       (726,356)
  Net loan activity......      (40,246)       (220,955)
  Cost of Insurance......      (29,688)       (165,194)
                           ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    2,119,196       9,325,514
                           ------------   ------------
  Net increase (decrease)
   in net assets.........    2,645,406      15,582,483
NET ASSETS:
  Beginning of period....    3,201,556      16,762,462
                           ------------   ------------
  End of period..........   $5,846,962    $ 32,344,945
                           ------------   ------------
                           ------------   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 70
              ----------------------------------------------------

                              MONEY                             CAPITAL             MORTGAGE
                           MARKET FUND    ADVISERS FUND    APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                           SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------   --------------   ------------------   ----------------   --------------
OPERATIONS:
  Net investment income
   (loss)................  $   907,215      $ 1,713,763        $   309,876         $  161,695      $      197,134
  Capital gains income...      --             2,134,889          3,157,152           --                   420,305
  Net realized gain
   (loss) on security
   transactions..........      --                (2,350)          (195,604)             1,356             (76,809)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --            11,964,481          4,068,045             (8,129)          4,342,765
                           ------------   --------------   ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      907,215       15,810,783          7,339,469            154,922           4,883,395
                           ------------   --------------   ------------------   ----------------   --------------
UNIT TRANSACTIONS:
  Purchases..............   57,281,893            1,450             10,490           --                    10,734
  Net transfers..........  (49,482,802)      16,449,477          6,484,579            404,847           4,207,201
  Surrenders for benefit
   payments and fees.....   (1,218,848)      (2,772,483)        (1,949,888)          (102,327)           (659,660)
  Net loan activity......   (2,979,256)        (610,361)          (596,858)           (30,755)           (394,242)
  Cost of Insurance......     (170,157)        (485,789)          (352,456)           (17,902)           (134,328)
                           ------------   --------------   ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    3,430,830       12,582,294          3,595,867            253,863           3,029,705
                           ------------   --------------   ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets.........    4,338,045       28,393,077         10,935,336            408,785           7,913,100
NET ASSETS:
  Beginning of period....   16,963,379       58,458,043         47,399,867          2,228,706          16,207,206
                           ------------   --------------   ------------------   ----------------   --------------
  End of period..........  $21,301,424      $86,851,120        $58,335,203         $2,637,491      $   24,120,306
                           ------------   --------------   ------------------   ----------------   --------------
                           ------------   --------------   ------------------   ----------------   --------------

                              MONEY                             CAPITAL             MORTGAGE
                           MARKET FUND    ADVISERS FUND    APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                           SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------   --------------   ------------------   ----------------   --------------
OPERATIONS:
  Net investment income
   (loss)................  $   911,582      $ 1,156,876        $   221,135         $  116,672      $      180,981
  Capital gains income...      --             1,663,628          2,382,496           --                   787,478
  Net realized gain
   (loss) on security
   transactions..........      --                 2,740              1,256                296               4,890
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --             6,960,236          4,674,683             39,086           2,484,980
                           ------------   --------------   ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      911,582        9,783,480          7,279,570            156,054           3,458,329
                           ------------   --------------   ------------------   ----------------   --------------
UNIT TRANSACTIONS:
  Purchases..............   63,950,949            2,129                684           --                  --
  Net transfers..........  (61,547,449)      16,160,071         12,167,630            699,756           4,486,710
  Surrenders for benefit
   payments and fees.....   (1,485,440)      (1,461,109)        (1,165,216)           (61,537)           (569,846)
  Net loan activity......   (2,906,735)        (120,116)          (179,295)            (9,709)           (170,615)
  Cost of Insurance......     (154,854)        (322,766)          (268,542)           (12,046)            (85,758)
                           ------------   --------------   ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (2,143,529)      14,258,209         17,834,831            616,464           3,660,491
                           ------------   --------------   ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets.........   (1,231,947)      24,041,689         17,834,831            772,518           7,118,820
NET ASSETS:
  Beginning of period....   18,195,325       34,416,354         29,565,036          1,456,188           9,088,386
                           ------------   --------------   ------------------   ----------------   --------------
  End of period..........  $16,963,379      $58,458,043        $47,399,867         $2,228,706      $   16,207,206
                           ------------   --------------   ------------------   ----------------   --------------
                           ------------   --------------   ------------------   ----------------   --------------

            ---------------------------------------------------- 71
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                              INTERNATIONAL      DIVIDEND AND
                           OPPORTUNITIES FUND     GROWTH FUND
                               SUB-ACCOUNT        SUB-ACCOUNT
                           -------------------   -------------
OPERATIONS:
  Net investment income
   (loss)................      $   171,752        $   535,570
  Capital gains income...          773,886            903,529
  Net realized gain
   (loss) on security
   transactions..........          (32,807)             3,909
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          549,100          2,931,296
                           -------------------   -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        1,461,931          4,374,304
                           -------------------   -------------
UNIT TRANSACTIONS:
  Purchases..............            5,004                886
  Net transfers..........          842,567          6,508,074
  Surrenders for benefit
   payments and fees.....         (297,843)        (1,015,921)
  Net loan activity......         (174,741)          (242,467)
  Cost of Insurance......          (84,604)          (201,221)
                           -------------------   -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          290,383          5,049,351
                           -------------------   -------------
  Net increase (decrease)
   in net assets.........        1,752,314          9,423,655
NET ASSETS:
    Beginning of
     period..............       11,409,483         24,361,497
                           -------------------   -------------
    End of period........      $13,161,797        $33,785,152
                           -------------------   -------------
                           -------------------   -------------

  *  From inception, June 1, 1998, to December 31, 1998.
 **  From inception, September 30, 1998, to December 31, 1998.

 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1997

                              INTERNATIONAL      DIVIDEND AND
                           OPPORTUNITIES FUND     GROWTH FUND
                               SUB-ACCOUNT        SUB-ACCOUNT
                           -------------------   -------------
OPERATIONS:
  Net investment income
   (loss)................      $   104,356        $   341,582
  Capital gains income...          661,603            364,880
  Net realized gain
   (loss) on security
   transactions..........            7,059                462
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (783,223)         3,955,206
                           -------------------   -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          (10,205)         4,662,130
                           -------------------   -------------
UNIT TRANSACTIONS:
  Purchases..............              712            --
  Net transfers..........        3,635,238          8,771,193
  Surrenders for benefit
   payments and fees.....         (325,889)          (474,419)
  Net loan activity......          (76,025)          (141,694)
  Cost of Insurance......          (70,065)          (120,449)
                           -------------------   -------------
  Net increase (decrease)
   in net assets
   resulting from unit...        3,163,971          8,034,631
                           -------------------   -------------
  Net increase (decrease)
   in net assets.........        3,153,766         12,696,761
NET ASSETS:
  Beginning of period....        8,255,717         11,664,736
                           -------------------   -------------
  End of Period..........      $11,409,483        $24,361,497
                           -------------------   -------------
                           -------------------   -------------

  *  From inception, July 15, 1997, to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 72
              ----------------------------------------------------

                           INTERNATIONAL        SMALL          MIDCAP       GROWTH AND         GLOBAL            HIGH
                           ADVISERS FUND    COMPANY FUND        FUND        INCOME FUND     LEADERS FUND      YIELD FUND
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT*    SUB-ACCOUNT**    SUB-ACCOUNT**
                           --------------   -------------   ------------   -------------   --------------   --------------
OPERATIONS:
  Net investment income
   (loss)................    $   266,660      $  --           $      7         $    4          $    69          $   457
  Capital gains income...         63,237          33,340        --             --                1,434          --
  Net realized gain
   (loss) on security
   transactions..........          1,598          14,371       (28,672)        --              --               --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (22,396)        225,453       123,154            147             (777)            (156)
                           --------------   -------------   ------------       ------          -------          -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        308,099         273,164        94,489            151              726              301
                           --------------   -------------   ------------       ------          -------          -------
UNIT TRANSACTIONS:
  Purchases..............       --                 7,511         8,500          1,000            2,000            2,000
  Net transfers..........        353,622         695,351       641,260         --               56,338           22,441
  Surrenders for benefit
   payments and fees.....        (73,340)        (37,178)       (8,125)        --                   (7)             115
  Net loan activity......        (66,673)        (17,491)       (4,163)        --              --                    (1)
  Cost of Insurance......        (18,446)        (15,048)       (3,741)        --                   (3)              29
                           --------------   -------------   ------------       ------          -------          -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        195,163         633,145       633,731          1,000           58,328           24,584
                           --------------   -------------   ------------       ------          -------          -------
  Net increase (decrease)
   in net assets.........        503,262         906,309       728,220          1,151           59,054           24,885
NET ASSETS:
    Beginning of
     period..............      2,280,311       1,789,111       173,503         --              --               --
                           --------------   -------------   ------------       ------          -------          -------
    End of period........    $ 2,783,573      $2,695,420      $901,723         $1,151          $59,054          $24,885
                           --------------   -------------   ------------       ------          -------          -------
                           --------------   -------------   ------------       ------          -------          -------

                           INTERNATIONAL        SMALL          MIDCAP
                           ADVISERS FUND    COMPANY FUND        FUND
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT*
                           --------------   -------------   -------------
OPERATIONS:
  Net investment income
   (loss)................    $    70,580      $      811       $    156
  Capital gains income...          4,758          81,211        --
  Net realized gain
   (loss) on security
   transactions..........          4,567         (11,838)            (3)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         16,688         (57,877)         3,294
                           --------------   -------------   -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         96,593          12,307          3,447
                           --------------   -------------   -------------
UNIT TRANSACTIONS:
  Purchases..............       --               --               1,000
  Net transfers..........        841,304       1,790,398        170,709
  Surrenders for benefit
   payments and fees.....        (46,000)        (10,130)          (525)
  Net loan activity......        (23,722)             (2)       --
  Cost of Insurance......        (12,736)         (4,445)          (128)
                           --------------   -------------   -------------
  Net increase (decrease)
   in net assets
   resulting from unit...        758,846       1,775,821        170,056
                           --------------   -------------   -------------
  Net increase (decrease)
   in net assets.........        855,439       1,788,128        173,503
NET ASSETS:
  Beginning of period....      1,424,872             983        --
                           --------------   -------------   -------------
  End of Period..........    $ 2,280,311      $1,789,111       $173,503
                           --------------   -------------   -------------
                           --------------   -------------   -------------

            ---------------------------------------------------- 73
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 1998

 1.  ORGANIZATION:

    Separate Account Five (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (The Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998

   c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Deduction and Charges -- Certain amounts are deducted from the Contracts, as described below:

   a) COST OF INSURANCE CHARGE--In accordance with terms of the contracts, the Company makes deductions for costs of insurance to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

   b) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 0.90% of the Contract's value for the mortality and expense risks which the Company undertakes. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the Contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the Contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   d) ADMINISTRATIVE CHARGE--The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.25% of the Contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   e) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the Contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

______________________________________ 74 ______________________________________

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
 TO HARTFORD LIFE INSURANCE COMPANY
 SEPARATE ACCOUNT FIVE AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Five (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Growth and Income Fund, Global Leaders Fund, and High Yield Fund) (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 16, 1999                                            ARTHUR ANDERSEN LLP

______________________________________ 75 ______________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF ASSETS & LIABILITIES
 DECEMBER 31, 1998

                            BOND FUND      STOCK FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
      Shares 6,096,035
      Cost $6,396,727
      Market Value.......   $6,587,772         --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
      Shares 8,610,961
      Cost $39,066,028
      Market Value.......      --         $ 56,502,251
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 15,049,987
      Cost $15,049,987
      Market Value.......      --              --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
      Shares 21,809,777
      Cost $50,112,038
      Market Value.......      --              --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
      Shares 10,602,103
      Cost $40,302,366
      Market Value.......      --              --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
      Shares 2,116,100
      Cost $2,298,881
      Market Value.......      --              --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
      Shares 4,598,688
      Cost $11,430,523
      Market Value.......      --              --
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --               52,354
  Receivable from fund
   shares sold...........       10,000         --
                           ------------   ------------
  Total Assets...........    6,597,772      56,554,605
                           ------------   ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        9,982         --
  Payable for fund shares
   purchased.............      --               52,225
                           ------------   ------------
  Total Liabilities......        9,982          52,225
                           ------------   ------------
  Net Assets (variable
   life contract
   liabilities)..........   $6,587,790    $ 56,502,380
                           ------------   ------------
                           ------------   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 76
              ----------------------------------------------------

                              MONEY                             CAPITAL             MORTGAGE
                           MARKET FUND    ADVISERS FUND    APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                           SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------   --------------   ------------------   ----------------   --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
      Shares 6,096,035
      Cost $6,396,727
      Market Value.......      --              --                --                  --                  --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
      Shares 8,610,961
      Cost $39,066,028
      Market Value.......      --              --                --                  --                  --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 15,049,987
      Cost $15,049,987
      Market Value.......  $15,049,987         --                --                  --                  --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
      Shares 21,809,777
      Cost $50,112,038
      Market Value.......      --           $65,107,702          --                  --                  --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
      Shares 10,602,103
      Cost $40,302,366
      Market Value.......      --              --              $50,456,269           --                  --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
      Shares 2,116,100
      Cost $2,298,881
      Market Value.......      --              --                --                $2,295,023            --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
      Shares 4,598,688
      Cost $11,430,523
      Market Value.......      --              --                --                  --            $   16,419,396
  Due from Hartford Life
   and Annuity Insurance
   Company...............      857,405          116,025             13,490                  6             123,311
  Receivable from fund
   shares sold...........      --              --                --                  --                  --
                           ------------   --------------   ------------------   ----------------   --------------
  Total Assets...........   15,907,392       65,223,727         50,469,759          2,295,029          16,542,707
                           ------------   --------------   ------------------   ----------------   --------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --              --                --                  --                  --
  Payable for fund shares
   purchased.............      854,472          115,826             14,473           --                   123,521
                           ------------   --------------   ------------------   ----------------   --------------
  Total Liabilities......      854,472          115,826             14,473           --                   123,521
                           ------------   --------------   ------------------   ----------------   --------------
  Net Assets (variable
   life contract
   liabilities)..........  $15,052,920      $65,107,901        $50,455,286         $2,295,029      $   16,419,186
                           ------------   --------------   ------------------   ----------------   --------------
                           ------------   --------------   ------------------   ----------------   --------------

            ---------------------------------------------------- 77
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
 DECEMBER 31, 1998

                              INTERNATIONAL      DIVIDEND AND
                           OPPORTUNITIES FUND     GROWTH FUND
                               SUB-ACCOUNT        SUB-ACCOUNT
                           -------------------   -------------
ASSETS:
  Investments:
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
      Shares 11,266,751
      Cost $15,194,582
      Market Value.......      $15,264,838            --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
      Shares 15,990,996
      Cost $26,669,300
      Market Value.......        --               $34,548,323
    Hartford
     International
     Advisers HLS Fund,
     Inc. - Class IA
      Shares 3,225,562
      Cost $3,675,003
      Market Value.......        --                   --
    Hartford Small
     Company HLS Fund,
     Inc. - Class IA
      Shares 1,889,370
      Cost $2,230,637
      Market Value.......        --                   --
    Hartford MidCap HLS
     Fund, Inc. - Class
     IA
      Shares 589,420
      Cost $711,553
      Market Value.......        --                   --
    Hartford Growth &
     Income HLS Fund -
     Class IA
      Shares 121,170
      Cost $137,178
      Market Value.......        --                   --
    Hartford Global
     Leader HLS Fund -
     Class IA
      Shares 66,905
      Cost $83,010
      Market Value.......        --                   --
    Hartford High Yield
     HLS Fund - Class IA
      Shares 24,179
      Cost $24,824
      Market Value.......        --                   --
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                    12,625
  Receivable from fund
   shares sold...........        --                   --
                           -------------------   -------------
  Total Assets...........       15,264,838         34,560,948
                           -------------------   -------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............               85            --
  Payable for fund shares
   purchased.............        --                    12,341
                           -------------------   -------------
  Total Liabilities......               85             12,341
                           -------------------   -------------
  Net Assets (variable
   life contract
   liabilities)..........      $15,264,753        $34,548,607
                           -------------------   -------------
                           -------------------   -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 78
              ----------------------------------------------------

                           INTERNATIONAL        SMALL          MIDCAP       GROWTH AND       GLOBAL           HIGH
                           ADVISERS FUND    COMPANY FUND        FUND       INCOME FUND    LEADERS FUND     YIELD FUND
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------   -------------   ------------   ------------   -------------   ------------
ASSETS:
  Investments:
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
      Shares 11,266,751
      Cost $15,194,582
      Market Value.......       --               --             --             --             --              --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
      Shares 15,990,996
      Cost $26,669,300
      Market Value.......       --               --             --             --             --              --
    Hartford
     International
     Advisers HLS Fund,
     Inc. - Class IA
      Shares 3,225,562
      Cost $3,675,003
      Market Value.......    $3,724,520          --             --             --             --              --
    Hartford Small
     Company HLS Fund,
     Inc. - Class IA
      Shares 1,889,370
      Cost $2,230,637
      Market Value.......       --            $2,496,074        --             --             --              --
    Hartford MidCap HLS
     Fund, Inc. - Class
     IA
      Shares 589,420
      Cost $711,553
      Market Value.......       --               --           $ 848,326        --             --              --
    Hartford Growth &
     Income HLS Fund -
     Class IA
      Shares 121,170
      Cost $137,178
      Market Value.......       --               --             --           $ 143,703        --              --
    Hartford Global
     Leader HLS Fund -
     Class IA
      Shares 66,905
      Cost $83,010
      Market Value.......       --               --             --             --           $  85,985         --
    Hartford High Yield
     HLS Fund - Class IA
      Shares 24,179
      Cost $24,824
      Market Value.......       --               --             --             --             --            $  24,584
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --               --             --             --             --              --
  Receivable from fund
   shares sold...........       --               --             --             --             --              --
                           --------------   -------------   ------------   ------------   -------------   ------------
  Total Assets...........     3,724,520        2,496,074        848,326        143,703         85,985          24,584
                           --------------   -------------   ------------   ------------   -------------   ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............            34               28              3        --             --              --
  Payable for fund shares
   purchased.............       --               --             --             --             --              --
                           --------------   -------------   ------------   ------------   -------------   ------------
  Total Liabilities......            34               28              3        --             --              --
                           --------------   -------------   ------------   ------------   -------------   ------------
  Net Assets (variable
   life contract
   liabilities)..........    $3,724,486       $2,496,046      $ 848,323      $ 143,703      $  85,985       $  24,584
                           --------------   -------------   ------------   ------------   -------------   ------------
                           --------------   -------------   ------------   ------------   -------------   ------------

            ---------------------------------------------------- 79
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                         UNITS
                                       OWNED BY        UNIT        CONTRACT
                                     PARTICIPANTS      PRICE      LIABILITY
                                     -------------  -----------  ------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Bond Fund Sub-Account............      4,463,212  $   1.47602  $  6,587,790
  Stock Fund Sub-Account...........     19,524,095     2.893982    56,502,380
  Money Market Fund Sub-Account....     12,223,160     1.231508    15,052,920
  Advisers Fund Sub-Account........     28,214,943     2.307568    65,107,901
  Capital Appreciation Fund
   Sub-Account.....................     22,796,221     2.213318    50,455,286
  Mortgage Securities Fund
   Sub-Account.....................      1,615,347     1.420765     2,295,029
  Index Fund Sub-Account...........      5,822,503     2.819953    16,419,186
  International Opportunities Fund
   Sub-Account.....................     10,257,253     1.488191    15,264,753
  Dividend and Growth Fund
   Sub-Account.....................     13,498,555      2.55943    34,548,607
  International Advisers Fund
   Sub-Account.....................      2,404,789     1.548779     3,724,486
  MidCap Fund Sub-Account..........        644,809      1.31562       848,323
                                                                 ------------
  SUB-TOTAL GROUP SUB-ACCOUNTS.....                               266,806,661
                                                                 ------------
GROUP SUB-ACCOUNTS:
  High Yield Fund Sub-Account......         23,682      1.03809        24,584
  Growth and Income Fund
   Sub-Account.....................        124,853     1.150984       143,703
  Global Leaders Fund
   Sub-Account.....................         65,201     1.318766        85,985
  Small Company Fund Sub-Account...      1,921,287     1.299154     2,496,046
                                                                 ------------
  SUB-TOTAL GROUP SUB-ACCOUNTS.....                                 2,750,318
                                                                 ------------
GRAND TOTAL........................                              $269,556,979
                                                                 ------------
                                                                 ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 80
              ----------------------------------------------------

                      [This page intentionally left blank]

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                            BOND FUND      STOCK FUND
                           SUB-ACCOUNT     SUB-ACCOUNT
                           ------------   -------------
INVESTMENT INCOME:
  Dividends..............    $310,867     $     425,157
                           ------------   -------------
CAPITAL GAINS INCOME.....      --             1,195,486
                           ------------   -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         337           (29,330)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      62,577        10,654,625
                           ------------   -------------
  Net gain (loss) on
   investments...........      62,914        10,625,295
                           ------------   -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    $373,781     $  12,245,938
                           ------------   -------------
                           ------------   -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 82
              ----------------------------------------------------

                              MONEY                             CAPITAL             MORTGAGE
                           MARKET FUND    ADVISERS FUND    APPRECIATION FUND    SECURITIES FUND     INDEX FUND
                           SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                           ------------   --------------   ------------------   ----------------   ------------
INVESTMENT INCOME:
  Dividends..............    $563,092       $ 1,280,919        $  268,384           $139,853        $   132,802
                           ------------   --------------   ------------------       --------       ------------
CAPITAL GAINS INCOME.....         190         1,465,098         2,761,262            --                 272,547
                           ------------   --------------   ------------------       --------       ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                (9,456)           28,295              1,924            (21,988)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --             8,649,288         3,751,151            (25,693)         2,904,724
                           ------------   --------------   ------------------       --------       ------------
  Net gain (loss) on
   investments...........      --             8,639,832         3,779,446            (23,769)         2,882,736
                           ------------   --------------   ------------------       --------       ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    $563,282       $11,385,849        $6,809,092           $116,084        $ 3,288,085
                           ------------   --------------   ------------------       --------       ------------
                           ------------   --------------   ------------------       --------       ------------

                              INTERNATIONAL
                           OPPORTUNITIES FUND
                               SUB-ACCOUNT
                           -------------------
INVESTMENT INCOME:
  Dividends..............       $  198,529
                           -------------------
CAPITAL GAINS INCOME.....          823,226
                           -------------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           (4,950)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          562,948
                           -------------------
  Net gain (loss) on
   investments...........          557,998
                           -------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       $1,579,753
                           -------------------
                           -------------------

            ---------------------------------------------------- 83
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF OPERATIONS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                           DIVIDEND AND
                            GROWTH FUND
                            SUB-ACCOUNT
                           -------------
INVESTMENT INCOME:
  Dividends..............    $  544,970
                           -------------
CAPITAL GAINS INCOME.....       871,742
                           -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         1,267
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     2,960,422
                           -------------
    Net gain (loss) on
     investments.........     2,961,689
                           -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $4,378,401
                           -------------
                           -------------

  *  From inception, June 1, 1998, to December 1998.
 **  From inception, September 30, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 84
              ----------------------------------------------------

                           INTERNATIONAL        SMALL          MIDCAP       GROWTH AND         GLOBAL            HIGH
                           ADVISERS FUND    COMPANY FUND        FUND        INCOME FUND     LEADERS FUND      YIELD FUND
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT*    SUB-ACCOUNT**    SUB-ACCOUNT**
                           --------------   -------------   ------------   -------------   --------------   --------------
INVESTMENT INCOME:
  Dividends..............     $285,452         $--            $      4         $  542          $  101            $ 451
                           --------------   -------------   ------------       ------          ------            -----
CAPITAL GAINS INCOME.....       67,948           17,778         --             --               2,088           --
                           --------------   -------------   ------------       ------          ------            -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          567           (1,718)        (3,505)            16               4           --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       13,314          272,458        133,792          6,525           2,975             (240)
                           --------------   -------------   ------------       ------          ------            -----
    Net gain (loss) on
     investments.........       13,881          270,740        130,287          6,541           2,979             (240)
                           --------------   -------------   ------------       ------          ------            -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $367,281         $288,518       $130,291         $7,083          $5,168            $ 211
                           --------------   -------------   ------------       ------          ------            -----
                           --------------   -------------   ------------       ------          ------            -----

  *  From inception, June 1, 1998, to December 1998.
 **  From inception, September 30, 1998, to December 31, 1998.

            ---------------------------------------------------- 85
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                            BOND FUND      STOCK FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------
OPERATIONS:
  Net investment income
   (loss)................   $   310,867   $    425,157
  Capital gains income...       --           1,195,486
  Net realized gain
   (loss) on security
   transactions..........           337        (29,330)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        62,577     10,654,625
                           ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       373,781     12,245,938
                           ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............        46,311         16,926
  Net transfers..........     3,067,527     13,961,989
  Surrenders for benefit
   payments and fees.....      (107,425)    (1,506,358)
  Net loan activity......       (11,064)      (140,475)
  Cost of insurance......       (33,445)      (260,595)
                           ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     2,961,904     12,071,487
                           ------------   ------------
  Net increase (decrease)
   in net assets.........     3,335,685     24,317,425
NET ASSETS:
  Beginning of period....     3,252,105     32,184,955
                           ------------   ------------
  End of period..........   $ 6,587,790   $ 56,502,380
                           ------------   ------------
                           ------------   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 86
              ----------------------------------------------------

                              MONEY                             CAPITAL             MORTGAGE
                           MARKET FUND    ADVISERS FUND    APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                           SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------   --------------   ------------------   ----------------   --------------
OPERATIONS:
  Net investment income
   (loss)................  $    563,092     $ 1,280,919        $   268,384         $  139,853      $      132,802
  Capital gains income...           190       1,465,098          2,761,262           --                   272,547
  Net realized gain
   (loss) on security
   transactions..........       --               (9,456)            28,295              1,924             (21,988)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --            8,649,288          3,751,151            (25,693)          2,904,724
                           ------------   --------------   ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       563,282      11,385,849          6,809,092            116,084           3,288,085
                           ------------   --------------   ------------------   ----------------   --------------
UNIT TRANSACTIONS:
  Purchases..............    62,062,192          32,794             16,742           --                    10,249
  Net transfers..........   (54,690,953)     15,334,793          4,545,203            589,382           3,377,452
  Surrenders for benefit
   payments and fees.....    (1,724,767)     (1,683,040)        (1,471,654)           (31,118)           (708,786)
  Net loan activity......    (2,052,054)       (407,150)          (324,672)            (8,665)           (138,230)
  Cost of insurance......      (112,624)       (328,975)          (284,868)           (11,916)            (86,318)
                           ------------   --------------   ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     3,481,794      12,948,422          2,480,751            537,683           2,454,367
                           ------------   --------------   ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets.........     4,045,076      24,334,271          9,289,843            653,767           5,742,452
NET ASSETS:
  Beginning of period....    11,007,844      40,773,630         41,165,443          1,641,262          10,676,734
                           ------------   --------------   ------------------   ----------------   --------------
  End of period..........  $ 15,052,920     $65,107,901        $50,455,286         $2,295,029      $   16,419,186
                           ------------   --------------   ------------------   ----------------   --------------
                           ------------   --------------   ------------------   ----------------   --------------

                              INTERNATIONAL
                           OPPORTUNITIES FUND
                               SUB-ACCOUNT
                           -------------------
OPERATIONS:
  Net investment income
   (loss)................      $   198,529
  Capital gains income...          823,226
  Net realized gain
   (loss) on security
   transactions..........           (4,950)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          562,948
                           -------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        1,579,753
                           -------------------
UNIT TRANSACTIONS:
  Purchases..............               11
  Net transfers..........        2,336,307
  Surrenders for benefit
   payments and fees.....         (500,386)
  Net loan activity......          (71,420)
  Cost of insurance......          (89,406)
                           -------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        1,675,106
                           -------------------
  Net increase (decrease)
   in net assets.........        3,254,859
NET ASSETS:
  Beginning of period....       12,009,894
                           -------------------
  End of period..........      $15,264,753
                           -------------------
                           -------------------

            ---------------------------------------------------- 87
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                           DIVIDEND AND
                            GROWTH FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................   $    544,970
  Capital gains income...        871,742
  Net realized gain
   (loss) on security
   transactions..........          1,267
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      2,960,422
                           -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      4,378,401
                           -------------
UNIT TRANSACTIONS:
  Purchases..............         10,000
  Net transfers..........      8,163,378
  Surrenders for benefit
   payments and fees.....       (866,498)
  Net loan activity......       (327,128)
  Cost of insurance......       (185,670)
                           -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      6,794,082
                           -------------
  Net increase (decrease)
   in net assets.........     11,172,483
NET ASSETS:
  Beginning of period....     23,376,124
                           -------------
  End of period..........   $ 34,548,607
                           -------------
                           -------------

  *  From inception, June 1, 1998, to December 31, 1998.
 **  From inception, September 30, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 88
              ----------------------------------------------------

                           INTERNATIONAL        SMALL          MIDCAP       GROWTH AND         GLOBAL            HIGH
                           ADVISERS FUND    COMPANY FUND        FUND        INCOME FUND     LEADERS FUND      YIELD FUND
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT*    SUB-ACCOUNT**    SUB-ACCOUNT**
                           --------------   -------------   ------------   -------------   --------------   --------------
OPERATIONS:
  Net investment income
   (loss)................    $  285,452       $  --           $      4        $    542         $   101          $   451
  Capital gains income...        67,948           17,778        --             --                2,088          --
  Net realized gain
   (loss) on security
   transactions..........           567           (1,718)       (3,505)             16               4          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        13,314          272,458       133,792           6,525           2,975             (240)
                           --------------   -------------   ------------   -------------       -------          -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       367,281          288,518       130,291           7,083           5,168              211
                           --------------   -------------   ------------   -------------       -------          -------
UNIT TRANSACTIONS:
  Purchases..............       --               --             --               1,000           2,000            2,000
  Net transfers..........     1,048,999        1,383,287       645,414         135,859          78,949           22,414
  Surrenders for benefit
   payments and fees.....       (98,488)        (109,974)       (4,632)           (172)           (105)             (29)
  Net loan activity......       (36,658)         (44,570)      (11,492)        --              --               --
  Cost of insurance......       (20,129)         (10,508)       (2,955)            (67)            (27)             (12)
                           --------------   -------------   ------------   -------------       -------          -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       893,724        1,218,235       626,335         136,620          80,817           24,373
                           --------------   -------------   ------------   -------------       -------          -------
  Net increase (decrease)
   in net assets.........     1,261,005        1,506,753       756,626         143,703          85,985           24,584
NET ASSETS:
  Beginning of period....     2,463,481          989,293        91,697         --              --               --
                           --------------   -------------   ------------   -------------       -------          -------
  End of period..........    $3,724,486       $2,496,046      $848,323        $143,703         $85,985          $24,584
                           --------------   -------------   ------------   -------------       -------          -------
                           --------------   -------------   ------------   -------------       -------          -------

  *  From inception, June 1, 1998, to December 31, 1998.
 **  From inception, September 30, 1998, to December 31, 1998.

            ---------------------------------------------------- 89
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1997

                                                            MONEY
                            BOND FUND      STOCK FUND    MARKET FUND    ADVISERS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------   ------------   ------------   --------------
OPERATIONS:
  Net investment income
   (loss)................   $   156,755   $    274,037   $    632,382     $   789,490
  Capital gains income...       --             904,272        --            1,045,984
  Net realized gain
   (loss) on security
   transactions..........           894         12,939        --                3,344
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       118,897      4,902,064        --            4,613,047
                           ------------   ------------   ------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       276,546      6,093,312        632,382       6,451,865
                           ------------   ------------   ------------   --------------
UNIT TRANSACTIONS:
  Purchases..............            16         50,244     63,908,110         243,543
  Net transfers..........     1,318,984     12,296,285    (62,169,665)     13,868,301
  Surrenders for benefit
   payments and fees.....       (43,171)    (1,275,425)      (393,227)     (1,057,654)
  Net loan activity......       (15,758)       (97,878)    (2,491,658)        (64,323)
  Cost of insurance......       (16,113)      (151,064)      (109,762)       (204,969)
                           ------------   ------------   ------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,243,958     10,822,162     (1,256,202)     12,784,898
                           ------------   ------------   ------------   --------------
  Net increase (decrease)
   in net assets.........     1,520,504     16,915,474       (623,820)     19,236,763
NET ASSETS:
  Beginning of period....     1,731,601     15,269,481     11,631,664      21,536,867
                           ------------   ------------   ------------   --------------
  End of Period..........   $ 3,252,105   $ 32,184,955   $ 11,007,844     $40,773,630
                           ------------   ------------   ------------   --------------
                           ------------   ------------   ------------   --------------

  *  From inception, July 15, 1997, to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 90
              ----------------------------------------------------

                                CAPITAL             MORTGAGE                           INTERNATIONAL      DIVIDEND AND
                           APPRECIATION FUND    SECURITIES FUND      INDEX FUND     OPPORTUNITIES FUND     GROWTH FUND
                              SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                           ------------------   ----------------   --------------   -------------------   -------------
OPERATIONS:
  Net investment income
   (loss)................      $   190,756         $   79,693      $      116,095       $   108,028        $    324,234
  Capital gains income...        1,971,454           --                   474,812           587,257             328,863
  Net realized gain
   (loss) on security
   transactions..........            4,174                141              (3,017)           (1,502)             (3,678)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        4,126,792             18,347           1,522,964          (918,735)          3,808,104
                           ------------------   ----------------   --------------   -------------------   -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        6,293,176             98,181           2,110,854          (224,952)          4,457,523
                           ------------------   ----------------   --------------   -------------------   -------------
UNIT TRANSACTIONS:
  Purchases..............          103,255           --                        27            40,040                 156
  Net transfers..........       12,570,924            882,852           3,834,337         6,039,925           9,250,118
  Surrenders for benefit
   payments and fees.....       (1,417,215)           (17,802)           (430,212)         (433,918)           (388,933)
  Net loan activity......          (35,024)             4,385             (42,196)          (14,211)           (126,702)
  Cost of insurance......         (204,886)            (7,440)            (51,934)          (63,263)           (107,665)
                           ------------------   ----------------   --------------   -------------------   -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       11,017,054            861,995           3,310,022         5,568,573           8,626,974
                           ------------------   ----------------   --------------   -------------------   -------------
  Net increase (decrease)
   in net assets.........       17,310,230            960,176           5,420,876         5,343,621          13,084,497
NET ASSETS:
  Beginning of period....       23,855,213            681,086           5,255,858         6,666,273          10,291,627
                           ------------------   ----------------   --------------   -------------------   -------------
  End of Period..........      $41,165,443         $1,641,262      $   10,676,734       $12,009,894        $ 23,376,124
                           ------------------   ----------------   --------------   -------------------   -------------
                           ------------------   ----------------   --------------   -------------------   -------------

                           INTERNATIONAL        SMALL          MIDCAP
                           ADVISERS FUND    COMPANY FUND        FUND
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           --------------   -------------   ------------
OPERATIONS:
  Net investment income
   (loss)................    $   72,657        $    449        $    82
  Capital gains income...         4,846          44,954         --
  Net realized gain
   (loss) on security
   transactions..........           691            (415)            (2)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         9,052          (7,085)         2,981
                           --------------   -------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        87,246          37,903          3,061
                           --------------   -------------   ------------
UNIT TRANSACTIONS:
  Purchases..............           136         --               1,000
  Net transfers..........     1,063,784         956,329         87,826
  Surrenders for benefit
   payments and fees.....       (57,314)        (12,652)          (110)
  Net loan activity......       (23,857)         (1,427)        --
  Cost of insurance......       (13,409)         (2,262)           (80)
                           --------------   -------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       969,340         939,988         88,636
                           --------------   -------------   ------------
  Net increase (decrease)
   in net assets.........     1,056,586         977,891         91,697
NET ASSETS:
  Beginning of period....     1,406,895          11,402         --
                           --------------   -------------   ------------
  End of Period..........    $2,463,481        $989,293        $91,697
                           --------------   -------------   ------------
                           --------------   -------------   ------------

  *  From inception, July 15, 1997, to December 31, 1997.

            ---------------------------------------------------- 91
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 1998

 1.  ORGANIZATION:

    Separate Account Five (the Account) is a separate investment account within Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (The Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of The Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

   c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Deduction and Charges -- Certain amounts are deducted from the Contracts, as described below:

   a) COST OF INSURANCE CHARGE--In accordance with terms of the contracts, the Company makes deductions for costs of insurance to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

   b) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 0.90% of the Contract's value for the mortality and expense risks which the Company undertakes. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the Contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the Contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   d) ADMINISTRATIVE CHARGE--The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.25% of the Contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   e) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the Contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

______________________________________ 92 ______________________________________

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
 TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 SEPARATE ACCOUNT FIVE AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Five (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Growth and Income Fund, Global Leaders Fund, and High Yield Fund) (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 16, 1999                                            ARTHUR ANDERSEN LLP

______________________________________ 93 ______________________________________

 HARTFORD BOND HLS FUND, INC.
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 DECEMBER 31, 1998

 PRINCIPAL                                                MARKET
  AMOUNT                                                  VALUE
-----------                                            ------------
ASSET-BACKED SECURITIES -- 4.8%
$ 3,600,000  California Infrastructure Pacific Gas &
              Electric, Series 1997-1 Class A6
               6.32% due 09/25/05....................  $  3,701,988
  3,250,000  California Infrastructure Southern
              California Edison, Series 1997-1 Class
              A3
               6.17% due 03/25/03....................     3,295,597
 11,400,000  Chemical Master Credit Card Trust,
              Series 1996-1, Class A
               5.55% due 09/15/03....................    11,464,524
 15,000,000  Comed Transitional Funding Trust, Series
              1998-1 Class A5
               5.44% due 03/25/07....................    15,041,400
  5,175,000  DLJ Commercial Mortgage Corp., Series
              1998-CF1 Class B2
               7.33% due 01/15/10....................     4,885,924
  5,000,000  Premier Auto Trust, Series 1998-5 Class
              A2
               5.07% due 04/09/01....................     4,991,550
                                                       ------------
             Total asset-backed securities...........  $ 43,380,983
                                                       ------------
                                                       ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%
  1,112,442  Oakwood Mortgage Investors, Inc., Series
              94-A, Class B1
               8.40% due 02/15/15....................  $  1,128,227
                                                       ------------
                                                       ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.7%
  6,341,441  Capital Lease Funding Securitization,
              Series 1997-CTL1, Class A1
               7.42% due 06/22/24....................  $  6,541,592
                                                       ------------
                                                       ------------
CORPORATE NOTES -- 52.7%
             COLLEGES -- 1.2%
  5,500,000  Massachusetts Institute of Technology
               7.25% due 04/02/2096..................  $  6,449,432
  3,500,000  Yale University
               7.375% due 04/15/2096.................     4,101,779
                                                       ------------
                                                         10,551,211
                                                       ------------
             COMMUNICATIONS EQUIPMENT -- 0.1%
    400,000  Jones Intercable, Inc.
               9.625% due 03/15/02...................       430,000
    900,000  Jones Intercable, Inc.
               7.625% due 04/15/08...................       927,000
                                                       ------------
                                                          1,357,000
                                                       ------------
             ENERGY & SERVICES -- 4.5%
  8,250,000  Amoco Company
               6.00% due 06/09/08....................     8,561,850
  2,400,000  Enterprise Oil PLC
               6.70% due 09/15/07....................     2,384,124
  6,500,000  Enterprise Oil PLC
               6.50% due 05/01/05....................     6,529,360
  1,200,000  Gulf Canada Resources Ltd.
               8.375% due 11/15/05...................     1,182,000
  1,000,000  Gulf Canada Resources Ltd.
               8.25% due 03/15/17....................       993,810
  4,300,000  Occidental Petroleum Corp.
               7.375% due 11/15/08...................     4,412,926
  2,000,000  R & B Falcon Corp.
               7.375% due 04/15/18...................     1,622,644

 PRINCIPAL                                                MARKET
  AMOUNT                                                  VALUE
-----------                                            ------------

CORPORATE NOTES -- (CONTINUED)
           ENERGY & SERVICES -- (CONTINUED)

$ 1,750,000  R & B Falcon Corp.
               9.50% due 12/15/08....................  $  1,747,812
  6,850,000  Tenneco, Inc.
               8.20% due 11/15/99....................     6,982,622
  1,000,000  Tesoro Petroleum Corp.
               9.00% due 07/01/08....................       970,000
  2,850,000  Tuboscope, Inc.
               7.50% due 02/15/08....................     2,593,500
  2,500,000  Union Oil Co. of California
               9.375% due 02/15/11...................     3,082,450
                                                       ------------
                                                         41,063,098
                                                       ------------
             FINANCIAL SERVICES -- 16.2%
  1,765,000  Allstate Corp.
               6.75% due 05/15/18....................     1,838,342
  7,500,000  Amvescap PLC
               6.60% due 05/15/05....................     7,513,597
  5,100,000  Associates Corporation of North America
               5.75% due 11/01/03....................     5,136,429
  6,500,000  Bank of New York Co., Inc. (The)
               7.625% due 07/15/02...................     6,946,550
  3,750,000  BankBoston Corp.
               7.00% due 09/15/07....................     3,911,058
  7,000,000  Bayerische Landesbank (NY)
               6.20% due 02/09/06....................     7,134,344
  3,000,000  Chase Manhattan Corp.
               7.75% due 11/01/99....................     3,059,421
  4,450,000  CIT Group, Inc.
               5.57% due 12/08/03....................     4,416,344
  4,500,000  Conseco, Inc.
               7.875% due 12/15/00...................     4,462,668
  3,000,000  Dime Bancorp, Inc.
               10.5% due 11/15/05....................     3,150,000
  5,000,000  Duke Realty LP
               7.25% due 09/22/02....................     5,038,125
  3,700,000  Equity Residential Properties Trust
               7.125% due 10/15/17...................     3,429,504
  3,800,000  General Motors Acceptance Corp.
               5.507% due 08/18/03...................     3,764,071
  4,000,000  General Motors Acceptance Corp.
               5.875% due 01/12/99...................     4,000,068
  1,000,000  General Motors Acceptance Corp. Medium
              Term Note
               6.55% due 11/17/03....................     1,039,806
    600,000  HMH Properties
               7.875% due 08/01/05...................       585,000
  7,900,000  Interamer Development Bank
               8.875% due 06/01/09...................    10,089,287
  6,000,000  KFW International Finance, Inc.
               9.50% due 12/15/00....................     6,494,589
 10,900,000  Landeskreditbank Baden-Wurttemberg
               7.625% due 02/01/23...................    12,661,549
  3,000,000  Lehman Brothers, Inc.
               10.00% due 05/15/99...................     3,042,123
 11,750,000  Massachusetts Mutual Life Insurance Co.
               7.625% due 11/15/23...................    12,994,395
 14,560,000  NationsBank Corp
               7.00% due 09/15/01....................    15,123,122

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD BOND HLS FUND, INC.
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS -- (CONTINUED)
 DECEMBER 31, 1998

 PRINCIPAL                                                MARKET
  AMOUNT                                                  VALUE
-----------                                            ------------

CORPORATE NOTES -- (CONTINUED)
           FINANCIAL SERVICES -- (CONTINUED)

$ 2,750,000  Phoenix Home Life Insurance Co.
               6.95% due 12/01/06....................  $  2,827,374
  1,000,000  Swiss Bank Corporation (NY)
               7.375% due 06/15/17...................     1,060,717
  4,300,000  Trenwick Group, Inc.
               6.70% due 04/01/03....................     4,405,943
  1,750,000  Wachovia Corp.
               5.625% due 12/15/08...................     1,739,528
  7,150,000  Wachovia Corp.
               6.25% due 08/01/08....................     7,429,350
  3,000,000  Westinghouse Credit Corp.
               8.875% due 06/14/14...................     3,306,315
                                                       ------------
                                                        146,599,619
                                                       ------------
             FOOD, BEVERAGE & TOBACCO -- 2.0%
    100,000  Keebler Corp.
               10.75% due 07/01/06...................       111,500
  1,350,000  Nabisco (RJR) Holdings Corp.
               8.50% due 07/01/07....................     1,332,641
  7,400,000  Ralcorp Holdings, Inc.
               8.75% due 09/15/04....................     8,592,724
  8,325,000  Seagram (J) & Sons, Inc.
               6.25% due 12/15/01....................     8,312,287
                                                       ------------
                                                         18,349,152
                                                       ------------
             FUNERAL/CEMETERY SERVICES -- 0.5%
  5,500,000  Loewen Group International, Inc.
               7.60% due 06/01/08....................     4,427,500
                                                       ------------
             HEALTH CARE -- 1.0%
  1,675,000  Columbia Healthcare
               7.50% due 12/15/23....................     1,501,325
  2,250,000  Columbia/HCA Healthcare Corp.
               7.50% due 11/15/95....................     1,958,514
  4,600,000  Tenet Healthcare Corp.
               7.625% due 06/01/08...................     4,779,133
                                                       ------------
                                                          8,238,972
                                                       ------------
             HOME BUILDING -- 0.5%
  2,800,000  U.S. Home Corp.
               8.250% due 08/15/04...................     2,807,000
  1,390,000  U.S. Home Corp.
               7.95% due 03/01/01....................     1,431,666
                                                       ------------
                                                          4,238,666
                                                       ------------
             HOTELS & GAMING -- 1.6%
    990,000  Circus Circus Enterprises, Inc.
               7.625% due 07/15/13...................       888,161
  1,000,000  Harrah's Operating Co., Inc.
               7.875% due 12/15/05...................     1,011,080
  3,100,000  La Quinta Motor Inns
               7.25% due 03/15/04....................     2,857,626
    400,000  MGM Grand, Inc.
               6.875% due 02/06/08...................       373,637
  1,800,000  Park Place Entertainment Corp.
               7.875% due 12/15/05...................     1,802,250
  8,158,000  Starwood Hotels & Resorts
               7.375% due 11/15/15...................     7,225,197
                                                       ------------
                                                         14,157,951
                                                       ------------
 PRINCIPAL                                                MARKET
  AMOUNT                                                  VALUE
-----------                                            ------------

             INDUSTRIAL -- 3.2%
$   800,000  Agriculture Minerals and Chemicals Co.
               10.75% due 09/30/03...................  $    812,000
  2,250,000  Allied Waste Industries, Inc.
               7.625% due 01/01/06...................     2,261,250
  1,560,000  Arco Chemical Co.
               9.80% due 02/01/20....................     1,570,202
  2,500,000  Bausch & Lomb, Inc.
               7.125% due 08/01/28...................     2,484,702
    500,000  Borden Chemical, Inc.
               9.50% due 05/01/05....................       415,000
  2,550,000  Domtar, Inc.
               9.50% due 08/01/16....................     2,626,500
  5,700,000  du Pont (E.I.) de Nemours & Co.
               6.75% due 09/01/07....................     6,237,145
  6,200,000  Placer Dome, Inc.
               7.125% due 06/15/07...................     5,903,919
  1,750,000  Protection One Alarm
               8.125% due 01/15/09...................     1,750,000
  3,750,000  Raytheon Co.
               6.15% due 11/01/08....................     3,823,511
  1,225,000  Terra Industries, Inc.
               10.50% due 06/15/05...................     1,261,750
                                                       ------------
                                                         29,145,979
                                                       ------------
             MANFACTURING -- 0.1%
  1,250,000  AGCO Corp.
               8.50% due 03/15/06....................     1,212,500
                                                       ------------
             MEDIA & SERVICES -- 3.2%
  1,000,000  Continental Cablevision, Inc.
               9.50% due 08/01/13....................     1,190,666
  2,000,000  Hollinger International Publishing
               8.625% due 03/15/05...................     2,110,000
  1,000,000  Lenfest Communications, Inc.
               8.375% due 11/01/05...................     1,080,000
  6,500,000  News America Holdings
               7.70% due 10/30/25....................     6,983,132
    865,000  News America, Inc.
               7.30% due 04/30/28....................       889,385
    900,000  Qwest Communications International, Inc.
               7.25% due 11/01/08....................       918,000
  3,019,000  Time Warner Enterprises, Inc.
               8.875% due 10/01/12...................     3,725,125
  6,000,000  Time Warner, Inc.
               6.625% due 05/15/29...................     6,098,484
  5,900,000  Turner Broadcasting System, Inc.
               7.40% due 02/01/04....................     6,310,398
                                                       ------------
                                                         29,305,190
                                                       ------------
             PACKAGING & CONTAINERS -- 0.1%
  1,000,000  Owens-Illinois, Inc.
               8.10% due 05/15/07....................     1,068,886
                                                       ------------
             RETAIL -- 4.1%
  6,000,000  Fred Meyer, Inc.
               7.375% due 03/01/05...................     6,353,394
    750,000  KMart Corp.
               7.75% due 10/01/12....................       769,011
  4,000,000  KMart Corp.
               12.50% due 03/01/05...................     5,006,380

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 PRINCIPAL                                                MARKET
  AMOUNT                                                  VALUE
-----------                                            ------------

CORPORATE NOTES -- (CONTINUED)
           RETAIL -- (CONTINUED)

$ 5,000,000  KMart Corp.
               8.96% due 12/10/19....................  $  5,222,300
  6,500,000  Kroger Co. (The)
               7.00% due 05/01/18....................     6,650,059
  1,300,000  Safeway, Inc.
               6.50% due 11/15/08....................     1,347,400
  2,250,000  Saks, Inc.
               7.25% due 12/01/04....................     2,267,433
  8,585,000  Stop & Shop Companies, Inc.
               9.75% due 02/01/02....................     9,528,869
                                                       ------------
                                                         37,144,846
                                                       ------------
             SHIPBUILDING -- 0.2%
  2,000,000  Newport News Shipbuilding
               8.625% due 12/01/06...................     2,112,500
                                                       ------------
             TELECOMMUNICATIONS -- 1.3%
    400,000  Rogers Cablesystems, Inc.
               10.125% due 09/01/12..................       440,000
    115,000  Rogers Cablesystems, Inc.
               9.625% due 08/01/02...................       124,200
  1,350,000  Rogers Cantel Mobile, Inc.
               8.30% due 10/01/07....................     1,356,750
  1,650,000  Rogers Cantel Mobile, Inc.
               9.75% due 06/01/16....................     1,765,500
  7,000,000  Tele-Communications, Inc.
               6.58% due 02/15/05....................     7,942,949
                                                       ------------
                                                         11,629,399
                                                       ------------
             TEXTILE -- 0.2%
  1,920,000  Westpoint Stevens, Inc.
               7.875% due 06/15/08...................     1,951,200
                                                       ------------
             TRANSPORTATION -- 4.9%
    400,000  AMR Corp.
               10.00% due 03/07/01...................       432,078
  4,430,000  Continental Airlines, Inc.
               9.50% due 12/15/01....................     4,629,350
 13,820,428  Continental Airlines, Inc.
               7.461% due 04/01/13...................    14,442,899
  1,800,000  CSC Holdings, Inc.
               7.625% due 07/15/18...................     1,765,080
  1,750,000  CSC Holdings, Inc.
               7.25% due 07/15/08....................     1,748,775
    500,000  CSC Holdings, Inc.
               9.875% due 02/15/13...................       560,000
  4,000,000  CSX Corp.
               7.25% due 05/01/04....................     4,262,884
  1,100,000  Interpool, Inc.
               7.35% due 08/01/07....................     1,047,429
  4,644,498  U.S. Air Inc., Series -- Class A
               6.76% due 04/15/08....................     4,770,503
  8,900,000  United Air Lines, Inc. -- Class A
               9.75% due 08/15/21....................    10,863,945
                                                       ------------
                                                         44,522,943
                                                       ------------
             UTILITIES -- 7.8%
  3,000,000  Bell Telephone Co. of Pennsylvania
               8.35% due 12/15/30....................     3,840,540
 PRINCIPAL                                                MARKET
  AMOUNT                                                  VALUE
-----------                                            ------------

           UTILITIES -- (CONTINUED)

$ 1,400,000  Calpine Corp.
               7.875% due 04/01/08...................  $  1,407,000
  1,500,000  Chesapeake & Potomac Telephone Co.
               8.30% due 08/01/31....................     1,920,715
  1,750,000  Cleveland Electric Illuminating Co.
               7.13% due 07/01/07....................     1,874,239
  1,341,000  El Paso Electric Co.
               9.40% due 05/01/11....................     1,552,207
  4,500,000  El Paso Electric Co.
               8.90% due 02/01/06....................     5,118,750
  3,787,000  GTE Northwest, Inc.
               5.55% due 10/15/08....................     3,794,642
  7,250,000  Illinois Power Co.
               6.25% due 07/15/02....................     7,379,434
  6,850,000  Niagara Mohawk Power Corp.
               7.25% due 10/01/02....................     7,017,023
  1,100,000  Niagara Mohawk Power Corp.
               7.375% due 07/01/03...................     1,130,483
 13,150,000  PacifiCorp
               6.375% due 05/15/08...................    13,693,292
  3,100,000  PacifiCorp
               6.12% due 01/15/06....................     3,178,085
  4,000,000  Public Service EI-IBC
               7.00% due 09/01/24....................     4,230,880
  7,000,000  Public Service EI-MBIA
               6.75% due 01/01/16....................     7,460,131
  1,400,000  Public Service Electric & Gas Co.,
              MBIA-Insured
               6.75% due 01/01/16....................     1,492,026
  4,500,000  Worldcom, Inc.
               6.125% due 08/15/01...................     4,575,415
  1,100,000  Worldcom, Inc.
               8.875% due 01/15/06...................     1,198,314
                                                       ------------
                                                         70,863,176
                                                       ------------
             Total corporate notes...................  $477,939,788
                                                       ------------
                                                       ------------
ENHANCED EQUIPMENT TRUST CERTIFICATES -- 0.3%
  2,344,001  Norwest Airlines Trust, Series 2
               11.30% due 06/21/14...................  $  2,913,968
                                                       ------------
                                                       ------------
FOREIGN/YANKEE BONDS & NOTES -- 3.7%
             FOREIGN GOVERNMENTS -- 3.7%
 12,545,000  Abbey National First Capital (Yankee)
               8.20% due 10/15/04....................  $ 14,035,835
  3,200,000  Province of Alberta
               4.875% due 10/29/03...................     3,161,056
  3,563,000  Province of Manitoba
               5.50% due 10/01/08....................     3,566,467
  5,600,000  Republic of Argentina
               11.00% due 12/04/05...................     5,568,472
  1,650,000  Republic of Colombia
               7.625% due 02/15/07...................     1,363,626
  2,000,000  Republic of Venezuela, discount Series A
               6.750% due 03/31/20...................     1,220,000
  2,000,000  Russian Federation (The)
               10.00% due 06/26/07...................       541,240

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD BOND HLS FUND, INC.
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS -- (CONTINUED)
 DECEMBER 31, 1998

 PRINCIPAL                                                MARKET
  AMOUNT                                                  VALUE
-----------                                            ------------

FOREIGN/YANKEE BONDS & NOTES -- (CONTINUED)
           FOREIGN GOVERNMENTS -- (CONTINUED)

$ 5,000,000  United Mexican States Discount Bond
               6.6171% due 12/31/19..................  $  4,050,000
                                                       ------------
             Total foreign/yankee bonds & notes......  $ 33,506,696
                                                       ------------
                                                       ------------
U.S. TREASURIES & FEDERAL AGENCIES -- 31.7%
             FEDERAL NATIONAL MORTGAGE ASSOCIATION --
             7.6%
 55,824,867  6.00% due 07/01/12 - 10/01/28...........  $ 55,820,825
  6,128,510  6.50% due 10/01/12 - 09/01/28...........     6,195,915
  4,000,000    5.25% due 01/15/03....................     4,031,912
  2,909,344  FNMA Multifamily DUS
               6.480% due 12/01/05...................     3,035,587
                                                       ------------
                                                         69,084,239
                                                       ------------
             U.S. TREASURY BONDS -- 16.9%
  2,750,000  5.25% due 11/15/28......................     2,818,750
  4,300,000  5.50% due 08/15/28......................     4,506,937
  1,000,000  6.00% due 02/15/26......................     1,091,250
  6,525,000  6.125% due 11/15/27.....................     7,308,000
  9,390,000  6.375% due 08/15/27.....................    10,798,500
  8,060,000  6.50% due 11/15/26......................     9,379,825
 13,155,000  6.625% due 02/15/27.....................    15,559,905
    692,000  6.75% due 08/15/26......................       829,319
 25,690,000  6.875% due 08/15/25.....................    31,165,181
  9,970,000  7.50% due 11/15/16 - 11/15/24...........    12,686,076
 10,600,000  7.625% due 02/15/25.....................    13,955,567
 26,975,000  8.125% due 08/15/19.....................    36,070,646
  5,100,000  8.75% due 05/15/17......................     7,101,750
                                                       ------------
                                                        153,271,706
                                                       ------------
             U.S. TREASURY INFLATION-INDEXED
             SECURITIES -- 4.4%
  6,168,641  3.375% due 01/15/07.....................     6,153,816
 33,973,223  3.625% due 07/15/02 - 04/15/28..........    33,750,351
                                                       ------------
                                                         39,904,167
                                                       ------------
             U.S. TREASURY NOTES -- 2.8%
  2,600,000  4.75% due 11/15/08......................     2,620,313
  1,470,000  6.50% due 08/15/05 - 10/15/06...........     1,626,412
  3,460,000  6.875% due 05/15/06.....................     3,910,882
 15,445,000  7.00% due 07/15/06......................    17,587,993
                                                       ------------
                                                         25,745,600
                                                       ------------
             Total U.S. treasuries & federal
             agencies................................  $288,005,712
                                                       ------------
                                                       ------------
SHORT-TERM SECURITIES -- 4.5%
             COMMERCIAL PAPER -- 4.3%
  8,000,000  Airtouch Communications, Inc.
               6.05% due 01/04/99....................  $  7,995,966
  7,000,000  CSX Corp.
               6.18% due 01/20/99....................     6,977,168
  8,000,000  ICI Wilimington, Inc.
               6.15% due 01/04/99....................     7,995,900
  8,000,000  Litton Industries
               6.10% due 01/11/99....................     7,986,444
 PRINCIPAL                                                MARKET
  AMOUNT                                                  VALUE
-----------                                            ------------

SHORT-TERM SECURITIES -- (CONTINUED)
           COMMERCIAL PAPER -- (CONTINUED)

$ 8,000,000  Norfolk Southern Corp.
               6.20% due 01/12/99....................  $  7,984,844
                                                       ------------
                                                         38,940,322
                                                       ------------
             REPURCHASE AGREEMENT -- 0.2%
  1,682,000  Interest in $121,902,000 joint
             repurchase agreement dated 12/31/98 with
             State Street Bank 4.750% due 01/04/99;
             maturity amount $1,682,888
             (Collateralized by $121,902,000 U.S.
             Treasury Bonds 8.125% due 05/15/21).....     1,682,000
                                                       ------------
             Total short-term securities.............  $ 40,622,322
                                                       ------------
                                                       ------------

DIVERSIFICATION OF NET ASSETS:
Total asset-backed securities (cost
 $42,491,722)...........................    4.8% $ 43,380,983
Total collateralized mortgage
 obligations (cost $1,109,834)..........    0.1     1,128,227
Total commercial mortgage-backed
 securities (cost $6,465,129)...........    0.7     6,541,592
Total corporate notes (cost
 $463,121,576)..........................   52.7   477,939,788
Total enhanced equipment trust
 certificates (cost $2,892,045).........    0.3     2,913,968
Total foreign/yankee bonds & notes (cost
 $34,837,531)...........................    3.7    33,506,696
Total U.S. treasuries & federal agencies
 (cost $279,401,277)....................   31.7   288,005,712
Total short-term securities (cost
 $40,622,322)...........................    4.5    40,622,322
                                          -----  ------------
Total investment in securities (total
 cost $870,941,436).....................   98.5   894,039,288
Cash, receivables and other assets......    1.5    13,740,215
Payable for Fund shares redeemed........   (0.0)       (9,710)
Payable for dividends...................   (0.0)          (16)
Other liabilities.......................   (0.0)       (4,358)
                                          -----  ------------
Net assets..............................  100.0% $907,765,419
                                          -----  ------------
                                          -----  ------------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.10 per share;
 authorized 1,500,000,000 shares; outstanding
 840,360,327 shares...............................  $ 84,036,033
Capital surplus...................................   794,273,665
Accumulated undistributed net investment income...       601,032
Accumulated undistributed net realized gain on
 investments......................................     5,756,837
Unrealized appreciation of investments............    23,097,852
                                                    ------------
Net assets........................................  $907,765,419
                                                    ------------
                                                    ------------

Class IA
Net asset value per share ($902,480,438
  DIVIDED BY 835,116,005 shares outstanding)......  $1.08
                                                    -----
                                                    -----
Class IB
Net asset value per share ($5,284,981  DIVIDED BY
 5,244,322 shares outstanding)....................  $1.01
                                                    -----
                                                    -----

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD STOCK HLS FUND, INC.
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 DECEMBER 31, 1998

                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------
COMMON STOCKS -- 95.6%
              AEROSPACE & DEFENSE -- 1.2%
   2,000,000  AlliedSignal, Inc.......................  $   88,625,000
                                                        --------------
              COMMUNICATIONS EQUIPMENT -- 3.2%
  *1,612,500  Cisco Systems, Inc......................     149,660,156
     700,000  Lucent Technologies, Inc................      77,000,000
                                                        --------------
                                                           226,660,156
                                                        --------------
              COMPUTERS & OFFICE
              EQUIPMENT -- 5.9%
   1,600,000  Compaq Computer Corporation.............      67,100,000
  *1,018,600  EMC Corporation.........................      86,581,000
     800,000  International Business Machines Corp....     147,800,000
   1,050,000  Xerox Corporation.......................     123,900,000
                                                        --------------
                                                           425,381,000
                                                        --------------
              CONSUMER NON-DURABLES -- 5.0%
     495,000  Colgate-Palmolive Company...............      45,973,125
     450,000  Estee Lauder Companies - Class A........      38,475,000
   1,450,000  Gillette Company (The)..................      70,053,125
   1,445,000  Kimberly-Clark Corporation..............      78,752,500
   1,400,000  Proctor & Gamble Co.....................     127,837,500
                                                        --------------
                                                           361,091,250
                                                        --------------
              CONSUMER SERVICES -- 1.3%
    *374,548  Autotote Corporation....................         702,278
     900,000  Eastman Kodak Company...................      64,800,000
  *2,020,000  Mirage Resorts, Inc.....................      30,173,750
                                                        --------------
                                                            95,676,028
                                                        --------------
              ELECTRONICS -- 5.9%
    *550,000  Altera Corporation......................      33,481,250
    *935,000  Analog Devices, Inc.....................      29,335,625
   2,200,000  General Electric Company................     224,537,500
   1,120,000  Intel Corporation.......................     132,790,000
                                                        --------------
                                                           420,144,375
                                                        --------------
              ENERGY & SERVICES -- 6.1%
     800,000  Amoco Corporation.......................      48,300,000
     100,000  Anadarko Petroleum Corporation..........       3,087,500
     700,000  Chevron Corporation.....................      58,056,250
   1,550,000  Exxon Corporation.......................     113,343,750
   2,050,000  Royal Dutch Petroleum...................      98,143,750
     556,100  Santa Fe International Corporation......       8,132,962
   1,550,000  Schlumberger Ltd........................      71,493,750
   1,375,000  Unocal Corporation......................      40,132,812
                                                        --------------
                                                           440,690,774
                                                        --------------
              FINANCIAL SERVICES -- 15.4%
     720,000  Ace Ltd.................................      24,795,000
   1,075,000  American International Group, Inc.......     103,871,875
   3,777,000  Associates First Capital Corporation....     160,050,375
   1,393,440  BankAmerica Corp........................      83,780,580
   3,930,000  Citigroup, Inc..........................     194,535,000
   1,000,000  First Union Corporation.................      60,812,500
   1,600,000  Franklin Resources, Corp................      51,200,000
   2,150,000  Marsh & McLennon Companies, Inc.........     125,640,625
     338,200  Mellon Bank Corporation.................      23,251,250
   1,950,000  Merrill Lynch & Co., Inc................     130,162,500
   1,350,000  State Street Corporation................      93,909,375

                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------

            FINANCIAL SERVICES -- (CONTINUED)

   1,500,000  U.S. Bancorp............................  $   53,250,000
                                                        --------------
                                                         1,105,259,080
                                                        --------------
              FOOD, BEVERAGE & TOBACCO -- 2.7%
   2,300,000  Philip Morris Co., Inc..................     123,050,000
     850,000  Unilever United States Inc..............      70,496,875
                                                        --------------
                                                           193,546,875
                                                        --------------
              HEALTH CARE -- 15.8%
   2,240,000  Abbott Laboratories.....................     109,760,000
   2,300,000  American Home Products Corporation......     129,518,750
   1,450,000  Baxter International, Inc...............      93,253,125
  *1,232,100  Boston Scientific Corporation...........      33,035,681
   3,300,000  Columbia/HCA Healthcare Corporation.....      81,675,000
   1,200,000  Johnson & Johnson.......................     100,650,000
     870,000  Merck & Co., Inc........................     128,488,125
     750,000  Perkin-Elmer Corporation................      73,171,875
     500,000  Pfizer, Inc.............................      62,718,750
   1,800,000  Pharmacia & Upjohn, Inc.................     101,925,000
   1,827,600  Service Corporation International.......      69,563,025
   1,302,350  ServiceMaster Company (The).............      28,733,096
     750,000  SmithKline Beecham PLC ADR..............      52,125,000
     960,000  Warner-Lambert Company..................      72,180,000
                                                        --------------
                                                         1,136,797,427
                                                        --------------
              INDUSTRIAL MATERIALS -- 2.9%
     850,000  Aluminum Company of America.............      63,378,125
     550,000  Dow Chemical Company....................      50,015,625
   1,250,000  du Pont (E.I.) de Nemours & Company.....      66,328,125
     100,000  Praxair, Inc............................       3,525,000
    *200,000  Sealed Air Corporation..................      10,212,500
     250,000  Weyerhaeuser Company....................      12,703,125
                                                        --------------
                                                           206,162,500
                                                        --------------
              MANUFACTURING -- 0.9%
     900,000  Tyco International, Ltd.................      67,893,750
                                                        --------------
              MEDIA & SERVICES -- 4.8%
  *1,100,000  AirTouch Communications, Inc............      79,337,500
  *1,100,000  CBS Corporation.........................      36,025,000
   2,388,900  Gannett Co., Inc........................     158,115,319
   2,300,000  Walt Disney Company (The)...............      69,000,000
                                                        --------------
                                                           342,477,819
                                                        --------------
              REAL ESTATE -- 0.1%
      *6,150  Security Capital Group, Inc.............       4,059,000
                                                        --------------
              RETAIL -- 10.5%
   2,046,000  CVS Corporation.........................     112,530,000
   1,575,000  Gap, Inc. (The).........................      88,593,750
   2,505,000  Home Depot, Inc. (The)..................     153,274,688
   1,675,000  McDonald's Corporation..................     128,346,875
     790,000  Staples, Inc............................      34,513,125
   2,600,000  Wal-Mart Stores, Inc....................     211,737,500
     450,000  Walgreen Co.............................      26,353,125
                                                        --------------
                                                           755,349,063
                                                        --------------
              SOFTWARE & SERVICES -- 5.0%
     915,500  Automatic Data Processing, Inc..........      73,411,656
    *900,000  Computer Sciences Corp..................      57,993,750

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD STOCK HLS FUND, INC.
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS -- (CONTINUED)
 DECEMBER 31, 1998

                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------

COMMON STOCKS -- (CONTINUED)
            SOFTWARE & SERVICES -- (CONTINUED)

   1,600,000  First Data Corporation..................  $   50,700,000
  *1,300,000  Microsoft Corporation...................     180,293,750
                                                        --------------
                                                           362,399,156
                                                        --------------
              TRANSPORTATION -- 2.5%
  *1,150,000  AMR Corporation.........................      68,281,250
   3,375,000  Southwest Airlines Co...................      75,726,563
     750,000  Union Pacific Corporation...............      33,796,875
                                                        --------------
                                                           177,804,688
                                                        --------------
              UTILITIES -- 6.4%
   2,200,000  Bell Atlantic Corporation...............     124,987,500
   2,471,950  MCI WorldCom, Inc.......................     177,362,413
   3,000,000  SBC Communications, Inc.................     160,875,000
                                                        --------------
                                                           463,224,913
                                                        --------------
              Total common stocks.....................  $6,873,242,854
                                                        --------------
                                                        --------------
PREFERRED STOCKS -- 0.1%
              MANUFACTURING -- 0.1%
     203,500  Monsanto Company........................  $    9,971,500
                                                        --------------
                                                        --------------

 PRINCIPAL
   AMOUNT
------------
SHORT-TERM SECURITIES -- 4.2%
              REPURCHASE AGREEMENT
$300,887,000  Interest in $1,162,198,000 joint          $  300,887,000
              repurchase agreement dated 12/31/98 with
              State Street Bank 4.773% due 01/04/99;
              maturity amount $301,046,570
              (Collateralized by $469,031,000 U.S.
              Treasury Notes 4.00% - 7.775% due
              10/31/99 - 02/15/07, $278,664,000 U.S.
              Treasury Bonds 7.875% - 12.75% due
              11/15/10 - 02/15/21, $414,503,000 U.S.
              Treasury Strips (principal) 0.00% due
              02/15/19 - 08/15/21)....................
                                                        --------------
                                                        --------------

                                                     MARKET
                                                     VALUE
                                                 --------------
DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost
 $4,384,136,128)........................   95.6% $6,873,242,854
Total preferred stocks (cost
 $8,140,000)............................    0.1       9,971,500
Total short-term securities (cost
 $300,887,000)..........................    4.2     300,887,000
                                          -----  --------------
Total investment in securities
 (total cost $4,693,163,128)............   99.9   7,184,101,354
Cash, receivables and other assets......    0.1       9,251,591
Payable for Fund shares redeemed........   (0.0)       (108,028)
Other liabilities.......................   (0.0)        (31,747)
                                          -----  --------------
Net assets..............................  100.0% $7,193,213,170
                                          -----  --------------
                                          -----  --------------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.10 per share;
 authorized 2,000,000,000 shares; outstanding
 1,103,931,497 shares.............................  $  110,393,150
Capital surplus...................................   3,982,565,368
Accumulated undistributed net investment income...       2,530,584
Accumulated undistributed net realized gain on
 investments......................................     606,785,842
Unrealized appreciation of investments............   2,490,938,226
                                                    --------------
Net assets........................................  $7,193,213,170
                                                    --------------
                                                    --------------

Class IA
Net asset value per share ($7,183,046,178
  DIVIDED BY 1,094,698,597 shares outstanding)....  $6.56
                                                    -----
                                                    -----
Class IB
Net asset value per share ($10,166,992
  DIVIDED BY 9,232,900 shares outstanding)........  $1.10
                                                    -----
                                                    -----

  *  Non-income producing during period

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD MONEY MARKET HLS FUND, INC.
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 DECEMBER 31, 1998

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            ------------
COMMERCIAL PAPER -- 64.2%
$20,000,000  Abbey National, North America
               4.83% due 03/15/99....................  $ 19,804,137
 10,000,000  Abbott Laboratories
               5.47% due 01/07/99....................     9,990,883
 10,000,000  Air Products & Chemicals
               5.19% due 03/22/99....................     9,884,666
 19,000,000  Bass Finance Ltd.
               5.20% due 01/19/99....................    18,950,600
  5,000,000  Bradford & Bingley
               5.10% due 01/04/99....................     4,997,875
 20,000,000  Bradford & Bingley
               5.21% due 01/04/99....................    19,991,316
 10,000,000  Cafco
               5.21% due 01/11/99....................     9,985,527
 10,000,000  Cafco
               5.13% due 03/02/99....................     9,914,500
 10,000,000  Caterpillar Financial Services
               5.28% due 01/05/99....................     9,994,133
 10,000,000  Caterpillar Financial Services
               5.42% due 02/22/99....................     9,921,711
 10,000,000  Ciesco L.P.
               5.15% due 01/19/99....................     9,974,250
 10,000,000  Ciesco L.P.
               5.28% due 01/25/99....................     9,964,800
 20,000,000  Coca-Cola Co.
               4.98% due 03/01/99....................    19,836,766
  9,600,000  Colgate-Palmolive Co.
               5.05% due 03/12/99....................     9,505,733
 10,000,000  Colgate-Palmolive Co.
               5.00% due 04/06/99....................     9,868,055
 10,000,000  Daimler Benz N.A.
               4.98% due 03/17/99....................     9,896,250
  9,250,000  Daimler Benz N.A.
               5.42% due 02/25/99....................     9,173,404
 10,000,000  du Pont (E.I.) de Nemours & Company
               4.97% due 03/08/99....................     9,908,883
 10,000,000  du Pont (E.I.) de Nemours & Company
               4.99% due 03/09/99....................     9,907,130
 10,000,000  Eaton Corp.
               5.25% due 05/25/99....................     9,790,000
 10,000,000  Finova Capital Corp.
               5.27% due 02/04/99....................     9,950,227
  5,000,000  Finova Capital Corp.
               5.27% due 02/17/99....................     4,965,598
  5,750,000  Finova Capital Corp.
               5.17% due 02/19/99....................     5,707,894
 10,000,000  Ford Motor Credit Corp.
               5.02% due 01/25/99....................     9,966,533
  5,000,000  General Electric Capital Corp.
               4.96% due 03/29/99....................     4,940,066
 10,000,000  General Electric Capital Corp.
               5.33% due 02/22/99....................     9,923,011
 10,000,000  General Electric Capital Corp.
               5.36% due 02/17/99....................     9,930,022
  5,000,000  General Motors Acceptance Corp.
               5.18% due 01/27/99....................     4,981,294

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            ------------

$ 5,000,000  GTE Corporation
               5.25% due 02/03/99....................  $  4,975,937
  9,750,000  GTE Corporation
               5.43% due 02/11/99....................     9,689,704
  5,000,000  GTE Corporation
               5.55% due 01/22/99....................     4,983,812
 20,000,000  Halifax PLC
               5.20% due 03/09/99....................    19,806,444
 10,000,000  IBM Credit Corporation
               5.24% due 01/05/99....................     9,994,177
 10,000,000  Market Street Funding, Inc.
               5.42% due 02/04/99....................     9,948,811
 10,000,000  Merita Bank Ltd.
               5.11% due 01/25/99....................     9,965,933
 10,000,000  Morgan (J.P.) & Co.
               5.09% due 02/26/99....................     9,920,822
 15,000,000  Morgan (J.P.) & Co.
               4.82% due 03/30/99....................    14,823,266
 10,000,000  Morgan Stanley Group, Inc.
               5.35% due 02/02/99....................     9,952,444
  5,000,000  Morgan Stanley Group, Inc.
               5.20% due 03/24/99....................     4,940,777
  5,000,000  Motorola, Inc.
               5.00% due 03/09/99....................     4,953,472
 10,000,000  Motorola, Inc.
               5.04% due 02/25/99....................     9,923,000
  5,000,000  Motorola, Inc.
               5.14% due 01/28/99....................     4,980,725
 20,000,000  National Fuel Gas Co.
               5.35% due 02/17/99....................    19,860,305
 10,000,000  National Rural Utilities
               5.12% due 01/14/99....................     9,981,511
 10,000,000  National Rural Utilities
               4.85% due 02/23/99....................     9,928,597
  5,000,000  Penney (J.C.) Co.
               5.00% due 04/22/99....................     4,922,916
 10,000,000  Rubbermaid, Inc.
               5.10% due 02/08/99....................     9,946,166
 15,000,000  Rubbermaid, Inc.
               5.12% due 02/01/99....................    14,933,866
 10,000,000  Salomon Smith Barney Holdings, Inc.
               5.39% due 02/22/99....................     9,922,144
 10,000,000  Salomon Smith Barney Holdings, Inc.
               5.01% due 04/05/99....................     9,869,183
 10,000,000  Sharp Electronics Corp.
               5.55% due 01/12/99....................     9,983,041
 20,000,000  Toyota Motor Credit Corp.
               5.15% due 02/05/99....................    19,899,861
 12,000,000  Westpac Capital Corp.
               5.20% due 01/11/99....................    11,982,666
 10,000,000  Zeneca, Inc.
               5.07% due 01/19/99....................     9,974,650
                                                       ------------
             Total commercial paper..................  $561,689,494
                                                       ------------
                                                       ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD MONEY MARKET HLS FUND, INC.
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS -- (CONTINUED)
 DECEMBER 31, 1998

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            ------------
CORPORATE NOTES -- 24.7%
$10,000,000  Ab Spintab
               5.19% due 05/26/99....................  $  9,997,658
  8,000,000  Association Corporation of North America
               6.68% due 09/17/99....................     8,062,652
 20,000,000  CITGroup Holdings
               6.25% due 03/22/99....................    20,039,460
 10,000,000  Countrywide Home Loans
               5.472% due 10/29/99...................    10,000,000
 10,000,000  Countrywide Home Loans
               5.25% due 08/30/99....................    10,000,000
  4,250,000  Finova Capital Corp.
               6.05% due 10/08/99....................     4,274,216
 20,000,000  General Motors Corp.
               5.34% due 02/12/99....................    19,999,734
 20,000,000  Goldman Sachs Group L.P. (The)
               5.25% due 03/26/99....................    20,000,000
 20,000,000  Honda Motor Corp.
               5.27% due 04/08/99....................    19,998,773
 20,000,000  John Deere Capital Corp.
               5.25% due 02/09/99....................    19,998,717
 10,000,000  Key Bank N.A.
               5.18% due 08/20/99....................     9,999,880
 15,250,000  Lehman Brothers Holdings, Inc.
               5.25% due 01/13/99....................    15,250,000
 20,000,000  Merrill Lynch & Co., Inc.
               5.32% due 08/13/99....................    20,000,000
 19,250,000  PepsiCo, Inc.
               5.21% due 08/19/99....................    19,236,312
  9,250,000  USL Capital Corporation
               5.51% due 04/19/99....................     9,255,874
                                                       ------------
             Total corporate notes...................  $216,113,276
                                                       ------------
                                                       ------------
REPURCHASE AGREEMENT -- 12.5%
109,187,000    Interest in $121,902,000 joint          $109,187,000
               repurchase agreement dated 12/31/98
               with State Street Bank 4.750% due
               01/04/99; maturity amount $109,244,626
               (Collateralized by $121,902,000 U.S.
               Treasury Bonds 8.125% due 05/15/21)...
                                                       ------------
                                                       ------------

                                                    VALUE
                                                 ------------
DIVERSIFICATION OF NET ASSETS:
Total commercial paper (cost
 $561,689,494)..........................   64.2% $561,689,494
Total corporate notes (cost
 $216,113,276)..........................   24.7   216,113,276
Total repurchase agreement (cost
 $109,187,000)..........................   12.5   109,187,000
                                          -----  ------------
Total investment in securities
 (total cost $886,989,770)..............  101.4   886,989,770
Cash, receivables and other assets......    0.2     2,048,517
Payable for Fund shares redeemed........   (1.6)  (14,368,303)
Payable for dividends...................   (0.0)       (1,091)
Other liabilities.......................   (0.0)       (3,843)
                                          -----  ------------
Net assets..............................  100.0% $874,665,050
                                          -----  ------------
                                          -----  ------------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.10 per share;
 authorized 1,300,000,000 shares; outstanding
 874,665,050 shares...............................  $ 87,466,505
Capital surplus...................................   787,198,545
                                                    ------------
Net assets........................................  $874,665,050
                                                    ------------
                                                    ------------
Class IA
Shares of beneficial interest outstanding, $0.10
 par value (net assets $872,486,007)..............   872,486,007
                                                    ------------
                                                    ------------

Net asset value...................................  $1.00
                                                    -----
                                                    -----

Class IB
Shares of beneficial interest outstanding, $0.10
 par value (net assets $2,179,043)................     2,179,043
                                                    ------------
                                                    ------------

Net asset value...................................  $1.00
                                                    -----
                                                    -----

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD ADVISERS HLS FUND, INC.
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 DECEMBER 31, 1998

  PRINCIPAL                                                   MARKET
    AMOUNT                                                     VALUE
--------------                                            ---------------
ASSET-BACKED SECURITIES -- 0.3%
$   30,000,000  Aesop Funding II LLC Series 98-1** Class  $    29,996,100
                 A
                  6.14% due 05/20/06....................
                                                          ---------------
                                                          ---------------


    SHARES
--------------
COMMON STOCKS -- 60.8%
                AEROSPACE & DEFENSE -- 0.7%
     1,850,000  AlliedSignal, Inc.......................  $    81,978,139
                                                          ---------------
                COMMUNICATIONS
                EQUIPMENT -- 1.8%
    *1,500,000  Cisco Systems, Inc......................      139,218,750
       700,000  Lucent Technologies, Inc................       77,000,000
                                                          ---------------
                                                              216,218,750
                                                          ---------------
                COMPUTERS & OFFICE EQUIPMENT -- 4.0%
     1,500,000  Compaq Computer Corporation.............       62,906,250
    *1,100,000  EMC Corporation.........................       93,500,000
       920,000  International Business Machines               169,970,000
                 Corporation............................
     1,200,000  Xerox Corporation.......................      141,600,000
                                                          ---------------
                                                              467,976,250
                                                          ---------------
                CONSUMER NON-DURABLES -- 2.8%
       325,000  Colgate-Palmolive Company...............       30,184,375
       450,000  Estee Lauder Companies-Class A..........       38,475,000
     1,300,000  Gillette Company (The)..................       62,806,250
     1,450,000  Kimberly-Clark Corporation..............       79,025,000
     1,360,000  Proctor & Gamble Co.....................      124,185,000
                                                          ---------------
                                                              334,675,625
                                                          ---------------
                CONSUMER SERVICES -- 0.9%
      *561,821  Autotote Corporation....................        1,053,414
       950,000  Eastman Kodak Company...................       68,400,000
    *2,150,000  Mirage Resorts, Inc.....................       32,115,625
                                                          ---------------
                                                              101,569,039
                                                          ---------------
                ELECTRONICS -- 3.9%
       475,000  Altera Corporation......................       28,915,625
    *1,100,000  Analog Devices, Inc.....................       34,512,500
     2,350,000  General Electric Company................      239,846,875
     1,350,000  Intel Corporation.......................      160,059,375
                                                          ---------------
                                                              463,334,375
                                                          ---------------
                ENERGY & SERVICES -- 3.8%
       800,000  Amoco Corporation.......................       48,300,000
       100,000  Anadarko Petroleum Corporation..........        3,087,500
       800,000  Chevron Corporation.....................       66,350,000
     1,550,000  Exxon Corporation.......................      113,343,750
     2,050,000  Royal Dutch Petroleum...................       98,143,750
       550,000  Santa Fe International Corporation......        8,043,750
     1,470,000  Schlumberger Ltd........................       67,803,750
     1,375,000  Unocal Corporation......................       40,132,812
                                                          ---------------
                                                              445,205,312
                                                          ---------------
                FINANCIAL SERVICES -- 10.1%
     1,110,000  Ace Ltd.................................       38,225,625
     1,158,750  American International Group, Inc.......      111,964,218
     3,840,400  Associates First Capital Corporation....      162,736,950
                                                              MARKET
    SHARES                                                     VALUE
--------------                                            ---------------

COMMON STOCKS -- (CONTINUED)
             FINANCIAL SERVICES -- (CONTINUED)

     1,568,440  BankAmerica Corp........................  $    94,302,455
     4,650,000  Citigroup, Inc..........................      230,175,000
     1,200,000  First Union Corporation.................       72,975,000
     1,600,000  Franklin Resources, Corp................       51,200,000
     2,295,000  Marsh & Mclennan Companies, Inc.........      134,114,062
       142,800  Mellon Bank Corporation.................        9,817,500
     2,000,000  Merrill Lynch & Co., Inc................      133,500,000
     1,450,000  State Street Corporation................      100,865,625
     1,645,000  U.S. Bancorp............................       58,397,500
                                                          ---------------
                                                            1,198,273,935
                                                          ---------------
                FOOD, BEVERAGE & TOBACCO -- 1.5%
     2,300,000  Philip Morris Co., Inc..................      123,050,000
       700,000  Unilever United States, Inc.............       58,056,250
                                                          ---------------
                                                              181,106,250
                                                          ---------------
                HEALTH CARE -- 10.4%
     2,600,000  Abbott Laboratories.....................      127,400,000
     2,700,000  American Home Products Corporation......      152,043,750
     1,500,000  Baxter International, Inc...............       96,468,750
    *1,432,000  Boston Scientific Corporation...........       38,395,500
     3,300,000  Columbia/HCA Healthcare Corporation.....       81,675,000
     1,370,000  Johnson & Johnson.......................      114,908,750
       900,000  Merck & Co., Inc........................      132,918,750
       750,000  Perkin-Elmer Corporation................       73,171,875
       550,000  Pfizer, Inc.............................       68,990,625
     2,100,000  Pharmacia & Upjohn, Inc.................      118,912,500
     1,780,300  Service Corporation International.......       67,762,668
     1,456,050  ServiceMaster Company (The).............       32,124,103
       850,000  SmithKline Beecham PLC ADR..............       59,075,000
       975,000  Warner-Lambert Company..................       73,307,812
                                                          ---------------
                                                            1,237,155,083
                                                          ---------------
                INDUSTRIAL MATERIALS -- 1.7%
       750,000  Aluminum Company of America.............       55,921,875
       500,000  Dow Chemical Company....................       45,468,750
     1,350,000  du Pont (E.I.) de Nemours & Company.....       71,634,375
       100,000  Praxair, Inc............................        3,525,000
      *200,000  Sealed Air Corporation..................       10,212,500
       250,000  Weyerhaeuser Company....................       12,703,125
                                                          ---------------
                                                              199,465,625
                                                          ---------------
                MANUFACTURING -- 0.6%
       900,000  Tyco International Ltd..................       67,893,750
                                                          ---------------
                MEDIA & SERVICES -- 3.0%
     1,100,000  AirTouch Communications, Inc............       79,337,500
     1,020,000  CBS Corporation.........................       33,405,000
     2,729,000  Gannett Co., Inc........................      180,625,687
     2,125,000  Walt Disney Company (The)...............       63,750,000
                                                          ---------------
                                                              357,118,187
                                                          ---------------
                REAL ESTATE -- 0.0%
        *6,150  Security Capital Group, Inc.............        4,059,000
                                                          ---------------
                RETAIL -- 6.6%
     2,519,600  CVS Corporation.........................      138,578,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD ADVISERS HLS FUND, INC.
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS -- (CONTINUED)
 DECEMBER 31, 1998

                                                              MARKET
    SHARES                                                     VALUE
--------------                                            ---------------

COMMON STOCKS -- (CONTINUED)
             RETAIL -- (CONTINUED)

     1,387,500  Gap, Inc. (The).........................  $    78,046,875
     2,700,000  Home Depot, Inc. (The)..................      165,206,250
     1,835,000  McDonald's Corporation..................      140,606,875
      *890,000  Staples, Inc............................       38,881,875
     2,380,700  Wal-Mart Stores, Inc....................      193,878,256
       500,000  Walgreen Co.............................       29,281,250
                                                          ---------------
                                                              784,479,381
                                                          ---------------
                SOFTWARE & SERVICES -- 3.2%
       898,200  Automatic Data Processing, Inc..........       72,024,412
    *1,000,000  Computer Sciences Corp..................       64,437,500
     1,650,000  First Data Corporation..................       52,284,375
    *1,350,000  Microsoft Corporation...................      187,228,125
                                                          ---------------
                                                              375,974,412
                                                          ---------------
                TRANSPORTATION -- 1.8%
    *1,250,000  AMR Corporation.........................       74,218,750
     4,162,500  Southwest Airlines Co...................       93,396,093
     1,030,000  Union Pacific Corporation...............       46,414,375
                                                          ---------------
                                                              214,029,218
                                                          ---------------
                UTILITIES -- 4.0%
     1,700,000  Bell Atlantic Corporation...............       96,581,250
    *2,471,950  MCI WorldCom, Inc.......................      177,362,412
     3,700,000  SBC Communications, Inc.................      198,412,500
                                                          ---------------
                                                              472,356,162
                                                          ---------------
                Total common stocks.....................  $ 7,202,868,493
                                                          ---------------
                                                          ---------------
CONVERTIBLE PREFERRED STOCKS -- 0.1%
                INDUSTRIAL MATERIALS -- 0.1%
       204,900  Monsanto Company........................  $    10,040,100
                                                          ---------------
                                                          ---------------

  PRINCIPAL
    AMOUNT
--------------
CORPORATE NOTES -- 12.0%
                COMPUTERS & OFFICE EQUIPMENT -- 0.2%
$   13,135,000  Honeywell, Inc.                           $    13,536,510
                  6.60% due 04/15/01....................
    11,645,000  International Business Machines Corp.          12,299,099
                  6.50% due 01/15/28....................
                                                          ---------------
                                                               25,835,609
                                                          ---------------
                CONSUMER DURABLES -- 0.6%
    35,000,000  Ford Motor Co.                                 36,010,835
                  6.625% due 10/01/28...................
    35,000,000  General Motors Corp.                           36,528,450
                  6.75% due 05/01/28....................
                                                          ---------------
                                                               72,539,285
                                                          ---------------
                FINANCIAL SERVICES -- 5.6%
    30,000,000  Allmerica Financial Corp.                      32,093,610
                  7.625% due 10/15/25...................
    26,485,000  Amerus Life Holdings                           26,653,947
                  6.95% due 06/15/05....................
    21,670,000  Amvescap PLC                                   21,709,287
                  6.60% due 05/15/05....................
  PRINCIPAL                                                   MARKET
    AMOUNT                                                     VALUE
--------------                                            ---------------

CORPORATE NOTES -- (CONTINUED)
             FINANCIAL SERVICES -- (CONTINUED)

$   25,000,000  Associates Corp. N.A.                     $    25,402,200
                  6.00% due 07/15/05....................
    15,000,000  Associates Corp. N.A.                          15,505,905
                  6.50% due 10/15/02....................
    10,000,000  BankBoston Corp.                               10,148,360
                  6.625% due 02/01/04...................
    14,825,000  Banponce Corp.                                 15,044,424
                  6.75% due 12/15/05....................
    15,000,000  Bayerische Landesbank NY                       15,074,250
                  5.625% due 02/26/01...................
    10,000,000  Chase Manhattan Corp.                          10,795,780
                  8.50% due 02/15/02....................
    15,740,000  CIGNA Corp.                                    16,747,454
                  7.40% due 05/15/07....................
    30,000,000  Cincinnati Financial Group                     29,818,110
                  6.90% due 05/15/28....................
    20,000,000  CIT Group Holdings                             20,533,680
                  6.75% due 05/14/01....................
    20,000,000  Citicorp                                       20,049,720
                  5.625% due 02/15/01...................
    10,000,000  Citigroup, Inc.                                10,327,460
                  6.25% due 12/01/05....................
    24,000,000  Credit National Euro                           24,480,000
                  7.00% due 11/14/05....................
    10,000,000  Fairfax Financial Holdings                     10,548,300
                  7.75% due 12/15/03....................
    18,000,000  Finova Capital Corporation                     18,132,030
                  6.39% due 10/08/02....................
    12,000,000  First Interstate Bank                          12,364,152
                  9.00% due 11/15/04....................
    25,000,000  First Union National Bank                      24,946,800
                  5.80% due 12/01/08....................
    20,000,000  Fleet Financial Group                          20,891,380
                  6.875% due 01/15/28...................
    20,000,000  Heller Financial                               20,155,040
                  6.382% due 11/10/00...................
    15,000,000  Home Savings America                           15,097,125
                  6.00% due 11/01/00....................
    27,000,000  Jackson National Life Insurance Co.**          31,052,376
                  8.15% due 03/15/27....................
    11,400,000  Liberty Mutual Life Insurance Co.**            11,729,551
                  6.75% due 11/15/08....................
    30,000,000  Liberty Mutual Life Insurance Co.              34,062,060
                  8.20% due 05/04/07....................
    10,000,000  Lumbermens Mutual Casualty**                   12,070,940
                  9.15% due 07/01/26....................
    20,000,000  NationsBank Corp.                              22,932,140
                  7.80% due 09/15/16....................
    30,000,000  New England Mutual Life Insurance Co.**        32,222,940
                  7.875% due 02/15/24...................
    27,600,000  Torchmark Corp.                                30,706,883
                  8.25% due 08/15/09....................
    30,000,000  Toyota Motor Credit Corp.                      29,775,000
                  5.50% due 12/15/08....................
    25,000,000  Transamerica Financial                         25,105,350
                  6.125% due 11/01/01...................

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

  PRINCIPAL                                                   MARKET
    AMOUNT                                                     VALUE
--------------                                            ---------------

CORPORATE NOTES -- (CONTINUED)
             FINANCIAL SERVICES -- (CONTINUED)

$   10,000,000  Travelers/Aetna P&C, Inc.                 $    10,235,300
                  6.75% due 04/15/01....................
                                                          ---------------
                                                              656,411,554
                                                          ---------------
                FOOD, BEVERAGE & TOBACCO -- 0.3%
    30,000,000  Coca-Cola Enterprises                          31,133,370
                  6.75% due 09/15/28....................
                                                          ---------------
                HEALTH CARE -- 0.2%
    29,000,000  United Healthcare Corp.**                      29,198,795
                  6.60% due 12/01/03....................
                                                          ---------------
                HOME BUILDING -- 0.2%
    26,000,000  American Home Products                         29,091,140
                  7.25% due 03/01/23....................
                                                          ---------------
                INDUSTRIAL MATERIALS -- 3.4%
    30,000,000  Alcan Aluminum Ltd.                            30,031,830
                  7.25% due 11/01/28....................
    22,000,000  Becton Dickinson                               23,174,976
                  6.70% due 08/01/28....................
    25,000,000  Boise Cascade Office                           24,079,950
                  7.05% due 05/15/05....................
    18,000,000  Colgate-Palmolive                              18,117,414
                  5.58% due 11/06/08....................
    25,000,000  Computer Associates International              24,664,250
                  6.50% due 04/15/08....................
    30,000,000  Danaher Corp.                                  29,898,000
                  6.00% due 10/15/08....................
    30,000,000  Equitable Cos., Inc.                           30,844,620
                  7.00% due 04/01/28....................
    15,000,000  Husky Oil Ltd.                                 15,234,450
                  6.875% due 11/15/03...................
    20,000,000  ICI Wilmington                                 20,237,860
                  6.95% due 09/15/04....................
    25,000,000  Parker Hannifin Corp.                          24,958,750
                  5.65% due 09/15/03....................
     7,255,334  Postal Square LP                                9,290,382
                  8.95% due 06/15/22....................
    25,000,000  Praxair Inc                                    24,833,800
                  6.15% due 04/15/03....................
    30,000,000  Rockwell International Corp.                   31,243,740
                  6.70% due 01/15/28....................
    19,420,000  Scripps (E.W.) Company                         19,998,211
                  6.375% due 10/15/02...................
    15,710,000  U.S. West Cap Funding, Inc.                    16,779,945
                  6.875% due 07/15/28...................
    20,000,000  Williams Cos., Inc.                            20,288,300
                  6.50% due 11/15/02....................
    30,000,000  Worldcom, Inc.                                 31,093,440
                  6.40% due 08/15/05....................
    10,000,000  Zeneca Group PLC                               10,339,800
                  6.30% due 06/15/03....................
                                                          ---------------
                                                              405,109,718
                                                          ---------------
                MEDIA & SERVICES -- 0.1%
    10,400,000  Times Mirror Co.                               11,705,907
                  7.50% due 07/01/23....................
                                                          ---------------
  PRINCIPAL                                                   MARKET
    AMOUNT                                                     VALUE
--------------                                            ---------------

                REAL ESTATE -- 0.2%
$   20,000,000  Liberty Propert Trust (REIT)              $    19,087,260
                  7.25% due 08/15/07....................
                                                          ---------------
                RETAIL -- 0.4%
    20,200,000  Dayton Hudson Co                               20,490,981
                  5.875% due 11/01/08...................
    26,500,000  Penney (J.C.) & Company                        29,366,531
                  7.95% due 04/01/17....................
                                                          ---------------
                                                               49,857,512
                                                          ---------------
                TRANSPORTATION -- 0.4%
    23,700,000  Continental Airlines                           24,089,154
                  6.90% due 01/02/18....................
    20,000,000  Santiago Air 144A**                            19,850,000
                  6.95% due 07/01/12....................
                                                          ---------------
                                                               43,939,154
                                                          ---------------
                UTILITIES -- 0.4%
    10,000,000  Bellsouth Telecommunications                   10,474,900
                  6.375% due 06/01/28...................
    15,000,000  Hydro Quebec                                   15,957,750
                  7.375% due 02/01/03...................
    11,000,000  Pacific Gas & Electric Co.                     11,820,963
                  7.875% due 03/01/02...................
    10,000,000  Southern California Gas Co.                    10,197,830
                  5.75% due 11/15/03....................
                                                          ---------------
                                                               48,451,443
                                                          ---------------
                Total corporate notes...................  $ 1,422,360,747
                                                          ---------------
                                                          ---------------
FOREIGN GOVERNMENT BONDS -- 0.2%
    16,000,000  City of Naples, Italy                     $    16,954,400
                  7.52% due 07/15/06....................
                                                          ---------------
                                                          ---------------
MORTGAGE-BACKED SECURITIES -- 0.6%
    18,000,000  Asset Securitization Corp. Series 97-D4   $    19,574,100
                 Class A1D
                  7.49% due 04/14/29....................
    25,000,000  Chase Commercial Mortgage 97-A2                26,961,250
                  7.370% due 02/19/07...................
    28,500,000  Newcourt Receivable Asset Trust Series         28,971,390
                 97-1 Class A4
                  6.193% due 05/20/05...................
                                                          ---------------
                Total mortgage-backed securities........  $    75,506,740
                                                          ---------------
                                                          ---------------
MUNICIPAL BONDS -- 0.2%
     7,000,000  Miami Beach, Florida                      $     8,049,034
                  8.80% due 12/01/15....................
    16,635,000  Mount Sinai School of Medicine NY              17,304,758
                  6.00% due 07/01/03....................
                                                          ---------------
                Total municipal bonds...................  $    25,353,792
                                                          ---------------
                                                          ---------------
U.S. TREASURIES & FEDERAL AGENCIES -- 24.1%
                U.S. TREASURY BONDS -- 0.7%
    76,750,000    6.25% due 08/15/23....................  $    85,864,062
                                                          ---------------
                U.S. TREASURY NOTES -- 18.8%
 1,023,000,000    5.75% due 10/31/02 - 08/15/03.........    1,066,115,800
   280,000,000    5.785% due 11/15/05...................      298,725,000
   417,500,000    6.50% due 08/15/05 - 10/15/06.........      461,411,250

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD ADVISERS HLS FUND, INC.
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS -- (CONTINUED)
 DECEMBER 31, 1998

  PRINCIPAL                                                   MARKET
    AMOUNT                                                     VALUE
--------------                                            ---------------

U.S. TREASURIES & FEDERAL AGENCIES -- (CONTINUED)
             U.S. TREASURY NOTES -- (CONTINUED)

$  207,000,000    7.25% due 05/15/04 - 08/15/04.........  $   232,404,116
   158,000,000    7.50% due 11/15/01....................      169,800,704
                                                          ---------------
                                                            2,228,456,870
                                                          ---------------
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                -- 4.1%
   250,391,534    6.00% due 06/15/24 - 11/15/28.........      248,100,011
   146,116,685    6.50% due 03/15/26 - 06/15/28.........      147,532,556
    90,402,350    7.00% due 11/15/23 - 11/15/24.........       92,535,129
     1,980,257    9.00% due 06/20/16 - 07/20/16.........        2,117,740
                                                          ---------------
                                                              490,285,436
                                                          ---------------
                U.S. GOVERNMENT
                AGENCIES -- 0.5%
                Tennesse Valley Authority
    50,000,000    6.00% due 03/15/13....................       52,654,800
                                                          ---------------
                Total U.S. treasuries & federal           $ 2,857,261,168
                 agencies...............................
                                                          ---------------
                                                          ---------------
SHORT-TERM SECURITIES -- 1.1%
                REPURCHASE AGREEMENT
   129,040,000  Interest in $1,162,198,000 joint          $   129,040,000
                repurchase agreement dated 12/31/98 with
                State Street Bank 4.773% due 01/04/99;
                maturity amount $129,108,434
                (Collateralized by $469,031,000 U.S.
                Treasury Notes 4.00% - 7.775% due
                10/31/99 - 02/15/07, $278,664,000 U.S.
                Treasury Bonds 7.875% -12.75% due
                11/15/10 - 02/15/21, $414,503,000 U.S.
                Treasury Strips (principal) 0.00% due
                02/15/19 - 08/15/21)....................
                                                          ---------------
                                                          ---------------

                                                     MARKET
                                                      VALUE
                                                 ---------------
DIVERSIFICATION OF NET ASSETS:
Total asset-backed securities (cost
 $29,978,508)...........................    0.3% $    29,996,100
Total common stocks (cost
 $4,371,259,187)........................   60.8    7,202,868,493
Total convertible preferred stocks (cost
 $8,196,000)............................    0.1       10,040,100
Total corporate notes (cost
 $1,398,499,775)........................   12.0    1,422,360,747
Total foreign government bonds (cost
 $16,000,000)...........................    0.2       16,954,400
Total mortgage-backed securities (cost
 $72,728,353)...........................    0.6       75,506,740
Total municipal bonds (cost
 $23,724,759)...........................    0.2       25,353,792
Total U.S. treasuries & federal agencies
 (cost $2,755,667,250)..................   24.1    2,857,261,168
Total short-term securities (cost
 $129,040,000)..........................    1.1      129,040,000
                                          -----  ---------------
Total investment in securities
 (total cost $8,805,093,832)............   99.4   11,769,381,540
Cash, receivables and other assets......    0.6       70,873,762
Other liabilities.......................   (0.0)        (130,168)
                                          -----  ---------------
Net assets..............................  100.0% $11,840,125,134
                                          -----  ---------------
                                          -----  ---------------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.10 per share;
 authorized 6,000,000,000 shares; outstanding
 3,987,285,128 shares.............................  $   398,728,513
Capital surplus...................................    7,474,906,331
Accumulated undistributed net investment income...        8,440,413
Accumulated undistributed net realized gain on
 investments......................................      993,762,169
Unrealized appreciation of investments............    2,964,287,708
                                                    ---------------
Net assets........................................  $11,840,125,134
                                                    ---------------
                                                    ---------------

Class IA
Net asset value per share ($11,805,411,184
  DIVIDED BY 3,954,575,864 shares outstanding)....  $2.99
                                                    -----
                                                    -----
Class IB
Net asset value per share ($34,713,950
  DIVIDED BY 32,709,264 shares outstanding).......  $1.06
                                                    -----
                                                    -----

  *  Non-income producing during period.
 ** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1998, the market value of these securities amounted to $166,120,702 or 1.4% of net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD CAPITAL APPRECIATION HLS FUND, INC.
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 DECEMBER 31, 1998

                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------
COMMON STOCKS -- 94.7%
              AEROSPACE & DEFENSE -- 4.2%
   1,619,800  AlliedSignal, Inc.......................  $   71,777,387
  *1,890,000  Loral Space & Communications............      33,665,625
     600,000  Northrop Grumman Corporation............      43,875,000
   1,080,000  Precision Castparts Corporation.........      47,790,000
     890,000  Raytheon Co. Class A....................      46,001,875
    *220,200  Wyman-Gordon Company....................       2,257,050
                                                        --------------
                                                           245,366,937
                                                        --------------
              BUSINESS SERVICES -- 2.7%
  *1,700,000  Cendant Corporation.....................      32,406,250
   1,170,000  Chicago Bridge & Iron Company N.V.......      14,405,625
    *467,500  Computer Learning Centers, Inc..........       3,126,406
    *648,650  Ingram Micro, Inc.......................      22,621,668
    *934,900  Ionics, Inc.............................      27,988,568
   1,339,300  Manpower, Inc...........................      33,733,618
   1,000,000  Ogden Corp..............................      25,062,500
                                                        --------------
                                                           159,344,635
                                                        --------------
              COMMUNICATIONS EQUIPMENT -- 5.6%
    *897,600  3Com Corporation........................      40,223,700
  *1,700,000  ADC Telecommunications, Inc.............      59,075,000
      90,000  Alcatel.................................      11,020,392
    *975,000  Cisco Systems, Inc......................      90,492,187
   1,260,000  ECI Telecommunications..................      44,887,500
     750,000  Harris Corporation......................      27,468,750
     250,000  Motorola, Inc...........................      15,265,625
  *1,053,200  Oak Industries, Inc.....................      36,862,000
                                                        --------------
                                                           325,295,154
                                                        --------------
              COMPUTERS & OFFICE
              EQUIPMENT -- 4.5%
  *2,000,000  EMC Corporation.........................     170,000,000
     *38,700  NCR Corporation.........................       1,615,725
    *687,200  Seagate Technology, Inc.................      20,787,800
   1,100,000  Symbol Technologies, Inc................      70,331,250
                                                        --------------
                                                           262,734,775
                                                        --------------
              CONSUMER NON-DURABLES -- 1.4%
   1,350,000  Kimberly-Clark Corporation..............      73,575,000
    *306,600  Quiksilver, Inc.........................       9,198,000
                                                        --------------
                                                            82,773,000
                                                        --------------
              CONSUMER SERVICES -- 2.2%
    *749,800  American Skiing Co......................       5,764,110
    *444,000  Anchor Gaming...........................      25,030,500
  *1,000,000  Cheesecake Factory Incorporated (The)...      29,656,250
  *1,600,000  International Game Technology...........      38,900,000
  *1,817,000  Mirage Resorts, Inc.....................      27,141,437
                                                        --------------
                                                           126,492,297
                                                        --------------
              ELECTRONICS -- 9.2%
    *660,000  Altera Corporation......................      40,177,500
  *1,083,333  Analog Devices, Inc.....................      33,989,572
    *850,000  Cognex Corporation......................      17,000,000
    *820,900  Credence Systems Corporation............      15,186,650
   1,449,050  General Cable Corporation...............      29,705,525
    *505,000  Micron Technology, Inc..................      25,534,062
     666,500  Molex, Inc..............................      21,244,687
   1,505,800  Phillips N.V. ADR.......................     101,923,837

                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------

            ELECTRONICS -- (CONTINUED)

   1,450,000  Siemens AG..............................  $   95,330,301
   1,200,000  Solectron Corporation...................     111,525,000
     800,001  Thomas & Betts Corporation..............      34,650,043
     700,000  Vishay Intertechnology, Inc.............      10,150,000
                                                        --------------
                                                           536,417,177
                                                        --------------
              ENERGY & SERVICES -- 4.9%
     360,600  Ashland, Inc............................      17,444,025
     568,400  British Petroleum PLC ADR...............      50,942,850
    *466,900  Cie Gen Geophysique - Sponsored ADR.....       5,077,537
  *1,445,000  Corporation Geo Sa de C.V. - Class B....       4,011,862
   1,000,000  Eni Ads.................................      67,750,000
    *940,700  Input/Output, Inc.......................       6,878,868
    *775,100  McDermott (J. Ray) S.A..................      18,941,506
     700,000  Repsol S.A. ADR.........................      38,237,500
   1,631,570  Transocean Offshore, Inc................      43,746,470
   1,110,000  YPF Sociedad Anonima - Sponsored ADR....      31,010,625
                                                        --------------
                                                           284,041,243
                                                        --------------
              FINANCIAL SERVICES -- 13.4%
   2,220,000  Ace Ltd.................................      76,451,250
   1,349,300  AMBAC Financial Group, Inc..............      81,210,993
     202,700  American Bankers Insurance Group,              9,805,612
               Inc....................................
   1,200,000  Banc One Corporation....................      61,275,000
   1,100,000  BankBoston Corporation..................      42,831,250
   1,300,000  Citigroup, Inc..........................      64,350,000
   1,000,000  Federal National Mortgage Association...      74,000,000
    *633,700  FIRSTPLUS Financial Group, Inc..........       1,742,675
   1,000,000  Fleet Financial Group, Inc..............      44,687,500
   1,000,000  Green Point Financial Corp..............      35,125,000
   1,200,000  Heller Financial, Inc...................      35,250,000
  *1,300,000  Imperial Credit.........................      10,887,500
   1,522,400  Legg Mason, Inc.........................      48,050,750
   1,050,000  Marsh & Mclennan Companies, Inc.........      61,359,375
     907,000  Merrill Lynch & Co., Inc................      60,542,250
     793,100  MMI Companies, Inc......................      13,284,425
     800,000  Morgan Stanley, Dean Witter, Discover         56,800,000
               and Co.................................
                                                        --------------
                                                           777,653,580
                                                        --------------
              FOOD, BEVERAGE & TOBACCO -- 1.0%
   1,050,000  Archer-Daniels-Midland Company..........      18,046,875
     700,000  Philip Morris Co., Inc..................      37,450,000
                                                        --------------
                                                            55,496,875
                                                        --------------
              HEALTH CARE -- 13.7%
   1,600,000  Abbott Laboratories.....................      78,400,000
    *540,200  Boston Scientific Corporation...........      14,484,112
   2,200,000  Columbia/HCA Healthcare Corporation.....      54,450,000
   1,900,000  Eisai Co., Ltd..........................      37,057,851
   1,743,500  Genzyme Corporation.....................      86,739,125
     800,000  HBO & Company...........................      22,950,000
   1,900,000  ICN Pharmaceuticals, Inc................      42,987,500
  *1,135,000  Magellan Health Services, Inc...........       9,505,625
     870,000  Medpartners, Inc........................       4,567,500
         *30  Perkin-Elmer Corporation................             217

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD CAPITAL APPRECIATION HLS FUND, INC.
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS -- (CONTINUED)
 DECEMBER 31, 1998

                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------

COMMON STOCKS -- (CONTINUED)
            HEALTH CARE -- (CONTINUED)

   2,600,000  Pharmacia & Upjohn, Inc.................  $  147,225,000
   1,650,000  Rhone-Poulenc S.A.......................      82,912,500
   1,575,900  United Healthcare Corporation...........      67,862,193
  *1,000,000  Wellpoint Health Networks, Inc..........      87,000,000
   1,475,000  Zeneca Group PLC........................      64,420,232
                                                        --------------
                                                           800,561,855
                                                        --------------
              INDUSTRIAL MATERIALS -- 0.9%
   7,000,000  Billiton PLC**..........................      13,917,681
   1,221,300  IMC Global, Inc.........................      26,105,287
   1,150,000  Titanium Metals Corporation.............       9,775,000
                                                        --------------
                                                            49,797,968
                                                        --------------
              MANUFACTURING -- 0.4%
  *1,289,800  Ucar International, Inc.................      22,974,562
                                                        --------------
              MEDIA & SERVICES -- 7.3%
  *1,210,000  America Online, Inc.....................     175,147,500
  *1,386,400  American Tower Corporation..............      40,985,450
    *743,100  Capstar Broadcasting Corporation........      16,998,412
    *703,100  Infinity Broadcasting Class A...........      19,247,362
     857,000  News Corp. - Preferred Shares ADR             21,157,187
               Ltd....................................
  *5,407,400  Rogers Communications, Inc..............      47,990,675
  *1,647,200  Univision Communications, Inc...........      59,608,050
    *865,500  Valassis Communications, Inc............      44,681,437
                                                        --------------
                                                           425,816,073
                                                        --------------
              REAL ESTATE -- 1.5%
  *2,000,000  Beacon Properties Corporation**.........      32,000,000
     418,400  Boston Properties, Inc..................      12,761,200
  *1,000,000  Security Capital Group, Inc.............      13,562,500
   1,200,000  Starwood Hotels & Resorts...............      27,225,000
                                                        --------------
                                                            85,548,700
                                                        --------------
              RETAIL -- 4.5%
  *2,355,200  CompUSA, Inc............................      30,764,800
    *918,700  Consolidated Stores, Inc................      18,546,256
   1,800,000  Gap, Inc. (The).........................     101,250,000
     500,000  Home Depot, Inc. (The)..................      30,593,750
   1,025,000  Wal-Mart Stores, Inc....................      83,473,437
                                                        --------------
                                                           264,628,243
                                                        --------------
              SOFTWARE & SERVICES -- 7.0%
  *1,255,000  Avant! Corporation......................      20,080,000
    *700,000  Ceridan Corporation.....................      48,868,750
    *717,800  Cognos, Inc.............................      17,945,000
    *900,000  Compuware Corporation...................      70,312,500
   1,600,218  First Data Corporation..................      50,706,907
  *1,629,000  Learning Company, Inc. (The)............      42,252,187
    *500,000  Microsoft Corporation...................      69,343,750
    *600,000  Policy Management Systems Corporation...      30,300,000
  *2,100,000  Rational Software Corporation...........      55,650,000
                                                        --------------
                                                           405,459,094
                                                        --------------
              TRANSPORTATION -- 1.6%
    *854,200  AMR Corporation.........................      50,718,125
   1,000,000  Canadian Pacific Ltd....................      18,875,000
                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------

            TRANSPORTATION -- (CONTINUED)

   1,346,300  Werner Enterprises, Inc.................  $   23,812,681
                                                        --------------
                                                            93,405,806
                                                        --------------
              UTILITIES -- 7.0%
    *438,500  APT Satellite Holdings ADR..............       1,781,406
  *1,886,500  Calpine Corporation.....................      47,634,125
   1,019,200  COMSAT Corporation......................      36,691,200
     500,000  DQE, Inc................................      21,968,750
     817,000  Empresa Nac Elec........................       9,293,375
     822,900  Enron Corp..............................      46,956,731
     *14,040  Intermedia Communications 144A***.......         217,971
    *900,000  Intermedia Communications, Inc..........      15,525,000
  *2,400,000  MCI WorldCom, Inc.......................     172,200,000
   1,260,430  Swisscom AG - Sponsored ADR.............      53,647,051
                                                        --------------
                                                           405,915,609
                                                        --------------
              WASTE MANAGEMENT -- 1.7%
   1,200,000  Republic Industries, Inc................      17,700,000
   1,700,000  Waste Management, Inc...................      79,262,500
                                                        --------------
                                                            96,962,500
                                                        --------------
              Total common stocks.....................  $5,506,686,083
                                                        --------------
                                                        --------------

 PRINCIPAL
   AMOUNT
------------
CORPORATE NOTES -- 0.3%
              INDUSTRIAL MATERIALS -- 0.3%
              UNISYS Corp.
$ 15,000,000    12.00% due 04/15/03...................  $   16,800,000
                                                        --------------
                                                        --------------
PREFERRED STOCKS -- 1.5%
              CONSUMER SERVICES -- 0.0%
   1,094,544  SGW Holdings Corporation***.............  $    2,736,360
                                                        --------------
              HEALTH CARE -- 0.2%
  *1,173,300  MedPartners, Inc........................       9,019,743
                                                        --------------
              TRANSPORTATION -- 1.0%
   1,280,000  Union Pacific Capital Trust**...........      59,200,000
                                                        --------------
              UTILITIES -- 0.3%
   1,200,000  Intermedia Communications Inc.**........      16,800,000
                                                        --------------
              Total preferred stocks..................  $   87,756,103
                                                        --------------
                                                        --------------
SHORT-TERM SECURITIES -- 3.4%
              REPURCHASE AGREEMENT
 196,379,000  Interest in $1,162,198,000 joint          $  196,379,000
              repurchase agreement dated 12/31/98 with
              State Street Bank 4.773% due 01/04/99;
              maturity amount $196,483,146
              (Collateralized by $469,031,000 U.S.
              Treasury Notes 4.00% - 7.775% due
              10/31/99 - 02/15/07, $278,664,000 U.S.
              Treasury Bonds 7.875% - 12.75% due
              11/15/10 - 02/15/21, $414,503,000 U.S.
              Treasury Strips (principal) 0.00% due
              02/15/19 - 08/15/21)....................
                                                        --------------
                                                        --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                     MARKET
                                                     VALUE
                                                 --------------
DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost
 $4,176,931,447)........................   94.7% $5,506,686,083
Total corporate notes (cost
 $15,293,984)...........................    0.3      16,800,000
Total preferred stocks (cost
 $111,349,158)..........................    1.5      87,756,103
Total short-term securities (cost
 $196,379,000)..........................    3.4     196,379,000
                                          -----  --------------
Total investment in securities
 (total cost $4,499,953,589)............   99.9   5,807,621,186
Cash, receivables and other assets......    1.1      66,114,577
Payable for securities purchased........   (1.0)    (60,288,064)
Other liabilities.......................   (0.0)        (26,087)
                                          -----  --------------
Net assets..............................  100.0% $5,813,421,612
                                          -----  --------------
                                          -----  --------------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.10 per share;
 authorized 2,000,000,000 shares; outstanding
 1,226,281,575 shares.............................  $  122,628,158
Capital surplus...................................   4,020,767,755
Accumulated undistributed net investment income...          61,286
Accumulated undistributed net realized gain on
 investments......................................     362,259,435
Unrealized appreciation of investments............   1,307,667,597
Unrealized appreciation of other assets and
 liabilities in foreign currencies................          27,381
                                                    --------------
Net assets........................................  $5,813,421,612
                                                    --------------
                                                    --------------

Class IA
Net asset value per share ($5,807,479,718
  DIVIDED BY 1,220,294,461 shares outstanding)....  $4.76
                                                    -----
                                                    -----
Class IB
Net asset value per share ($5,941,894  DIVIDED BY
 5,987,114 shares outstanding)....................  $0.99
                                                    -----
                                                    -----

  *  Non-income producing during period
 ** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1998, the market value of these securities amounted to $121,917,681 or 2.10% of net assets.
***  Restricted Security (see Note 2).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD MORTGAGE SECURITIES HLS FUND, INC.
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 DECEMBER 31, 1998

 PRINCIPAL                                                MARKET
  AMOUNT                                                  VALUE
-----------                                            ------------
ASSET-BACKED SECURITIES -- 0.9%
$ 3,000,000  Chase Manhattan RV Owner Trust, Series
              97-A Class A9
               6.32% due 12/15/08....................  $  3,040,710
                                                       ------------
                                                       ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 14.9%
  3,069,102  Bear Stearns Mortgage Securities, Inc.,
              Series 95-1, Class 1A
               6.4713% due 05/25/10..................     3,088,744
     50,752  Chase Mortgage Finance Corp., Series
              93-C2, Class 2A-3
               8.25% due 01/25/24....................        50,564
  2,251,138  Corestates Home Equity Trust, Series
              94-1, Class A
               6.65% due 05/15/09....................     2,282,788
  2,635,300  Countrywide Mortgage Backed Securities,
              Series 97-2 Class A13
               7.50% due 04/25/27....................     2,654,933
  4,391,325  Countrywide Mortgage Backed Securities,
              Series 98-6 Class A
               6.50% due 06/25/13....................     4,427,773
    465,860  DLJ Mortgage Acceptance Corporation,
              Series 96-1, B1
               7.25% due 09/25/11....................       465,277
    155,287  DLJ Mortgage Acceptance Corporation,
              Series 96-1, B2
               7.25% due 09/25/11....................       152,035
  3,000,000  Fannie Mae Series 97-28 Class PD
               7.50% due 07/18/23....................     3,061,687
    622,241  Fannie Mae Strip Series D Class 2
               11.00% due 04/01/09...................       679,020
  5,411,405  GE Capital Mortgage Services, Inc.,
              Series 94-21, Class A
               6.50% due 08/25/09....................     5,453,181
  5,129,566  GE Capital Mortgage Services, Inc.,
              Series 94-26, Class A
               6.9439% due 07/25/09..................     5,195,460
    548,409  GE Capital Mortgage Services, Inc.,
              Series 96-1, Class B2
               6.75% due 02/25/11....................       541,038
  1,643,481  GE Capital Mortgage Services, Inc.,
              Series 96-1, Class M
               6.75% due 02/25/11....................     1,665,766
    556,227  GE Capital Mortgage Services, Inc.,
              Series 96-10, Class B1
               6.75% due 06/25/11....................       547,544
    556,227  GE Capital Mortgage Services, Inc.,
              Series 96-10, Class B2
               6.75% due 06/25/11....................       547,544

 PRINCIPAL                                                MARKET
  AMOUNT                                                  VALUE
-----------                                            ------------

COLLATERALIZED MORTGAGE OBLIGATIONS -- (CONTINUED)

$ 4,193,099  GE Capital Mortgage Services, Inc.,
              Series 98-7, Class A
               6.50% due 04/25/13....................  $  4,202,198
  2,812,989  Housing Securities, Inc., Series 93-E,
              Class E15
               10.00% due 09/25/08...................     2,944,018
  3,894,327  Norwest Asset Securities Corporation,
              Series 98-16 Class A1
               6.50% due 06/25/13....................     3,909,632
    552,057  PNC Mortgage Securities Corp., Series
              96-2, Class B1
               6.60% due 02/25/11....................       542,136
    184,039  PNC Mortgage Securities Corp., Series
              96-2, Class B2
               6.60% due 02/25/11....................       180,732
    294,430  PNC Mortgage Securities Corp., Series
              96-2, Class B3
               6.60% due 02/25/11....................       289,139
  4,179,028  Prudential Home Mortgage Securities Co.,
              Series 93-H, Class 2B
               6.7587% due 09/28/08..................     4,176,813
  1,094,538  Prudential Home Mortgage Securities Co.,
              Series 96-3, Class B1
               6.75% due 03/25/11....................     1,078,700
    546,830  Prudential Home Mortgage Securities Co.,
              Series 96-3, Class B2
               6.75% due 03/25/11....................       538,917
    670,168  Residential Funding Mortgage Sec I,
              Series 95-S18, Class M3
               7.00% due 11/25/10....................       666,810
    255,193  Residential Funding Mortgage Sec I,
              Series 96-S11, Class M3
               7.00% due 04/25/11....................       260,053
    477,298  Residential Funding Mortgage Sec I,
              Series 96-S19, Class M3
               7.50% due 09/25/11....................       483,204
    524,077  Residential Funding Mortgage Sec I,
              Series 96-S5, Class M3
               6.75% due 02/25/11....................       514,958
  2,510,713  Residential Funding Mortgage Sec I,
              Series 98-S22 Class A1
               6.50% due 09/25/13....................     2,520,566
                                                       ------------
             Total collateralized mortgage
             obligations.............................  $ 53,121,230
                                                       ------------
                                                       ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 PRINCIPAL                                                MARKET
  AMOUNT                                                  VALUE
-----------                                            ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 2.6%
$ 5,000,000  Asset Securitization Corporation, Series
              1997-MDVII, Class A1B
               7.41% due 01/13/30....................  $  5,478,250
  1,000,000  General Growth Properties Series 1,
              Class A1
               6.537% due 11/15/04...................     1,040,860
  1,000,000  Merrill Lynch Mortgage Investors, Inc.,
              Series 96-C2 Class B
               6.96% due 11/21/28....................     1,052,040
    745,507  Midland Realty Acceptance Corporation,
              Series 96-C2, Class A1
               7.02% due 01/25/29....................       767,850
    930,000  Morgan Stanley Capital, Series 97-C1
              Class A1C
               7.63% due 02/15/20....................       997,778
                                                       ------------
             Total commercial mortgage-backed
             securities..............................  $  9,336,778
                                                       ------------
                                                       ------------
CORPORATE NOTES -- 1.8%
             FINANCIAL SERVICES -- 1.8%
  1,500,000  Countrywide Funding Corp.
               6.28% due 01/15/03....................  $  1,504,026
  5,000,000  ERP Operating Ltd. Partnership
               6.63% due 04/13/05....................     4,929,035
                                                       ------------
             Total corporate notes...................  $  6,433,061
                                                       ------------
                                                       ------------
U.S. TREASURIES & FEDERAL AGENCIES -- 70.7%
             U.S. TREASURY INFLATION-INDEXED
             SECURITIES -- 1.4%
  5,048,250    3.625% due 01/15/08...................  $  5,023,790
                                                       ------------
             U.S. TREASURY NOTES -- 0.9%
  3,000,000    5.625% due 02/15/06...................     3,164,064
                                                       ------------
             FEDERAL HOME LOAN MORTGAGE
             ASSOCIATION -- 11.4%
  1,739,930    10.00% due 11/01/20...................     1,879,736
 13,826,938     6.50% due 02/01/09 - 06/01/26........    13,947,623
  7,260,038     7.00% due 12/01/10 - 03/01/26........     7,404,289
  5,521,360     7.50% due 02/01/10 - 06/01/25........     5,677,596
  3,228,646     8.00% due 02/01/13 - 11/01/24........     3,346,218
  2,713,404     8.50% due 07/01/01 - 05/01/25........     2,818,962
  2,557,209     9.00% due 10/15/01 - 10/01/06........     2,649,607
  2,906,209     9.50% due 11/01/08...................     3,056,192
                                                       ------------
                                                         40,780,223
                                                       ------------
             FEDERAL NATIONAL MORTGAGE
             ASSOCIATION -- 28.2%
 10,815,007    6.00% due 05/01/13 - 09/01/28.........    10,711,514
 32,028,778    6.50% due 02/01/13 - 12/01/28.........    32,281,760
 31,704,181    7.00% due 05/01/09 - 11/01/28.........    32,376,549
 19,076,674    7.50% due 08/01/10 - 08/01/28.........    19,594,279
  1,540,091    8.00% due 04/01/22....................     1,599,195
  1,430,289    8.50% due 06/01/24 - 07/01/25.........     1,500,047
  2,484,506    9.00% due 05/01/21 - 09/01/21.........     2,621,461
                                                       ------------
                                                        100,684,805
                                                       ------------
 PRINCIPAL                                                MARKET
  AMOUNT                                                  VALUE
-----------                                            ------------

U.S. TREASURIES & FEDERAL AGENCIES -- (CONTINUED)

             GOVERNMENT NATIONAL MORTGAGE
             ASSOCIATION -- 28.8%
$ 1,387,638    10.00% due 11/15/09 - 05/15/13........  $  1,526,972
    406,964    11.00% due 02/15/10 - 09/15/10........       455,774
     21,257    11.25% due 01/15/01...................        22,197
     52,317    12.00% due 05/15/15...................        59,104
     58,133    12.50% due 06/15/14 - 08/15/15........        66,594
 13,005,230     6.00% due 07/15/28 - 11/15/28........    12,887,402
  9,962,148     6.50% due 03/15/28 - 11/15/28........    10,060,237
 21,686,575     7.00% due 01/15/24 - 09/15/28........    22,185,584
 33,990,481     7.50% due 11/15/09 - 06/15/28........    35,042,648
 14,159,643     8.00% due 02/15/01 - 11/29/27........    14,721,870
  1,767,344     8.50% due 06/15/17 - 02/15/25........     1,881,005
  1,056,654     9.00% due 01/15/25 - 12/15/25........     1,130,330
  2,394,394     9.50% due 10/15/09 - 11/15/09........     2,590,915
                                                       ------------
                                                        102,630,632
                                                       ------------
             Total U.S. treasuries & federal
             agencies................................  $252,283,514
                                                       ------------
                                                       ------------
SHORT-TERM SECURITIES -- 8.6%
             REPURCHASE AGREEMENT
 30,817,000  Interest in $121,902,000 joint            $ 30,817,000
             repurchase agreement dated 12/31/98 with
             State Street Bank 4.750% due 01/04/99;
             maturity amount $30,833,264
             (Collateralized by $121,902,000 U.S.
             Treasury Bonds 8.125% due 05/15/21).....
                                                       ------------
                                                       ------------

DIVERSIFICATION OF NET ASSETS:
Total asset-backed securities...........    0.9% $  3,040,710
Total collateralized mortgage
 obligations (cost $59,753,451).........   14.9    53,121,230
Total commercial mortgage-backed
 securities (cost $6,070,395)...........    2.6     9,336,778
Total corporate notes (cost
 $5,000,000)............................    1.8     6,433,061
Total U.S. treasuries & Federal agencies
 (cost $248,701,956)....................   70.7   252,283,514
Total short-term securities (cost
 $30,817,000)...........................    8.6    30,817,000
                                          -----  ------------
Total investment in securities
 (total cost $350,342,802)..............   99.5   355,032,293
Cash, receivables and other assets......    0.6     2,274,047
Payable for Fund shares redeemed........   (0.1)     (472,007)
                                          -----  ------------
Net assets (applicable to $1.084553 per
 share based on 329,014,976 shares
 outstanding)...........................  100.0% $356,834,333
                                          -----  ------------
                                          -----  ------------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.10 per share;
 authorized 800,000,000 shares; outstanding
 329,014,976 shares...............................  $ 32,901,498
Capital surplus...................................   326,589,275
Distribution in excess of net realized gain on
 investments......................................    (7,345,931)
Unrealized appreciation of investments............     4,689,491
                                                    ------------
Net assets, applicable to shares outstanding......  $356,834,333
                                                    ------------
                                                    ------------

  *  Non-income producing during period

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD INDEX HLS FUND, INC.
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 DECEMBER 31, 1998

                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------
COMMON STOCKS -- 99.7%
              AEROSPACE AND DEFENSE -- 1.5%
     103,100  AlliedSignal, Inc.......................  $    4,568,618
     183,498  Boeing Company (The)....................       5,986,622
      23,300  General Dynamics Corporation............       1,365,962
      36,100  Lockheed Martin Corporation.............       3,059,475
      12,600  Northrop Grumman Corporation............         921,375
      62,223  Raytheon Company Class B................       3,313,374
      35,100  Rockwell International Corporation......       1,704,543
      29,100  Textron, Inc............................       2,209,781
      41,500  United Technologies Corporation.........       4,513,125
                                                        --------------
                                                            27,642,875
                                                        --------------
              BUSINESS SERVICES -- 0.5%
    *156,445  Cendant Corporation.....................       2,982,232
      14,900  Deluxe Corporation......................         544,781
      25,000  Donnelly (R.R.) & Sons Company..........       1,095,312
      13,900  Fluor Corporation.......................         591,618
       7,500  Foster Wheeler Corporation..............          98,906
      17,400  Grainger (W.W.), Inc....................         724,275
      25,000  IKON Office Solutions...................         214,062
      16,300  Moore Corporation Ltd...................         179,300
       7,800  National Service Industries, Inc........         296,400
      22,100  SuperValu, Inc..........................         618,800
      61,300  Sysco Corporation.......................       1,681,918
                                                        --------------
                                                             9,027,604
                                                        --------------
              COMMUNICATIONS EQUIPMENT -- 4.3%
     *66,000  3Com Corporation........................       2,957,625
     *15,850  Andrew Corporation......................         261,525
     *39,775  Ascend Communications, Inc..............       2,615,206
     *30,400  Cabletron Systems, Inc..................         254,600
    *290,525  Cisco Systems, Inc......................      26,964,351
     *30,500  General Instrument Corporation..........       1,035,093
      14,800  Harris Corporation......................         542,050
     242,100  Lucent Technologies, Inc................      26,631,000
     110,000  Motorola, Inc...........................       6,716,875
     120,140  Northern Telecom Ltd....................       6,022,017
      14,500  Raychem Corporation.....................         468,531
      13,800  Scientific-Atlanta, Inc.................         314,812
     *76,400  Sprint Corporation (PCS Group)..........       1,766,750
     *35,600  Tellabs, Inc............................       2,440,825
                                                        --------------
                                                            78,991,260
                                                        --------------
              COMPUTERS & OFFICE
              EQUIPMENT -- 5.7%
     *24,900  Apple Computer, Inc.....................       1,019,343
     312,297  Compaq Computer Corporation.............      13,096,955
      *9,100  Data General Corporation................         149,581
    *234,100  Dell Computer Corporation...............      17,133,193
     *91,900  EMC Corporation.........................       7,811,500
     *28,700  Gateway 2000, Inc.......................       1,469,081
     190,600  Hewlett-Packard Company.................      13,020,362
     171,700  International Business Machines Corp....      31,721,575
     *50,300  Pitney Bowes, Inc.......................       3,322,943
     *44,800  Seagate Technology, Inc.................       1,355,200
     *69,600  Sun Microsystems, Inc...................       5,959,500
     *46,800  Unisys Corporation......................       1,611,675
      60,500  Xerox Corporation.......................       7,139,000
                                                        --------------
                                                           104,809,908
                                                        --------------

                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------

              CONSUMER DURABLES -- 1.5%
      13,900  Cooper Tire & Rubber Company............  $      284,081
     222,600  Ford Motor Company......................      13,063,837
     120,400  General Motors Corporation..............       8,616,125
      33,050  Genuine Parts Company...................       1,105,109
      28,900  Goodyear Tire & Rubber Company (The)....       1,457,643
      19,100  ITT Industries, Inc.....................         759,225
      29,900  Newell Co...............................       1,233,375
      22,000  TRW, Inc................................       1,236,125
                                                        --------------
                                                            27,755,520
                                                        --------------
              CONSUMER NON-DURABLES -- 3.1%
      10,500  Alberto-Culver Company Class B..........         280,218
      48,400  Avon Products, Inc......................       2,141,700
      16,500  Black & Decker Corporation..............         925,031
       4,500  Briggs & Stratton Corporation...........         224,437
      11,000  Centex Corporation......................         495,687
      19,200  Clorox Company (The)....................       2,242,800
      53,800  Colgate-Palmolive Company...............       4,996,675
       6,400  Fleetwood Enterprises, Inc..............         222,400
     *13,300  Fruit of the Loom, Inc..................         183,706
     203,800  Gillette Company (The)..................       9,846,087
      19,900  International Flavors & Fragrances,              879,331
              Inc.....................................
       7,300  Kaufman & Broad Home Corporation........         209,875
      99,600  Kimberly-Clark Corporation..............       5,428,200
      62,500  Masco Corporation.......................       1,796,875
      16,900  Maytag Corporation......................       1,052,025
     244,100  Proctor & Gamble Co.....................      22,289,381
      27,500  Rubbermaid, Inc.........................         864,531
       6,700  Russell Corporation.....................         136,093
      11,000  Snap-On, Inc............................         382,937
       3,600  Springs Industries, Inc.................         149,175
      10,600  Tupperware Corporation..................         174,237
      22,400  VF Corp.................................       1,050,000
      13,900  Whirlpool Corporation...................         769,712
                                                        --------------
                                                            56,741,113
                                                        --------------
              CONSUMER SERVICES -- 0.8%
      18,700  Block (H & R), Inc......................         841,500
      17,700  Brunswick Corporation...................         438,075
     110,700  Carnival Corp. Class A..................       5,313,600
      25,600  Darden Restaurants, Inc.................         460,800
      59,500  Eastman Kodak Company...................       4,284,000
     *23,200  Harrah's Entertainment, Inc.............         363,950
      48,000  Hilton Hotels Corporation...............         918,000
      46,200  Marriott International..................       1,339,800
     *33,100  Mirage Resorts, Inc.....................         494,431
       8,100  Polaroid Corporation....................         151,368
                                                        --------------
                                                            14,605,524
                                                        --------------
              ELECTRONICS -- 6.6%
     *26,500  Advanced Micro Devices, Inc.............         766,843
      40,400  AMP, Inc................................       2,103,325
     *68,000  Applied Materials, Inc..................       2,902,750
       8,300  EG&G, Inc...............................         230,843
      81,000  Emerson Electric Company................       5,067,562
     602,500  General Electric Company................      61,492,656
     306,700  Intel Corporation.......................      36,363,118
      15,600  Johnson Controls, Inc...................         920,400

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------

COMMON STOCKS -- (CONTINUED)
            ELECTRONICS -- (CONTINUED)

     *16,000  KLA-Tencor Corporation..................  $      694,000
     *25,900  LSI Logic Corporation...................         417,637
     *39,200  Micron Technology, Inc..................       1,982,050
     *30,300  National Semiconductor Corporation......         409,050
     *34,600  Silicon Graphics, Inc...................         445,475
      21,600  Solectron Corporation...................       2,007,450
       8,700  Tektronix, Inc..........................         261,543
     *71,800  Texas Instruments, Inc..................       6,143,387
      10,200  Thomas & Betts Corporation..............         441,787
                                                        --------------
                                                           122,649,876
                                                        --------------
              ENERGY & SERVICES -- 5.8%
      16,900  Amerada Hess Corporation................         840,775
      22,100  Anadarko Petroleum Corporation..........         682,337
      18,200  Apache Corporation......................         460,687
      13,900  Ashland, Inc............................         672,412
      59,100  Atlantic Richfield Company..............       3,856,275
      59,910  Baker Hughes, Inc.......................       1,059,658
      32,720  Burlington Resources, Inc...............       1,171,785
     120,400  Chevron Corporation.....................       9,985,675
      39,100  Coastal Corporation (The)...............       1,366,056
      17,700  Consolidated Natural Gas Company........         955,800
     447,300  Exxon Corporation.......................      32,708,812
      80,600  Halliburton Company.....................       2,387,775
      *9,300  Helmerich & Payne, Inc..................         180,187
       8,900  Kerr-McGee Corporation..................         340,425
     *11,200  McDermott International, Inc............         276,500
     143,700  Mobil Corporation.......................      12,519,862
      63,600  Occidental Petroleum Corporation........       1,073,250
     *19,600  Oryx Energy Company.....................         263,375
      46,800  Phillips Petroleum Company..............       1,994,850
     *15,300  Rowan Companies, Inc....................         153,000
     394,000  Royal Dutch Petroleum...................      18,862,750
      99,999  Schlumberger Ltd........................       4,612,453
      43,953  Sempra Energy...........................       1,115,307
      17,300  Sunoco, Inc.............................         623,881
      31,300  Tenneco, Inc............................       1,066,156
      98,600  Texaco, Inc.............................       5,213,475
      46,300  Union Pacific Resources Group, Inc......         419,593
      44,500  Unocal Corporation......................       1,298,843
      56,300  USX Corporation.........................       1,696,037
                                                        --------------
                                                           107,857,991
                                                        --------------
              FINANCIAL SERVICES -- 15.4%
      28,200  Aetna Inc...............................       2,217,225
     155,700  Allstate Corporation....................       6,013,912
      83,200  American Express Company................       8,507,200
      49,002  American General Corporation............       3,822,156
     199,375  American International Group, Inc.......      19,264,609
      32,050  Aon Corporation.........................       1,774,768
     132,926  Associates First Capital Corporation....       5,632,739
     215,156  Banc One Corporation....................      10,986,403
     139,700  Bank of New York Company, Inc. (The)....       5,622,925
     318,443  BankAmerica Corp........................      19,146,385
      54,000  BankBoston Corporation..................       2,102,625
      17,700  Bankers Trust New York Corp.............       1,512,243
      54,100  BB&T Corporation........................       2,180,906
      20,900  Bear Stearns Company, Inc...............         781,137
                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------

            FINANCIAL SERVICES -- (CONTINUED)

      12,100  Capital One Financial Corporation.......  $    1,391,500
      73,625  Charles Schwab Corporation..............       4,136,804
     155,600  Chase Manhattan Corporation.............      10,590,525
      30,900  Chubb Corporation (The).................       2,004,637
      40,200  CIGNA Corporation.......................       3,107,962
      31,700  Cincinnati Financial Corporation........       1,161,012
     420,605  Citigroup, Inc..........................      20,819,947
      28,850  Comerica, Inc...........................       1,967,209
      61,262  Conseco, Inc............................       1,872,319
      20,400  Countrywide Credit Industries, Inc......       1,023,825
      27,200  Equifax, Inc............................         929,900
     124,900  Federal Home Loan Mortgage                     8,048,243
               Corporation............................
     190,600  Federal National Mortgage Association...      14,104,400
      49,275  Fifth Third Bancorp.....................       3,513,923
     182,130  First Union Corporation.................      11,075,780
      43,300  Firstar Corporation.....................       4,026,900
     104,500  Fleet Financial Group, Inc..............       4,669,843
      46,600  Franklin Resources, Corp................       1,491,200
      10,500  Golden West Financial Corp..............         962,718
      88,799  Household International, Inc............       3,518,660
      38,860  Huntington Bancshares, Inc..............       1,168,228
      20,600  Jefferson-Pilot Corporation.............       1,545,000
      83,800  KeyCorp.................................       2,681,600
      21,300  Lehman Brothers Holdings, Inc...........         938,531
      19,500  Lincoln National Corporation............       1,595,343
      47,250  Marsh & McLennan Companies, Inc.........       2,761,171
      18,600  MBIA, Inc...............................       1,219,462
     138,375  MBNA Corporation........................       3,450,726
      47,900  Mellon Bank Corporation.................       3,293,125
      29,000  Mercantile Bancorp, Inc.................       1,337,625
      65,200  Merrill Lynch & Co., Inc................       4,352,100
      20,800  MGIC Investment Corp....................         828,100
      32,100  Morgan (J.P.) & Co., Inc................       3,372,506
     106,175  Morgan Stanley, Dean Witter, Discover          7,538,425
               and Co.................................
      60,500  National City Corporation...............       4,386,250
      20,600  Northern Trust Corporation..............       1,798,637
      55,400  PNC Bank Corp...........................       2,998,525
      13,900  Progressive Corp. of Ohio...............       2,354,312
      25,700  Provident Companies, Inc................       1,066,550
      26,050  Providian Financial Corporation.........       1,953,750
      40,700  Regions Financial Corporation...........       1,640,718
      19,900  Republic New York Corporation...........         906,693
      25,900  SAFECO Corp.............................       1,112,081
      30,900  SLM Holding Corporation.................       1,483,200
      44,480  St. Paul Companies, Inc.................       1,545,680
      29,700  State Street Corporation................       2,066,006
      32,000  Summit Bancorp..........................       1,398,000
      44,800  SunTrust Banks, Inc.....................       3,427,200
      49,050  Synovus Financial Corp..................       1,195,593
      27,100  Torchmark Corporation...................         956,968
      12,200  Transamerica Corporation................       1,409,100
     133,319  U.S. Bancorp............................       4,732,824
      25,000  Union Planters Corporation..............       1,132,812
      26,300  Unum Corporation........................       1,535,262
      37,300  Wachovia Corporation....................       3,261,418
     108,956  Washington Mutual, Inc..................       4,160,757

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD INDEX HLS FUND, INC.
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS -- (CONTINUED)
 DECEMBER 31, 1998

                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------

COMMON STOCKS -- (CONTINUED)
            FINANCIAL SERVICES -- (CONTINUED)

     297,800  Wells Fargo & Co........................  $   11,893,387
                                                        --------------
                                                           284,480,205
                                                        --------------
              FOOD, BEVERAGE & TOBACCO -- 7.1%
      87,900  Anheuser-Busch Companies, Inc...........       5,768,437
     108,702  Archer-Daniels-Midland Company..........       1,868,315
      52,600  Bestfoods...............................       2,800,950
      12,700  Brown-Forman Corporation Class B........         961,231
      82,500  Campbell Soup Company...................       4,537,500
     453,300  Coca-Cola Company, (The)................      30,314,437
      72,100  Coca-Cola Enterprises, Inc..............       2,577,575
      89,600  Conagra, Inc............................       2,822,400
       6,700  Coors (Adolph) Company Class B..........         378,131
      31,900  Fortune Brands, Inc.....................       1,008,837
      28,500  General Mills, Inc......................       2,215,875
      66,600  Heinz (H.J.) Company....................       3,771,225
      26,500  Hershey Foods Corporation...............       1,647,968
      74,400  Kellogg Company.........................       2,538,900
      59,900  Nabisco (RJR) Holdings Corp.............       1,778,281
     270,000  PepsiCo, Inc............................      11,053,125
     448,000  Philip Morris Co., Inc..................      23,968,000
      25,100  Quaker Oats Company (The)...............       1,493,450
      57,400  Ralston Purina Group....................       1,858,325
      89,500  Safeway, Inc............................       5,453,906
     167,800  Sara Lee Corporation....................       4,729,862
      72,500  Seagram Company Ltd. (The)..............       2,755,000
     *27,930  Tricon Global Restaurants, Inc..........       1,399,991
     117,800  Unilever United States Inc..............       9,770,037
      34,100  UST, Inc................................       1,189,237
      21,400  Wrigley, (Wm.) Jr. Co...................       1,916,637
                                                        --------------
                                                           130,577,632
                                                        --------------
              HEALTH CARE -- 12.7%
     278,900  Abbott Laboratories.....................      13,666,100
      12,100  Allergan, Inc...........................         783,475
     *15,900  ALZA Corporation........................         830,775
     242,200  American Home Products Corporation......      13,638,887
     *46,800  Amgen, Inc..............................       4,893,525
       9,900  Bard (C.R.), Inc........................         490,050
      10,200  Bausch & Lomb, Inc......................         612,000
      52,600  Baxter International, Inc...............       3,382,837
      45,300  Becton, Dickinson & Company.............       1,933,743
      20,600  Biomet, Inc.............................         829,150
     *72,100  Boston Scientific Corporation...........       1,933,181
     183,000  Bristol-Myers Squibb Company............      24,487,687
      36,851  Cardinal Health, Inc....................       2,796,069
     118,800  Columbia/HCA Healthcare Corporation.....       2,940,300
     202,300  Eli Lilly and Company...................      17,979,412
      27,700  Guidant Corporation.....................       3,053,925
      85,700  HBO & Company...........................       2,458,518
     *20,200  HCR Manor Care, Inc.....................         593,375
     *77,500  HealthSouth Corp........................       1,196,406
     *30,700  Humana, Inc.............................         546,843
     247,400  Johnson & Johnson.......................      20,750,675
      21,800  Loews Corporation.......................       2,141,850
      13,500  Mallinckrodt, Inc.......................         415,968
      90,200  Medtronic, Inc..........................       6,697,350
     219,200  Merck & Co., Inc........................      32,373,100
                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------

            HEALTH CARE -- (CONTINUED)

       8,000  Millipore Corporation...................  $      227,500
      22,900  Pall Corporation........................         579,656
       9,100  Perkin-Elmer Corporation................         887,818
     238,800  Pfizer, Inc.............................      29,954,475
      93,400  Pharmacia & Upjohn, Inc.................       5,288,775
      44,500  Pioneer Hi-Bred International, Inc......       1,201,500
     270,100  Schering-Plough Corporation.............      14,923,025
      47,100  Service Corporation International.......       1,792,743
       5,000  Shared Medical Systems Corporation......         249,375
     *15,500  St. Jude Medical, Inc...................         429,156
      42,250  SunAmerica, Inc.........................       3,427,531
     *56,700  Tenet Healthcare Corporation............       1,488,375
      34,200  United Healthcare Corporation...........       1,472,737
     150,800  Warner-Lambert Company..................      11,338,275
                                                        --------------
                                                           234,686,142
                                                        --------------
              INDUSTRIAL MATERIALS -- 3.2%
      42,600  Air Products & Chemicals, Inc...........       1,704,000
      41,900  Alcan Aluminum Ltd......................       1,133,918
      36,200  Allegheny Teledyne Incorporated.........         739,837
      33,700  Aluminum Company of America.............       2,512,756
       7,400  Armstrong World Industries, Inc.........         446,312
       7,300  ASARCO, Inc.............................         109,956
      68,400  Barrick Gold Corp.......................       1,333,800
      42,300  Battle Mountain Gold Company............         174,487
       9,900  Bemis Company, Inc......................         375,581
     *23,900  Bethlehem Steel Corporation.............         200,162
      10,400  Boise Cascade Corporation...............         322,400
      17,700  Champion International Corporation......         716,850
      22,900  Crown Cork & Seal Company, Inc..........         705,606
      16,600  Cyprus Amax Minerals Company............         166,000
      40,700  Dow Chemical Company....................       3,701,156
     207,200  du Pont (E.I.) de Nemours & Company.....      10,994,550
      14,500  Eastman Chemical Company................         648,875
      23,700  Ecolab, Inc.............................         857,643
      26,700  Engelhard Corporation...................         520,650
      *6,400  FMC Corporation.........................         358,400
      30,500  Freeport-McMoRan Copper & Gold, Inc.....         318,343
      16,200  Georgia-Pacific Corporation.............         948,712
      13,400  Goodrich (B.F.) Co......................         480,725
     *13,900  Grace (W.R.) & Co.......................         218,056
      11,000  Great Lakes Chemical Corporation........         440,000
      18,500  Hercules, Inc...........................         506,437
      44,000  Homestake Mining Company................         404,250
      30,600  Inco Ltd................................         323,212
      56,600  International Paper Company.............       2,536,387
      40,700  James River Corporation of Virginia.....       1,628,000
      20,300  Louisiana-Pacific Corporation...........         371,743
      19,200  Mead Corporation (The)..................         562,800
     115,100  Monsanto Company........................       5,467,250
      22,300  Morton International, Inc...............         546,350
      12,200  Nalco Chemical Company..................         378,200
      30,793  Newmont Mining Corporation..............         556,198
      16,200  Nucor Corporation.......................         700,650
      *9,900  Owens Corning...........................         350,831
     *28,400  Owens-Illinois, Inc.....................         869,750
      10,900  Phelps Dodge Corporation................         554,537

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------

COMMON STOCKS -- (CONTINUED)
            INDUSTRIAL MATERIALS -- (CONTINUED)

      46,100  Placer Dome, Inc........................  $      530,150
       5,400  Potlatch Corporation....................         199,125
      32,700  PPG Industries, Inc.....................       1,904,775
      29,100  Praxair, Inc............................       1,025,775
      11,900  Reynolds Metals Company.................         626,981
      30,600  Rohm & Haas Company.....................         921,825
     *15,424  Sealed Air Corporation..................         787,588
      31,900  Sherman-Williams Company................         937,062
     *18,600  Sigma-Aldrich Corporation...............         546,375
      10,300  Temple-Inland, Inc......................         610,918
      12,900  Union Camp Corporation..................         870,750
      24,400  Union Carbide Corporation...............       1,037,000
      16,000  USX US Steel Group......................         368,000
      18,800  Westvaco Corporation....................         504,075
      36,700  Weyerhaeuser Company....................       1,864,818
      20,500  Willamette Industries, Inc..............         686,750
      17,000  Worthington Industries, Inc.............         212,500
                                                        --------------
                                                            59,519,837
                                                        --------------
              MANUFACTURING -- 2.1%
       5,300  Aeroquip-Vickers, Inc...................         158,668
      21,600  Avery Dennison Corporation..............         973,350
       5,700  Ball Corporation........................         260,775
      13,700  Case Corporation........................         298,831
      66,000  Caterpillar, Inc........................       3,036,000
      19,100  Cooper Industries, Inc..................         910,831
      42,600  Corning, Inc............................       1,917,000
      12,800  Crane Co................................         386,400
       7,700  Cummins Engine Company, Inc.............         273,350
      30,436  Dana Corporation........................       1,244,071
      24,800  Danaher Corporation.....................       1,346,950
      43,900  Deere & Company.........................       1,454,187
      41,000  Dover Corporation.......................       1,501,625
      13,300  Eaton Corporation.......................         940,143
       8,900  Harnischfeger Industries, Inc...........          90,668
      23,300  Honeywell, Inc..........................       1,754,781
      46,100  Illinois Tool Works, Inc................       2,673,800
      30,550  Ingersoll-Rand Company..................       1,433,940
       7,300  Milacron, Inc...........................         140,525
      73,800  Minnesota Mining and Manufacturing             5,249,025
               Company................................
       1,500  NACCO Industries, Inc...................         138,000
     *12,400  Navistar International Corporation......         353,400
      14,300  PACCAR, Inc.............................         588,087
      20,250  Parker Hannifin Corporation.............         663,187
      16,300  Stanley Works (The).....................         452,325
      29,200  Thermo Electron Corporation.............         494,575
      11,500  Timken Company (The)....................         217,062
     118,544  Tyco International, Ltd.................       8,942,663
                                                        --------------
                                                            37,894,219
                                                        --------------
              MEDIA & SERVICES -- 4.9%
    *105,200  AirTouch Communications, Inc............       7,587,550
      84,700  America Online, Inc.....................      12,260,325
    *129,900  CBS Corporation.........................       4,254,225
     *48,400  Clear Channel Communications............       2,637,800
      67,800  Comcast Corporation Class A.............       3,979,012
      17,200  Dow Jones & Company, Inc................         827,750
                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------

            MEDIA & SERVICES -- (CONTINUED)

      30,700  Dun & Bradstreet Corporation (The)......  $      968,968
      51,800  Gannett Co., Inc........................       3,428,512
      13,100  Harcourt General, Inc...................         696,756
      29,500  IMS Health, Inc.........................       2,225,406
      25,150  Interpublic Group of Companies, Inc.....       2,005,712
     *13,500  King World Productions, Inc.............         397,406
      14,400  Knight-Ridder, Inc......................         736,200
     *18,300  McGraw-Hill Companies, Inc. (The).......       1,864,312
    *112,000  MediaOne Group, Inc.....................       5,264,000
       9,700  Meredith Corporation....................         367,387
     *33,600  New York Times Company (The) - Class           1,165,500
               A......................................
     *31,300  Omnicom Group, Inc......................       1,815,400
      98,900  TCI Communications, Inc.................       5,470,406
     225,500  Time Warner, Inc........................      13,995,093
      14,600  Times Mirror Co. - Class A..............         817,600
     *21,800  Tribune Company.........................       1,438,800
     *65,700  Viacom, Inc. - Class B..................       4,861,800
     377,000  Walt Disney Company (The)...............      11,310,000
                                                        --------------
                                                            90,375,920
                                                        --------------
              REAL ESTATE -- 0.0%
       7,900  Pulte Corporation.......................         219,718
                                                        --------------
              RETAIL -- 7.1%
      45,300  Albertson's, Inc........................       2,885,043
      13,100  American Greetings Corporation..........         537,918
      50,200  American Stores Company.................       1,854,262
     *28,000  AutoZone, Inc...........................         922,250
      18,200  Circuit City Stores, Inc................         908,862
     *20,200  Consolidated Stores, Inc................         407,787
     *39,700  Costco Companies, Inc...................       2,865,843
      71,600  CVS Corporation.........................       3,938,000
      80,600  Dayton-Hudson Corp......................       4,372,550
      19,700  Dillard's, Inc. - Class A...............         558,987
      33,948  Dollar General Corporation..............         802,021
     *37,600  Federated Department Stores, Inc........       1,637,950
     106,475  Gap, Inc. (The).........................       5,989,218
       7,100  Great Atlantic & Pacific Tea Company,            210,337
               Inc....................................
      24,450  Hasbro, Inc.............................         883,256
     287,300  Home Depot, Inc. (The)..................      17,579,168
       6,800  Jostens, Inc............................         178,075
     *90,700  KMart Corp..............................       1,388,843
     *29,100  Kohl's Corp.............................       1,787,831
     *47,100  Kroger Company (The)....................       2,849,550
      41,800  Limited, Inc. (The).....................       1,217,425
      12,200  Liz Claiborne, Inc......................         385,062
       7,100  Longs Drug Store, Inc...................         266,250
      64,700  Lowe's Companies, Inc...................       3,311,831
      52,900  Mattel, Inc.............................       1,206,781
      43,000  May Department Stores Company...........       2,596,125
     124,400  McDonald's Corporation..................       9,532,150
     *28,200  Meyer, Fred Inc.........................       1,699,050
      52,900  NIKE, Inc. Class B......................       2,145,756
      27,400  Nordstrom, Inc..........................         950,437
      46,600  Penney (J.C.) Company, Inc..............       2,184,375
      11,700  Pep Boys - Manny, Moe & Jack............         183,543
     *10,400  Reebok International Ltd................         154,700

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD INDEX HLS FUND, INC.
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS -- (CONTINUED)
 DECEMBER 31, 1998

                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------

COMMON STOCKS -- (CONTINUED)
            RETAIL -- (CONTINUED)

      47,400  Rite Aid Corporation....................  $    2,349,262
      70,400  Sears, Roebuck & Co.....................       2,992,000
     *57,600  Staples, Inc............................       2,516,400
      18,600  Tandy Corporation.......................         766,087
      59,100  TJX Companies, Inc. (The)...............       1,713,900
     *48,200  Toys R Us, Inc..........................         813,375
     414,500  Wal-Mart Stores, Inc....................      33,755,843
      91,400  Walgreen Co.............................       5,352,612
      22,900  Wendy's International, Inc..............         499,506
      27,300  Winn-Dixie Stores, Inc..................       1,225,087
                                                        --------------
                                                           130,375,308
                                                        --------------
              SOFTWARE & SERVICES -- 5.4%
      12,300  Adobe Systems Incorporated, Inc.........         575,025
       8,600  Autodesk, Inc...........................         367,112
      55,300  Automatic Data Processing, Inc..........       4,434,368
     *39,700  BMC Software, Inc.......................       1,769,131
     *13,500  Ceridan Corporation.....................         942,468
      98,850  Computer Associates International,             4,213,481
               Inc....................................
     *29,100  Computer Sciences Corp..................       1,875,131
      35,400  Compuware Corporation...................       2,765,625
      90,500  Electronic Data Systems Corporation.....       4,547,625
      81,400  First Data Corporation..................       2,579,362
    *458,800  Microsoft Corporation...................      63,629,825
     *64,700  Novell, Inc.............................       1,172,687
    *178,550  Oracle Corporation......................       7,699,968
     *49,600  Parametric Technology Corporation.......         812,200
     *30,000  Paychex, Inc............................       1,543,125
     *42,700  PeopleSoft, Inc.........................         808,631
                                                        --------------
                                                            99,735,764
                                                        --------------
              TRANSPORTATION -- 1.0%
     *33,600  AMR Corporation.........................       1,995,000
      86,200  Burlington Northern Santa Fe                   2,909,250
               Corporation............................
      40,400  CSX Corporation.........................       1,676,600
      26,200  Delta Air Lines, Inc....................       1,362,400
     *27,060  FDX Corporation.........................       2,408,340
      60,300  Laidlaw, Inc............................         606,768
      69,700  Norfolk Southern Corporation............       2,208,618
      13,200  Ryder System, Inc.......................         343,200
     *61,600  Southwest Airlines Co...................       1,382,150
      45,500  Union Pacific Corporation...............       2,050,343
     *16,100  US Airways Group, Inc...................         837,200
                                                        --------------
                                                            17,779,869
                                                        --------------
              UTILITIES -- 10.7%
     *33,100  Aes Corporation (The)...................       1,568,112
      50,400  Alltel Corp.............................       3,014,550
      25,300  Ameren Corporation......................       1,079,993
      35,000  American Electric Power Co., Inc........       1,647,187
     202,700  Ameritech Corporation...................      12,846,112
     332,100  AT&T Corp...............................      24,990,525
      27,200  Baltimore Gas & Electric Company........         839,800
     285,262  Bell Atlantic Corporation...............      16,206,447
     359,800  BellSouth Corp..........................      17,945,025
      27,800  Carolina Power & Light Company..........       1,308,337
      39,000  Central & South West Corp...............       1,070,062
      29,100  CINergy Corp............................       1,000,312
                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------

            UTILITIES -- (CONTINUED)

     *15,400  Columbia Gas System, Inc................  $      889,350
      43,300  Consolidated Edison Company of New York,       2,289,487
               Inc....................................
      36,100  Dominion Resources, Inc.................       1,687,675
      26,800  DTE Energy Company......................       1,149,050
      66,352  Duke Energy Corporation.................       4,250,675
       3,800  Eastern Enterprises.....................         166,250
      65,000  Edison International....................       1,811,875
      60,900  Enron Corp..............................       3,475,106
      45,400  Entergy Corporation.....................       1,413,075
      43,500  FirstEnergy Corp........................       1,416,468
      33,500  FPL Group, Inc..........................       2,064,437
      31,500  Frontier Corporation....................       1,071,000
      23,600  GPU, Inc................................       1,042,825
    *177,400  GTE Corporation.........................      11,963,412
      52,392  Houston Industries, Inc.................       1,683,093
    *337,399  MCI WorldCom, Inc.......................      24,208,378
      21,100  New Century Energies, Inc...............       1,028,625
      52,700  Nextel Communications, Inc..............       1,245,037
     *34,500  Niagara Mohawk Power Corporation........         556,312
       8,900  NICOR, Inc..............................         376,025
      27,700  Northern States Power Company...........         768,675
       5,900  ONEOK, Inc..............................         213,137
      54,500  PacifiCorp..............................       1,147,906
      40,900  Peco Energy Company.....................       1,702,462
       6,600  Peoples Energy Corporation..............         263,175
      70,200  PG&E Corp...............................       2,211,300
      27,600  PP&L Resources Inc......................         769,350
      41,900  Public Service Enterprise Group, Inc....       1,676,000
     359,720  SBC Communications, Inc.................      19,289,985
      20,300  Sonat, Inc..............................         549,368
     128,100  Southern Company........................       3,722,906
      79,300  Sprint Corporation (FON Group)..........       6,671,112
      51,915  Texas Utilities Company.................       2,423,781
      92,143  U.S. West, Inc..........................       5,954,741
      40,000  Unicom Corporation......................       1,542,500
      78,700  Williams Companies, Inc.................       2,454,456
                                                        --------------
                                                           198,665,471
                                                        --------------
              WASTE MANAGEMENT -- 0.3%
      32,000  Browning-Ferris Industries, Inc.........         910,000
     105,682  Waste Management, Inc...................       4,927,555
                                                        --------------
                                                             5,837,555
                                                        --------------
              Total common stocks.....................  $1,840,229,311
                                                        --------------
                                                        --------------

 PRINCIPAL
   AMOUNT
------------
SHORT-TERM SECURITIES -- 0.8%
              U.S. TREASURY BILL -- 0.2%
$    200,000     3.78% due 01/07/99...................  $      199,874
     450,000     3.90% due 01/07/99...................         449,718
     300,000     3.99% due 01/21/99...................         299,335
     400,000     4.32% due 01/21/99...................         399,040
     200,000    4.355% due 01/21/99...................         199,516
     500,000     4.41% due 01/21/99...................         498,775
     150,000    4.415% due 01/21/99...................         149,632
     200,000     4.43% due 01/21/99...................         199,507

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 PRINCIPAL                                                  MARKET
   AMOUNT                                                   VALUE
------------                                            --------------

SHORT-TERM SECURITIES -- (CONTINUED)
            U.S. TREASURY BILL -- (CONTINUED)

$  1,250,000    4.455% due 01/21/99...................  $    1,246,906
     500,000     4.52% due 01/21/99...................         498,744
                                                        --------------
                                                             4,141,047
                                                        --------------
              REPURCHASE AGREEMENT -- 0.6%
  11,733,000  Interest in $121,902,000 joint            $   11,733,000
              repurchase agreement dated 12/31/98 with
              State Street Bank 4.750% due 01/04/99;
              maturity amount $11,739,192
              (Collateralized by $121,902,000 U.S.
              Treasury Bonds 8.125% due 05/15/21).....
                                                        --------------
              Total short-term securities.............  $   15,874,047
                                                        --------------
                                                        --------------

                                                     MARKET
                                                      VALUE
                                                 ---------------
DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost
 $1,224,734,388)........................   99.7% $1,840,229,311
Total short-term securities (cost
 $15,874,047)...........................    0.8      15,874,047
                                          -----  ---------------
Total investment in securities
 (total cost $1,240,608,435)............  100.5   1,856,103,358
Cash, receivables and other assets......    0.7      12,955,820
Payable for securities purchased........   (1.2)    (22,930,827 )
Other liabilities.......................   (0.0)        (11,131 )
                                          -----  ---------------
Net assets (applicable to $3.570452 per
 share based on 517,054,136 shares
 outstanding)...........................  100.0% $1,846,117,220
                                          -----  ---------------
                                          -----  ---------------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.10 per share;
 authorized 1,000,000,000 shares; outstanding
 517,054,136 shares...............................  $   51,705,414
Capital surplus...................................   1,146,503,103
Accumulated undistributed net investment income...       3,697,905
Accumulated undistributed net realized gain on
 investments......................................      28,710,790
Unrealized appreciation of futures contracts**....           5,085
Unrealized appreciation of investments............     615,494,923
                                                    --------------
Net assets, applicable to share outstanding.......  $1,846,117,220
                                                    --------------
                                                    --------------

  *  Non-income producing during period
 ** The Fund had 29 Standard & Poor's 500 March 1999 Futures contracts open as of December 31, 1998. These contracts had a value of $9,029,879 as of December 31, 1998 and were collateralized by various U.S. Treasury obligations with a market value of $4,150,000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND, INC.
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 DECEMBER 31, 1998

                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------
COMMON STOCKS -- 94.3%
              AUSTRALIA -- 4.6%
     852,495  AMP Ltd.**..............................  $   10,810,674
   1,814,653  Australia & New Zealand Banking.........      11,887,219
     503,808  News Corp. Ltd..........................       3,331,188
   5,664,196  Pasminco Ltd............................       4,307,996
     318,762  Rio Tinto PLC...........................       3,784,209
     230,000  Schlumberger Ltd........................      10,608,750
    *833,178  Telstra Corporation Ltd.................       3,899,220
   2,103,846  WMC Ltd.................................       6,348,841
                                                        --------------
                                                            54,978,097
                                                        --------------
              BRAZIL -- 0.4%
    *128,700  Embratel Participacoes S.A..............       1,793,756
     *76,200  Telesp Celular Participacoes S.A........       1,333,500
  72,500,000  Telesp Participacoes S.A................       1,650,184
                                                        --------------
                                                             4,777,440
                                                        --------------
              CANADA -- 0.5%
     112,900  Canadian National Railway Company.......       5,856,687
                                                        --------------
              CHINA -- 1.4%
     863,000  Cheung Kong Holdings Ltd................       6,210,416
     *49,700  China Telecom (Hong Kong) Ltd...........       1,727,075
  *1,510,100  China Telecom (Hong Kong) Ltd...........       2,612,014
     786,000  Sun Hung Kai Properties.................       5,732,394
                                                        --------------
                                                            16,281,899
                                                        --------------
              DENMARK -- 1.4%
     191,380  Unidanmark AS- A Shares (Reg.)..........      17,290,619
                                                        --------------
              FINLAND -- 2.1%
     451,250  Metsa-Serla Class B Shares..............       3,698,559
     172,340  Nokia AB OYJ Class A Shares.............      21,103,041
                                                        --------------
                                                            24,801,600
                                                        --------------
              FRANCE -- 15.0%
      55,317  AGF-Assurance Generale de France........       3,305,547
     156,610  Alcatel.................................      19,176,707
     118,300  AXA.....................................      17,154,110
     291,371  Banque National de Paris................      24,004,429
      73,230  Casino Guichard-Perrachon S.A...........       7,629,752
      62,909  Compagnie de Saint-Gobain S.A...........       8,885,630
     163,490  Compagnie Financiere de Paribas.........      14,215,356
      75,340  Elf Aquitaine...........................       8,712,776
      95,470  France Telecom S.A......................       7,588,367
      11,780  Groupe Danone...........................       3,374,144
      78,220  Renault S.A.............................       3,514,713
      77,868  Rhone-Poulenc - Class A Shares..........       4,009,095
      49,330  Suez Lyonnaise des Eaux.................      10,137,980
     164,903  Total S.A. - Class B Shares.............      16,708,729
     120,890  Vivendi.................................      31,380,280
                                                        --------------
                                                           179,797,615
                                                        --------------
              GERMANY -- 7.2%
      14,080  Allianz AG..............................       5,241,350
     242,950  Bayer AG................................      10,203,600
     *89,810  DaimlerChrysler AG......................       8,924,246
     443,360  Hoechst AG..............................      18,341,066
      21,410  Karstadt AG.............................      11,209,390
     172,650  Mannesmann AG...........................      19,980,659

                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------

            GERMANY -- (CONTINUED)

     193,500  Siemens AG..............................  $   12,721,664
                                                        --------------
                                                            86,621,975
                                                        --------------
              GREECE -- 0.2%
     101,500  Panafon S.A.**..........................       2,718,345
                                                        --------------
              IRELAND -- 0.0%
           2  Smurfit (Jefferson) Group...............               3
                                                        --------------
              ITALY -- 3.9%
   2,068,500  Banca Commerciale Italiana S.p.A........      14,301,053
   2,081,900  ENI S.p.A...............................      13,636,134
   2,190,300  Telecom Italia S.p.A....................      18,729,680
                                                        --------------
                                                            46,666,867
                                                        --------------
              JAPAN -- 10.8%
      70,700  Advantest Corporation...................       4,487,829
   1,619,000  Asahi Bank Ltd..........................       5,942,253
     139,000  Bridgestone Corp........................       3,160,866
   1,103,000  Fuji Bank, Ltd..........................       4,067,923
     142,000  Fuji Machine Manufacturing Co...........       4,494,284
     192,000  Fuji Photo Film Co., Ltd................       7,149,151
     159,000  Kao Corporation.........................       3,594,522
      54,500  Mabuchi Motor Co., Ltd..................       4,179,425
     182,700  Matsumotokiyoshi........................       7,078,218
      60,000  Matsushita Communication Industrial Co.,       2,835,191
               Ltd....................................
     488,000  NEC Corporation.........................       4,499,426
      75,300  Nichiei Co., Ltd........................       6,008,159
       2,120  NTT Mobile Communication Network,              8,739,624
               Inc.**.................................
     813,000  Olympus Optical Co., Ltd................       9,362,754
      88,000  Rohm Company Ltd........................       8,027,900
   1,968,000  Sakura Bank Ltd.........................       4,518,859
     169,100  Sony Corporation........................      12,338,074
      81,000  Takeda Chemical Industries Ltd..........       3,123,764
      46,400  Takefuji Corp...........................       3,393,719
     279,000  Tokyo Style Co..........................       2,829,659
   2,145,000  Toshiba Corporation.....................      12,798,123
      99,000  Uni-Charm Corp..........................       4,651,735
      76,000  Yamanouchi Pharmaceuticals Co., Ltd.....       2,452,555
                                                        --------------
                                                           129,734,013
                                                        --------------
              MEXICO -- 0.3%
      64,600  Telefonos de Mexico S.A. ADR............       3,145,212
                                                        --------------
              NETHERLANDS -- 7.6%
      67,800  Aegon N.V...............................       8,331,084
     229,300  Gucci Group N.V.........................      11,149,712
     167,857  ING Groep N.V...........................      10,241,356
     133,800  Koninklijke Ahold N.V...................       4,947,982
     278,300  Philips Electronics N.V.................      18,685,137
     114,200  Royal Dutch Petroleum Company...........       5,689,711
     *69,000  STMicroelectronics N.V..................       5,386,312
     350,337  TNT Post Group N.V......................      11,294,159
     182,900  Unilever N.V. - CVA.....................      15,642,324
                                                        --------------
                                                            91,367,777
                                                        --------------
              SOUTH AFRICA -- 0.0%
      27,600  De Beers-Centenary Linked-UT............         351,943
                                                        --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------

COMMON STOCKS -- (CONTINUED)

              SPAIN -- 3.3%
     121,500  Banco Santander S.A.....................  $    2,418,144
     808,700  ENDESA - Empresa Nacional de                  21,460,116
               Electricidad S.A.......................
      69,700  Repsol S.A..............................       3,723,792
      87,589  Telefonica S.A..........................      11,857,420
                                                        --------------
                                                            39,459,472
                                                        --------------
              SWEDEN -- 4.4%
      71,120  Hennes & Mauritz AB.....................       5,808,549
   1,612,460  Nordbanken Holding AB...................      10,344,517
     566,310  Pharmacia & Upjohn......................      31,719,623
     201,160  Telefonaktiebolaget LM Ericsson Class B        4,789,794
               Shares.................................
                                                        --------------
                                                            52,662,483
                                                        --------------
              SWITZERLAND -- 4.9%
       8,170  Holderbank Financiere Glarus AG                9,672,074
               (Bearer)...............................
       3,129  Nestle S.A..............................       6,811,672
       4,480  Novartis................................       8,806,813
         930  Roche Holdings AG Genusss...............      11,348,383
      30,060  Swisscom AG.............................      12,584,438
      32,610  UBS AG..................................      10,019,366
                                                        --------------
                                                            59,242,746
                                                        --------------
              TAIWAN -- 0.6%
    *428,040  Taiwan Semiconductor ADR................       6,072,817
                                                        --------------
              UNITED KINGDOM -- 25.7%
     620,200  Allied Domecq PLC.......................       5,639,269
   1,198,311  Allied Irish Banks PLC..................      21,333,115
     774,300  Bank of Scotland........................       9,249,849
   2,175,800  Billiton PLC............................       4,326,013
     768,500  BOC Group PLC...........................      11,251,942
   1,731,300  British American Tobacco PLC............      15,367,658
   1,266,218  British Petroleum Co., PLC..............      18,897,392
     736,500  British Telecommunications PLC..........      11,083,636
    *474,700  Cable & Wireless PLC....................       4,339,981
     525,300  Cadbury Schweppes PLC...................       8,949,696
   1,652,300  Compass Group PLC.......................      18,913,778
     812,392  Diageo PLC..............................       9,130,445
     437,200  Glaxo Wellcome PLC......................      14,991,983
      95,079  Granada Group PLC.......................       1,687,121
     209,500  Great Universal Stores PLC..............       2,194,222
     210,200  HSBC Holdings PLC.......................       5,725,090
     164,700  Imperial Chemical Industries PLC........       1,422,204
     662,400  National Westminster Bank PLC...........      12,762,326
   1,527,700  Next PLC................................      12,403,917
     665,600  Orange PLC..............................       7,724,288
     184,800  Powergen PLC............................       2,435,163
   2,132,000  Rentokil Initial PLC....................      15,944,755
   1,102,800  Scottish Power PLC......................      11,293,427
   3,154,400  Siebe PLC...............................      12,385,961
   1,982,616  SmithKline Beecham PLC..................      27,824,326
     935,800  Standard Chartered PLC..................      10,805,465
   1,398,400  Vodafone Group PLC......................      22,661,639
     156,900  Zeneca Group PLC........................       6,852,565
                                                        --------------
                                                           307,597,226
                                                        --------------
              Total common stocks.....................  $1,129,424,836
                                                        --------------
                                                        --------------

 PRINCIPAL                                                  MARKET
   AMOUNT                                                   VALUE
------------                                            --------------
SHORT-TERM SECURITIES -- 5.6%
              U.S. TREASURY BILLS -- 0.3%
$  2,200,000  3.59% due 01/14/99......................  $    2,197,147
              U.S. TREASURY BILLS
   1,000,000  3.800% due 01/14/99.....................         998,627
                                                        --------------
                                                             3,195,774
                                                        --------------
              REPURCHASE AGREEMENT -- 5.3%
  63,893,000  Interest in $1,162,198,000 joint              63,893,000
              repurchase agreement dated 12/31/98 with
              State Street Bank 4.773% due 01/04/99;
              maturity amount $63,926,885
              (Collateralized by $469,031,000 U.S.
              Treasury Notes 4.00% - 7.775% due
              10/31/99 - 02/15/07, $278,664,000 U.S.
              Treasury Bonds 7.875% - 12.75% due
              11/15/10 - 02/15/21, $414,503,000 U.S.
              Treasury Strips (principal) 0.00% due
              02/15/19 - 08/15/21)....................
                                                        --------------
              Total short-term securities.............  $   67,088,774
                                                        --------------
                                                        --------------

                                                     MARKET
                                                     VALUE
                                                 --------------
DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost
 $984,281,196)..........................   94.3% $1,129,424,836
Total short-term securities (cost
 $67,088,774)...........................    5.6      67,088,774
                                          -----  --------------
Total investment in securities (total
 cost $1,051,369,970)...................   99.9   1,196,513,610
Cash, receivables and other assets......    0.3       3,603,264
Payable for securities purchased........   (0.1)     (1,092,350)
Payable for Fund shares redeemed........   (0.0)       (493,224)
Other liabilities.......................   (0.1)     (1,174,718)
                                          -----  --------------
Net assets..............................  100.0% $1,197,356,582
                                          -----  --------------
                                          -----  --------------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.10 per share;
 authorized 1,500,000,000 shares; outstanding
 883,944,044 shares...............................  $   88,394,404
Capital surplus...................................     993,280,846
Accumulated undistributed net investment income...         958,685
Distribution in excess of net realized gain on
 investments......................................     (29,362,842)
Unrealized appreciation of investments............     145,143,640
Unrealized depreciation of forward foreign
 currencies contracts (Note 2)***.................      (1,092,350)
Unrealized appreciation of other assets and
 liabilities in foreign currencies................          34,199
                                                    --------------
Net assets........................................  $1,197,356,582
                                                    --------------
                                                    --------------

Class IA
Net asset value per share ($1,196,693,803
  DIVIDED BY 883,262,316 shares outstanding)......  $1.35
                                                    -----
                                                    -----
Class IB
Net asset value per share ($662,779  DIVIDED BY
 681,728 shares outstanding)......................  $0.97
                                                    -----
                                                    -----

* Non-income producing during period
**Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1998, the market value of these securities amounted to $22,268,643 or 1.86% of net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND, INC.
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS -- (CONTINUED)
 DECEMBER 31, 1998

     ***FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 1998

                                    TOTAL        AGGREGATE     DELIVERY      UNREALIZED
DESCRIPTION                     MARKET VALUE     FACE VALUE      DATE      (DEPRECIATION)
------------------------------  -------------   ------------   ---------   ---------------
Japanese Yen (Sell)              $ 5,641,332    $  5,567,240   01/13/99      $   (74,092)
Japanese Yen (Sell)               16,278,927      15,318,960   01/13/99         (959,967)
Japanese Yen (Sell)               10,312,031      10,253,740   01/13/99          (58,291)
                                                                           ---------------
                                                                             $(1,092,350)
                                                                           ---------------
                                                                           ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD DIVIDEND AND GROWTH HLS FUND, INC.
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 DECEMBER 31, 1998

                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------
COMMON STOCKS -- 96.5%
              AEROSPACE & DEFENSE -- 2.7%
     264,600  Northrop Grumman Corporation............  $   19,348,875
     582,600  United Technologies Corporation.........      63,357,750
                                                        --------------
                                                            82,706,625
                                                        --------------
              COMPUTERS & OFFICE
              EQUIPMENT -- 1.2%
    *304,200  Xerox Corporation.......................      35,895,600
                                                        --------------
              CONSUMER DURABLES -- 3.6%
     533,100  Cooper Tire & Rubber Company............      10,895,231
     622,200  Ford Motor Company......................      36,515,362
     395,600  General Motors Corporation..............      28,310,125
     156,900  Genuine Parts Company...................       5,246,343
    *229,400  Newell Co...............................       9,462,750
     318,400  TRW, Inc................................      17,890,120
                                                        --------------
                                                           108,319,931
                                                        --------------
              CONSUMER NON-DURABLES -- 3.2%
     199,200  Clorox Company (The)....................      23,269,050
     400,000  Colgate-Palmolive Company...............      37,150,000
     693,600  Kimberly-Clark Corporation..............      37,801,200
                                                        --------------
                                                            98,220,250
                                                        --------------
              CONSUMER SERVICES -- 1.9%
     814,400  Eastman Kodak Company...................      58,636,800
                                                        --------------
              ELECTRONICS -- 5.2%
  *1,270,360  General Electric Company................     129,656,117
     134,800  Johnson Controls, Inc...................       7,953,200
     476,500  Thomas & Betts Corporation..............      20,638,406
                                                        --------------
                                                           158,247,723
                                                        --------------
              ENERGY & SERVICES -- 9.1%
     544,400  Amoco Corporation.......................      32,868,150
    *521,800  Chevron Corporation.....................      43,276,787
     285,900  Eni Ads.................................      19,369,725
     563,700  Mobil Corporation.......................      49,112,362
   1,124,900  Royal Dutch Petroleum...................      53,854,587
     772,306  Sunoco, Inc.............................      27,851,285
   1,156,200  USX Corporation.........................      34,830,525
     448,400  Wisconsin Energy Corporation............      14,096,575
                                                        --------------
                                                           275,259,996
                                                        --------------
              FINANCIAL SERVICES -- 18.1%
     369,300  CIGNA Corporation.......................      28,551,506
   2,308,000  Citigroup, Inc..........................     114,246,000
     501,700  Edwards (A.G.) & Sons, Inc..............      18,688,325
     364,700  EXEL Limited............................      27,352,500
   1,176,200  Federal National Mortgage Association...      87,038,800
     768,850  Marsh & McLennan Companies, Inc.........      44,929,671
     565,700  National City Corporation...............      41,013,250
   1,375,700  Pacific Century Financial Corporation...      33,532,687
     766,300  Pinnacle West Capital Corporation.......      32,471,962
     327,800  Republic New York Corporation...........      14,935,387
  *2,602,000  U.S. Bancorp............................      92,371,000
     188,200  Wachovia Corporation....................      16,455,737
                                                        --------------
                                                           551,586,825
                                                        --------------
              FOOD, BEVERAGE & TOBACCO -- 8.5%
     477,900  Anheuser-Busch Companies, Inc...........      31,362,187

                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------

            FOOD, BEVERAGE & TOBACCO -- (CONTINUED)

   1,258,975  Flowers Industries, Inc.................  $   30,136,714
     547,200  Heinz (H.J.) Company....................      30,985,200
   1,140,800  McCormick & Co., Inc....................      38,573,300
    *979,400  Nabisco Holdings Corporation............      40,645,100
   1,625,700  Philip Morris Co., Inc..................      86,974,950
                                                        --------------
                                                           258,677,451
                                                        --------------
              HEALTH CARE -- 12.5%
   1,017,800  Abbott Laboratories.....................      49,872,200
     830,700  American Home Products Corporation......      46,778,793
     382,200  Baxter International, Inc...............      24,580,237
     342,700  Bristol-Myers Squibb Company............      45,857,543
    *246,900  Merck & Co., Inc........................      36,464,043
   1,674,800  Pharmacia & Upjohn, Inc.................      94,835,550
   1,081,800  Warner-Lambert Company..................      81,337,837
                                                        --------------
                                                           379,726,203
                                                        --------------
              INDUSTRIAL MATERIALS -- 3.8%
     622,700  Abitibi-Consolidated, Inc...............       5,798,893
     215,500  Aluminum Company of America.............      16,068,218
     304,500  BOC Group PLC-Sponsored ADR.............       8,297,625
     167,900  Bowater, Inc............................       6,957,356
    *508,300  du Pont E.I. de Nemours & Company.......      26,971,668
     123,000  Imperial Chemical ADR...................       4,297,312
     171,900  Morton International, Inc...............       4,211,550
     315,300  Temple-Inland, Inc......................      18,701,231
     291,700  Weyerhaeuser Company....................      14,822,006
      96,200  Willamette Industries, Inc..............       3,222,700
     202,100  Witco Corporation.......................       3,220,968
                                                        --------------
                                                           112,569,527
                                                        --------------
              MANUFACTURING -- 0.9%
     159,300  Dana Corporation........................       6,511,387
    *306,800  Minnesota Mining and Manufacturng             21,821,150
              Company.................................
                                                        --------------
                                                            28,332,537
                                                        --------------
              MEDIA & SERVICES -- 1.3%
     608,800  Gannett Co., Inc........................      40,294,950
      31,066  Nielson Media Research Inc..............         559,188
                                                        --------------
                                                            40,854,138
                                                        --------------
              REAL ESTATE -- 2.3%
     496,800  Archstone Communities Trust.............      10,060,200
      89,300  Boston Properties, Inc..................       2,723,650
     331,200  Kimco Realty Corp. (REIT)...............      13,144,500
     414,000  Liberty Property Trust (SBI)............      10,194,750
     545,600  Spieker Properties, Inc. (REIT).........      18,891,400
     605,548  Starwood Hotels & Resorts...............      13,738,370
                                                        --------------
                                                            68,752,870
                                                        --------------
              RETAIL -- 2.4%
   1,219,000  May Department Stores Company...........      73,597,125
                                                        --------------
              UTILITIES -- 19.8%
     577,700  Ameritech Corporation...................      36,611,737
    *204,900  AT&T Corp...............................      15,418,725
   1,181,246  Bell Atlantic Corporation...............      67,109,538
   1,599,400  BellSouth Corp..........................      79,770,075
    *222,600  Columbia Gas System, Inc................      12,855,150

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD DIVIDEND AND GROWTH HLS FUND, INC.
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS -- (CONTINUED)
 DECEMBER 31, 1998

                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------

COMMON STOCKS -- (CONTINUED)
            UTILITIES -- (CONTINUED)

     696,700  DQE, Inc................................  $   30,611,256
    *263,800  Duke Energy Corporation.................      16,899,687
     694,100  El Paso Energy Corporation..............      24,163,356
   1,107,500  Endesa S.A..............................      29,902,500
     445,300  Enron Corp..............................      25,409,931
     728,600  GPU, Inc................................      32,195,012
    *328,781  MCI WorldCom, Inc.......................      23,590,036
     205,200  Montana Power Company...................      11,606,625
     664,800  Nipsco Industries, Inc..................      20,234,850
     864,200  Peco Energy Company.....................      35,972,325
     333,200  Powergen PLC Sponsored ADR..............      17,826,200
   1,091,600  SBC Communications, Inc.................      58,537,050
     420,200  Sprint Corporation (FON Group)..........      35,349,325
     324,000  Texas Utilities Company.................      15,126,750
     317,900  UtiliCorp United, Inc...................      11,662,956
                                                        --------------
                                                           600,853,084
                                                        --------------
              Total common stocks.....................  $2,932,236,685
                                                        --------------
                                                        --------------

 PRINCIPAL
   AMOUNT
------------
CONVERTIBLE CORPORATE BONDS -- 0.9%
              MEDIA & SERVICES -- 0.9%
              CBS Radio, Inc.**
$ 16,830,000    7.00% due 06/30/11....................  $   26,912,836
                                                        --------------
                                                        --------------

   SHARES
------------
CONVERTIBLE PREFERRED STOCKS -- 0.8%
              SOFTWARE & SERVICES -- 0.1%
      49,500  Microsoft Corporation...................  $    4,838,625
                                                        --------------
              UTILITIES -- 0.7%
     350,000  Qwest Trends Trust**....................      16,275,000
      65,400  Texas Utilities Co......................       3,686,925
                                                        --------------
                                                            19,961,925
                                                        --------------
              Total convertible preferred stocks......  $   24,800,550
                                                        --------------
                                                        --------------

 PRINCIPAL                                                  MARKET
   AMOUNT                                                   VALUE
------------                                            --------------
SHORT-TERM SECURITIES -- 2.9%
              REPURCHASE AGREEMENT
$ 88,513,000  Interest in $1,162,198,000 joint          $   88,513,000
              repurchase agreement dated 12/31/98 with
              State Street Bank 4.773% due 01/04/99;
              maturity amount $88,559,941
              (Collateralized by $469,031,000 U.S.
              Treasury Notes 4.00% - 7.775% due
              10/31/99 - 02/15/07, $278,664,000 U.S.
              Treasury Bonds 7.876% - 12.75% due
              11/15/10 - 02/15/21, $414,603,000 U.S.
              Treasury Strips (principal) 0.00% due
              02/15/19 - 08/15/21)....................
                                                        --------------
                                                        --------------

DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost
 $2,352,803,505)........................   96.5% $2,932,236,685
Total convertible corporate bonds (cost
 $17,066,825)...........................    0.9      26,912,836
Total convertible preferred stocks (cost
 $22,058,536)...........................    0.8      24,800,550
Total short-term securities (cost
 $88,513,000)...........................    2.9      88,513,000
                                          -----  ---------------
Total investment in securities
 (total cost $2,480,441,866)............  101.1   3,072,463,071
Cash, receivables and other assets......    0.4      13,306,760
Payable for securities purchased........   (1.5)    (44,767,218 )
Payable for Fund shares redeemed........   (0.0)       (172,927 )
Other liabilities.......................   (0.0)       (935,889 )
                                          -----  ---------------
Net assets..............................  100.0% $3,039,893,797
                                          -----  ---------------
                                          -----  ---------------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
 authorized 3,000,000,000 shares; outstanding
 1,411,611,945 shares.............................  $  141,161,195
Capital surplus...................................   2,192,005,280
Accumulated undistributed net investment income...       2,405,420
Accumulated undistributed net realized gain on
 investments......................................     112,538,201
Unrealized appreciation of investments............     592,021,205
Unrealized depreciation of option contracts
 written (See Note 2)***..........................        (237,504)
                                                    --------------
Net assets........................................  $3,039,893,797
                                                    --------------
                                                    --------------

Class IA
Net asset value per share ($3,031,293,305
  DIVIDED BY 1,403,061,074 shares outstanding)....  $2.16
                                                    -----
                                                    -----
Class IB
Net asset value per share ($8,600,492  DIVIDED BY
 8,550,871 shares outstanding)....................  $1.01
                                                    -----
                                                    -----

  *  Non-income producing during period
 ** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1998, the market value of these securities amounted to $43,187,836 or 1.4% of net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

   ***OPTION CONTRACTS WRITTEN -- NOTE 2 -- OUTSTANDING AT DECEMBER 31, 1998

                                  NUMBER OF      EXERCISE      EXPIRATION       MARKET
DESCRIPTION                       CONTRACTS        PRICE          DATE           VALUE
------------------------------  --------------   ---------   --------------   -----------
AT&T Corp.                             205          $ 69       January 1999   $   (14,137)
Chevron Corp.                          521            94       January 1999       (10,211)
Columbia Gas System Co. (The)          223            61       January 1999        (6,467)
du Pont (E.I.) de Nemours              508            60       January 1999       (22,225)
Duke Energy Corp.                      534            67       January 1999       (19,224)
General Electric Corp.                 635           110       January 1999       (63,500)
Merck & Co., Inc.                      246           162       January 1999       (16,964)
Minnesota Mining &
 Manufacturing                         306            85       January 1999        (7,650)
Nabisco Holdings Corp.                 574            43       January 1999       (84,952)
Newell Co.                           2,294            40       January 1999      (516,150)
U.S. Bancorp                         1,300            41       January 1999       (24,375)
Xerox                                  304           120       January 1999      (136,253)
                                                                              -----------
Total option contracts written
 (cost ($684,604))                                                            $  (922,108)
                                                                              -----------
                                                                              -----------

The securities underlying these option contracts are included in the Fund's Statement of Net Assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD INTERNATIONAL ADVISERS HLS FUND, INC.
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 DECEMBER 31, 1998

                                                             MARKET
    SHARES                                                   VALUE
--------------                                            ------------
COMMON STOCKS -- 52.9%
                AUSTRALIA -- 2.6%
      *114,212  AMP Ltd.***.............................  $  1,448,423
       242,737  Australia & New Zealand Banking.........     1,590,093
        67,392  News Corp. Ltd..........................       445,597
       747,683  Pasminco Ltd............................       568,662
        42,202  Rio Tinto PLC...........................       501,004
        30,800  Schlumberger Ltd........................     1,420,650
      *109,981  Telstra Corporation Ltd.................       514,704
       277,711  WMC Ltd.................................       838,057
                                                          ------------
                                                             7,327,190
                                                          ------------
                BRAZIL -- 0.2%
       *17,200  Embratel Participacoes S.A..............       239,725
       *10,200  Telesp Celular Participacoes S.A........       178,500
     9,400,000  Telesp Participacoes S.A................       213,955
                                                          ------------
                                                               632,180
                                                          ------------
                CANADA -- 0.3%
        14,700  Canadian National Railway Company.......       762,562
                                                          ------------
                CHINA -- 1.1%
       128,000  Cheung Kong Holdings Ltd................       921,127
        *6,900  China Telecom (Hong Kong) Ltd...........       239,775
      *200,100  China Telecom (Hong Kong) Ltd...........       346,112
        32,800  HSBC Holdings PLC.......................       817,139
       103,500  Sun Hung Kai Properties.................       754,838
                                                          ------------
                                                             3,078,991
                                                          ------------
                DENMARK -- 0.8%
        25,510  Unidanmark AS A Shares (Reg.)...........     2,304,753
                                                          ------------
                FINLAND -- 1.1%
        54,280  Metsa-Serla Class B Shares..............       444,892
        22,770  Nokia AB OYJ Class A Shares.............     2,788,187
                                                          ------------
                                                             3,233,079
                                                          ------------
                FRANCE -- 8.3%
         5,823  AGF-Assurance Generale de France........       347,961
        20,700  Alcatel.................................     2,534,690
        15,540  AXA.....................................     2,253,380
        39,040  Banque National de Paris................     3,216,287
         9,530  Casino Guichard-Perrachon S.A...........       992,920
         8,287  Compagnie de Saint-Gobain S.A...........     1,170,503
        21,900  Compagnie Financiere de Paribas.........     1,904,191
        10,090  Elf Aquitaine...........................     1,166,869
        12,790  France Telecom S.A......................     1,016,604
         1,550  Groupe Danone...........................       443,966
        10,430  Renault S.A.............................       468,658
        10,261  Rhone-Poulenc Class A Shares............       528,295
         6,610  Suez Lyonnaise des Eaux.................     1,358,444
        21,689  Total S.A. Class B Shares...............     2,197,629
        16,200  Vivendi.................................     4,205,149
                                                          ------------
                                                            23,805,546
                                                          ------------
                GERMANY -- 4.0%
         1,860  Allianz AG..............................       692,394
        31,800  Bayer AG................................     1,335,560
       *12,030  DaimlerChrysler AG......................     1,195,397
        58,030  Hoechst AG..............................     2,400,604
         2,835  Karstadt AG.............................     1,484,288
        23,530  Mannesmann AG...........................     2,723,109

                                                             MARKET
    SHARES                                                   VALUE
--------------                                            ------------

             GERMANY -- (CONTINUED)

       *25,810  Siemens AG..............................  $  1,696,879
                                                          ------------
                                                            11,528,231
                                                          ------------
                GREECE -- 0.1%
       *13,500  Panafon S.A.***.........................       361,553
                                                          ------------
                IRELAND -- 0.0%
             3  Smurfit (Jefferson) Group...............             5
                                                          ------------
                ITALY -- 2.2%
       274,200  Banca Commerciale Italiana S.p.A........     1,895,745
       270,900  ENI S.p.A...............................     1,774,354
       290,244  Telecom Italia S.p.A....................     2,481,936
                                                          ------------
                                                             6,152,035
                                                          ------------
                JAPAN -- 6.3%
        10,900  Advantest Corporation...................       691,900
       216,000  Asahi Bank Ltd..........................       792,789
        18,000  Bridgestone Corp........................       409,320
       147,000  Fuji Bank, Ltd..........................       542,143
        19,000  Fuji Machine Manufacturing Co...........       601,347
        26,000  Fuji Photo Film Co., Ltd................       968,114
        21,000  Kao Corporation.........................       474,748
         7,400  Mabuchi Motor Co., Ltd..................       567,481
        37,600  Matsumotokiyoshi........................     1,456,710
         8,000  Matsushita Communication Industrial Co.,       378,025
                 Ltd....................................
        65,000  NEC Corporation.........................       599,308
         8,800  Nichiei Co., Ltd........................       702,148
           290  NTT Mobile Communication Network,            1,195,514
                Inc.***.................................
       107,000  Olympus Optical Co., Ltd................     1,232,244
        12,000  Rohm Company Ltd........................     1,094,713
       262,000  Sakura Bank Ltd.........................       601,596
        23,400  Sony Corporation........................     1,707,338
        11,000  Takeda Chemical Industries Ltd..........       424,214
         6,200  Takefuji Corp...........................       453,471
        37,000  Tokyo Style Co..........................       375,259
       287,000  Toshiba Corporation.....................     1,712,383
        12,400  Uni-Charm Corp..........................       582,641
        10,000  Yamanouchi Pharmaceuticals Co., Ltd.....       322,704
                                                          ------------
                                                            17,886,110
                                                          ------------
                MEXICO -- 0.1%
         8,600  Telefonos de Mexico S.A. ADR............       418,712
                                                          ------------
                NETHERLANDS -- 4.2%
         8,900  Aegon N.V...............................     1,093,608
        30,300  Gucci Group N.V.........................     1,473,337
        22,491  ING Groep N.V...........................     1,372,229
        17,700  Koninklijke Ahold N.V...................       654,553
        36,900  Philips Electronics N.V.................     2,477,476
        14,900  Royal Dutch Petroleum Company ADR.......       742,352
        *9,200  STMicroelectronics N.V..................       718,175
        43,747  TNT Post Group N.V......................     1,410,315
        24,000  Unilever N.V.-CVA.......................     2,052,574
                                                          ------------
                                                            11,994,619
                                                          ------------
                SOUTH AFRICA -- 0.0%
         3,500  De Beers-Centenary Linked-UT............        44,622
                                                          ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                             MARKET
    SHARES                                                   VALUE
--------------                                            ------------

COMMON STOCKS -- (CONTINUED)

                SPAIN -- 2.0%
        16,300  Banco Santander S.A.....................  $    324,409
       107,100  ENDESA - Empresa Nacional de                 2,842,065
                 Electricidad S.A.......................
         9,200  Repsol S.A..............................       491,519
        10,000  Telef De Espana.........................         8,892
        10,000  Telefonica S.A..........................       445,334
       *11,452  Telefonica S.A..........................     1,550,252
                                                          ------------
                                                             5,662,471
                                                          ------------
                SWEDEN -- 2.4%
         9,420  Hennes & Mauritz AB.....................       769,355
       212,620  Nordbanken Holding AB...................     1,364,034
        75,480  Pharmacia & Upjohn......................     4,227,714
        26,930  Telefonakietebolaget LM Ericsson Class B       641,226
                 Shares.................................
                                                          ------------
                                                             7,002,329
                                                          ------------
                SWITZERLAND -- 2.7%
         1,090  Holderbank Financiere Glarus AG              1,290,399
                 (Bearer)...............................
           415  Nestle S.A..............................       903,433
           600  Novartis................................     1,179,483
           120  Roche Holdings AG Genusss...............     1,464,307
         3,650  Swisscom AG.............................     1,528,050
         4,310  UBS AG..................................     1,324,240
                                                          ------------
                                                             7,689,912
                                                          ------------
                TAIWAN -- 0.3%
       *58,145  Taiwan Semiconductor ADR................       824,932
                                                          ------------
                UNITED KINGDOM -- 14.2%
        83,100  Allied Domecq PLC.......................       755,600
       155,972  Allied Irish Banks PLC..................     2,776,715
       103,355  Bank of Scotland........................     1,234,687
       286,600  Billiton PLC............................       569,829
       102,500  BOC Group PLC...........................     1,500,747
       212,300  British American Tobacco PLC............     1,884,453
       169,625  British Petroleum Co., PLC..............     2,531,531
        90,900  British Telecommunications PLC..........     1,367,960
       *63,300  Cable & Wireless PLC....................       578,725
        70,400  Cadbury Schweppes PLC...................     1,199,426
       217,300  Compass Group PLC.......................     2,487,420
       107,194  Diageo PLC..............................     1,204,749
        54,600  Glaxo Wellcome PLC......................     1,872,283
        12,700  Granada Group PLC.......................       225,354
        27,833  Great Universal Stores PLC..............       291,512
        27,800  HSBC Holdings PLC.......................       757,171
        22,100  Imperial Chemical Industries PLC........       190,836
        88,700  National Westminster Bank PLC...........     1,708,964
       201,200  Next PLC................................     1,633,611
        89,200  Orange PLC..............................     1,035,166
        24,000  Powergen PLC............................       316,254
       285,600  Rentokil Initial PLC....................     2,135,939
       147,700  Scottish Power PLC......................     1,512,549
       422,600  Siebe PLC...............................     1,659,367
       265,606  SmithKline Beecham PLC..................     3,727,553
       123,100  Standard Chartered PLC..................     1,421,407
       187,300  Vodafone Group PLC......................     3,035,272
                                                             MARKET
    SHARES                                                   VALUE
--------------                                            ------------

                 UNITED KINGDOM -- (CONTINUED)

        21,600  Zeneca Group PLC........................  $    943,374
                                                          ------------
                                                            40,558,454
                                                          ------------
                Total common stocks.....................  $151,268,286
                                                          ------------
                                                          ------------

  PRINCIPAL
    AMOUNT
--------------
CORPORATE BONDS -- 0.9%
                COMPUTERS & EQUIPMENT -- 0.6%
$    1,500,000  Xerox                                     $    1,577,469
                  9.75% due 03/15/00....................
                                                          --------------
                FINANCIAL SERVICES -- 0.3%
       925,000  Ford Motor Credit                                948,345
                   7.5% due 04/03/00....................
                                                          --------------
                Total corporate bonds...................  $    2,525,814
                                                          --------------
                                                          --------------
ENHANCED EQUIPMENT TRUST CERTIFICATES -- 0.2%
       620,000  Daimler-Benz Vehicle Trust Series 1998-A  $      618,934
                 Class A4
                  5.23% due 12/20/01....................
                                                          --------------
                                                          --------------

     PRINCIPAL
       AMOUNT
(IN LOCAL CURRENCY)
--------------------
FOREIGN CORPORATE BONDS -- 1.8%
                       GERMANY -- 0.8%
        1,500,000      Deutsche Hypobank Frankfurt               $         929,616
                          4.5% due 08/23/02....................
        2,000,000      Kredit Fuer Wiederaufbau                          1,281,878
                         5.00% due 01/04/09....................
                                                                 -----------------
                                                                         2,211,494
                                                                 -----------------
                       JAPAN -- 0.3%
      108,000,000      Nippon Telephone and Telegraph                      976,026
                         2.50% due 07/25/07....................
                                                                 -----------------
                       UNITED KINGDOM -- 0.7%
          700,000      Caisse D'amort Dette                              1,259,288
                         7.625% due 09/08/06...................
          450,000      Hyder PLC                                           867,562
                          8.75% due 07/17/06...................
                                                                 -----------------
                                                                         2,126,850
                                                                 -----------------
                       Total foreign corporate bonds...........  $       5,314,370
                                                                 -----------------
                                                                 -----------------
FOREIGN GOVERNMENT BONDS -- 24.6%
                       CANADA -- 4.6%
        4,400,000      Canada Government                         $       3,178,174
                          8.50% due 04/01/02...................
        1,600,000      Canada Government                                 1,141,824
                          7.25% due 06/01/03...................
       12,480,000      Canada Government                                 8,564,073
                          7.50% due 03/01/01...................
        1,660,000      Province de Quebec                                  336,174
                         6.875% due 04/22/04...................
                                                                 -----------------
                                                                        13,220,245
                                                                 -----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD INTERNATIONAL ADVISERS HLS FUND, INC.
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS -- (CONTINUED)
 DECEMBER 31, 1998

     PRINCIPAL
       AMOUNT                                                         MARKET
(IN LOCAL CURRENCY)                                                    VALUE
--------------------                                             -----------------

FOREIGN GOVERNMENT BONDS -- (CONTINUED)

                       DENMARK -- 4.5%
        3,000,000      Denmark Kingdom                           $         543,449
                         7.00% due 12/15/04....................
        9,000,000      Denmark Kingdom                                   1,810,083
                         7.00% due 11/10/24....................
       62,000,000      Denmark Kingdom                                  10,608,786
                         9.00% due 11/15/00....................
                                                                 -----------------
                                                                        12,962,318
                                                                 -----------------
                       FRANCE -- 0.8%
       10,000,000      France O.A.T.                                     2,129,427
                         6.00% due 10/25/25....................
                                                                 -----------------
                       GERMANY -- 6.2%
          700,000      Deutschland Republic                                527,251
                          6.50% due 07/04/27...................
        9,350,000      Deutschland Republic                              6,818,015
                          6.25% due 01/04/24...................
        2,200,000      Deutschland Republic                              1,509,530
                          6.00% due 01/04/07...................
        1,200,000      Deutschland Republic                                820,570
                         6.875% due 06/11/03...................
       11,300,000      Deutschland Republic                              7,996,385
                         6.875% due 05/12/05...................
                                                                 -----------------
                                                                        17,671,751
                                                                 -----------------
                       ITALY -- 3.5%
    4,600,000,000      Italy BTPS                                        3,184,501
                         6.00% due 11/01/07....................
    1,100,000,000      Italy BTPS                                          833,559
                         6.50% due 11/01/27....................
    8,500,000,000      Italy BTPS                                        5,580,260
                         6.25% due 03/01/02....................
                                                                 -----------------
                                                                         9,598,320
                                                                 -----------------
                       JAPAN -- 1.7%
      290,000,000      Japan Government #164                             2,907,800
                         4.10% due 12/22/03....................
      230,000,000      Japan Government #39                              1,985,236
                         2.60% due 03/20/18....................
                                                                 -----------------
                                                                         4,893,036
                                                                 -----------------
                       SLOVENIA -- 0.3%
        1,500,000      Republic of Slovenia                                979,420
                          5.75% due 06/16/04...................
                                                                 -----------------
                       SWEDEN -- 0.4%
        7,000,000      Sweden Kingdom                                    1,206,866
                         9.00% due 04/20/09....................
                                                                 -----------------
                       UNITED KINGDOM -- 2.6%
        1,100,000      European Investment Bank                          2,154,798
                          7.625% due 12/07/06..................
          575,692      FFRESH MB 1-A2***                                 1,424,331
                         11.126% due 10/05/58..................
          381,000      Iceland Republic                                    709,184
                           8.75% due 05/12/03..................
          590,000      Japan Fin Muni                                    1,150,974
                          8.375% due 12/07/06..................
     PRINCIPAL
       AMOUNT                                                         MARKET
(IN LOCAL CURRENCY)                                                    VALUE
--------------------                                             -----------------

             UNITED KINGDOM -- (CONTINUED)

          850,000      United Kingdom Treasury Gilt              $       1,710,369
                           7.75% due 09/08/06..................
          200,000      United Kingdom Treasury Gilt                        373,190
                           6.75% due 11/26/04..................
                                                                 -----------------
                                                                         7,522,846
                                                                 -----------------
                       Total foreign government bonds..........  $      70,184,229
                                                                 -----------------
                                                                 -----------------

  PRINCIPAL
    AMOUNT
--------------
U.S. TREASURIES & FEDERAL AGENCIES -- 1.2%
                U.S. TREASURY NOTE -- 0.5%
$    1,300,000  5.875% due 07/31/99.....................  $    1,308,937
                                                          --------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION --
                0.2%
     1,020,000  FNMA-Global Medium Term Note                     659,645
                  6.375% due 08/15/07...................
                                                          --------------
                FEDERAL HOME LOAN MORTGAGE ASSOCIATION
                -- 0.5%
     1,420,000  5.125% due 10/15/08.....................       1,392,559
                                                          --------------
                Total U.S. treasuries & federal           $    3,361,141
                agencies................................
                                                          --------------
                                                          --------------
SHORT-TERM SECURITIES -- 19.8%
                CERTIFICATES OF DEPOSIT -- 2.2%
     1,500,000  Canadian Imperial Bank of Commerce        $    1,499,805
                  5.55% due 02/10/99....................
     1,700,000  Canadian Imperial Bank (NY)                    1,699,761
                  5.74% due 03/31/99....................
     1,500,000  Credit Agricole (USA)                          1,499,905
                  5.70% due 03/02/99....................
     1,500,000  Deutsche Bank (NY)                             1,499,812
                  5.70% due 04/06/99....................
                                                          --------------
                                                               6,199,283
                                                          --------------
                COMMERCIAL PAPER -- 3.8%
     2,000,000  Corporate Asset Funding Co.                    1,985,408
                  5.36% due 02/19/99....................
     1,000,000  Ford Motor Credit Europe                         984,630
                  5.03% due 04/21/99....................
     2,000,000  National Rural Utilities                       1,976,386
                  5.02% due 03/26/99....................
     2,000,000  Peacock Funding Group                          1,990,177
                  5.20% due 02/04/99....................
     2,000,000  Rose Funding                                   1,982,920
                  5.49% due 02/26/99....................
     2,000,000  Variable Funding Capital                       1,984,423
                  5.29% due 02/23/99....................
                                                          --------------
                                                              10,903,944
                                                          --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

  PRINCIPAL                                                   MARKET
    AMOUNT                                                    VALUE
--------------                                            --------------

SHORT-TERM SECURITIES -- (CONTINUED)

                REPURCHASE AGREEMENT -- 13.8%
$   39,347,000  Interest in $1,162,198,000 joint          $   39,347,000
                repurchase agreement dated 12/31/98 with
                State Street Bank 4.773% due 01/04/99;
                maturity amount $39,367,867
                (Collateralized by $468,031,000 U.S.
                Treasury Notes 4.00% - 7.775% due
                10/31/99 - 02/16/07, $278,664,000 U.S.
                Treasury Bonds 7.875% - 12.75% due
                11/16/10 - 02/16/21, $414,603,000 U.S.
                Treasury Strips (principal) 0.00% due
                02/15/19 - 08/15/21)....................
                                                          --------------
                Total short-term securities.............  $   56,450,227
                                                          --------------
                                                          --------------

DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost
 $134,347,542)..........................   52.9% $151,268,286
Total corporate bonds (cost
 $2,520,114)............................    0.9     2,525,814
Total enhanced equipment trust
 certificates (cost $619,943)...........    0.2       618,934
Total foreign corporate bonds (cost
 $4,998,485)............................    1.8     5,314,370
Total foreign government bonds (cost
 $66,016,648)...........................   24.6    70,184,229
Total U.S. treasuries & federal agencies
 (cost $3,307,214)......................    1.2     3,361,141
Total short-term securities (cost
 $56,450,227)...........................   19.8    56,450,227
                                          -----  ------------
Total investment in securities
 (total cost $268,260,173)..............  101.4   289,723,001
Cash, receivables and other assets......    1.3     3,809,109
Payable for securities purchased........   (2.4)   (6,810,385)
Payable for Fund Shares redeemed........   (0.0)       (4,291)
Other liabilities.......................   (0.3)     (864,905)
                                          -----  ------------
Net assets (applicable to $1.154689 per
 share based on 247,558,004 shares
 outstanding)...........................  100.0% $285,852,529
                                          -----  ------------
                                          -----  ------------

                                                       MARKET
                                                       VALUE
                                                    ------------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value 0.10 per share;
 authorized 750,000,000 shares; outstanding
 247,558,004 shares...............................  $ 24,755,800
Capital surplus...................................   241,092,418
Accumulated undistributed net investment income...       763,703
Distribution in excess of net realized gain on
 investments......................................    (1,405,044)
Unrealized appreciation of futures contracts**....       218,919
Unrealized appreciation of investments............    21,462,828
Unrealized depreciation of forward foreign
 currenies contracts (Note 2)****.................      (807,877)
Unrealized depreciation of other assets and
 liabilities in foreign currencies................      (228,218)
                                                    ------------
Net assets, applicable to shares outstanding......  $285,852,529
                                                    ------------
                                                    ------------

  *  Non-income producing during period
 ** The fund had 36 March NEW FTSE 100 Index future contracts, 2 March TSE 35 Index futures contracts, 93 March MATIF CAC 40 Index futures contracts, 19 March ASX ALL ORDS Index futures contracts, 3 January IBEX 35 PLUS Index futures contracts, 6 March TSE 10 year JGB Index futures contracts, 19 March TSE TOPIX Index futures contracts, 108 January OMX Index futures contracts, 7 March MIB 30 Index futures contracts, 5 DTB DAX Index futures contracts open as of December 31, 1998. These contracts had a market value of $20,651,362 as of December 31, 1998 and are collateralized by various U.S. Treasury obligations having a market value of $1,308,937.
*** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1998, the market value of these securities amounted to $4,429,821 or 1.55% of net assets.

    ****FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 1998

                                                                             UNREALIZED
                                    TOTAL        AGGREGATE     DELIVERY     APPRECIATION
DESCRIPTION                     MARKET VALUE     FACE VALUE      DATE      (DEPRECIATION)
------------------------------  -------------   ------------   ---------   ---------------
Australian Dollars (Buy)         $   805,406    $    820,860   01/29/99       $  (15,454)
Australian Dollars (Buy)             333,762         340,564   03/31/99           (6,802)
Australian Dollars (Buy)             459,825         462,506   03/31/99           (2,681)
Australian Dollars (Sell)          1,445,695       1,525,537   01/29/99           79,842
Canadian Dollars (Buy)               111,406         111,182   03/18/99              224
Canadian Dollars (Buy)             1,782,996       1,779,870   01/29/99            3,126
Canadian Dollars (Buy)               111,588         111,393   03/18/99              195
Canadian Dollars (Sell)           11,555,975      11,494,216   01/29/99          (61,759)
Canadian Dollars (Sell)            3,167,892       3,152,104   01/29/99          (15,788)
Danish Kroner (Buy)                1,915,460       1,917,135   02/08/99           (1,675)
Danish Kroner (Buy)                  965,050         970,910   02/08/99           (5,860)
Danish Kroner (Sell)               4,020,853       4,061,765   01/29/99           40,912
Danish Kroner (Sell)               4,991,250       4,998,330   01/29/99            7,080
Danish Kroner (Sell)                 178,313         178,552   01/29/99              239
Danish Kroner (Sell)               2,444,130       2,437,991   01/29/99           (6,139)
Danish Kroner (Sell)               1,375,039       1,384,189   01/29/99            9,150
French Francs (Buy)                1,290,217       1,300,458   03/31/99          (10,241)
French Francs (Buy)                1,859,347       1,855,984   03/31/99            3,363
French Francs (Sell)               2,326,746       2,359,021   01/29/99           32,275
German Deutschemarks (Buy)           923,317         960,699   01/13/99          (37,382)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD INTERNATIONAL ADVISERS HLS FUND, INC.
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS -- (CONTINUED)
 DECEMBER 31, 1998

                                                                             UNREALIZED
                                    TOTAL        AGGREGATE     DELIVERY     APPRECIATION
DESCRIPTION                     MARKET VALUE     FACE VALUE      DATE      (DEPRECIATION)
------------------------------  -------------   ------------   ---------   ---------------
German Deutschemarks (Buy)       $   989,268    $  1,001,274   01/13/99       $  (12,006)
German Deutschemarks (Buy)           960,489         952,268   01/13/99            8,221
German Deutschemarks (Buy)           784,184         775,207   01/29/99            8,977
German Deutschemarks (Buy)           993,875         973,243   02/18/99           20,632
German Deutschemarks (Buy)         2,339,813       2,294,118   01/28/99           45,695
German Deutschemarks (Buy)           820,184         819,938   01/29/99              246
German Deutschemarks (Buy)         3,068,796       3,067,194   02/10/99            1,602
German Deutschemarks (Buy)           720,374         730,371   02/10/99           (9,997)
German Deutschemarks (Buy)           831,058         842,150   03/18/99          (11,092)
German Deutschemarks (Buy)           555,542         559,818   03/18/99           (4,276)
German Deutschemarks (Buy)         1,982,360       1,980,530   01/29/99            1,830
German Deutschemarks (Buy)           239,995         239,363   01/29/99              632
German Deutschemarks (Sell)        2,237,284       2,302,611   01/22/99           65,327
German Deutschemarks (Sell)       16,820,664      16,946,028   01/29/99          125,364
German Deutschemarks (Sell)        1,522,770       1,535,985   01/29/99           13,215
German Deutschemarks (Sell)        2,061,559       2,048,897   01/29/99          (12,662)
German Deutschemarks (Sell)        1,419,572       1,402,881   01/29/99          (16,691)
German Deutschemarks (Sell)          758,985         743,069   01/29/99          (15,916)
German Deutschemarks (Sell)        1,892,362       1,856,386   01/29/99          (35,976)
German Deutschemarks (Sell)        1,920,768       1,918,925   02/08/99           (1,843)
German Deutschemarks (Sell)          966,387         972,164   02/08/99            5,777
German Deutschemarks (Sell)          900,468         897,129   02/10/99           (3,339)
Italian Lira (Sell)                  625,605         584,511   01/19/99          (41,094)
Italian Lira (Sell)                2,083,333       1,937,679   01/07/99         (145,654)
Italian Lira (Sell)                6,606,797       6,136,778   01/07/99         (470,019)
Italian Lira (Buy)                   777,744         784,359   03/19/99           (6,615)
Italian Lira (Buy)                   584,764         589,835   03/19/99           (5,071)
Italian Lira (Sell)                  191,703         191,616   01/07/99              (87)
Italian Lira (Sell)                  133,769         135,682   01/29/99            1,913
Japanese Yen (Buy)                    18,871          17,860   01/29/99            1,011
Japanese Yen (Buy)                 1,116,211       1,058,120   03/11/99           58,091
Japanese Yen (Buy)                   719,860         708,847   03/11/99           11,013
Japanese Yen (Sell)                1,004,407         969,048   01/13/99          (35,359)
Japanese Yen (Sell)                  743,912         734,142   01/13/99           (9,770)
Japanese Yen (Sell)                2,124,934       1,999,627   01/13/99         (125,307)
Japanese Yen (Sell)                1,358,470       1,350,791   01/13/99           (7,679)
Japanese Yen (Sell)                1,052,738       1,018,036   01/29/99          (34,702)
Japanese Yen (Sell)                1,009,166       1,009,433   01/13/99              267
Japanese Yen (Sell)                1,032,224         963,637   02/18/99          (68,587)
Japanese Yen (Sell)                1,004,883         957,176   01/13/99          (47,707)
Spanish Pesetas (Buy)                194,839         196,513   01/15/99           (1,674)
Swedish Krona (Buy)                2,207,274       2,299,308   01/22/99          (92,034)
Swedish Krona (Buy)                1,548,756       1,604,450   01/29/99          (55,694)
Swedish Krona (Buy)                1,923,186       1,999,383   01/29/99          (76,197)
Swedish Krona (Buy)                  269,068         271,934   01/22/99           (2,866)
Swedish Krona (Buy)                  611,287         619,600   01/22/99           (8,313)
Swedish Krona (Sell)               4,666,050       4,866,267   10/29/99          200,217
Swiss Francs (Buy)                   900,058         899,186   02/10/99              872
Swiss Francs (Sell)                3,050,117       3,077,036   02/10/99           26,919
Swiss Francs (Sell)                  705,728         732,373   02/10/99           26,645
British Pounds (Buy)               2,003,117       2,002,864   01/29/99              253
British Pounds (Buy)                 923,623         921,278   01/29/99            2,345
British Pounds (Buy)                 371,439         372,512   01/29/99           (1,073)
British Pounds (Buy)               1,926,478       1,964,983   03/19/99          (38,505)
British Pounds (Buy)               1,386,985       1,408,341   03/19/99          (21,356)
British Pounds (Sell)             12,660,432      12,630,581   01/29/99          (29,851)
British Pounds (Sell)              2,285,088       2,282,988   01/28/99           (2,100)
British Pounds (Sell)                182,403         185,949   01/29/99            3,546
                                                                           ---------------
                                                                              $ (807,877)
                                                                           ---------------
                                                                           ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD SMALL COMPANY HLS FUND, INC.
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 DECEMBER 31, 1998

                                                          MARKET
  SHARES                                                  VALUE
-----------                                            ------------
COMMON STOCKS -- 93.3%
             AEROSPACE & DEFENSE -- 1.0%
     80,000  Primex Technologies, Inc................  $  3,400,000
                                                       ------------
             BUSINESS SERVICES -- 3.4%
   *106,300  Iron Mountain, Inc......................     3,833,443
   *182,500  Pierce Leahy Corp.......................     4,653,750
   *102,900  Young & Rubicam, Inc....................     3,331,387
                                                       ------------
                                                         11,818,580
                                                       ------------
             COMMUNICATIONS EQUIPMENT -- 7.1%
   *186,500  ADC Telecommunications, Inc.............     6,480,875
   *591,600  Advanced Fibre Communications, Inc......     6,470,625
   *128,000  Com21, Inc..............................     2,688,000
   *170,000  Crown Castle International Corp.........     3,995,000
    *38,200  E-Tek Dynamics, Inc.....................     1,021,850
     73,100  VeriSign, Inc...........................     4,322,049
                                                       ------------
                                                         24,978,399
                                                       ------------
             COMPUTERS & OFFICE EQUIPMENT -- 2.7%
   *180,000  Data General Corporation................     2,958,750
    100,950  Symbol Technologies, Inc................     6,454,490
                                                       ------------
                                                          9,413,240
                                                       ------------
             CONSUMER NON-DURABLES -- 2.3%
   *340,500  Ivex Packaging Corp.....................     7,916,625
                                                       ------------
             CONSUMER SERVICES -- 0.4%
    *48,800  Cheesecake Factory Incorporated (The)...     1,447,225
                                                       ------------
             ELECTRONICS -- 13.2%
   *360,000  Analog Devices, Inc.....................    11,295,000
   *173,700  Cognex Corporation......................     3,474,000
   *238,800  Conexant Systems, Inc...................     3,999,900
    172,900  General Cable Corporation...............     3,544,450
     93,000  Kuhlman Corporation.....................     3,522,375
    *75,000  Maxim Integrated Products, Inc..........     3,276,562
   *117,000  Quanta Services, Inc....................     2,581,312
   *171,400  SCI Systems, Inc........................     9,898,350
   *110,000  Teradyne, Inc...........................     4,661,250
                                                       ------------
                                                         46,253,199
                                                       ------------
             ENERGY & SERVICES -- 1.3%
    *78,000  J Ray Mcdermott S.A.....................     1,906,125
   *210,000  Marine Drilling Companies, Inc..........     1,614,375
     93,000  Pogo Producing Company..................     1,209,000
                                                       ------------
                                                          4,729,500
                                                       ------------
             FINANCIAL SERVICES -- 7.7%
    *94,200  Annuity And Life Re (Holdings), Ltd.....     2,543,400
    126,700  Capital Re Corporation..................     2,541,918
    153,900  Heller Financial, Inc...................     4,520,812
     33,000  Jefferies Group, Inc....................     1,637,625
    *77,100  Metzler Group, Inc. (The)...............     3,753,806
     69,000  NAC Re Corp.............................     3,238,687
     74,350  Reinsurance Group of America, Inc.......     5,204,500
   *275,100  Scottish Annuity & Life Holdings,            3,782,625
             Ltd.....................................
                                                       ------------
                                                         27,223,373
                                                       ------------

                                                          MARKET
  SHARES                                                  VALUE
-----------                                            ------------

             FOOD, BEVERAGE & TOBACCO -- 2.7%
   *211,300  Smithfield Foods, Inc...................  $  7,157,787
   *101,400  United Natural Foods, Inc...............     2,446,275
                                                       ------------
                                                          9,604,062
                                                       ------------
             HEALTH CARE -- 9.0%
   *118,000  Agouron Pharmaceuticals, Inc............     6,932,500
     83,000  Allergan, Inc...........................     5,374,250
   *142,000  Genzyme Corporation.....................     7,064,500
   *220,000  Haemonetics Corporation.................     5,005,000
    *97,500  IDX Systems Corporation.................     4,290,000
    *77,800  Trigon Healthcare, Inc..................     2,902,912
                                                       ------------
                                                         31,569,162
                                                       ------------
             MANUFACTURING -- 0.7%
    *82,900  Covance, Inc............................     2,414,462
                                                       ------------
             MEDIA AND SERVICES -- 11.0%
   *199,300  American Tower Corporation..............     5,891,806
   *202,200  Capstar Broadcasting Corporation........     4,625,325
   *675,000  Rogers Communications, Inc..............     5,990,625
    199,000  Stewart Enterprises, Inc................     4,427,750
   *148,600  U.S. Satellite Broadcasting.............     2,043,250
   *105,600  United Video Satellite Group, Inc.......     2,494,800
   *218,500  Univision Communications, Inc...........     7,906,968
   *105,000  Valasis Communications, Inc.............     5,420,625
                                                       ------------
                                                         38,801,149
                                                       ------------
             RETAIL -- 6.5%
   *108,900  Abercrombie & Fitch Co..................     7,704,675
   *141,000  Borders Group, Inc......................     3,516,187
    220,000  CompUSA, Inc............................     2,873,750
     35,900  Ethan Allen Interiors, Inc..............     1,471,900
    *14,700  Gadzooks, Inc...........................       113,925
   *170,000  Stage Stores, Inc.......................     1,593,750
   *117,000  Whole Foods Market, Inc.................     5,659,875
                                                       ------------
                                                         22,934,062
                                                       ------------
             SOFTWARE & SERVICES -- 18.2%
   *180,000  Aspen Technology, Inc...................     2,610,000
   *104,000  Bisys Group, Inc. (The).................     5,369,000
    *77,200  Brio Technolgy, Inc.....................     1,365,475
   *220,600  Cognos Corporation......................     5,515,000
    *11,000  Cyberian Outpost, Inc...................       302,500
   *605,400  Learning Company, Inc. (The)............    15,702,562
    *30,000  Lycos, Inc..............................     1,666,875
    111,200  National Computer Systems, Inc..........     4,114,400
   *208,000  Peerless Systems Corporation............     1,768,000
   *122,400  Policy Management Systems Corporation...     6,181,200
   *265,500  Rational Software Corporation...........     7,035,750
   *130,000  Safeguard Scientifics Corporation.......     3,566,875
   *245,000  Sequent Computer Systems, Inc...........     2,955,312
   *118,000  Sterling Software, Inc..................     3,193,375
    *42,000  VERITAS Software Corporation............     2,517,375
                                                       ------------
                                                         63,863,699
                                                       ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD SMALL COMPANY HLS FUND, INC.
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS -- (CONTINUED)
 DECEMBER 31, 1998

                                                          MARKET
  SHARES                                                  VALUE
-----------                                            ------------

COMMON STOCKS -- (CONTINUED)

             TRANSPORTATION -- 4.9%
   *139,000  Atlas Air, Inc..........................  $  6,802,312
    110,000  C.H. Robinson Worldwide, Inc............     2,853,125
   *153,100  Mesaba Holdings, Inc....................     3,157,687
   *159,800  Swift Transportation Co., Inc...........     4,479,393
                                                       ------------
                                                         17,292,517
                                                       ------------
             UTILITIES -- 1.2%
   *151,700  Access Worldwide Communication, Inc.....     1,270,487
   *164,500  Intermedia Communications, Inc..........     2,837,625
                                                       ------------
                                                          4,108,112
                                                       ------------
             Total common stocks.....................  $327,767,366
                                                       ------------
                                                       ------------
PREFERRED STOCKS -- 0.0%
             CONSUMER SERVICES -- 0.0%
    *58,060  SGW Holdings Corporation**..............  $    145,150
                                                       ------------
                                                       ------------

 PRINCIPAL
  AMOUNT
-----------
SHORT-TERM SECURITIES -- 5.5%
             REPURCHASE AGREEMENT
$19,147,000  Interest in $1,162,198,000 joint          $ 19,147,000
             repurchase agreement dated 12/31/98 with
             State Street Bank 4.773% due 01/04/99;
             maturity amount $19,157,154
             (Collateralized by $469,031,000 U.S.
             Treasury Notes 4.00% - 7.775% due
             10/31/99 - 02/15/07, $278,664,000 U.S.
             Treasury Bonds 7.875% - 12.75% due
             11/15/10 - 02/15/21, $414,503,000 U.S.
             Treasury Strips (principal) 0.00% due
             02/15/19 - 08/15/21)....................
                                                       ------------
                                                       ------------

                                                    MARKET
                                                    VALUE
                                                 ------------
DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost
 $267,631,939)..........................   93.3% $327,767,366
Total preferred stocks (cost
 $599,992)..............................    0.0       145,150
Total short-term securities (cost
 $19,147,000)...........................    5.5    19,147,000
                                          -----  ------------
Total investment in securities
 (total cost $287,378,931)..............   98.8   347,059,516
Cash, receivables and other assets......    3.4    12,063,100
Payable for securities purchased........   (2.2)   (7,691,145)
Payable for Fund shares redeemed........   (0.0)          (23)
Other liabilities.......................   (0.0)       (1,536)
                                          -----  ------------
Net assets..............................  100.0% $351,429,912
                                          -----  ------------
                                          -----  ------------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.10 per share;
 750,000,000 shares authorized; 266,188,457 shares
 outstanding......................................  $ 26,618,846
Capital surplus...................................   289,787,210
Distribution in excess of net realized gain on
 investments......................................   (24,656,886)
Unrealized appreciation of investments............    59,680,585
Unrealized appreciation of other assets and
 liabilities in foreign currencies................           157
                                                    ------------
Net assets........................................  $351,429,912
                                                    ------------
                                                    ------------

Class IA
Net asset value per share ($350,733,943
  DIVIDED BY 265,483,291
 shares outstanding)..............................  $1.32
                                                    -----
                                                    -----
Class IB
Net asset value per share ($695,969  DIVIDED BY
 705,166
 shares outstanding)..............................  $0.99
                                                    -----
                                                    -----

  *  Non-income producing during period
 **  Restricted Security (see Note 2)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD MIDCAP HLS FUND, INC.
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 DECEMBER 31, 1998

                                                         MARKET
  SHARES                                                 VALUE
----------                                            ------------
COMMON STOCKS -- 98.0%
            AEROSPACE & DEFENSE -- 0.8%
   *64,455  Loral Space & Communications Ltd........  $  1,148,123
                                                      ------------
            BUSINESS SERVICES -- 8.0%
   *57,100  Ingram Micro, Inc.......................     1,991,362
   *97,850  Iron Mountain, Inc......................     3,528,715
   *77,200  Pierce Leahy Corp.......................     1,968,600
   *20,000  Robert Half International Inc...........       890,000
    64,800  Viad Corp...............................     1,968,300
   *33,900  Young & Rubicam, Inc....................     1,097,512
                                                      ------------
                                                        11,444,489
                                                      ------------
            COMMUNICATIONS EQUIPMENT -- 1.3%
   *37,300  ADC Telecommunications, Inc.............     1,296,175
   *13,300  Network Appliance, Inc..................       598,500
                                                      ------------
                                                         1,894,675
                                                      ------------
            COMPUTERS & OFFICE EQUIPMENT -- 3.5%
    43,200  Affiliated Computer Services, Inc.......     1,944,000
   *46,700  NCR Corporation.........................     1,949,725
   *33,300  Unisys Corporation......................     1,146,768
                                                      ------------
                                                         5,040,493
                                                      ------------
            CONSUMER DURABLES -- 1.3%
    40,230  Hertz Corporation (The).................     1,835,493
                                                      ------------
            CONSUMER NON-DURABLES -- 2.1%
    18,100  Black & Decker Corporation (The)........     1,014,731
    74,500  Miller (Herman) Inc.....................     2,002,187
                                                      ------------
                                                         3,016,918
                                                      ------------
            CONSUMER SERVICES -- 3.6%
   *30,400  DeVry, Inc..............................       931,000
    35,600  Galileo International, Inc..............     1,548,600
    64,400  Sodexho Marriott Services, Inc..........     1,783,075
    17,200  Starbucks Corporation...................       965,350
                                                      ------------
                                                         5,228,025
                                                      ------------
            ELECTRONICS -- 6.8%
   *63,160  Analog Devices, Inc.....................     1,981,645
    38,600  Linear Technology Corporation...........     3,457,112
   *58,700  Maxim Integrated Products, Inc..........     2,564,456
   *29,100  Sanmina Corporation.....................     1,818,750
                                                      ------------
                                                         9,821,963
                                                      ------------
            FINANCIAL SERVICES -- 15.5%
    61,300  Ace Ltd.................................     2,111,018
    42,800  City National Corporation...............     1,781,550
    59,905  Equifax, Inc............................     2,048,002
    57,100  Franklin Resources, Inc.................     1,827,200
    64,500  Heller Financial, Inc...................     1,894,687
    40,096  Legg Mason, Inc.........................     1,265,530
    33,530  Old Kent Financial Corporation..........     1,559,145
   *64,000  Sabre Group Holdings....................     2,848,000
    41,705  State Street Corporation................     2,901,104
    62,530  T. Rowe Price Associates, Inc...........     2,141,652
    31,400  Unum Corporation........................     1,832,975
                                                      ------------
                                                        22,210,863
                                                      ------------

                                                         MARKET
  SHARES                                                 VALUE
----------                                            ------------

            FOOD, BEVERAGE & TOBACCO -- 1.6%
   *61,400  Keebler Foods Company...................  $  2,310,175
                                                      ------------
            HEALTH CARE -- 12.2%
    44,135  Biomet, Inc.............................     1,776,433
   *19,700  Forest Laboratories, Inc................     1,047,793
    *9,700  Genentech, Inc..........................       772,968
   *68,800  Health Management Associates, Inc.......     1,487,800
   *32,500  Human Genome Sciences, Inc..............     1,155,781
   *25,100  Immunex Corporation.....................     3,157,893
    14,975  Perkin-Elmer Corporation (The)..........     1,460,998
   106,750  ServiceMaster Company (The).............     2,355,171
    43,000  Stryker Corporation.....................     2,367,687
   *38,200  Sunrise Assisted Living, Inc............     1,981,625
                                                      ------------
                                                        17,564,149
                                                      ------------
            INDUSTRIAL MATERIALS -- 3.7%
   138,400  Abitibi-Consolidated, Inc...............     1,288,850
    19,000  Phelps Dodge Corporation................       966,625
    60,400  Sealed Air Corporation..................     3,084,175
                                                      ------------
                                                         5,339,650
                                                      ------------
            MANUFACTURING -- 3.0%
   *85,310  Covance, Inc............................     2,484,653
    32,620  Danaher Corporation.....................     1,771,673
                                                      ------------
                                                         4,256,326
                                                      ------------
            MEDIA & SERVICES -- 11.9%
  *124,600  American Tower Corporation..............     3,683,487
   *38,900  Lamar Advertising Company...............     1,449,025
   *53,712  Outdoor Systems, Inc....................     1,611,360
    20,500  Scripps E.W. Co.........................     1,019,875
    82,730  Stewart Enterprises, Inc................     1,840,742
   *70,300  Tele-Communications, Inc................     3,238,193
  *115,900  Univision Communications, Inc...........     4,194,131
                                                      ------------
                                                        17,036,813
                                                      ------------
            RETAIL -- 9.7%
    *5,000  Amazon.com, Inc.........................     1,606,250
    25,110  CVS Corporation.........................     1,381,050
   150,800  Dollar General Corporation..............     3,562,650
    38,100  Gucci Group.............................     1,852,612
   *44,600  Papa John's International, Inc..........     1,967,975
   *36,550  Staples, Inc............................     1,596,778
   *40,300  Whole Foods Market, Inc.................     1,949,512
                                                      ------------
                                                        13,916,827
                                                      ------------
            SOFTWARE & SERVICES -- 9.8%
   *46,700  Bisys Group, Inc. (The).................     2,410,887
   *96,900  CBT Group Public Ltd. Company...........     1,441,387
   *30,755  Ceridan Corporation.....................     2,147,083
    *3,100  eBay, Inc...............................       747,875
    75,900  First Data Corporation..................     2,405,081
   *45,800  Policy Management Systems Corporation...     2,312,900
   *97,300  Rational Software Corporation...........     2,578,450
                                                      ------------
                                                        14,043,663
                                                      ------------
            TRANSPORTATION -- 1.4%
    88,218  Southwest Airlines Co...................     1,979,391
                                                      ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD MIDCAP HLS FUND, INC.
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS -- (CONTINUED)
 DECEMBER 31, 1998

                                                         MARKET
  SHARES                                                 VALUE
----------                                            ------------

COMMON STOCKS -- (CONTINUED)

            UTILITIES -- 1.8%
   *53,700  Intermedia Communications, Inc..........  $    926,325
   *53,300  McLeodUSA Incorporated..................     1,665,625
                                                      ------------
                                                         2,591,950
                                                      ------------
            Total common stocks.....................  $140,679,986
                                                      ------------
                                                      ------------

 PRINCIPAL
  AMOUNT
-----------
SHORT-TERM SECURITIES -- 1.2%
             REPURCHASE AGREEMENT
             Interest in $1,162,198,000 joint
             repurchase agreement dated 12/31/98 with
             State Street Bank 4.773% due 01/04/99;
             maturity amount $1,667,884
             (Collateralized by $469,031,000 U.S.
             Treasury Notes 4.00% - 7.775% due
             10/31/99 - 02/15/07, $278,664,000 U.S.
             Treasury Bonds 7.875% - 12.75% due
             11/15/10 - 02/15/21, $414,603,000 U.S.
             Treasury Strips (principal) 0.00% due
             02/15/19 - 08/15/21)....................  $  1,667,000
$ 1,667,000
                                                       ------------
                                                       ------------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.10 per share;
 authorized 750,000,000 shares; outstanding
 99,699,854 shares................................  $  9,969,985
Capital surplus...................................   111,118,741
Accumulated undistributed net realized gain on
 investments......................................     3,329,966
Unrealized appreciation of investments............    19,074,951
                                                    ------------
Net assets, applicable to shares outstanding......  $143,493,643
                                                    ------------
                                                    ------------

                                                       MARKET
                                                       VALUE
                                                    ------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS
Investment in securities, at value (total cost
 $123,272,035) - see accompanying portfolio.......  $142,346,986
Receivable for investment securities sold.........    16,319,887
Receivable for Fund shares sold...................       362,861
Receivable dividend and interest..................        52,873
Cash and other assets.............................           436
                                                    ------------
Total assets......................................  $159,083,043
                                                    ------------
                                                    ------------
LIABILITIES
Investment securities purchased...................  $ 15,588,467
Dividend payable..................................            84
Other accrued expenses............................           849
                                                    ------------
Total liabilities.................................    15,589,400
                                                    ------------
Net assets (applicable to $1.439256 per share
 based on 99,699,854 shares outstanding)..........  $143,493,643
                                                    ------------
                                                    ------------

  *  Non-income producing during period

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 DECEMBER 31, 1998

                                                        MARKET
  SHARES                                                 VALUE
----------                                            -----------
COMMON STOCKS -- 97.3%
            AEROSPACE & DEFENSE -- 3.3%
     4,200  AlliedSignal, Inc.......................  $   186,112
     2,800  Lockheed Martin Corporation.............      237,300
     3,800  United Technologies Corporation.........      413,250
                                                      -----------
                                                          836,662
                                                      -----------
            BUSINESS SERVICES -- 1.1%
     2,100  Fluor Corporation.......................       89,381
     5,700  Snyder Communications, Inc..............      192,375
                                                      -----------
                                                          281,756
                                                      -----------
            COMMUNICATIONS EQUIPMENT -- 3.0%
    *4,600  Cisco Systems, Inc......................      426,937
     2,700  Lucent Technologies, Inc................      297,000
    *1,050  Sprint Corporation (PCS Group)..........       24,281
                                                      -----------
                                                          748,218
                                                      -----------
            COMPUTERS & OFFICE EQUIPMENT -- 6.7%
     8,100  Compaq Computer Corporation.............      339,693
    *1,700  Dell Computer Corporation...............      124,418
    *2,300  EMC Corporation.........................      195,500
    *1,400  Gateway 2000, Inc.......................       71,662
     2,700  Hewlett-Packard Company.................      184,443
     3,200  International Business Machines Corp....      591,231
     2,200  Sun Microsystems, Inc...................      188,375
                                                      -----------
                                                        1,695,322
                                                      -----------
            CONSUMER DURABLES -- 2.0%
     5,300  Ford Motor Company......................      311,043
     2,900  General Motors Corporation..............      207,531
                                                      -----------
                                                          518,574
                                                      -----------
            CONSUMER NON-DURABLES -- 2.1%
     1,800  Leggett & Platt, Inc....................       39,600
     5,300  Proctor & Gamble Co.....................      483,956
                                                      -----------
                                                          523,556
                                                      -----------
            CONSUMER SERVICES -- 1.7%
     7,900  Darden Restaurants, Inc.................      142,200
     3,900  Eastman Kodak Company...................      280,800
                                                      -----------
                                                          423,000
                                                      -----------
            ELECTRONICS -- 6.3%
    *4,100  Analog Devices, Inc.....................      128,637
     4,300  General Electric Company................      438,868
     5,400  Intel Corporation.......................      640,237
     1,800  Texas Instruments, Inc..................      154,012
     5,500  York International Corp.................      224,468
                                                      -----------
                                                        1,586,222
                                                      -----------
            ENERGY & SERVICES -- 4.4%
    *1,800  Conoco, Inc.............................       37,575
       900  Exxon Corporation.......................       65,812
    *3,100  Friede Goldman International, Inc.......       35,262
     7,500  Noble Affiliates, Inc...................      184,687
     5,300  Royal Dutch Petroleum...................      253,737
     2,600  Sunoco, Inc.............................       93,762
    21,200  Union Pacific Resources Group, Inc......      192,125

                                                        MARKET
  SHARES                                                 VALUE
----------                                            -----------

          ENERGY & SERVICES -- (CONTINUED)

     8,200  USX Corporation.........................  $   247,025
                                                      -----------
                                                        1,109,985
                                                      -----------
            FINANCIAL SERVICES -- 15.8%
       600  American Express Company................       61,350
     2,700  American International Group, Inc.......      260,887
     5,000  Associates First Capital Corporation....      211,875
     3,900  CIGNA Corporation.......................      301,518
    11,500  Citigroup, Inc..........................      569,250
     2,700  City National Corporation...............      112,387
     4,600  Cullen/Frost Bankers, Inc...............      252,425
     3,300  Edwards (A.G.) & Sons, Inc..............      122,925
     4,200  Federal Home Loan Mortgage Corporation..      270,637
     7,600  Federal National Mortgage Association...      562,400
     3,400  FINOVA Group, Inc.......................      183,387
     3,200  Marsh & McLennan Cos., Inc..............      187,000
     3,700  Mercantile Bankshares Corporation.......      142,450
     2,600  NAC Re Corp.............................      122,037
     4,600  National City Corporation...............      333,500
     9,100  Pacific Century Financial Corporation...      221,812
     1,100  Reinsurance Group of America, Inc.......       77,000
                                                      -----------
                                                        3,992,840
                                                      -----------
            FOOD, BEVERAGE & TOBACCO -- 6.4%
     7,800  Anheuser-Busch Companies, Inc...........      511,875
     1,100  Coca-Cola Company, (The)................       73,562
     1,900  Heinz (H.J.) Company....................      107,587
     6,300  Interstate Bakeries Corp................      166,556
     9,300  Philip Morris Co.,Inc...................      497,550
     3,100  Unilever United States, Inc.............      257,106
                                                      -----------
                                                        1,614,236
                                                      -----------
            HEALTH CARE -- 12.3%
    12,000  Abbott Laboratories.....................      588,000
     8,700  American Home Products Corporation......      489,918
    *2,200  Amgen, Inc..............................      230,037
     1,100  Baxter International, Inc...............       70,743
     5,000  Bergen Brunswig Corporation.............      174,375
    *5,900  Boston Scientific Corporation...........      158,193
     1,000  Bristol-Myers Squibb Company............      133,812
     7,500  Columbia/HCA Healthcare Corporation.....      185,625
    *6,300  Genzyme Corporation.....................      313,425
      *399  Genzyme Molecular Oncology..............        1,296
     4,800  HBO & Company...........................      137,700
       600  Merck & Co., Inc........................       88,612
     1,900  Pharmacia & Upjohn, Inc.................      107,587
     5,900  Warner-Lambert Company..................      443,606
                                                      -----------
                                                        3,122,929
                                                      -----------
            INDUSTRIAL MATERIALS -- 3.2%
     5,100  Air Products & Chemicals, Inc...........      204,000
     2,300  Aluminum Company of America.............      171,493
     7,800  Engelhard Corporation...................      152,100
     1,700  Georgia-Pacific Corporation.............       99,556
     2,500  Minerals Technologies, Inc..............      102,343
    *1,700  Sealed Air Corporation..................       86,806
                                                      -----------
                                                          816,298
                                                      -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS -- (CONTINUED)
 DECEMBER 31, 1998

                                                        MARKET
  SHARES                                                 VALUE
----------                                            -----------

COMMON STOCKS -- (CONTINUED)

            MEDIA & SERVICES -- 2.4%
    *3,500  AirTouch Communications, Inc............  $   252,437
      *800  America Online, Inc.....................      115,800
     3,800  Gannett Co., Inc........................      251,512
                                                      -----------
                                                          619,749
                                                      -----------
            REAL ESTATE -- 0.5%
     5,400  Starwood Hotels & Resorts...............      122,512
                                                      -----------
            RETAIL -- 7.1%
     4,300  Dayton-Hudson Corp......................      233,275
     5,500  Dollar General Corporation..............      129,937
     5,750  Gap, Inc. (The).........................      323,437
     1,600  Home Depot, Inc. (The)..................       97,900
     2,800  May Department Stores Company...........      169,050
     2,500  McDonald's Corporation..................      191,562
     8,100  Wal-Mart Stores, Inc....................      659,643
                                                      -----------
                                                        1,804,804
                                                      -----------
            SOFTWARE & SERVICES -- 6.0%
    *2,700  Bisys Group, Inc. (The).................      139,387
    *1,700  BMC Software, Inc.......................       75,756
     6,000  First Data Corporation..................      190,125
    *7,300  Microsoft Corporation...................    1,012,418
    *4,100  Sterling Software, Inc..................      110,956
                                                      -----------
                                                        1,528,642
                                                      -----------
            UTILITIES -- 13.0%
     2,700  ALLTEL Corp.............................      161,493
     4,600  Ameritech Corporation...................      291,525
     4,900  AT&T Corp...............................      368,725
     6,000  Bell Atlantic Corporation...............      340,875
    12,000  BellSouth Corp..........................      598,500
     8,000  Central & South West Corp...............      219,500
     5,600  DQE, Inc................................      246,050
     3,500  El Paso Energy Corporation..............      121,843
     6,000  GPU, Inc................................      265,125
     9,400  SBC Communications, Inc.................      504,075
     2,200  Sprint Corporation (FON Group)..........      185,075
                                                      -----------
                                                        3,302,786
                                                      -----------
            Total common stocks.....................  $24,648,091
                                                      -----------
                                                      -----------

 PRINCIPAL
  AMOUNT
-----------
SHORT-TERM SECURITIES -- 3.8%
             REPURCHASE AGREEMENT
             Interest in $1,162,198,000 joint
             repurchase agreement dated 12/31/98 with
             State Street Bank 4.773% due 01/04/99;
             maturity amount $954,506 (Collateralized
             by $469,031,000 U.S. Treasury Notes
             4.00% - 7.775% due 10/31/99 - 02/15/07,
             $278,664,000 U.S. Treasury Bonds 7.875%
             -12.75% due 11/15/10 - 02/15/21,
             $414,603,000 U.S. Treasury Strips
             (principal) 0.00% due 02/15/19 -
             08/15/21)...............................  $   954,000
$   954,000
                                                       -----------
                                                       -----------

                                                    MARKET
                                                     VALUE
                                                  -----------
DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost
 $21,360,397)...........................    97.3% $24,648,091
Total short-term securities (cost
 $954,000)..............................     3.8      954,000
                                          ------  -----------
Total investment in securities (total
 cost $22,314,397)......................   101.1   25,602,091
Cash, receivables and other assets......     1.0      243,302
Payable for securities purchased........    (2.0)    (507,047)
Payable for dividends...................    (0.1)     (13,463)
Other liabilities.......................    (0.0)      (1,758)
                                          ------  -----------
Net assets..............................   100.0% $25,323,125
                                          ------  -----------
                                          ------  -----------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
 authorized 1,000,000,000 shares; outstanding
 21,353,159 shares................................  $    21,353
Capital surplus...................................   22,081,669
Accumulated undistributed net investment income...          278
Distribution in excess of net realized gain on
 investments......................................      (81,434)
Unrealized appreciation of futures contracts......       13,565
Unrealized appreciation of investments............    3,287,694
                                                    -----------
Net assets........................................  $25,323,125
                                                    -----------
                                                    -----------

Class IA
Net asset value per share ($25,312,182
  DIVIDED BY 21,343,159
 shares outstanding)..............................  $1.19
                                                    -----
                                                    -----
Class IB
Net asset value per share ($10,943  DIVIDED BY
 10,000
 shares outstanding)..............................  $1.09
                                                    -----
                                                    -----

  *  Non-income producing during period
 ** The Fund had 1 Standard & Poor's 500 March 1999 futures contract open as of December 31, 1998. This contract had a value of $311,375 as of December 31, 1998 and was collateralized by $13,500 of cash.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD HIGH YIELD HLS FUND
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 DECEMBER 31, 1998

PRINCIPAL                                                 MARKET
  AMOUNT                                                  VALUE
----------                                             ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.0%
             DLJ Commercial Mortgage Corp., Series
              1998-CF1 Class B2
 $150,000      7.33% due 01/15/10....................  $    141,621
                                                       ------------
                                                       ------------

  SHARES
----------
CONVERTIBLE PREFERRED STOCK -- 1.4%
             UTILITIES -- 1.4%
    8,000    Coastal Finance Corp....................  $    197,000
                                                       ------------
                                                       ------------
PRINCIPAL
  AMOUNT
----------
CORPORATE NOTES -- 89.2%
             COMMUNICATION EQUIPMENT -- 1.1%
             Metromedia Fiber Network
 $160,000      10.00% due 11/15/08...................  $    164,400
                                                       ------------
             CONSUMER NON-DURABLES -- 0.3%
             Revlon Consumer Products Corp.
   50,000      8.625% due 02/01/08...................        45,500
                                                       ------------
             CONSUMER SERVICES -- 2.1%
             Regal Cinemas, Inc.
  100,000      9.50% due 06/01/08....................       104,000
             Six Flags Entertainment Corp.
  200,000      8.875% due 04/01/06...................       205,250
                                                       ------------
                                                            309,250
                                                       ------------
             ELECTRONICS -- 2.6%
             Advanced Micro Devices
  100,000      11.00% due 08/01/03...................       106,500
             UNISYS Corp.
  150,000      12.00% due 04/15/03...................       168,000
             UNISYS Corp.
  100,000      7.87% due 04/01/08....................       108,500
                                                       ------------
                                                            383,000
                                                       ------------
             ENERGY & SERVICES -- 8.6%
             AES Corp. Senior Subordinated Note
  100,000      10.25% due 07/15/06...................       108,000
             AES Corp. Senior Subordinated Note
  150,000      8.00% due 12/31/08....................       148,520
             Clark Refining & Marketing, Inc.
  125,000      8.375% due 11/15/07...................       117,500
             Cogentrix Energy, Inc.
  125,000      8.75% due 10/15/08....................       133,750
             Gulf Canada Resources Ltd.
   50,000      8.375% due 11/15/05...................        49,250
             Gulf Canada Resources Ltd.
  100,000      9.625% due 07/01/05...................        99,750
             Nuevo Energy Co.
  103,000      9.50% due 04/15/06....................        99,910
             Ocean Energy, Inc.
  100,000      10.375% due 10/15/05..................       104,000
             R & B Falcon Corp.
  150,000      10.25% due 05/15/03...................       158,250
             Tesoro Petroleum Corp.
  100,000      9.00% due 07/01/08....................        97,000
PRINCIPAL                                                 MARKET
  AMOUNT                                                  VALUE
----------                                             ------------

CORPORATE NOTES -- (CONTINUED)
         ENERGY & SERVICES -- (CONTINUED)

             Tuboscope, Inc.
 $150,000      7.50% due 02/15/08....................  $    136,500
                                                       ------------
                                                          1,252,430
                                                       ------------
             FINANCIAL SERVICES -- 1.1%
             Conseco, Inc.
   50,000      7.875% due 12/15/00...................        49,585
             Trizec Finance Ltd.
  100,000      10.875% due 10/15/05..................       106,250
                                                       ------------
                                                            155,835
                                                       ------------
             FOOD, BEVERAGE & TOBACCO -- 5.3%
             Agrilink Foods, Inc.
  250,000      11.875% due 11/01/08..................       254,375
             Carr-Gottstein Foods Co.
  125,000      12.00% due 11/15/05...................       143,437
             Chiquita Brands International, Inc.
  200,000      10.25% due 11/01/06...................       207,500
             Keebler Corp.
  100,000      10.75% due 07/01/06...................       111,500
             Nabisco (RJR) Holdings Corp.
   50,000      8.75% due 07/15/07....................        50,488
                                                       ------------
                                                            767,300
                                                       ------------
             FUNERAL/CEMETERY SERVICES -- 0.8%
             Loewen Group International, Inc.
  150,000      7.60% due 06/01/08....................       120,750
                                                       ------------
             HEALTH CARE -- 3.6%
             Columbia/HCA Healthcare Corp.
  150,000      9.00% due 12/15/14....................       156,062
             Owens & Minor, Inc.
  250,000      10.875% due 06/01/06..................       268,750
             Tenet Healthcare Corp.
  100,000      8.625% due 12/01/03...................       105,515
                                                       ------------
                                                            530,327
                                                       ------------
             HOME BUILDING -- 2.6%
             DEL Webb Corp.
   50,000      9.375% due 05/01/09...................        49,000
             MDC Holdings, Inc.
  100,000      8.375% due 02/01/08...................        98,000
             Toll Brothers, Inc.
  125,000      7.75% due 09/15/07....................       124,687
             Toll Corp.
  100,000      8.75% due 11/15/06....................       102,500
                                                       ------------
                                                            374,187
                                                       ------------
             HOTELS & GAMING -- 7.9%
             Circus Circus Enterprises, Inc.
  150,000      7.625% due 07/15/13...................       134,569
             Circus Circus Enterprises, Inc.
  200,000      9.25% due 12/01/05....................       202,000
             Harrah's Operating Co., Inc.
   50,000      7.87% due 12/15/05....................        50,554
             Host Marriott Travel Plaza
   50,000      9.50% due 05/15/05....................        51,125
             La Quinta Motor Inns
  200,000      7.25% due 03/15/04....................       184,363

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD HIGH YIELD HLS FUND
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS -- (CONTINUED)
 DECEMBER 31, 1998

PRINCIPAL                                                 MARKET
  AMOUNT                                                  VALUE
----------                                             ------------

CORPORATE NOTES -- (CONTINUED)
         HOTELS & GAMING -- (CONTINUED)

             MGM Grand, Inc.
 $200,000      6.875% due 02/06/08...................  $    186,818
             Park Place Entertainment Corp.
  100,000      7.875% due 12/15/05...................       100,125
             Starwood Hotels & Resorts
  272,000      7.375% due 11/15/15...................       240,898
                                                       ------------
                                                          1,150,452
                                                       ------------
             INDUSTRIAL -- 14.0%
             Agriculture Minerals and Chemicals Co.
  150,000      10.75% due 09/30/03...................       152,250
             Allied Waste Industries, Inc.
   75,000      7.625% due 01/01/06...................        75,375
             American Standard, Inc.
   12,000      10.875% due 05/15/99..................        12,030
             Arco Chemical Co.
  300,000      9.80% due 02/01/20....................       301,962
             Big Flower Press Holdings, Inc.
  125,000      8.625% due 12/01/08...................       126,250
             Borden Chemical, Inc.
  100,000      9.50% due 05/01/05....................        83,000
             Fisher Scientific International, Inc.
  300,000      9.00% due 02/01/08....................       300,000
             Huntsman Corp.
  300,000      9.50% due 07/01/07....................       298,500
             ISP Holdings, Inc.
  125,000      9.00% due 10/15/03....................       131,562
             R & B Falcon Corp.
   50,000      9.50% due 12/15/08....................        49,937
             R & B Falcon Corp.
  100,000      7.375% due 04/15/18...................        81,132
             RCN Corp.
  113,000      10.00% due 10/15/07...................       107,915
             Stone Container Corp.
  125,000      12.58% due 08/01/16...................       133,750
             Terra Industries, Inc.
  105,000      10.50% due 06/15/05...................       108,150
             WMX Corp.
   80,000      10.50% due 04/15/05...................        74,400
                                                       ------------
                                                          2,036,213
                                                       ------------
             MANUFACTURING -- 2.0%
             AGCO Corp.
  225,000      8.50% due 03/15/06....................       218,250
             Hayes Lemmerz International, Inc.
   75,000      8.25% due 12/15/08....................        74,261
                                                       ------------
                                                            292,511
                                                       ------------
             MEDIA & SERVICES -- 8.7%
             Adelphia Communications Corp.
  148,000      9.25% due 10/01/02....................       156,140
             Chancellor Media Corp. of Los Angeles
  200,000      8.75% due 06/15/07....................       205,000
             Fox Family Worldwide, Inc.
  200,000      9.25% due 11/01/07....................       198,000
             Fox/Liberty Networks LLC
  150,000      8.875% due 08/15/07...................       153,000
             Hollinger International Publishing, Inc.
  100,000      9.25% due 02/01/06....................       105,500
PRINCIPAL                                                 MARKET
  AMOUNT                                                  VALUE
----------                                             ------------

         MEDIA & SERVICES -- (CONTINUED)

             Primedia, Inc.
 $250,000      10.25% due 06/01/04...................  $    262,500
             TCI Satellite Entertainment, Inc.
  270,000      10.87% due 02/15/07...................        89,100
             Time Warner Telecom LLC
  100,000      9.75% due 07/15/08....................       105,000
                                                       ------------
                                                          1,274,240
                                                       ------------
             PACKAGING & CONTAINERS -- 2.8%
             Ball Corp.
  115,000      8.25% due 08/01/08....................       119,600
             Container Corp. of America
  175,000      11.25% due 05/01/04...................       182,000
             Domtar, Inc.
  100,000      8.75% due 08/01/06....................       103,000
                                                       ------------
                                                            404,600
                                                       ------------
             RETAIL -- 0.7%
             Jitney-Jungle Stores of America, Inc.
   42,000      12.00% due 03/01/06...................        46,830
             KMart Corp.
   47,000      12.50% due 03/01/05...................        58,824
                                                       ------------
                                                            105,654
                                                       ------------
             SHIPBUILDING -- 0.7%
             Newport News Shipbuilding
  100,000      9.25% due 12/01/06....................       105,750
                                                       ------------
             TELECOMMUNICATIONS -- 13.4%
             Call-Net Enterprises, Inc.
  100,000      8.00% due 08/15/08....................        96,500
             Centennial Cellular Corp.
  100,000      10.75% due 12/15/08...................       100,015
             Charter Communication International
  225,000      11.25% due 03/15/06...................       253,125
             Comcast Cellular Holdings Corp. 144A
  100,000      9.50% due 05/01/07....................       106,000
             Flag Limited
  100,000      8.25% due 01/30/08....................        98,250
             Lenfest Communications
  125,000      10.50% due 06/15/06...................       146,250
             Level 3 Communications
  200,000      9.125% due 05/01/08...................       197,500
             McLeodUSA, Inc.
  100,000      9.25% due 07/15/07....................       104,500
             McLeodUSA, Inc. 144A
  100,000      9.50% due 11/08/08....................       106,000
             Nextlink Communications
  150,000      12.50% due 04/15/06...................       162,000
             Rogers Cablesystems, Inc.
  193,000      10.125% due 09/01/12..................       212,300
             Rogers Cantel Mobile, Inc.
  150,000      9.375% due 06/01/08...................       158,250
             Rogers Cantel Mobile, Inc.
   50,000      9.75% due 06/01/16....................        53,500
             Telewest Communications PLC
  100,000      11.25% due 11/01/08...................       112,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

PRINCIPAL                                                 MARKET
  AMOUNT                                                  VALUE
----------                                             ------------

CORPORATE NOTES -- (CONTINUED)
         TELECOMMUNICATIONS -- (CONTINUED)

             Telewest Communications PLC
 $ 50,000      9.625% due 10/01/06...................  $     51,500
                                                       ------------
                                                          1,957,690
                                                       ------------
             TEXTILE -- 0.7%
             Westpoint Stevens, Inc.
  100,000      7.875% due 06/15/05...................       101,625
                                                       ------------
             TRANSPORTATION -- 5.8%
             AMR Corp.
  150,000      10.00% due 03/07/01...................       162,029
             CSC Holdings, Inc.
  200,000      9.875% due 02/15/13...................       224,000
             Enterprises Shipholding, Inc.
  125,000      8.875% due 05/01/08...................       102,500
             Teekay Shipping Corp.
  250,000      8.32% due 02/01/08....................       242,812
             United Air Lines, Inc.
  100,000      9.125% due 01/15/12...................       115,373
                                                       ------------
                                                            846,714
                                                       ------------
             UTILITIES -- 4.4%
             Calpine Corp.
   50,000      10.50% due 05/15/06...................        55,125
             Calpine Corp.
  200,000      9.25% due 02/01/04....................       210,000
             Connecticut Light & Power Co.
  125,000      7.875% due 10/01/24...................       130,815
             El Paso Electric Co.
  125,000      9.40% due 05/01/11....................       144,687
             Public Service Company of New Mexico
  100,000      7.10% due 08/01/05....................       100,716
                                                       ------------
                                                            641,343
                                                       ------------
             Total corporate notes...................  $ 13,019,771
                                                       ------------
                                                       ------------
FOREIGN/YANKEE BONDS & NOTES -- 5.4%
             FOREIGN GOVERNMENTS -- 5.4%
             Republic of Argentina
  250,000      11.00% due 12/04/05...................  $    248,592
             Republic of Colombia
  100,000      8.375% due 02/15/27...................        74,042
             Republic of Panama
  100,000      8.875% due 09/30/27...................        93,500
             Republic of Venezuela
  250,000      6.75% due 03/31/20....................       173,906
             United Mexican States Discount Bond
  250,000      6.097% due 12/31/19...................       202,500
                                                       ------------
             Total foreign/yankee bonds & notes......  $    792,540
                                                       ------------
                                                       ------------
PRINCIPAL                                                 MARKET
  AMOUNT                                                  VALUE
----------                                             ------------
SHORT-TERM SECURITIES -- 1.8%
             REPURCHASE AGREEMENT
 $260,000    Interest in $121,902,000 joint            $    260,000
             repurchase agreement dated 12/31/98 with
             State Street Bank 4.750% due 01/04/99;
             maturity amount $260,137 (Collateralized
             by $121,902,000 U.S. Treasury Bonds
             8.126% due 05/15/21)....................
                                                       ------------
                                                       ------------

DIVERSIFICATION OF NET ASSETS:
Total collaterilzed mortgage obligations
 (cost $140,126)........................    1.0% $   141,621
Total convertible preferred stock (cost
 $196,000)..............................    1.4      197,000
Total corporate notes (cost
 $12,886,200)...........................   89.2   13,019,771
Total foreign/yankee bonds & notes (cost
 $764,610)..............................    5.4      792,540
Total short-term securities (cost
 $260,000)..............................    1.8      260,000
                                          -----  -----------
Total investment in securities (total
 cost $14,246,936)......................   98.8   14,410,932
Cash, receivables and other assets......    2.5      364,138
Payable for dividends...................   (1.3)    (190,103)
Other liabilities.......................   (0.0)        (834)
                                          -----  -----------
Net assets..............................  100.0% $14,584,133
                                          -----  -----------
                                          -----  -----------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.10 per share;
 authorized 1,000,000,000 shares; outstanding
 14,343,923 shares................................  $ 1,434,392
Capital surplus...................................   12,980,385
Accumulated undistributed net realized gain on
 investments......................................        5,360
Unrealized appreciation of investments............      163,996
                                                    -----------
Net assets........................................  $14,584,133
                                                    -----------
                                                    -----------

Class IA
Net asset value per share ($14,482,460
  DIVIDED BY 14,243,923
 shares outstanding)..............................  $1.02
                                                    -----
                                                    -----
Class IB
Net asset value per share ($101,673  DIVIDED BY
 100,000
 shares outstanding)..............................  $1.02
                                                    -----
                                                    -----

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD GLOBAL LEADERS HLS FUND
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 DECEMBER 31, 1998

                                                        MARKET
  SHARES                                                VALUE
----------                                            ----------
COMMON STOCKS -- 88.3%
DOMESTIC COMMON STOCKS -- 55.7%
            COMMUNICATIONS EQUIPMENT -- 3.8%
    *1,370  Cisco Systems, Inc......................  $  127,153
       860  Lucent Technologies, Inc................      94,600
                                                      ----------
                                                         221,753
                                                      ----------
            COMPUTERS & OFFICE EQUIPMENT -- 5.4%
     1,170  EMC Corporation.........................      99,450
       750  International Business Machines Corp....     138,562
       640  Xerox Corporation.......................      75,548
                                                      ----------
                                                         313,560
                                                      ----------
            CONSUMER NON-DURABLES -- 0.8%
       530  Proctor & Gamble Co.....................      48,395
                                                      ----------
            ELECTRONICS -- 4.6%
     1,500  General Electric Company................     153,093
       790  Intel Corporation.......................      93,664
       210  Texas Instruments, Inc..................      17,968
                                                      ----------
                                                         264,725
                                                      ----------
            ENERGY & SERVICES -- 2.3%
       870  Exxon Corporation.......................      63,618
     1,530  Schlumberger Ltd........................      70,571
                                                      ----------
                                                         134,189
                                                      ----------
            FINANCIAL SERVICES -- 9.1%
       710  American Express Company................      72,597
       880  American International Group, Inc.......      85,030
     1,640  Associates First Capital Corporation....      69,495
     1,990  Citigroup, Inc..........................      98,505
       990  Marsh & McLennan Companies, Inc.........      57,853
       960  Merrill Lynch & Co., Inc................      64,080
     1,110  State Street Corporation................      77,214
                                                      ----------
                                                         524,774
                                                      ----------
            FOOD, BEVERAGE & TOBACCO -- 1.3%
     1,380  Philip Morris Co., Inc..................      73,830
                                                      ----------
            HEALTH CARE -- 8.2%
     1,110  American Home Products Corporation......      62,506
      *550  Amgen, Inc..............................      57,509
       550  Johnson & Johnson.......................      46,131
       840  Medtronic, Inc..........................      62,370
       770  Pfizer, Inc.............................      96,586
     1,750  Service Corporation International.......      66,609
     1,110  Warner-Lambert Company..................      83,458
                                                      ----------
                                                         475,169
                                                      ----------
            MANUFACTURING -- 1.1%
       860  Tyco International, Ltd.................      64,876
                                                      ----------
            MEDIA & SERVICES -- 2.9%
       220  America Online, Inc.....................      31,845
     1,300  Gannett Co., Inc........................      86,043
     1,590  Walt Disney Company (The)...............      47,700
                                                      ----------
                                                         165,588
                                                      ----------
            RETAIL -- 9.9%
     1,300  CVS Corporation.........................      71,500
     1,685  Gap, Inc. (The).........................      94,781
     1,180  Gucci Group NV..........................      57,377

                                                        MARKET
  SHARES                                                VALUE
----------                                            ----------

          RETAIL -- (CONTINUED)

     1,860  Home Depot, Inc. (The)..................  $  113,808
       830  McDonald's Corporation..................      63,598
    *1,920  Staples, Inc............................      83,880
     1,110  Wal-Mart Stores, Inc....................      90,395
                                                      ----------
                                                         575,339
                                                      ----------
            SOFTWARE & SERVICES -- 1.8%
      *770  Microsoft Corporation...................     106,789
                                                      ----------
            TRANSPORTATION -- 0.8%
      *740  AMR Corporation.........................      43,937
                                                      ----------
            UTILITIES -- 3.7%
       350  AT&T Corp...............................      26,337
    *1,590  MCI WorldCom, Inc.......................     114,082
     1,400  SBC Communications, Inc.................      75,075
                                                      ----------
                                                         215,494
                                                      ----------
            Total domestic common stocks............  $3,228,418
                                                      ----------
FOREIGN COMMON STOCKS -- 32.6%
            FINLAND -- 2.0%
       930  Nokia AB Oy.............................  $  113,878
                                                      ----------
            FRANCE -- 4.2%
       420  Alcatel.................................      51,428
       270  AXA.....................................      39,151
        60  L'Oreal.................................      43,394
       430  Vivendi.................................     111,618
                                                      ----------
                                                         245,591
                                                      ----------
            GERMANY -- 3.3%
      *770  DaimlerChrysler AG......................      76,513
     1,580  Hoechst AG..............................      65,361
       740  Siemens AG..............................      48,651
                                                      ----------
                                                         190,525
                                                      ----------
            ITALY -- 1.6%
    10,600  Telecom Italia S.p.A....................      90,642
                                                      ----------
            JAPAN -- 3.6%
     1,090  Fuji Photo Film Co., Ltd................      40,586
       290  Mabuchi Motor Co., Ltd..................      22,239
     4,380  Olympus Optical Co., Ltd................      50,441
       620  Sony Corporation........................      45,237
     8,630  Toshiba Corporation.....................      51,490
                                                      ----------
                                                         209,993
                                                      ----------
            NETHERLANDS -- 4.3%
       480  Aegon Nv................................      58,981
       800  Heineken NV.............................      48,170
       670  ING Groep N.V...........................      40,878
       540  Philips Electronics NV..................      36,255
       760  Unilever NV CVA.........................      64,998
                                                      ----------
                                                         249,282
                                                      ----------
            SPAIN -- 0.5%
       670  Telef De Espana.........................         595
      *670  Telefonica S.A..........................      29,837
                                                      ----------
                                                          30,432
                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                        MARKET
  SHARES                                                VALUE
----------                                            ----------

FOREIGN COMMON STOCKS -- (CONTINUED)

            SWEDEN -- 2.9%
     1,030  Hennes & Mauritz AB.....................  $   84,122
     1,520  Pharmacia & Upjohn......................      85,136
                                                      ----------
                                                         169,258
                                                      ----------
            UNITED KINGDOM -- 10.2%
     6,390  British Petroleum Co., PLC..............      95,366
    *3,460  COLT Telecom Group PLC..................      50,659
     5,020  Compass Group PLC.......................      57,463
     2,540  Glaxo Wellcome PLC......................      87,098
     3,670  National Westminster Bank PLC...........      70,709
    10,750  Rentokil Initial PLC....................      80,396
     3,930  SmithKline Beecham PLC..................      55,154
     5,850  Vodafone Group PLC......................      94,801
                                                      ----------
                                                         591,646
                                                      ----------
            Total foreign common stocks.............  $1,891,247
                                                      ----------
            Total common stocks.....................  $5,119,665
                                                      ----------
                                                      ----------

PRINCIPAL
  AMOUNT
----------
SHORT-TERM SECURITIES -- 17.6%
            Repurchase Agreement
$1,020,000    Interest in $1,162,198,000 joint        $1,020,000
              repurchase agreement dated 12/31/98
              with State Street Bank 4.773% due
              01/04/99; maturity amount $1,020,541
              (Collateralized by $469,031,000 U.S.
              Treasury Notes 4.00% - 7.775% due
              10/31/99 - 02/15/07, $278,664,000 U.S.
              Treasury Bonds 7.875% - 12.75% due
              11/15/10 - 02/15/21, $414,603,000 U.S.
              Treasury Strips (principal) 0.00% due
              02/15/19 - 08/15/21)..................
                                                      ----------
                                                      ----------

                                                   MARKET
                                                   VALUE
                                                 ----------
DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost $4,249,568)...   88.3% $5,119,665
Total short-term securities (cost
 $1,020,000)............................   17.6   1,020,000
                                          -----  ----------
Total investment in securities (total
 cost $5,269,568).......................  105.9   6,139,665
Cash, receivables and other assets......    0.5      29,995
Payable for securities purchased........   (3.4)   (194,817)
Payable for Fund shares redeemed........   (1.2)    (69,651)
Payable for dividends...................   (1.7)   (100,727)
Other liabilities.......................   (0.1)     (5,020)
                                          -----  ----------
Net assets..............................  100.0% $5,799,445
                                          -----  ----------
                                          -----  ----------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value 0.10 per share;
 authorized 1,000,000,000 shares; outstanding
 4,512,549 shares.................................  $  451,255
Capital surplus...................................   4,429,528
Accumulated undistributed net investment income...         585
Accumulated undistributed net realized gain on
 investments......................................      47,973
Unrealized appreciation of investments............     870,097
Unrealized appreciation of other assets and
 liabilities in foriegn currencies................           7
                                                    ----------
Net assets........................................  $5,799,445
                                                    ----------
                                                    ----------

Class IA
Net asset value per share ($5,760,892  DIVIDED BY
 4,482,549
 shares outstanding)..............................  $1.29
                                                    -----
                                                    -----
Class IB
Net asset value per share ($38,553  DIVIDED BY
 30,000
 shares outstanding)..............................  $1.29
                                                    -----
                                                    -----

  *  Non-income producing during period

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
 FOR THE PERIOD ENDED DECEMBER 31, 1998

                              HARTFORD           HARTFORD
                                BOND              STOCK
                           HLS FUND, INC.     HLS FUND, INC.
                           ---------------   ----------------
INVESTMENT INCOME:
  Dividends..............    $    63,796     $   66,038,085
  Interest...............     45,802,968         17,131,997
  Less foreign tax
   withheld..............       --                 (620,113)
                           ---------------   ----------------
    Total investment
     income, net.........     45,866,764         82,549,969
                           ---------------   ----------------
EXPENSES:
  Investment advisory
   fees..................      2,165,188         15,103,808
  Administrative services
   fees..................      1,314,094         10,675,568
  Accounting services....         49,193            338,710
  Custodian fees gross...         16,903             25,129
  Custodian fee expense
   offset................        (13,232)            (6,446)
  Board of Directors
   fees..................          2,266             18,649
  Distribution fees --
   Class IB..............          3,149              5,242
  Other expenses.........         77,289            673,470
                           ---------------   ----------------
    Total expenses,
     net.................      3,614,850         26,834,130
  Less advisory fees
   waived by HL
   Advisors..............       --                 --
                           ---------------   ----------------
    Net expenses.........      3,614,850         26,834,130
                           ---------------   ----------------
  Net investment income
   (loss)................     42,251,914         55,715,839
                           ---------------   ----------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      6,858,115        606,814,711
  Net realized gain
   (loss) on futures
   contracts.............       --                 --
  Net realized gain
   (loss) on forward
   foreign currency
   contracts.............       --                      (73)
  Net realized loss on
   option contracts......       --                 --
  Net realized gain
   (loss) on foreign
   currency
   transactions..........           (147)                50
  Net unrealized
   appreciation
   (depreciation) of
   investments...........      6,537,524      1,025,008,611
  Net unrealized
   appreciation
   (depreciation) of
   futures contracts.....       --                 --
  Net unrealized
   appreciation
   (depreciation) of
   forward foreign
   currency contracts....       --                 --
  Net unrealized
   (depreciation)
   appreciation on
   translation of other
   assets and liabilities
   in foreign
   currencies............       --                    6,067
  Net unrealized
   appreciation of option
   contracts.............       --                 --
                           ---------------   ----------------
  Net realized and
   unrealized gain (loss)
   on investments........     13,395,492      1,631,829,366
                           ---------------   ----------------
  Net increase in net
   assets resulting from
   operations............    $55,647,406     $1,687,545,205
                           ---------------   ----------------
                           ---------------   ----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                                   HARTFORD          HARTFORD
                              HARTFORD           HARTFORD           CAPITAL          MORTGAGE          HARTFORD
                            MONEY MARKET         ADVISERS        APPRECIATION       SECURITIES           INDEX
                           HLS FUND, INC.     HLS FUND, INC.    HLS FUND, INC.    HLS FUND, INC.    HLS FUND, INC.
                           ---------------   ----------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends..............    $  --           $   72,075,207       $ 49,463,854      $  --             $ 21,216,435
  Interest...............     39,247,531        230,292,716         16,250,813       22,304,944          2,512,046
  Less foreign tax
   withheld..............       --                 (601,648)        (1,432,247)        --                 (122,001)
                           ---------------   ----------------   ---------------   ---------------   ---------------
    Total investment
     income, net.........     39,247,531        301,766,275         64,282,420       22,304,944         23,606,480
                           ---------------   ----------------   ---------------   ---------------   ---------------
EXPENSES:
  Investment advisory
   fees..................      1,756,465         43,114,112         23,148,831          838,841          2,931,531
  Administrative services
   fees..................      1,284,777         18,087,300          9,497,866          609,614          2,669,517
  Accounting services....         37,291            593,833            309,882           43,753             84,477
  Custodian fees gross...          7,404             49,003            130,384           14,508             24,416
  Custodian fee expense
   offset................         (3,289)           (15,270)          (112,989)            (950)            (1,563)
  Board of Directors
   fees..................          2,247             31,961             17,367            1,118              4,622
  Distribution fees --
   Class IB..............          1,113             18,206              3,564         --                 --
  Other expenses.........         63,438          1,137,354            639,763           43,766            172,673
                           ---------------   ----------------   ---------------   ---------------   ---------------
    Total expenses,
     net.................      3,149,446         63,016,499         33,634,668        1,550,650          5,885,673
  Less advisory fees
   waived by HL
   Advisors..............       --                 --                 --               --                 --
                           ---------------   ----------------   ---------------   ---------------   ---------------
    Net expenses.........      3,149,446         63,016,499         33,634,668        1,550,650          5,885,673
                           ---------------   ----------------   ---------------   ---------------   ---------------
  Net investment income
   (loss)................     36,098,085        238,749,776         30,647,752       20,754,294         17,720,807
                           ---------------   ----------------   ---------------   ---------------   ---------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         11,475        996,514,466        358,809,472        1,956,549         25,573,037
  Net realized gain
   (loss) on futures
   contracts.............       --                 --                4,069,525          241,511          4,352,316
  Net realized gain
   (loss) on forward
   foreign currency
   contracts.............       --                      (53)         2,844,827         --                      (10)
  Net realized loss on
   option contracts......       --                 --                 --               --                 --
  Net realized gain
   (loss) on foreign
   currency
   transactions..........       --                       74         (1,712,932)        --                 --
  Net unrealized
   appreciation
   (depreciation) of
   investments...........       --              952,173,946        357,758,158       (1,235,881)       316,713,105
  Net unrealized
   appreciation
   (depreciation) of
   futures contracts.....       --                 --                 --               --                  (46,801)
  Net unrealized
   appreciation
   (depreciation) of
   forward foreign
   currency contracts....       --                 --                   35,449         --                 --
  Net unrealized
   (depreciation)
   appreciation on
   translation of other
   assets and liabilities
   in foreign
   currencies............       --                   33,617             80,691         --                 --
  Net unrealized
   appreciation of option
   contracts.............       --                 --                 --                (25,947)          --
                           ---------------   ----------------   ---------------   ---------------   ---------------
  Net realized and
   unrealized gain (loss)
   on investments........         11,475      1,948,722,050        721,885,190          936,232        346,591,647
                           ---------------   ----------------   ---------------   ---------------   ---------------
  Net increase in net
   assets resulting from
   operations............    $36,109,560     $2,187,471,826       $752,532,942      $21,690,526       $364,312,454
                           ---------------   ----------------   ---------------   ---------------   ---------------
                           ---------------   ----------------   ---------------   ---------------   ---------------

                              HARTFORD
                            INTERNATIONAL
                            OPPORTUNITIES
                           HLS FUND, INC.
                           ---------------
INVESTMENT INCOME:
  Dividends..............    $ 23,432,286
  Interest...............       5,508,136
  Less foreign tax
   withheld..............      (2,356,446)
                           ---------------
    Total investment
     income, net.........      26,583,976
                           ---------------
EXPENSES:
  Investment advisory
   fees..................       5,838,942
  Administrative services
   fees..................       2,115,423
  Accounting services....          82,214
  Custodian fees gross...         782,236
  Custodian fee expense
   offset................          (8,863)
  Board of Directors
   fees..................           3,868
  Distribution fees --
   Class IB..............             454
  Other expenses.........         193,914
                           ---------------
    Total expenses,
     net.................       9,008,188
  Less advisory fees
   waived by HL
   Advisors..............        --
                           ---------------
    Net expenses.........       9,008,188
                           ---------------
  Net investment income
   (loss)................      17,575,788
                           ---------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       4,385,904
  Net realized gain
   (loss) on futures
   contracts.............      10,045,308
  Net realized gain
   (loss) on forward
   foreign currency
   contracts.............      (4,349,030)
  Net realized loss on
   option contracts......        (459,970)
  Net realized gain
   (loss) on foreign
   currency
   transactions..........       3,044,637
  Net unrealized
   appreciation
   (depreciation) of
   investments...........     110,073,545
  Net unrealized
   appreciation
   (depreciation) of
   futures contracts.....        (420,229)
  Net unrealized
   appreciation
   (depreciation) of
   forward foreign
   currency contracts....        (753,309)
  Net unrealized
   (depreciation)
   appreciation on
   translation of other
   assets and liabilities
   in foreign
   currencies............         261,051
  Net unrealized
   appreciation of option
   contracts.............        --
                           ---------------
  Net realized and
   unrealized gain (loss)
   on investments........     121,827,907
                           ---------------
  Net increase in net
   assets resulting from
   operations............    $139,403,695
                           ---------------
                           ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS -- (CONTINUED)
 FOR THE PERIOD ENDED DECEMBER 31, 1998

                              HARTFORD           HARTFORD
                            DIVIDEND AND      INTERNATIONAL
                               GROWTH            ADVISERS
                           HLS FUND, INC.     HLS FUND, INC.
                           ---------------   ----------------
INVESTMENT INCOME:
  Dividends..............    $ 59,811,128       $ 3,075,922
  Interest...............       4,107,427         6,333,858
  Less foreign tax
   withheld..............        (609,590)         (341,731)
                           ---------------   ----------------
    Total investment
     income, net.........      63,308,965         9,068,049
                           ---------------   ----------------
EXPENSES:
  Investment advisory
   fees..................      11,746,871         1,429,470
  Administrative services
   fees..................       4,656,224           453,310
  Accounting services....         147,474            17,980
  Custodian fees gross...          20,952           240,573
  Custodian fee expense
   offset................         (10,205)           (3,106)
  Board of Directors
   fees..................           8,158               801
  Distribution fees --
   Class IB..............           5,749          --
  Other expenses.........         288,887            12,909
                           ---------------   ----------------
    Total expenses,
     net.................      16,864,110         2,151,937
  Less advisory fees
   waived by HL
   Advisors..............        --                --
                           ---------------   ----------------
    Net expenses.........      16,864,110         2,151,937
                           ---------------   ----------------
  Net investment income
   (loss)................      46,444,855         6,916,112
                           ---------------   ----------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     112,250,668          (827,584)
  Net realized gain
   (loss) on futures
   contracts.............        --               4,192,582
  Net realized gain
   (loss) on forward
   foreign currency
   contracts.............           5,694          (234,783)
  Net realized loss on
   option contracts......         313,315           (53,142)
  Net realized gain
   (loss) on foreign
   currency
   transactions..........         105,334            79,061
  Net unrealized
   appreciation
   (depreciation) of
   investments...........     219,643,687        22,114,123
  Net unrealized
   appreciation
   (depreciation) of
   futures contracts.....        --                 (25,037)
  Net unrealized
   appreciation
   (depreciation) of
   forward foreign
   currency contracts....        --              (2,747,964)
  Net unrealized
   (depreciation)
   appreciation on
   translation of other
   assets and liabilities
   in foreign
   currencies............        --                (300,681)
  Net unrealized
   appreciation of option
   contracts.............        (237,504)         --
                           ---------------   ----------------
  Net realized and
   unrealized gain (loss)
   on investments........     332,081,194        22,196,575
                           ---------------   ----------------
  Net increase in net
   assets resulting from
   operations............    $378,526,049       $29,112,687
                           ---------------   ----------------
                           ---------------   ----------------

  *  From inception, April 30, 1998, to December 31, 1998.
 **  From inception, September 21, 1998, to December 31, 1998.
***  From inception, September 30, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                              HARTFORD                           HARTFORD
                                SMALL           HARTFORD        GROWTH AND     HARTFORD        HARTFORD
                               COMPANY           MIDCAP           INCOME      HIGH YIELD    GLOBAL LEADERS
                           HLS FUND, INC.    HLS FUND, INC.     HLS FUND*     HLS FUND**      HLS FUND***
                           ---------------   ---------------   ------------   -----------   ---------------
INVESTMENT INCOME:
  Dividends..............    $   781,032       $   321,869     $   86,018       $  4,188       $    6,113
  Interest...............        641,062           181,823         29,226        279,022            9,553
  Less foreign tax
   withheld..............        (15,197)           (3,338)          (915)        --                 (219)
                           ---------------   ---------------   ------------   -----------   ---------------
    Total investment
     income, net.........      1,406,897           500,354        114,329        283,210           15,447
                           ---------------   ---------------   ------------   -----------   ---------------
EXPENSES:
  Investment advisory
   fees..................      1,511,160           449,736         38,069         19,214            5,826
  Administrative services
   fees..................        481,386           144,116         12,712          6,684            2,027
  Accounting services....         14,870             5,195            347            976              309
  Custodian fees gross...         12,921            13,055          4,183          3,011            6,251
  Custodian fee expense
   offset................         (7,901)           (7,308)           (81)           (99)             (10)
  Board of Directors
   fees..................            848               213             12         --             --
  Distribution fees --
   Class IB..............            427          --                   10             50               16
  Other expenses.........         28,411            15,619          1,868          1,124              460
                           ---------------   ---------------   ------------   -----------   ---------------
    Total expenses,
     net.................      2,042,122           620,626         57,120         30,960           14,879
  Less advisory fees
   waived by HL
   Advisors..............       --                --              (38,069)       (19,214)          (5,826)
                           ---------------   ---------------   ------------   -----------   ---------------
    Net expenses.........      2,042,122           620,626         19,051         11,746            9,053
                           ---------------   ---------------   ------------   -----------   ---------------
  Net investment income
   (loss)................       (635,225)         (120,272)        95,278        271,464            6,394
                           ---------------   ---------------   ------------   -----------   ---------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (23,736,198)        3,572,474        (84,884)         3,917          193,107
  Net realized gain
   (loss) on futures
   contracts.............       --                --                3,450         --             --
  Net realized gain
   (loss) on forward
   foreign currency
   contracts.............           (397)            2,884         --             --               (1,475)
  Net realized loss on
   option contracts......       --                --               --             --             --
  Net realized gain
   (loss) on foreign
   currency
   transactions..........            272            (2,167)        --                (21)           2,532
  Net unrealized
   appreciation
   (depreciation) of
   investments...........     58,188,093        17,561,240      3,287,694        163,996          870,097
  Net unrealized
   appreciation
   (depreciation) of
   futures contracts.....       --                --               13,565         --             --
  Net unrealized
   appreciation
   (depreciation) of
   forward foreign
   currency contracts....       --                --               --             --             --
  Net unrealized
   (depreciation)
   appreciation on
   translation of other
   assets and liabilities
   in foreign
   currencies............            157          --               --             --                    7
  Net unrealized
   appreciation of option
   contracts.............       --                --               --             --             --
                           ---------------   ---------------   ------------   -----------   ---------------
  Net realized and
   unrealized gain (loss)
   on investments........     34,451,927        21,134,431      3,219,825        167,892        1,064,268
                           ---------------   ---------------   ------------   -----------   ---------------
  Net increase in net
   assets resulting from
   operations............    $33,816,702       $21,014,159     $3,315,103       $439,356       $1,070,662
                           ---------------   ---------------   ------------   -----------   ---------------
                           ---------------   ---------------   ------------   -----------   ---------------

  *  From inception, April 30, 1998, to December 31, 1998.
 **  From inception, September 21, 1998, to December 31, 1998.
***  From inception, September 30, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
 FOR THE PERIOD ENDED DECEMBER 31, 1998

                              HARTFORD          HARTFORD
                                BOND              STOCK
                           HLS FUND, INC.    HLS FUND, INC.
                           ---------------   ---------------
OPERATIONS:
  Net investment
   income................    $ 42,251,914    $   55,715,839
  Net realized gain
   (loss)................       6,857,968       606,814,688
  Net unrealized
   appreciation
   (depreciation) of
   investments...........       6,537,524     1,025,014,678
                           ---------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      55,647,406     1,687,545,205
                           ---------------   ---------------
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment
   income
    Class IA.............     (42,744,233)      (54,276,510)
    Class IB.............        (255,767)         (423,490)
  In excess of net
   investment income
    Class IA.............        --                --
    Class IB.............        --                --
  From realized gain on
   investments
    Class IA.............        --            (173,700,001)
    Class IB.............        --                --
  From Capital
    Class IA.............        --                --
    Class IB.............        --                --
                           ---------------   ---------------
    Total
     distributions.......     (43,000,000)     (228,400,001)
                           ---------------   ---------------
CAPITAL SHARE
 TRANSACTIONS:
    Class IA.............     336,835,852     1,011,129,116
    Class IB.............       5,412,364         9,617,289
                           ---------------   ---------------
        Net increase
       (decrease) from
       capital share
       transactions......     342,248,216     1,020,746,405
                           ---------------   ---------------
        Net increase in
       net assets........     354,895,622     2,479,891,609
NET ASSETS:
  Beginning of period....     552,869,797     4,713,321,561
                           ---------------   ---------------
  End of period..........    $907,765,419    $7,193,213,170
                           ---------------   ---------------
                           ---------------   ---------------
  Accumulated
   undistributed
   (distribution in
   excess of) net
   investment income.....    $    601,032    $    2,530,584
                           ---------------   ---------------
                           ---------------   ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                                   HARTFORD          HARTFORD
                              HARTFORD           HARTFORD           CAPITAL          MORTGAGE          HARTFORD
                            MONEY MARKET         ADVISERS        APPRECIATION       SECURITIES           INDEX
                           HLS FUND, INC.     HLS FUND, INC.    HLS FUND, INC.    HLS FUND, INC.    HLS FUND, INC.
                           ---------------   ----------------   ---------------   ---------------   ---------------
OPERATIONS:
  Net investment
   income................    $ 36,098,085    $   238,749,776    $   30,647,752      $ 20,754,294    $   17,720,807
  Net realized gain
   (loss)................          11,475        996,514,487       364,010,892         2,198,060        29,925,343
  Net unrealized
   appreciation
   (depreciation) of
   investments...........        --              952,207,563       357,874,298        (1,261,828)      316,666,304
                           ---------------   ----------------   ---------------   ---------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      36,109,560      2,187,471,826       752,532,942        21,690,526       364,312,454
                           ---------------   ----------------   ---------------   ---------------   ---------------
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment
   income
    Class IA.............     (36,067,869)      (233,135,052)      (30,859,661)      (20,754,294)      (15,000,000)
    Class IB.............         (30,216)        (1,804,946)         (140,339)         --                --
  In excess of net
   investment income
    Class IA.............        --                --                 --                (963,871)         --
    Class IB.............        --                --                 --                --                --
  From realized gain on
   investments
    Class IA.............         (11,470)      (297,100,001)     (320,000,000)         --             (29,600,000)
    Class IB.............              (5)         --                 --                --                --
  From Capital
    Class IA.............        --                --                 --                (481,835)         --
    Class IB.............        --                --                 --                --                --
                           ---------------   ----------------   ---------------   ---------------   ---------------
    Total
     distributions.......     (36,109,560)      (532,039,999)     (351,000,000)      (22,200,000)      (44,600,000)
                           ---------------   ----------------   ---------------   ---------------   ---------------
CAPITAL SHARE
 TRANSACTIONS:
    Class IA.............     260,005,789      1,866,824,047       603,278,396        31,642,127       402,949,764
    Class IB.............       2,179,043         33,957,359         5,618,272          --                --
                           ---------------   ----------------   ---------------   ---------------   ---------------
        Net increase
       (decrease) from
       capital share
       transactions......     262,184,832      1,900,781,406       608,896,668        31,642,127       402,949,764
                           ---------------   ----------------   ---------------   ---------------   ---------------
        Net increase in
       net assets........     262,184,832      3,556,213,233     1,010,429,610        31,132,653       722,662,218
NET ASSETS:
  Beginning of period....     612,480,218      8,283,911,901     4,802,992,002       325,701,680     1,123,455,002
                           ---------------   ----------------   ---------------   ---------------   ---------------
  End of period..........    $874,665,050    $11,840,125,134    $5,813,421,612      $356,834,333    $1,846,117,220
                           ---------------   ----------------   ---------------   ---------------   ---------------
                           ---------------   ----------------   ---------------   ---------------   ---------------
  Accumulated
   undistributed
   (distribution in
   excess of) net
   investment income.....    $   --          $     8,440,413    $       61,286      $   --          $    3,697,905
                           ---------------   ----------------   ---------------   ---------------   ---------------
                           ---------------   ----------------   ---------------   ---------------   ---------------

                              HARTFORD
                            INTERNATIONAL
                            OPPORTUNITIES
                           HLS FUND, INC.
                           ---------------
OPERATIONS:
  Net investment
   income................  $   17,575,788
  Net realized gain
   (loss)................      12,666,849
  Net unrealized
   appreciation
   (depreciation) of
   investments...........     109,161,058
                           ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     139,403,695
                           ---------------
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment
   income
    Class IA.............     (15,638,936)
    Class IB.............         (11,063)
  In excess of net
   investment income
    Class IA.............        --
    Class IB.............        --
  From realized gain on
   investments
    Class IA.............     (72,215,058)
    Class IB.............        --
  From Capital
    Class IA.............        --
    Class IB.............        --
                           ---------------
    Total
     distributions.......     (87,865,057)
                           ---------------
CAPITAL SHARE
 TRANSACTIONS:
    Class IA.............      52,208,761
    Class IB.............         663,583
                           ---------------
        Net increase
       (decrease) from
       capital share
       transactions......      52,872,344
                           ---------------
        Net increase in
       net assets........     104,410,982
NET ASSETS:
  Beginning of period....   1,092,945,600
                           ---------------
  End of period..........  $1,197,356,582
                           ---------------
                           ---------------
  Accumulated
   undistributed
   (distribution in
   excess of) net
   investment income.....  $      958,685
                           ---------------
                           ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE PERIOD ENDED DECEMBER 31, 1998

                              HARTFORD         HARTFORD
                            DIVIDEND AND    INTERNATIONAL
                               GROWTH          ADVISERS
                           HLS FUND, INC.   HLS FUND, INC.
                           --------------  ----------------
OPERATIONS:
  Net investment
   income................  $  46,444,855     $  6,916,112
  Net realized gain
   (loss)................    112,675,011        3,156,134
  Net unrealized
   appreciation
   (depreciation) of
   investments...........    219,406,183       19,040,441
                           --------------  ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    378,526,049       29,112,687
                           --------------  ----------------
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment
   income
    Class IA.............    (47,843,520 )     (6,916,112)
    Class IB.............       (256,480 )       --
  In excess of net
   investment income
    Class IA.............       --             (1,129,081)
    Class IB.............       --               --
  From realized gain on
   investments
    Class IA.............    (76,700,000 )     (5,712,912)
    Class IB.............       --               --
  From Capital
    Class IA.............       --            (15,954,807)
    Class IB.............       --               --
                           --------------  ----------------
    Total
     distributions.......   (124,800,000 )    (29,712,912)
                           --------------  ----------------
CAPITAL SHARE
 TRANSACTIONS:
    Class IA.............    783,146,614       78,871,230
    Class IB.............      8,367,912         --
                           --------------  ----------------
    Net increase
     (decrease) from
     capital share
     transactions........    791,514,526       78,871,230
                           --------------  ----------------
    Net increase in net
     assets..............  1,045,240,575       78,271,005
NET ASSETS:
  Beginning of period....  1,994,653,222      207,581,524
                           --------------  ----------------
  End of period..........  $3,039,893,797    $285,852,529
                           --------------  ----------------
                           --------------  ----------------
  Accumulated
   undistributed
   (distribution in
   excess of) net
   investment income.....  $   2,405,420     $    763,703
                           --------------  ----------------
                           --------------  ----------------

  *  From inception, April 30, 1998, to December 31, 1998.
 **  From inception, September 21, 1998, to December 31, 1998.
***  From inception, September 30, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                              HARTFORD                           HARTFORD
                                SMALL           HARTFORD        GROWTH AND      HARTFORD        HARTFORD
                               COMPANY           MIDCAP           INCOME       HIGH YIELD    GLOBAL LEADERS
                           HLS FUND, INC.    HLS FUND, INC.     HLS FUND*      HLS FUND**      HLS FUND***
                           ---------------   ---------------   ------------   ------------   ---------------
OPERATIONS:
  Net investment
   income................    $   (635,225)     $   (120,272)   $    95,278    $   271,464       $    6,394
  Net realized gain
   (loss)................     (23,736,323)        3,573,191        (81,434)         3,896          194,164
  Net unrealized
   appreciation
   (depreciation) of
   investments...........      58,188,250        17,561,240      3,301,259        163,996          870,104
                           ---------------   ---------------   ------------   ------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      33,816,702        21,014,159      3,315,103        439,356        1,070,662
                           ---------------   ---------------   ------------   ------------   ---------------
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment
   income
    Class IA.............        --                  (1,000)       (94,966)      (268,149)          (6,969)
    Class IB.............        --                --                  (34)        (1,851)             (31)
  In excess of net
   investment income
    Class IA.............        --                --              --             --              --
    Class IB.............        --                --              --             --              --
  From realized gain on
   investments
    Class IA.............      (3,776,000)         --              --             --              (144,039)
    Class IB.............        --                --              --             --                  (961)
  From Capital
    Class IA.............        --                --              --             --              --
    Class IB.............        --                --              --             --              --
                           ---------------   ---------------   ------------   ------------   ---------------
    Total
     distributions.......      (3,776,000)           (1,000)       (95,000)      (270,000)        (152,000)
                           ---------------   ---------------   ------------   ------------   ---------------
CAPITAL SHARE
 TRANSACTIONS:
    Class IA.............     109,974,909        94,891,577     22,093,022     14,314,777        4,850,783
    Class IB.............         644,867          --               10,000        100,000           30,000
                           ---------------   ---------------   ------------   ------------   ---------------
    Net increase
     (decrease) from
     capital share
     transactions........     110,619,776        94,891,577     22,103,022     14,414,777        4,880,783
                           ---------------   ---------------   ------------   ------------   ---------------
    Net increase in net
     assets..............     140,660,478       115,904,736     25,323,125     14,584,133        5,799,445
NET ASSETS:
  Beginning of period....     210,769,434        27,588,907        --             --              --
                           ---------------   ---------------   ------------   ------------   ---------------
  End of period..........    $351,429,912      $143,493,643    $25,323,125    $14,584,133       $5,799,445
                           ---------------   ---------------   ------------   ------------   ---------------
                           ---------------   ---------------   ------------   ------------   ---------------
  Accumulated
   undistributed
   (distribution in
   excess of) net
   investment income.....    $   --            $   --          $       278    $   --            $      585
                           ---------------   ---------------   ------------   ------------   ---------------
                           ---------------   ---------------   ------------   ------------   ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1997

                             HARTFORD       HARTFORD           HVA           HARTFORD
                               BOND          STOCK        MONEY MARKET       ADVISERS
                            FUND, INC.     FUND, INC.      FUND, INC.       FUND, INC.
                           ------------  --------------  ---------------  --------------
OPERATIONS:
  Net investment
   income................  $ 29,895,329  $   43,535,296  $    29,943,455  $  174,306,949
  Net realized gain
   (loss) on
   investments...........     7,061,914     173,861,274            6,689     297,333,336
  Net unrealized
   appreciation
   (depreciation) of
   investments...........    13,239,598     796,616,926        --          1,046,771,063
                           ------------  --------------  ---------------  --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    50,196,841   1,014,013,496       29,950,144   1,518,411,348
                           ------------  --------------  ---------------  --------------
DISTRIBUTIONS TO
 SHAREHOLDERS (CLASS IA):
  From net investment
   income................   (28,506,187)    (42,197,246)     (29,943,455)   (170,527,116)
  From net realized gain
   on investments........       --         (161,851,967)          (6,689)   (270,771,078)
                           ------------  --------------  ---------------  --------------
  Total distributions....   (28,506,187)   (204,049,213)     (29,950,144)   (441,298,194)
CAPITAL SHARE
 TRANSACTIONS:
  Proceeds from sale of
   shares................   150,801,506   1,228,638,401    2,014,842,442   1,017,109,674
  Reinvested
   distributions.........    28,506,187     204,049,153       29,947,294     441,298,194
  Cost of shares
   repurchased...........   (50,676,350)   (523,538,867)  (1,974,895,094)   (131,138,289)
                           ------------  --------------  ---------------  --------------
  Net increase (decrease)
   in net assets
   resulting from capital
   share transactions....   128,631,343     909,148,687       69,894,642   1,327,269,579
                           ------------  --------------  ---------------  --------------
  Net increase in net
   assets................   150,321,997   1,719,112,970       69,894,642   2,404,382,733
NET ASSETS:
  Beginning of year......   402,547,800   2,994,208,591      542,585,576   5,879,529,168
                           ------------  --------------  ---------------  --------------
  End of year............  $552,869,797  $4,713,321,561  $   612,480,218  $8,283,911,901
                           ------------  --------------  ---------------  --------------
                           ------------  --------------  ---------------  --------------
  Accumulated
   undistributed
   (distribution in
   excess of) net
   investment income.....  $  1,354,301  $    1,514,768  $     --         $    4,725,219
                           ------------  --------------  ---------------  --------------
                           ------------  --------------  ---------------  --------------
CHANGE IN CAPITAL SHARES
 OUTSTANDING:
Shares sold..............   145,350,512     261,136,064    2,014,842,442     427,999,289
Reinvested
 distributions...........    27,684,476      47,265,691       29,947,294     195,721,711
Shares repurchased.......   (49,276,444)   (111,192,689)  (1,974,895,094)    (55,281,602)
                           ------------  --------------  ---------------  --------------
Net increase (decrease)
 in capital shares
 outstanding.............  $123,758,544  $  197,209,066  $    69,894,642  $  568,439,398
                           ------------  --------------  ---------------  --------------
                           ------------  --------------  ---------------  --------------

  *  From inception, July 15, 1997, to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                              HARTFORD       HARTFORD                       HARTFORD                               HARTFORD
                              CAPITAL        MORTGAGE       HARTFORD     INTERNATIONAL         HARTFORD         INTERNATIONAL
                            APPRECIATION    SECURITIES       INDEX       OPPORTUNITIES   DIVIDEND AND GROWTH       ADVISERS
                             FUND, INC.     FUND, INC.     FUND, INC.      FUND, INC.         FUND, INC.          FUND, INC.
                           --------------  ------------  --------------  --------------  --------------------   --------------
OPERATIONS:
  Net investment
   income................  $   18,401,175  $ 21,179,064  $   13,477,109  $   16,284,965     $   31,471,557       $  4,979,715
  Net realized gain
   (loss) on
   investments...........     325,012,733     1,887,304      27,891,406      22,987,627         76,546,072          3,812,903
  Net unrealized
   appreciation
   (depreciation) of
   investments...........     446,257,178     4,663,003     194,778,278     (39,765,725)       265,339,837         (2,236,289)
                           --------------  ------------  --------------  --------------  --------------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     789,671,086    27,729,371     236,146,793        (493,133)       373,357,466          6,556,329
                           --------------  ------------  --------------  --------------  --------------------   --------------
DISTRIBUTIONS TO
 SHAREHOLDERS (CLASS IA):
  From net investment
   income................     (23,026,942)  (19,179,286)    (12,572,622)    (10,088,484)       (27,536,907)        (5,624,995)
  From net realized gain
   on investments........    (262,285,067)      --          (54,414,034)    (75,709,860)       (27,905,705)          (383,508)
                           --------------  ------------  --------------  --------------  --------------------   --------------
  Total distributions....    (285,312,009)  (19,179,286)    (66,986,656)    (85,798,344)       (55,442,612)        (6,008,503)
CAPITAL SHARE
 TRANSACTIONS:
  Proceeds from sale of
   shares................   1,567,700,149    40,002,581     832,154,018     175,623,844        759,068,188        101,220,653
  Reinvested
   distributions.........     285,312,010    19,179,286      66,986,656      85,798,344         55,442,612          6,008,503
  Cost of shares
   repurchased...........    (941,049,022)  (67,525,455)   (565,910,370)    (78,728,142)       (17,752,873)        (4,681,200)
                           --------------  ------------  --------------  --------------  --------------------   --------------
  Net increase (decrease)
   in net assets
   resulting from capital
   share transactions....     911,963,137    (8,343,588)    333,230,304     182,694,046        796,757,927        102,547,956
                           --------------  ------------  --------------  --------------  --------------------   --------------
  Net increase in net
   assets................   1,416,322,214       206,497     502,390,441      96,402,569      1,114,672,781        103,095,782
NET ASSETS:
  Beginning of year......   3,386,669,788   325,495,183     621,064,561     996,543,031        879,980,441        104,485,742
                           --------------  ------------  --------------  --------------  --------------------   --------------
  End of year............  $4,802,992,002  $325,701,680  $1,123,455,002  $1,092,945,600     $1,994,653,222       $207,581,524
                           --------------  ------------  --------------  --------------  --------------------   --------------
                           --------------  ------------  --------------  --------------  --------------------   --------------
  Accumulated
   undistributed
   (distribution in
   excess of) net
   investment income.....  $      990,092  $  1,762,527  $      977,108  $     (527,438)    $    3,949,537       $    547,755
                           --------------  ------------  --------------  --------------  --------------------   --------------
                           --------------  ------------  --------------  --------------  --------------------   --------------
CHANGE IN CAPITAL SHARES
 OUTSTANDING:
Shares sold..............     373,368,266    36,817,301     319,711,524     127,140,923        430,488,870         85,766,460
Reinvested
 distributions...........      76,688,687    17,908,502      27,848,903      66,285,199         32,437,147          5,312,136
Shares repurchased.......    (226,071,746)  (62,504,975)   (217,918,590)    (57,436,791)        (9,921,919)        (3,947,987)
                           --------------  ------------  --------------  --------------  --------------------   --------------
Net increase (decrease)
 in capital shares
 outstanding.............  $  223,985,207  $ (7,779,172) $  129,641,837  $  135,989,331     $  453,004,098       $ 87,130,609
                           --------------  ------------  --------------  --------------  --------------------   --------------
                           --------------  ------------  --------------  --------------  --------------------   --------------


                              HARTFORD        HARTFORD
                           SMALL COMPANY       MIDCAP
                             FUND, INC.     FUND, INC.*
                           --------------   ------------
OPERATIONS:
  Net investment
   income................   $     88,783    $     24,960
  Net realized gain
   (loss) on
   investments...........     12,450,126        (122,413)
  Net unrealized
   appreciation
   (depreciation) of
   investments...........      1,186,607       1,513,711
                           --------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     13,725,516       1,416,258
                           --------------   ------------
DISTRIBUTIONS TO
 SHAREHOLDERS (CLASS IA):
  From net investment
   income................        (95,955)        (24,500)
  From net realized gain
   on investments........     (9,778,063)        --
                           --------------   ------------
  Total distributions....     (9,874,018)        (24,500)
CAPITAL SHARE
 TRANSACTIONS:
  Proceeds from sale of
   shares................    161,029,937      26,374,232
  Reinvested
   distributions.........      9,859,112          21,452
  Cost of shares
   repurchased...........     (6,783,034)       (198,535)
                           --------------   ------------
  Net increase (decrease)
   in net assets
   resulting from capital
   share transactions....    164,106,015      26,197,149
                           --------------   ------------
  Net increase in net
   assets................    167,957,513      27,588,907
NET ASSETS:
  Beginning of year......     42,811,921         --
                           --------------   ------------
  End of year............   $210,769,434    $ 27,588,907
                           --------------   ------------
                           --------------   ------------
  Accumulated
   undistributed
   (distribution in
   excess of) net
   investment income.....   $         46    $        460
                           --------------   ------------
                           --------------   ------------
CHANGE IN CAPITAL SHARES
 OUTSTANDING:
Shares sold..............    132,781,679      24,427,494
Reinvested
 distributions...........      8,233,190          18,866
Shares repurchased.......     (5,739,202)       (183,467)
                           --------------   ------------
Net increase (decrease)
 in capital shares
 outstanding.............   $135,275,667    $ 24,262,893
                           --------------   ------------
                           --------------   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 1998
 1.  ORGANIZATION:

    Hartford Bond HLS Fund, Inc., Hartford Stock HLS Fund, Inc., Hartford Money Market HLS Fund, Inc., Hartford Advisers HLS Fund, Inc., Hartford Capital Appreciation HLS Fund, Inc., Hartford Mortgage Securities HLS Fund, Inc., Hartford Index HLS Fund, Inc., Hartford International Opportunities HLS Fund, Inc., Hartford Dividend and Growth HLS Fund, Inc., Hartford International Advisers HLS Fund, Inc., Hartford Small Company HLS Fund, Inc., Hartford MidCap HLS Fund, Inc. and Hartford Series Fund, Inc. (comprised of Hartford Growth and Income HLS Fund, Hartford High Yield HLS Fund and Hartford Global Leaders HLS Fund) (each a "Fund" or together the "Funds") are organized under the laws of the State of Maryland and are registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies.

    The Funds serve as the underlying investment vehicles for certain variable annuity and variable life insurance separate accounts and group pension contracts of Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively, The Hartford Life Insurance Companies). The Hartford Life Insurance Companies are affiliates of the Funds. The Funds, which have different investment objectives and policies, are described below.

Hartford Bond HLS Fund, Inc.                        Seeks maximum current income consistent with
 (formerly Hartford Bond Fund, Inc.)                preservation of capital through investing
                                                    primarily in high-grade government and corporate
                                                    bonds and other debt securities.
Hartford Stock HLS Fund, Inc.                       Seeks long-term capital growth through investment
 (formerly Hartford Stock Fund, Inc.)               in a diversified portfolio of equity securities.
Hartford Money Market HLS Fund, Inc.                Seeks a high level of current income consistent
 (formerly HVA Money Market Fund, Inc.)             with liquidity and the need for preservation of
                                                    capital through investment in high-quality
                                                    money-market securities.
Hartford Advisers HLS Fund, Inc.                    Seeks maximum long-term total rate of return
 (formerly Hartford Advisers Fund, Inc.)            (capital growth and current income) through
                                                    investment in a varying mix of stocks, bonds and
                                                    money market instruments.
Hartford Capital Appreciation HLS Fund, Inc.        Seeks growth of capital through investment in
 (formerly Hartford Capital Appreciation Fund,      equity securities of companies with high growth
 Inc.)                                              potential, including small, medium and large
                                                    companies.
Hartford Mortgage Securities HLS Fund, Inc.         Seeks a high level of current income by investing
 (formerly Hartford Mortgage Securities Fund,       primarily in mortgage-backed securities, including
 Inc.)                                              securities issued by Government National Mortgage
                                                    Association.
Hartford Index HLS Fund, Inc.                       Seeks to approximate the price and yield
 (formerly Hartford Index Fund, Inc.)               performance represented by the Standard & Poor's
                                                    500 Composite Stock Price Index through
                                                    investments in common stocks.
Hartford International Opportunities HLS Fund,      Seeks growth of capital through investing
 Inc.                                               primarily in foreign equity securities issues.
 (formerly Hartford International Opportunity
 Fund, Inc.)
Hartford Dividend and Growth HLS Fund, Inc.         Seeks a high level of current income consistent
 (formerly Hartford Dividend and Growth Fund,       with growth of capital and moderate investment
 Inc.)                                              risk. Primary investments are equity securities
                                                    and securities convertible into equity securities
                                                    that typically have above average yield.

Hartford International Advisers HLS Fund, Inc.      Seeks a long-term total rate of return consistent
 (formerly Hartford International Advisors Fund,    with moderate risk. Investments include a mix of
 Inc.)                                              debt, equity and money market instruments
                                                    primarily with foreign issuers.
Hartford Small Company HLS Fund, Inc.               Seeks growth of capital by investing primarily in
 (formerly Hartford Small Company Fund, Inc.)       equity securities selected on the basis of
                                                    potential for capital appreciation.
Hartford MidCap HLS Fund, Inc.                      Seeks long term capital growth through capital
 (formerly Hartford MidCap Fund, Inc.)              appreciation by investing primarily in equity
                                                    securities.
Hartford Growth and Income HLS Fund                 Seeks growth of capital and current income by
                                                    investing primarily in equity securities with
                                                    earnings growth potential and steady or rising
                                                    dividends.
Hartford High Yield Bond HLS Fund                   Seeks high current income, growth of capital is a
                                                    secondary objective.
Hartford Global Leaders HLS Fund                    Seeks growth of capital by investing primarily in
                                                    equity securities selected on the basis of
                                                    potential for capital appreciation.

    Each Fund, with the exception of Hartford Mortgage Securities HLS, Hartford Index HLS, Hartford International Advisers HLS and Hartford MidCap HLS Funds are divided into Class IA and IB shares. Each class is offered at net asset value without a sales charge and is subject to the same expenses except that the Class IB shares are subject to distribution fees charged pusuant to a Rule 12b-1 plan. Distribution and Service Plans have been adopted in accordance with rule 12b-1 of the Investment Company Act of 1940, as amended.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Funds, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (the day the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

    b) SECURITY VALUATION--Debt securities (other than short-term obligations are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Mortgage securities are valued at the bid price. Short-term securities held in Hartford Money Market HLS Fund, Inc. are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value. In the remaining Funds, short-term investments purchased with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments purchased with a maturity of more than 60 days are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

      Equity securities are valued at the last sales price reported on principal securities exchanges on which such securities are traded (domestic or foreign) or on the principal over-the-counter market on which such securities are traded as of the close of business on the day the securities are being valued. If no sale occurred on a particular day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. Securities quoted in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of each business day. Options are valued at the last sales price; if no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at their fair values under the direction of, the Funds' Board of Directors.

    c) FOREIGN CURRENCY TRANSACTIONS--The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing exchange rates.

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 DECEMBER 31, 1998
      Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

      The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

      Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

    d) REPURCHASE AGREEMENTS--A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Funds enter into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of repurchase agreements exceeding one day, the value of the underlying security(ies), including accrued interest, is required during the term of the agreement to be equal to or exceed the value of the repurchase agreement. Securities which serve to collateralize the repurchase agreement are held by each Fund's custodian in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable.

    e) JOINT TRADING ACCOUNT--Pursuant to an exemptive order issued by the SEC, the Funds may transfer uninvested cash balances into a joint trading account managed by The Hartford Investment Management Company (HIMCO) or Wellington Management Company, LLP (Wellington). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

    f) FUTURES, OPTIONS ON FUTURES AND OPTIONS TRANSACTIONS--The Funds enter into futures contracts to retain their cash balance and yet be exposed to the market, thereby providing the liquidity necessary to accommodate redemptions while at the same time providing shareholders with the investment return of a fully invested portfolio. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash or U.S. Treasury bills. Subsequent payments, called maintenance margin, to and from the broker-dealer, are made on a daily basis as the price of the underlying debt security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors. The variation margin on futures contracts is included in excess of cash, receivables and other assets over liabilities, or excess of liabilities over cash, receivables and other assets, as applicable, in each Funds' Statement of Net Assets.

      At any time prior to the expiration of the futures contract, the Funds may close the position by taking an opposite position which would operate to terminate the position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss.

      The premium paid by the Fund for the purchase of a call or put option is included in the Fund's Statement of Net Assets as excess of cash, receivables and other assets over liabilities or excess of liabilities over cash, receivables and other assets and subsequently "marked-to-market" to reflect the current market value of the option purchased as of the end of the reporting period. If an option which the Fund has purchased expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid to buy the call.

      The funds may write covered options. "Covered" means that so long as the Fund is obligated as the writer of an option, it will own either the underlying securities or currency or an option to purchase or sell the same underlying securities or currency having an expiration date of the covered option at an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to the fluctuating market value of the option securities or currencies. The Fund receives a premium from writing a call or put option, which increases the Fund's return if the option expires unexercised or is closed out at a net profit. The Funds' option activity was as follows during 1998:

                          HLS DIVIDEND AND GROWTH FUND

                                             OPTIONS CONTRACTS
                                             WRITTEN DURING THE
                                                   PERIOD
                                          ------------------------
                                          NUMBER OF      DOLLAR
CALL WRITES                               CONTRACTS     AMOUNTS
----------------------------------------  ---------   ------------
Beginning of Period.....................         0    $          0
During the Period.......................    44,254       3,733,685
Expired during the period...............    (1,146)        (90,855)
Closed during the period................   (33,790)     (2,752,267)
Exercised during the period.............    (1,668)       (205,958)
                                          ---------   ------------
Balance at the end of period............     7,650    $    684,605
                                          ---------   ------------
                                          ---------   ------------

                                             OPTIONS CONTRACTS
                                             WRITTEN DURING THE
                                                   PERIOD
                                          ------------------------
                                          NUMBER OF      DOLLAR
PUT PURCHASES                             CONTRACTS     AMOUNTS
----------------------------------------  ---------   ------------
Beginning of Period.....................         0    $          0
During the Period.......................    11,249       1,109,195
Expired during the period...............         0               0
Closed during the period................   (11,249)     (1,109,195)
Exercised during the period.............         0               0
                                          ---------   ------------
Balance at the end of period............         0    $          0
                                          ---------   ------------
                                          ---------   ------------

    g) FORWARD FOREIGN CURRENCY CONTRACTS--As of December 31, 1998, Hartford International Opportunities HLS Fund, Inc. and Hartford International Advisers
      HLS Fund, Inc., had entered into forward foreign currency exchange contracts that obligate the Funds to repurchase/replace or sell currencies at specified future dates. The Funds enter into forward foreign currency contracts to hedge against adverse fluctuations in exchange rates between currencies. The forward foreign currency contracts' costs are included in excess of cash, receivables and other assets over liabilities or excess of liabilities over cash, receivables and other assets, as applicable, in the Funds' Statement of Net Assets.

      Forward foreign currency contracts involve elements of market risk in excess of the amount reflected in the Statement of Net Assets. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar.

    h) FEDERAL INCOME TAXES--For federal income tax purposes, the Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code by distributing substantially all of their taxable net investment income and net realized capital gains to their shareholders or otherwise complying with the requirements of regulated investment companies. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

     i) FUND SHARE VALUATION AND DISTRIBUTIONS TO SHAREHOLDERS--Orders for the Funds' shares are executed in accordance with the investment instructions of the contract holders. Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend data in the exercise of due diligence. Interest income and expenses are accrued on a daily basis. The net asset value of each Fund's shares is determined as of the close of each business day

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 DECEMBER 31, 1998
      of the New York Stock Exchange (the Exchange). Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day on which the Fund is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined per-share net asset value.

      Dividends are declared by the Funds' Board of Directors based upon the investment performance of the respective Funds. The policy of all funds except the Hartford Money Market HLS Fund, Inc. is to pay dividends from net investment income and distribute realized capital gains, if any, annually.

      Hartford Money Market HLS Fund, Inc. seeks to maintain a stable net asset value per share of $1.00 by declaring a daily dividend from net investment income, including net short-term capital gains and losses, and by valuing its investments using the amortized cost method. Dividends are distributed monthly.

      Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gains and losses, partnerships, losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions result in reclassifications to capital accounts (see Note 7).

     j) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

    k) RESTRICTED SECURITIES--Each Fund is permitted to invest up to 15% of its net assets in illiquid securities, except for Money Market HLS Fund, Inc., which may invest up to 10% in such securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine a Fund's net asset value per share. Each Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Funds' Board of Directors.

      At December 31, 1998, the Funds held the following restricted securities (excluding 144A issues):

                                                      ACQUISITION                    MARKET         % OF
FUND                               SECURITY              DATE           COST          VALUE      NET ASSETS
-------------------------  -------------------------  -----------   ------------   -----------   ----------
Capital Appreciation HLS
 Fund, Inc...............  Intermedia Communications    10/15/98    $    342,225   $   217,971      0.004%
Capital Appreciation HLS
 Fund, Inc...............  SGW Holding Corporation       8/15/97    $ 11,311,018   $ 2,736,360      0.047%
Small Company HLS Fund,
 Inc.....................  SGW Holding Corporation       8/15/97    $    599,992   $   145,150      0.041%

 3.  EXPENSES:

    a) INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS--HL Investment Advisors, Inc. (HL Advisors) an indirect majority-owned subsidiary of The Hartford
      Financial Services Group, Inc. (The Hartford), serves as investment manager to the Funds pursuant to Investment Management Agreements approved by each Funds' Board of Directors and shareholders.

      The schedule below reflects the rates of compensation paid to HL Advisors for services rendered:

                         HARTFORD INDEX HLS FUND, INC.

AVERAGE DAILY NET ASSETS                            ANNUAL RATE
--------------------------------------------------  -----------
All Assets                                              0.200%

                  HARTFORD MORTGAGE SECURITIES HLS FUND, INC.
                    AND HARTFORD MONEY MARKET HLS FUND, INC.

AVERAGE DAILY NET ASSETS                            ANNUAL RATE
--------------------------------------------------  -----------
All Assets                                              0.250%

                          HARTFORD BOND HLS FUND, INC.
                       AND HARTFORD STOCK HLS FUND, INC.

AVERAGE DAILY NET ASSETS                            ANNUAL RATE
--------------------------------------------------  -----------
On first $250 million                                    .325%
On next $250 million                                     .300
On next $500 million                                     .275
Over $1 billion                                          .250

                       HARTFORD ADVISERS HLS FUND, INC.,
                 HARTFORD CAPITAL APPRECIATION HLS FUND, INC.,
              HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND, INC.,
                  HARTFORD DIVIDEND AND GROWTH HLS FUND, INC.,
                HARTFORD INTERNATIONAL ADVISERS HLS FUND, INC.,
                     HARTFORD SMALL COMPANY HLS FUND, INC.,
                        HARTFORD MIDCAP HLS FUND, INC.,
                      HARTFORD GROWTH AND INCOME HLS FUND,
                        HARTFORD HIGH YIELD HLS FUND AND
                        HARTFORD GLOBAL LEADERS HLS FUND

AVERAGE DAILY NET ASSETS                            ANNUAL RATE
--------------------------------------------------  -----------
On first $250 million                                   .575%
On next $250 million                                    .525
On next $500 million                                    .475
Over $1 billion                                         .425

      HL Advisors has agreed to waive its fees for the Hartford Growth and Income HLS Fund, Inc., Hartford High Yield HLS Fund, Inc. and Hartford Global Leaders HLS Fund, Inc. and until the net assets of these Funds, excluding assets contributed by companies affiliated with HL Advisors, reaches $20 million. Total fees waived during 1998 amounted to $38,069, $19,214 and $5,826 on Hartford Growth and Income HLS Fund, Hartford High Yield HLS Fund and Hartford Global Leaders HLS Fund, respectively.

      Pursuant to investment services agreements between HL Advisors and HIMCO, HIMCO provides the day-to-day investment management services to the Hartford Bond HLS Fund, Inc., Hartford Money Market HLS Fund, Inc., Hartford Mortgage Securities HLS Fund, Inc., Hartford Index HLS Fund, Inc. and Hartford High Yield HLS Fund. HIMCO is a wholly-owned subsidiary of The Hartford.

      Pursuant to sub-advisory agreements between HL Advisors and Wellington, Wellington provides the day-to-day investment management services to the Hartford Stock HLS Fund, Inc., Hartford Advisers HLS Fund, Inc., Hartford Capital Appreciation HLS Fund, Inc., Hartford International Opportunities HLS Fund, Inc., Hartford Dividend and Growth HLS Fund, Inc., Hartford International Advisers HLS Fund, Inc., Hartford Small Company HLS Fund, Inc., Hartford MidCap HLS Fund, Inc., Hartford Growth and Income HLS Fund and Hartford Global Leaders HLS Fund.

      Wellington and HIMCO determine the purchase and sale of portfolio securities and place such orders for execution in the name of the respective Fund. In conjunction with their investment activity, Wellington and HIMCO regularly

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 DECEMBER 31, 1998
      furnish reports to the Funds' Board of Directors concerning economic forecasts, investment strategy, portfolio activity and performance of the Funds.

    b) ADMINISTRATIVE SERVICES AGREEMENT--Under the Administrative Services Agreement between Hartford Life Insurance Company (HL and each of the Funds, HL provides administrative services to the Funds and receives monthly compensation at the annual rate of .175% of each Fund's average daily net assets. The Funds assume and pay certain other expenses (including, but not limited to, shareholder accounting, state taxes and directors' fees). Directors' fees represent remuneration paid or accrued to directors not affiliated with HL or any other related company.

    c) OPERATING EXPENSES--Allocable expenses of the Funds are charged to each Fund based on the ratio of the net assets of each fund to the combined net assets of the Funds. Nonallocable expenses are charged to each fund based on specific identification.

    d) EXPENSE OFFSET--The Funds have entered into certain expense offset arrangements with the Custodian Bank. The amount of the Funds' expense reductions is shown on the accompanying statements of operations as Custodian expense offset.

    e) DISTRIBUTION PLAN FOR CLASS IB SHARES--Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, each Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares.

      Although the Distribution Plan provides that each Fund may pay annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares, the Distributor has voluntarily agreed to waive .07% of the fee. This waiver may be withdrawn at any time after notice to shareholders. Under the terms of the Distribution Plan and the principal underwriting agreement, each Fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

 4.  TAX COST AND UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS:

    As of December 31, 1998, the aggregate gross unrealized appreciation and depreciation of all investments, based on cost for federal income tax purposes, was as follows:

                                                 AGGREGATE GROSS    AGGREGATE GROSS    NET UNREALIZED
                                                    UNREALIZED         UNREALIZED       APPRECIATION/
FUND                               TAX COST        APPRECIATION       DEPRECIATION      DEPRECIATION
------------------------------  ---------------  ----------------   ----------------   ---------------
Hartford Bond HLS Fund,
 Inc..........................  $   871,497,170   $    27,479,821     $   (4,937,702)  $    22,542,119
Hartford Stock HLS Fund,
 Inc..........................    4,693,215,246     2,635,787,778       (144,901,670)    2,490,886,108
Hartford Advisers HLS Fund,
 Inc..........................    8,805,451,830     3,107,491,802       (143,562,091)    2,963,929,711
Hartford Capital Appreciation
 HLS Fund, Inc................    4,501,200,224     1,791,961,279       (485,540,317)    1,306,420,962
Hartford Mortgage Securities
 HLS Fund, Inc................      350,385,543         5,191,077           (544,327)        4,646,750
Hartford Index HLS Fund,
 Inc..........................    1,242,025,166       663,685,253        (49,607,059)      614,078,194
Hartford International
 Opportunities HLS Fund,
 Inc..........................    1,061,010,574       169,270,545        (33,767,509)      135,503,036
Hartford Dividend & Growth HLS
 Fund, Inc....................    4,960,802,783     1,330,813,019       (146,689,660)    1,184,123,359
Hartford International
 Advisers HLS Fund, Inc.......   269,337,618.59        25,313,809         (4,928,644)       20,385,165
Hartford Small Company HLS
 Fund, Inc....................      289,476,601        72,775,395        (15,192,480)       57,582,915
Hartford MidCap Fund HLS Fund,
 Inc..........................      123,705,221        22,481,115         (3,839,351)       18,641,764
Hartford Growth and Income HLS
 Fund.........................       44,652,602         7,190,515           (638,937)        6,551,578
Hartford High Yield HLS
 Fund.........................       14,249,054           313,256           (151,378)          161,878
Hartford Global Leaders HLS
 Fund.........................        5,276,887           877,516            (14,740)          862,776

 5.  AFFILIATE HOLDINGS:

   a) As of December 31, 1998, HL Investment Advisers, Inc. held direct interests in shares as follows:

                                                      PERCENT OF
FUND                                       SHARES    TOTAL SHARES
----------------------------------------  ---------  ------------
Hartford MidCap HLS Fund, Inc...........  3,000,000       3.01%
Hartford Growth and Income HLS Fund.....  2,990,000      14.01
Hartford High Yield HLS Fund............  9,900,000      69.50
Hartford Global Leaders HLS Fund........  2,970,000      66.25

   b) As of December 31, 1998, certain HL group pension contracts held direct interests in shares as follows:

                                                       PERCENT OF
FUND                                        SHARES    TOTAL SHARES
----------------------------------------  ----------  ------------
Hartford Bond HLS Fund, Inc.............   8,824,895       1.06%
Hartford Stock HLS Fund, Inc............   5,383,104       0.46
Hartford Money Market HLS Fund Inc......  30,104,713       3.45
Hartford Advisers HLS Fund, Inc.........  35,408,305       0.89
Hartford Capital Appreciation HLS Fund,
 Inc....................................  24,653,150       2.02
Hartford Mortgage Securities HLS Fund,
 Inc....................................  16,876,477       5.13
Hartford Index HLS Fund, Inc............  33,164,714       6.41
Hartford International Opportunities HLS
 Fund, Inc..............................  11,572,560       1.31
Hartford Dividend and Growth HLS Fund,
 Inc....................................   8,684,808       0.62
Hartford International Advisers HLS
 Fund, Inc..............................   1,940,981       0.78
Hartford Small Company HLS Fund, Inc....   4,821,686       1.82
Hartford MidCap HLS Fund, Inc...........      43,464       0.04

 6.  INVESTMENT TRANSACTIONS:

    For the year ended December 31, 1998, aggregate purchases and sales of investment securities (excludes short-term investments) were as follows:

                                                                 PROCEEDS FROM
FUND                                      COST OF PURCHASES          SALES
----------------------------------------  ------------------   ------------------
Hartford Bond HLS Fund, Inc.............    $1,133,799,470       $    820,763,031
Hartford Stock HLS Fund, Inc............     2,452,300,800          1,499,218,395
Hartford Advisers HLS Fund, Inc.........     5,094,408,319          3,567,912,122
Hartford Capital Appreciation HLS Fund,
 Inc....................................     2,945,768,461          2,547,813,230
Hartford Mortgage Securities HLS Fund,
 Inc....................................       732,595,334            646,628,954
Hartford Index HLS Fund, Inc............       446,989,710             63,849,733
Hartford International Opportunities HLS
 Fund, Inc..............................     1,722,340,014          1,689,451,513
Hartford Dividend and Growth HLS Fund,
 Inc....................................     1,882,004,424          1,196,771,032
Hartford International Advisers HLS
 Fund, Inc..............................       380,030,754            335,952,711
Hartford Small Company HLS Fund, Inc....       687,530,998            598,406,783
Hartford MidCap HLS Fund, Inc...........       194,415,148            102,047,032
Hartford Growth and Income HLS Fund.....        25,116,565              3,671,285
Hartford High Yield HLS Fund............        15,651,886              1,693,300
Hartford Global Leaders HLS Fund........         6,061,213              2,004,751

 7.  RECLASSIFICATION OF CAPITAL ACCOUNTS:

    In accordance with AICPA statement of position 93-2, DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES, the Funds have recorded several reclassifications in their capital accounts. These reclassifications had no impact on the net asset value per shares of the Funds and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. The reclassifications are a result of temporary and permanent differences between GAAP and tax accounting as a result of losses on wash sale transactions, paydown gains and losses on mortgage-backed securities, foreign currency gains and losses, post October loss deferrals and realized and unrealized gains and losses on passive foreign investment companies. Therefore, the source of the Funds' distributions may be shown in the accompanying statement of changes in net assets as from, or in excess of net investment income, from, or in excess of net

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 DECEMBER 31, 1998
    realized gain on investments or from capital depending on the type of book and tax debt that may exist. As of December 31, 1998 the Funds recorded the following reclassifications to increase (decrease) the accounts listed below.

                                                        ACCUMULATED
                                       ACCUMULATED     UNDISTRIBUTED
                                      UNDISTRIBUTED    (DISTRIBUTION
                                      (DISTRIBUTION    IN EXCESS OF)
                                      IN EXCESS OF)     NET REALIZED
                                     NET INVESTMENT       GAIN ON          PAID-IN
FUND                                     INCOME         INVESTMENTS        SURPLUS
-----------------------------------  ---------------   --------------   -------------
Hartford Bond HLS Fund, Inc........    $    (5,182)      $      5,182   $           0
Hartford Stock HLS Fund, Inc.......            (23)                23               0
Hartford Advisers HLS Fund, Inc....        (94,584)            94,584               0
Hartford Capital Appreciation HLS
 Fund, Inc.........................       (576,558)           575,361           1,197
Hartford Mortgage Securities HLS
 Fund, Inc.........................       (316,821)           798,656        (481,835)
Hartford Index HLS Fund, Inc.......            (10)           602,969        (602,959)
Hartford International
 Opportunities HLS Fund, Inc.......       (439,666)           439,624              42
Hartford Dividend and Growth HLS
 Fund, Inc.........................        111,028           (111,028)              0
Hartford International Advisers HLS
 Fund, Inc.........................     17,299,836         (1,345,031)    (15,954,805)
Hartford Small Company HLS Fund,
 Inc...............................        635,179              1,111        (636,290)
Hartford Midcap HLS Fund, Inc......        120,812           (120,812)              0
Hartford Growth & Income HLS
 Fund..............................              0                  0               0
Hartford High Yield HLS Fund.......         (1,464)             1,464               0
Hartford Global Leaders HLS Fund...          1,191             (1,191)              0

 8.  CAPITAL LOSS CARRY FORWARD:

    At December 31, 1998, (tax year-end) the following Funds had capital loss carry forwards for U.S. Federal Tax purposes of approximately:

FUND                                        AMOUNT     YEAR OF EXPIRATION
----------------------------------------  -----------  ------------------
Hartford International Opportunities HLS
 Fund, Inc..............................  $17,680,925           2006
Hartford Small Company HLS Fund, Inc....   15,134,644           2006
Hartford Mortgage Securities HLS Fund,
 Inc....................................    7,251,161           2002
Hartford Growth & Income HLS Fund.......       44,062           2006

 9.  TAX INFORMATION NOTICE (UNAUDITED):

    For the year ended December 31, 1998, the following Funds distributed long-term capital gains dividends as follows:

Hartford International Advisers HLS Fund, Inc.....  $    466,833
Hartford Index HLS Fund, Inc......................    28,098,262
Hartford Capital Appreciation HLS Fund, Inc.......   364,341,473
Hartford Advisers HLS Fund, Inc...................   968,417,253
Hartford Stock HLS Fund, Inc......................   587,225,084
Hartford Bond HLS Fund, Inc.......................     1,415,804
Hartford MidCap HLS Fund, Inc.....................       200,476

 10. CAPITAL SHARE TRANSACTIONS:

    The following information is for the period ending December 31, 1998:

                                                          HARTFORD STOCK HLS FUND,        HARTFORD MONEY MARKET
                           HARTFORD BOND HLS FUND, INC.             INC.                      HLS FUND, INC.
                           ----------------------------  ---------------------------  ------------------------------
                              SHARES         AMOUNT        SHARES         AMOUNT          SHARES          AMOUNT
                           ------------  --------------  -----------  --------------  --------------  --------------
CLASS IA
Shares sold..............   334,981,284  $  366,472,552  226,124,652  $1,307,750,395   2,279,384,552  $2,279,385,544
Shares issued on
 reinvestment of
 distributions...........    39,579,874      42,744,216   40,523,153     227,976,510      36,079,243      36,079,243
Shares Redeemed..........   (66,010,394)    (72,380,915) (91,923,857)   (524,597,789) (2,055,458,998) (2,055,458,998)
                           ------------  --------------  -----------  --------------  --------------  --------------
Net Increase.............   308,550,764  $  336,835,853  174,723,948  $1,011,129,116     260,004,797  $  260,005,789
                           ------------  --------------  -----------  --------------  --------------  --------------
                           ------------  --------------  -----------  --------------  --------------  --------------

                                                               HARTFORD CAPITAL
                           HARTFORD ADVISERS HLS FUND,           APPRECIATION           HARTFORD MORTGAGE SECURITIES
                                       INC.                     HLS FUND, INC.                 HLS FUND, INC.
                           ----------------------------  ----------------------------  ------------------------------
                              SHARES         AMOUNT         SHARES         AMOUNT          SHARES          AMOUNT
                           ------------  --------------  ------------  --------------  --------------  --------------
CLASS IA
Shares sold..............   567,555,489  $1,567,924,884   281,342,857  $1,257,555,081      57,937,610  $   64,363,026
Shares issued on
 reinvestment of
 distributions...........   192,639,731     530,235,045    77,711,309     350,859,661      20,461,506      22,200,000
Shares Redeemed..........   (84,108,984)   (231,335,882) (227,943,459) (1,005,136,346)    (49,367,564)    (54,920,899)
                           ------------  --------------  ------------  --------------  --------------  --------------
Net Increase.............   676,086,236  $1,866,824,047   131,110,707  $  603,278,396      29,031,552  $   31,642,127
                           ------------  --------------  ------------  --------------  --------------  --------------
                           ------------  --------------  ------------  --------------  --------------  --------------

                             HARTFORD INDEX HLS FUND,       HARTFORD INTERNATIONAL      HARTFORD DIVIDEND AND GROWTH
                                       INC.              OPPORTUNITIES HLS FUND, INC.          HLS FUND, INC.
                           ----------------------------  ----------------------------  ------------------------------
                              SHARES         AMOUNT         SHARES         AMOUNT          SHARES          AMOUNT
                           ------------  --------------  ------------  --------------  --------------  --------------
CLASS IA
Shares sold..............   216,433,464  $  689,009,410   313,574,429  $  398,422,898     372,555,830  $  763,971,073
Shares issued on
 reinvestment of
 distributions...........    13,976,294      44,600,001    66,706,915      87,853,994      60,744,430     124,543,520
Shares Redeemed..........  (103,754,732)   (330,659,647) (341,346,342)   (434,068,131)    (51,918,413)   (105,367,979)
                           ------------  --------------  ------------  --------------  --------------  --------------
Net Increase.............   126,655,026  $  402,949,764    38,935,002  $   52,208,761     381,381,847  $  783,146,614
                           ------------  --------------  ------------  --------------  --------------  --------------
                           ------------  --------------  ------------  --------------  --------------  --------------

                              HARTFORD INTERNATIONAL        HARTFORD SMALL COMPANY
                             ADVISERS HLS FUND, INC.            HLS FUND, INC.         HARTFORD MIDCAP HLS FUND, INC.
                           ----------------------------  ----------------------------  ------------------------------
                              SHARES         AMOUNT         SHARES         AMOUNT          SHARES          AMOUNT
                           ------------  --------------  ------------  --------------  --------------  --------------
CLASS IA
Shares sold..............    56,027,943  $   63,375,108   221,875,243  $  257,442,860      79,802,187  $  100,347,290
Shares issued on
 reinvestment of
 distributions...........    27,522,863      29,712,912     2,958,223       3,776,000             747             916
Shares Redeemed..........   (12,689,383)    (14,216,790) (134,668,328)   (151,243,951)     (4,365,974)     (5,456,629)
                           ------------  --------------  ------------  --------------  --------------  --------------
Net Increase.............    70,861,423  $   78,871,230    90,165,138  $  109,974,909      75,436,960  $   94,891,577
                           ------------  --------------  ------------  --------------  --------------  --------------
                           ------------  --------------  ------------  --------------  --------------  --------------

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 DECEMBER 31, 1998

                            HARTFORD GROWTH AND INCOME     HARTFORD HIGH YIELD HLS     HARTFORD GLOBAL LEADERS HLS
                                     HLS FUND                       FUND                           FUND
                           ----------------------------  ---------------------------  ------------------------------
                              SHARES         AMOUNT        SHARES         AMOUNT          SHARES          AMOUNT
                           ------------  --------------  -----------  --------------  --------------  --------------
CLASS IA
Shares sold..............    22,409,375  $   23,210,363   15,548,498  $   15,659,286       5,396,366  $    5,971,006
Shares issued on
 reinvestment of
 distributions...........        68,752          81,537       78,581          79,897          39,896          51,273
Shares Redeemed..........    (1,134,968)     (1,198,878)  (1,383,155)     (1,424,406)       (953,712)     (1,171,496)
                           ------------  --------------  -----------  --------------  --------------  --------------
Net Increase.............    21,343,159  $   22,093,022   14,243,924  $   14,314,777       4,482,550  $    4,850,783
                           ------------  --------------  -----------  --------------  --------------  --------------
                           ------------  --------------  -----------  --------------  --------------  --------------

                                                          HARTFORD STOCK HLS FUND,        HARTFORD MONEY MARKET
                           HARTFORD BOND HLS FUND, INC.             INC.                      HLS FUND, INC.
                           ----------------------------  ---------------------------  ------------------------------
                              SHARES         AMOUNT        SHARES         AMOUNT          SHARES          AMOUNT
                           ------------  --------------  -----------  --------------  --------------  --------------
CLASS IB
Shares sold..............     5,125,307  $    5,297,213    8,894,358  $    9,242,551       2,658,059  $    2,658,060
Shares issued on
 reinvestment of
 distributions...........       253,800         255,767      384,582         423,490          30,221          30,221
Shares Redeemed..........      (134,784)       (140,616)     (46,040)        (48,752)       (509,238)       (509,238)
                           ------------  --------------  -----------  --------------  --------------  --------------
Net Increase.............     5,244,323  $    5,412,364    9,232,900  $    9,617,289       2,179,042  $    2,179,043
                           ------------  --------------  -----------  --------------  --------------  --------------
                           ------------  --------------  -----------  --------------  --------------  --------------

                                                                                          HARTFORD INTERNATIONAL
                           HARTFORD ADVISERS HLS FUND,        HARTFORD CAPITAL                OPPORTUNITIES
                                       INC.              APPRECIATION HLS FUND, INC.          HLS FUND, INC.
                           ----------------------------  ---------------------------  ------------------------------
                              SHARES         AMOUNT        SHARES         AMOUNT          SHARES          AMOUNT
                           ------------  --------------  -----------  --------------  --------------  --------------
CLASS IB
Shares sold..............    31,357,674  $   32,503,646    5,950,525  $    5,572,551         680,037  $      661,681
Shares issued on
 reinvestment of
 distributions...........     1,700,713       1,804,946      141,407         140,339          11,380          11,063
Shares Redeemed..........      (349,123)       (351,233)    (104,818)        (94,618)         (9,688)         (9,161)
                           ------------  --------------  -----------  --------------  --------------  --------------
Net Increase.............    32,709,264  $   33,957,359    5,987,114  $    5,618,272         681,729  $      663,583
                           ------------  --------------  -----------  --------------  --------------  --------------
                           ------------  --------------  -----------  --------------  --------------  --------------

                           HARTFORD DIVIDEND AND GROWTH    HARTFORD SMALL COMPANY       HARTFORD GROWTH AND INCOME
                                  HLS FUND, INC.               HLS FUND, INC.                    HLS FUND
                           ----------------------------  ---------------------------  ------------------------------
                              SHARES         AMOUNT        SHARES         AMOUNT          SHARES          AMOUNT
                           ------------  --------------  -----------  --------------  --------------  --------------
CLASS IB
Shares sold..............     8,473,373  $    8,276,226      708,407  $      647,615          10,000  $       10,000
Shares issued on
 reinvestment of
 distributions...........       255,001         256,481      --             --              --              --
Shares Redeemed..........      (177,503)       (164,795)      (3,241)         (2,748)       --              --
                           ------------  --------------  -----------  --------------  --------------  --------------
Net Increase.............     8,550,871  $    8,367,912      705,166  $      644,867          10,000  $       10,000
                           ------------  --------------  -----------  --------------  --------------  --------------
                           ------------  --------------  -----------  --------------  --------------  --------------

                                                                HARTFORD GLOBAL LEADERS
                                HARTFORD HIGH YIELD HLS FUND           HLS FUND
                                ----------------------------  ---------------------------
                                   SHARES         AMOUNT        SHARES         AMOUNT
                                ------------  --------------  -----------  --------------
CLASS IB
Shares sold...................       100,000  $      100,000       30,000  $       30,000
Shares issued on reinvestment
 of distributions.............       --             --            --             --
Shares Redeemed...............       --             --            --             --
                                ------------  --------------  -----------  --------------
Net Increase..................       100,000  $      100,000       30,000  $       30,000
                                ------------  --------------  -----------  --------------
                                ------------  --------------  -----------  --------------

 11. EUROPEAN MONETARY UNION:

    On January 1, 1999, the European Monetary Union "EMU" introduced a new single currency, the euro, which will replace the national currencies of the participating members countries. Until 2002, the national currencies will continue to exist, but exchange rates will be tied to the euro. The introduction of the euro is likely to affect all stages of the investment process, including trading, foreign exchange and accounting. Because this change to a single currency is new, the introduction of the euro may result in market volatility and may affect the business or financial conditions of European issuers or of a Portfolio investing in European issuers. In addition, while the conversion will eliminate currency risk among the participating nations, currency risk between the euro and the U.S. dollar remains a factor.

 12. LINE OF CREDIT:

    The Funds participate in a $500,000,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment which has not been utilized. During the year ended December 31, 1998, the Funds did not have any borrowings under these facilities.

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                                             -- SELECTED PER-SHARE DATA(4) --
                           --------------------------------------------------------------------
                                                      NET REALIZED
                                                           AND
                           NET ASSET                   UNREALIZED                    DIVIDENDS
                            VALUE AT        NET           GAIN        TOTAL FROM     FROM NET
                           BEGINNING    INVESTMENT      (LOSS) ON     INVESTMENT    INVESTMENT
                           OF PERIOD      INCOME       INVESTMENTS    OPERATIONS      INCOME
                           ----------   -----------   -------------   -----------   -----------

HARTFORD BOND HLS FUND,
 INC.
  For the Year Ended
   December 31, 1998
  Class 1A...............    $1.050        $0.053        $ 0.032        $ 0.085       $(0.054)
  For the Year Ended
   December 31
  1997...................     1.000         0.063          0.047          0.110        (0.060)
  1996...................     1.028         0.064         (0.029)         0.035        (0.063)
  1995...................     0.926         0.064          0.102          0.166        (0.064)
  1994...................     1.044         0.060         (0.100)        (0.040)       (0.060)
  From inception April 1,
   1998, through December
   31, 1998
  Class 1B...............     1.000         0.021          0.038          0.059        (0.051)

HARTFORD STOCK HLS FUND,
 INC.
  For the Year Ended
   December 31, 1998
  Class 1A...............     5.123         0.051          1.622          1.673        (0.050)
  For the Year Ended
   December 31
  1997...................     4.143         0.050          1.196          1.246        (0.049)
  1996...................     3.527         0.060          0.763          0.823        (0.059)
  1995...................     2.801         0.070          0.840          0.910        (0.070)
  1994...................     3.099         0.061         (0.111)        (0.050)       (0.061)
  From inception April 1,
   1998, through December
   31, 1998
  Class 1B...............     1.000         0.004          0.145          0.149        (0.048)

HARTFORD MONEY MARKET HLS
 FUND, INC.
  For the Year Ended
   December 31, 1998
  Class 1A...............     1.000         0.051         (0.000)         0.051        (0.051)
  For the Year Ended
   December 31
  1997...................     1.000         0.049          0.000          0.049        (0.049)
  1996...................     1.000         0.050          0.000          0.050        (0.050)
  1995...................     1.000         0.056          0.000          0.056        (0.056)
  1994...................     1.000         0.039          0.000          0.039        (0.039)
  From inception April 1,
   1998, through December
   31, 1998
  Class 1B...............     1.000         0.037          0.000          0.037        (0.037)

HARTFORD ADVISERS HLS
 FUND, INC.
  For the Year Ended
   December 31, 1998
  Class 1A...............     2.527         0.061          0.546          0.607        (0.060)
  For the Year Ended
   December 31
  1997...................     2.169         0.056          0.455          0.511        (0.055)
  1996...................     1.958         0.059          0.255          0.314        (0.059)
  1995...................     1.600         0.064          0.377          0.441        (0.064)
  1994...................     1.752         0.054         (0.100)        (0.046)       (0.054)
  From inception April 1,
   1998, through December
   31, 1998
  Class 1B...............     1.000         0.010          0.109          0.119        (0.058)

HARTFORD CAPITAL
 APPRECIATION HLS FUND,
 INC.
  For the Year Ended
   December 31, 1998
  Class 1A...............     4.410         0.025          0.525          0.550        (0.026)
  For the Year Ended
   December 31
  1997...................     3.914         0.020          0.794          0.814        (0.022)
  1996...................     3.490         0.022          0.655          0.677        (0.025)
  1995...................     2.860         0.030          0.785          0.815        (0.030)
  1994...................     3.052         0.011          0.070          0.081        (0.011)
  From inception April 1,
   1998, through December
   31, 1998
  Class 1B...............     1.000         0.002         (0.034)        (0.032)       (0.024)

HARTFORD MORTGAGE
 SECURITIES HLS FUND,
 INC.
  For the Year Ended
   December 31
  1998...................     1.084         0.067          0.006          0.073        (0.067)
  1997...................     1.056         0.071          0.022          0.093        (0.065)
  1996...................     1.071         0.069         (0.018)         0.051        (0.066)
  1995...................     0.984         0.068          0.087          0.155        (0.068)
  1994...................     1.075         0.068         (0.086)        (0.018)       (0.068)

(1)  Annualized.
(2)  Not annualized.
(4) Information presented relates to a share of capital stock outstanding for the indicated period.
(5)  Excluding mortgage dollar rolls.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                                -- SELECTED PER-SHARE DATA --
                           -------------------------------------------------------------------------------------------------------
                            DISTRIBUTIONS      DISTRIBUTIONS                                                            NET ASSET
                            IN EXCESS OF     FROM NET REALIZED                                        NET INCREASE       VALUE AT
                           NET INVESTMENT         GAINS ON        DISTRIBUTIONS        TOTAL          (DECREASE) IN        END
                               INCOME           INVESTMENTS        FROM CAPITAL    DISTRIBUTIONS    NET ASSETS VALUE    OF PERIOD
                           ---------------   ------------------   --------------   --------------   -----------------   ----------

HARTFORD BOND HLS FUND,
 INC.
  For the Year Ended
   December 31, 1998
  Class 1A...............      $--                -$-                 $--              $(0.054)           $0.031          $1.081
  For the Year Ended
   December 31
  1997...................      --                    0.000            --                (0.060)            0.050           1.050
  1996...................      --                    0.000            --                (0.063)           (0.028)          1.000
  1995...................      --                    0.000            --                (0.064)            0.102           1.028
  1994...................      --                   (0.018)           --                (0.078)           (0.118)          0.926
  From inception April 1,
   1998, through December
   31, 1998
  Class 1B...............      --                 --                  --                (0.051)            0.008           1.008

HARTFORD STOCK HLS FUND,
 INC.
  For the Year Ended
   December 31, 1998
  Class 1A...............      --                   (0.184)           --                (0.234)            1.439           6.562
  For the Year Ended
   December 31
  1997...................      --                   (0.217)           --                (0.266)            0.980           5.123
  1996...................      --                   (0.148)           --                (0.207)            0.616           4.143
  1995...................      --                   (0.114)           --                (0.184)            0.726           3.527
  1994...................      --                   (0.187)           --                (0.248)           (0.298)          2.801
  From inception April 1,
   1998, through December
   31, 1998
  Class 1B...............      --                 --                  --                (0.048)            0.101           1.101

HARTFORD MONEY MARKET HLS
 FUND, INC.
  For the Year Ended
   December 31, 1998
  Class 1A...............      --                    0.000            --                (0.051)           (0.000)          1.000
  For the Year Ended
   December 31
  1997...................      --                    0.000            --                (0.049)          --                1.000
  1996...................      --                    0.000            --                (0.050)          --                1.000
  1995...................      --                    0.000            --                (0.056)          --                1.000
  1994...................      --                    0.000            --                (0.039)          --                1.000
  From inception April 1,
   1998, through December
   31, 1998
  Class 1B...............      --                 --                  --                (0.037)            0.000           1.000

HARTFORD ADVISERS HLS
 FUND, INC.
  For the Year Ended
   December 31, 1998
  Class 1A...............      --                   (0.089)           --                (0.149)            0.458           2.985
  For the Year Ended
   December 31
  1997...................      --                   (0.098)           --                (0.153)            0.358           2.527
  1996...................      --                   (0.044)           --                (0.103)            0.211           2.169
  1995...................      --                   (0.019)           --                (0.083)            0.358           1.958
  1994...................      --                   (0.052)           --                (0.106)           (0.152)          1.600
  From inception April 1,
   1998, through December
   31, 1998
  Class 1B...............      --                 --                  --                (0.058)            0.061           1.061

HARTFORD CAPITAL
 APPRECIATION HLS FUND,
 INC.
  For the Year Ended
   December 31, 1998
  Class 1A...............      --                   (0.175)           --                (0.201)            0.349           4.759
  For the Year Ended
   December 31
  1997...................      --                   (0.296)           --                (0.318)            0.496           4.410
  1996...................      --                   (0.228)           --                (0.253)            0.424           3.914
  1995...................      --                   (0.155)           --                (0.185)            0.630           3.490
  1994...................      --                   (0.262)           --                (0.273)           (0.192)          2.860
  From inception April 1,
   1998, through December
   31, 1998
  Class 1B...............      --                 --                  --                (0.024)           (0.008)          0.992

HARTFORD MORTGAGE
 SECURITIES HLS FUND,
 INC.
  For the Year Ended
   December 31
  1998...................       (0.003)           --                   (0.002)          (0.072)            0.001           1.085
  1997...................      --                 --                  --                (0.065)            0.028           1.084
  1996...................      --                 --                  --                (0.066)           (0.015)          1.056
  1995...................      --                 --                  --                (0.068)            0.087           1.071
  1994...................      --                   (0.005)           --                (0.073)           (0.091)          0.984

                                          -- RATIOS AND SUPPLEMEMENTAL DATA --
                           -------------------------------------------------------------------

                                                                          RATIO OF
                                                             RATIO OF       NET
                                            NET ASSETS      OPERATING    INVESTMENT
                                             AT END OF       EXPENSES      INCOME     PORTFOLIO
                                              PERIOD        TO AVERAGE   TO AVERAGE   TURNOVER
                           TOTAL RETURN   (IN THOUSANDS)    NET ASSETS   NET ASSETS     RATE
                           ------------   ---------------   ----------   ----------   --------
HARTFORD BOND HLS FUND,
 INC.
  For the Year Ended
   December 31, 1998
  Class 1A...............          8.15%(2)    $  902,480       0.50%        5.86%      122.3%
  For the Year Ended
   December 31
  1997...................         11.35         552,870         0.51         6.58       112.9(5)
  1996...................          3.54         402,548         0.52         6.37       212.0
  1995...................         18.49         342,495         0.53         6.51       215.0
  1994...................         (3.95)        247,458         0.55         6.23       328.8
  From inception April 1,
   1998, through December
   31, 1998
  Class 1B...............          5.89(2)         5,285        0.69(1)      5.54(1)    --
HARTFORD STOCK HLS FUND,
 INC.
  For the Year Ended
   December 31, 1998
  Class 1A...............         33.47(2)     7,183,046        0.46         0.95        27.1
  For the Year Ended
   December 31
  1997...................         31.38       4,713,322         0.45         1.11        31.6
  1996...................         24.33       2,994,209         0.46         1.59        42.3
  1995...................         34.10       1,876,884         0.48         2.23        52.9
  1994...................         (1.89)      1,163,158         0.50         2.17        63.8
  From inception April 1,
   1998, through December
   31, 1998
  Class 1B...............         14.91(2)        10,167        0.65(1)      0.73(1)    --
HARTFORD MONEY MARKET HLS
 FUND, INC.
  For the Year Ended
   December 31, 1998
  Class 1A...............          5.25(2)       872,486        0.45         5.12       --
  For the Year Ended
   December 31
  1997...................          5.31         612,480         0.44         5.21       --
  1996...................          5.09         542,586         0.44         5.04       --
  1995...................          5.74         339,709         0.45         5.57       --
  1994...................          3.95         321,465         0.47         3.99       --
  From inception April 1,
   1998, through December
   31, 1998
  Class 1B...............          3.76(2)         2,179        0.64(1)      4.81(1)    --
HARTFORD ADVISERS HLS
 FUND, INC.
  For the Year Ended
   December 31, 1998
  Class 1A...............         24.66(2)    11,805,411        0.63         2.40        36.7
  For the Year Ended
   December 31
  1997...................         24.51       8,283,912         0.63         2.44        36.1
  1996...................         16.62       5,879,529         0.63         2.92        53.8
  1995...................         28.34       4,262,769         0.65         3.57        63.5
  1994...................         (2.74)      3,034,034         0.65         3.34        60.0
  From inception April 1,
   1998, through December
   31, 1998
  Class 1B...............         11.96(2)        34,714        0.83(1)      2.22(1)    --
HARTFORD CAPITAL
 APPRECIATION HLS FUND,
 INC.
  For the Year Ended
   December 31, 1998
  Class 1A...............         15.48(2)     5,807,480        0.64         0.59        51.2
  For the Year Ended
   December 31
  1997...................         22.34       4,802,992         0.64         0.44        57.6
  1996...................         20.70       3,386,670         0.65         0.60        85.4
  1995...................         30.25       2,157,892         0.68         0.95        78.6
  1994...................          2.50       1,158,644         0.72         0.40        73.3
  From inception April 1,
   1998, through December
   31, 1998
  Class 1B...............          1.65(2)         5,942        0.82(1)      0.30(1)    --
HARTFORD MORTGAGE
 SECURITIES HLS FUND,
 INC.
  For the Year Ended
   December 31
  1998...................          6.72         356,834         0.46         6.18       207.8
  1997...................          9.01         325,702         0.45         6.60        46.5(5)
  1996...................          4.99         325,495         0.45         6.67       201.0
  1995...................         16.17         327,565         0.47         6.50       489.4
  1994...................         (1.61)        304,147         0.48         6.65       365.7

(1)  Annualized.
(2)  Not annualized.
(4) Information presented relates to a share of capital stock outstanding for the indicated period.
(5)  Excluding mortgage dollar rolls.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)

                                                     -- SELECTED PER-SHARE DATA (4) --
                           --------------------------------------------------------------------------------------
                                                      NET REALIZED
                                                           AND
                           NET ASSET                   UNREALIZED                    DIVIDENDS     DISTRIBUTIONS
                            VALUE AT        NET           GAIN        TOTAL FROM     FROM NET      IN EXCESS OF
                           BEGINNING    INVESTMENT      (LOSS) ON     INVESTMENT    INVESTMENT    NET INVESTMENT
                           OF PERIOD      INCOME       INVESTMENTS    OPERATIONS      INCOME          INCOME
                           ----------   -----------   -------------   -----------   -----------   ---------------

HARTFORD INDEX HLS FUND,
 INC.
  For the Year Ended
   December 31
  1998...................    $2.878        $0.032        $ 0.759        $ 0.791       $(0.027)        $--
  1997...................     2.382         0.035          0.692          0.727        (0.035)        --
  1996...................     2.028         0.044          0.393          0.437        (0.044)        --
  1995...................     1.522         0.044          0.507          0.551        (0.044)        --
  1994...................     1.546         0.038         (0.024)         0.014        (0.038)        --

HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND,
 INC.
  For the Year Ended
   December 31, 1998
  Class 1A...............     1.294         0.021          0.147          0.168        (0.019)        --
  For the Year Ended
   December 31
  1997...................     1.407         0.022         (0.019)         0.003        (0.012)        --
  1996...................     1.306         0.023          0.140          0.163        (0.025)        --
  1995...................     1.176         0.020          0.141          0.161        (0.020)        --
  1994...................     1.215         0.016         (0.039)        (0.023)       (0.016)        --
  From inception April 1,
   1998, through December
   31, 1998
  Class 1B...............     1.000         0.003         (0.015)        (0.012)       (0.016)        --

HARTFORD DIVIDEND AND
 GROWTH HLS FUND, INC.
  For the Year Ended
   December 31, 1998
  Class 1A...............     1.952         0.033          0.280          0.313        (0.035)        --
  For the Year Ended
   December 31
  1997...................     1.547         0.035          0.445          0.480        (0.031)        --
  1996...................     1.317         0.034          0.258          0.292        (0.034)        --
  1995...................     0.994         0.033          0.323          0.356        (0.033)        --
  From inception, March
   8, 1994, through
   December 31, 1994.....     1.000         0.024         (0.005)         0.019        (0.024)        --
  From inception April 1,
   1998, through December
   31, 1998
  Class 1B...............     1.000         0.007          0.030          0.037        (0.031)        --

HARTFORD INTERNATIONAL
 ADVISERS HLS FUND, INC.
  For the Year Ended
   December 31
  1998...................     1.175         0.064          0.082          0.146        (0.039)         (0.006)
  1997...................     1.167         0.056          0.006          0.062        (0.050)        --
  1996...................     1.109         0.040          0.093          0.133        (0.051)        --
  From inception, March
   1, 1995, through
   December 31, 1995.....     1.000         0.030          0.126          0.156        (0.030)        --

HARTFORD SMALL COMPANY
 HLS FUND, INC.
  For the Year Ended
   December 31, 1998
  Class 1A...............     1.202        (0.002)         0.141          0.139        --             --
  For the Year Ended
   December 31
  1997...................     1.069         0.001          0.195          0.196        (0.001)        --
  From inception, August
   9, 1996 through
   December 31, 1996.....     1.000         0.002          0.069          0.071        (0.002)        --
  From inception April 1,
   1998, through December
   31, 1998
  Class 1B...............     1.000        (0.002)        (0.011)        (0.013)       --             --

HARTFORD MIDCAP HLS FUND,
 INC.
  For the Year Ended
   December 31
  1998...................     1.137        (0.001)         0.303          0.302        (0.000)        --
  From inception, July
   15, 1997 through
   December 31...........     1.000         0.001          0.137          0.138        (0.001)        --

HARTFORD GROWTH AND
 INCOME HLS FUND
  From inception, May 31,
   1998 through December
   31, 1998
  Class 1A...............     1.000         0.005          0.185          0.190        (0.004)        --
  From inception, May 31,
   1998 through December
   31, 1998
  Class 1B...............     1.000         0.009          0.088          0.097        (0.003)        --

HARTFORD HIGH YIELD HLS
 FUND
  From inception,
   September 21, 1998
   through December 31,
   1998
  Class 1A...............     1.000         0.019          0.017          0.036        (0.019)        --
  From inception,
   September 21, 1998
   through December 31,
   1998
  Class 1B...............     1.000         0.022          0.014          0.036        (0.019)        --

HARTFORD GLOBAL LEADERS
 HLS FUND
  From inception,
   September 30, 1998
   through December 31,
   1998
  Class 1A...............     1.000         0.001          0.318          0.319        (0.002)        --
  From inception,
   September 30, 1998
   through December 31,
   1998
  Class 1B...............     1.000         0.002          0.316          0.318        (0.001)        --

(1)  Annualized.
(2)  Not annualized.
(3) Management fees were waived until assets (excluding assets contributed by companies affiliated with The Hartford Investment Management Company) reached $20 million. The ratio of net investment income to average net assets would have been lower if management fees were not waived.
(4) Information presented relates to a share of capital stock outstanding for the indicated period.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                                                                                    -- RATIOS
                                                                                                                       AND
                                                                                                                   SUPPLEMEMENTAL
                                                                                                                   DATA --
                                                                                                                   ------------
                                                     -- SELECTED PER-SHARE DATA (4) --
                           -------------------------------------------------------------------------------------
                             DISTRIBUTIONS                                                            NET ASSET
                           FROM NET REALIZED                                        NET INCREASE       VALUE AT
                                GAINS ON        DISTRIBUTIONS        TOTAL          (DECREASE) IN        END          TOTAL
                              INVESTMENTS        FROM CAPITAL    DISTRIBUTIONS    NET ASSETS VALUE    OF PERIOD       RETURN
                           ------------------   --------------   --------------   -----------------   ----------   ------------

HARTFORD INDEX HLS FUND,
 INC.
  For the Year Ended
   December 31
  1998...................        $(0.072)           $--              $(0.099)           $0.692          $3.570            28.06%
  1997...................         (0.196)           --                (0.231)            0.496           2.878            32.61
  1996...................         (0.039)           --                (0.083)            0.354           2.382            22.09
  1995...................         (0.001)           --                (0.045)            0.506           2.028            36.55
  1994...................          0.000            --                (0.038)           (0.024)          1.522             0.94

HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND,
 INC.
  For the Year Ended
   December 31, 1998
  Class 1A...............         (0.088)           --                (0.107)            0.061           1.355            13.16
  For the Year Ended
   December 31
  1997...................         (0.104)           --                (0.116)           (0.113)          1.294             0.34
  1996...................         (0.037)           --                (0.062)            0.101           1.407            12.91
  1995...................         (0.011)           --                (0.031)            0.130           1.306            13.93
  1994...................          0.000            --                (0.016)           (0.039)          1.176            (1.94)
  From inception April 1,
   1998, through December
   31, 1998
  Class 1B...............       --                  --                (0.016)           (0.028)          0.972            (1.13)(2)

HARTFORD DIVIDEND AND
 GROWTH HLS FUND, INC.
  For the Year Ended
   December 31, 1998
  Class 1A...............         (0.070)           --                (0.105)            0.208           2.160            16.42
  For the Year Ended
   December 31
  1997...................         (0.044)           --                (0.075)            0.405           1.952            31.89
  1996...................         (0.028)           --                (0.062)            0.230           1.547            22.91
  1995...................          0.000            --                (0.033)            0.323           1.317            36.37
  From inception, March
   8, 1994, through
   December 31, 1994.....         (0.001)           --                (0.025)           (0.006)          0.994             1.60(2)
  From inception April 1,
   1998, through December
   31, 1998
  Class 1B...............       --                  --                (0.031)            0.006           1.006             3.67(2)

HARTFORD INTERNATIONAL
 ADVISERS HLS FUND, INC.
  For the Year Ended
   December 31
  1998...................         (0.032)            (0.089)          (0.166)           (0.020)          1.155            13.35
  1997...................         (0.004)           --                (0.054)            0.008           1.175             5.52
  1996...................         (0.024)           --                (0.075)            0.058           1.167            12.25
  From inception, March
   1, 1995, through
   December 31, 1995.....         (0.017)           --                (0.047)            0.109           1.109            13.24(2)

HARTFORD SMALL COMPANY
 HLS FUND, INC.
  For the Year Ended
   December 31, 1998
  Class 1A...............         (0.020)           --                (0.020)            0.119           1.321            11.62(2)
  For the Year Ended
   December 31
  1997...................         (0.062)           --                (0.063)            0.133           1.202            18.38
  From inception, August
   9, 1996 through
   December 31, 1996.....       --                  --                (0.002)            0.069           1.069             7.15(2)
  From inception April 1,
   1998, through December
   31, 1998
  Class 1B...............       --                  --               --                 (0.013)          0.987            (1.30)(2)

HARTFORD MIDCAP HLS FUND,
 INC.
  For the Year Ended
   December 31
  1998...................       --                  --                (0.000)            0.302           1.439            26.57
  From inception, July
   15, 1997 through
   December 31...........       --                  --                (0.001)            0.137           1.137            13.81(2)

HARTFORD GROWTH AND
 INCOME HLS FUND
  From inception, May 31,
   1998 through December
   31, 1998
  Class 1A...............       --                  --                (0.004)            0.186           1.186            19.05(2)
  From inception, May 31,
   1998 through December
   31, 1998
  Class 1B...............       --                  --                (0.003)            0.094           1.094             9.78(2)

HARTFORD HIGH YIELD HLS
 FUND
  From inception,
   September 21, 1998
   through December 31,
   1998
  Class 1A...............       --                  --                (0.019)            0.017           1.017             3.59(2)
  From inception,
   September 21, 1998
   through December 31,
   1998
  Class 1B...............       --                  --                (0.019)            0.017           1.017             3.53(2)

HARTFORD GLOBAL LEADERS
 HLS FUND
  From inception,
   September 30, 1998
   through December 31,
   1998
  Class 1A...............         (0.032)           --                (0.034)            0.285           1.285            31.88(2)
  From inception,
   September 30, 1998
   through December 31,
   1998
  Class 1B...............         (0.032)           --                (0.033)            0.285           1.285            31.82(2)


                                              RATIO OF     RATIO OF     RATIO OF
                                              EXPENSES     EXPENSES       NET
                             NET ASSETS      TO AVERAGE   TO AVERAGE   INVESTMENT
                              AT END OF      NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                               PERIOD          AFTER        BEFORE     TO AVERAGE   TURNOVER
                           (IN THOUSANDS)     WAIVERS      WAIVERS     NET ASSETS     RATE
                           ---------------   ----------   ----------   ----------   --------
HARTFORD INDEX HLS FUND,
 INC.
  For the Year Ended
   December 31
  1998...................     $1,846,117         0.40%       --            1.21%        4.5%
  1997...................      1,123,455         0.39        --            1.52         5.7
  1996...................        621,065         0.39        --            2.07        19.3
  1995...................        318,253         0.39        --            2.46         1.5
  1994...................        157,660         0.45        --            2.50         1.8
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND,
 INC.
  For the Year Ended
   December 31, 1998
  Class 1A...............      1,196,694         0.77        --            1.51       157.4
  For the Year Ended
   December 31
  1997...................      1,092,946         0.77        --            1.48        72.7
  1996...................        996,543         0.79        --            1.74        70.0
  1995...................        686,475         0.86        --            1.60        55.6
  1994...................        563,765         0.85        --            1.42        46.4
  From inception April 1,
   1998, through December
   31, 1998
  Class 1B...............            663         0.94(1)     --            0.71(1)    --
HARTFORD DIVIDEND AND
 GROWTH HLS FUND, INC.
  For the Year Ended
   December 31, 1998
  Class 1A...............      3,031,293         0.66        --            1.81        48.2
  For the Year Ended
   December 31
  1997...................      1,994,653         0.68        --            2.21        34.2
  1996...................        879,980         0.73        --            2.52        56.9
  1995...................        265,070         0.77        --            2.91        41.4
  From inception, March
   8, 1994, through
   December 31, 1994.....         55,066         0.83(1)      1.64(1)      3.52(1)(3)    27.8
  From inception April 1,
   1998, through December
   31, 1998
  Class 1B...............          8,600         0.85(1)     --            1.57(1)    --
HARTFORD INTERNATIONAL
 ADVISERS HLS FUND, INC.
  For the Year Ended
   December 31
  1998...................        285,853         0.86        --            2.77       161.1
  1997...................        207,582         0.87        --            3.08       162.5
  1996...................        104,486         0.96        --            3.24        95.2
  From inception, March
   1, 1995, through
   December 31, 1995.....         31,264         0.65(1)      1.23(1)      3.36(1)(3)    47.2
HARTFORD SMALL COMPANY
 HLS FUND, INC.
  For the Year Ended
   December 31, 1998
  Class 1A...............        350,734         0.77        --           (0.24)      235.7
  For the Year Ended
   December 31
  1997...................        210,769         0.77        --            0.08       222.2
  From inception, August
   9, 1996 through
   December 31, 1996.....         42,812         0.72(1)      0.88(1)      0.31(1)(3)    31.8
  From inception April 1,
   1998, through December
   31, 1998
  Class 1B...............            696         0.95(1)     --           (0.46)(1)   --
HARTFORD MIDCAP HLS FUND,
 INC.
  For the Year Ended
   December 31
  1998...................        143,494         0.79        --           (0.15)      134.1
  From inception, July
   15, 1997 through
   December 31...........         27,589         0.46(1)      0.86(1)      0.45(1)(3)    46.1
HARTFORD GROWTH AND
 INCOME HLS FUND
  From inception, May 31,
   1998 through December
   31, 1998
  Class 1A...............         25,312         0.28(1)      0.84(1)      1.42(1)(3)    29.6
  From inception, May 31,
   1998 through December
   31, 1998
  Class 1B...............             11         0.44(1)      1.00(1)      1.34(1)(3)   --
HARTFORD HIGH YIELD HLS
 FUND
  From inception,
   September 21, 1998
   through December 31,
   1998
  Class 1A...............         14,482         0.35(1)      0.92(1)      8.04(1)(3)    15.4
  From inception,
   September 21, 1998
   through December 31,
   1998
  Class 1B...............            102         0.53(1)      1.10(1)      7.77(1)(3)   --
HARTFORD GLOBAL LEADERS
 HLS FUND
  From inception,
   September 30, 1998
   through December 31,
   1998
  Class 1A...............          5,761         0.89(1)      1.46(1)      0.63(1)(3)    47.9
  From inception,
   September 30, 1998
   through December 31,
   1998
  Class 1B...............             39         0.98(1)      1.55(1)      0.59(1)(3)   --

(1)  Annualized.
(2)  Not annualized.
(3) Management fees were waived until assets (excluding assets contributed by companies affiliated with The Hartford Investment Management Company) reached $20 million. The ratio of net investment income to average net assets would have been lower if management fees were not waived.
(4) Information presented relates to a share of capital stock outstanding for the indicated period.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

 TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF HARTFORD BOND HLS FUND, INC., HARTFORD STOCK HLS FUND, INC.,
 HARTFORD MONEY MARKET HLS FUND, INC., HARTFORD ADVISERS HLS FUND, INC., HARTFORD CAPITAL APPRECIATION HLS FUND, INC.,
 HARTFORD MORTGAGE SECURITIES HLS FUND, INC., HARTFORD INDEX HLS FUND, INC., HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND, INC., HARTFORD DIVIDEND AND GROWTH HLS FUND, INC.,
 HARTFORD INTERNATIONAL ADVISERS HLS FUND, INC., HARTFORD SMALL COMPANY HLS FUND, INC.,
 HARTFORD MIDCAP HLS FUND, INC. AND HARTFORD SERIES FUND, INC.:

We have audited the accompanying statements of net assets of Hartford Bond HLS Fund, Inc., Hartford Stock HLS Fund, Inc., Hartford Money Market HLS Fund, Inc., Hartford Advisers HLS Fund, Inc., Hartford Capital Appreciation HLS Fund, Inc., Hartford Mortgage Securities HLS Fund, Inc., Hartford Index HLS Fund, Inc., Hartford International Opportunities HLS Fund, Inc., Hartford Dividend and Growth HLS Fund, Inc., Hartford International Advisers HLS Fund, Inc., Hartford Small Company HLS Fund, Inc., Hartford MidCap HLS Fund, Inc. and Hartford Series Fund, Inc. (consisting of Hartford Global Leaders HLS Fund, Hartford Growth and Income HLS Fund and Hartford High Yield HLS Fund) (all Maryland corporations) (the Funds) as of December 31, 1998, and the related statements of operations, statements of changes in net assets and financial highlights for the periods then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statement and financial highlights referred to above present fairly, in all material respects, the financial position of Hartford Bond HLS Fund, Inc., Hartford Stock HLS Fund, Inc., Hartford Money Market HLS Fund, Inc., Hartford Advisers HLS Fund, Inc., Hartford Capital Appreciation HLS Fund, Inc., Hartford Mortgage Securities HLS Fund, Inc., Hartford Index HLS Fund, Inc., Hartford International Opportunities HLS Fund, Inc., Hartford Dividend and Growth HLS Fund, Inc., Hartford International Advisers HLS Fund, Inc., Hartford Small Company HLS Fund, Inc., Hartford MidCap HLS Fund, Inc. and Hartford Series Fund, Inc. (consisting of Hartford Global Leaders HLS Fund, Hartford Growth and Income HLS Fund and Hartford High Yield HLS Fund) as of December 31, 1998 and the results of their operations, the changes in their net assets and the financial highlights for the periods then ended in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 16, 1999                                            ARTHUR ANDERSEN LLP

            ------------------------------------------------- MF-72
               --------------------------------------------------

 VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------

 BB&T GROWTH & INCOME FUND
 SCHEDULE OF PORTFOLIO INVESTMENTS
 DECEMBER 31, 1998

 SHARES                                             MARKET VALUE
---------                                           ------------
COMMON STOCKS (97.0%):
           AEROSPACE/DEFENSE -- (3.5%):
    8,700  Lockheed Martin Corp...................  $    737,325
   19,000  Raytheon Co.-Class A...................       982,063
                                                    ------------
                                                       1,719,388
                                                    ------------
           APPAREL -- (0.9%):
    9,600  VF Corp................................       450,000
                                                    ------------
           BANKING -- (7.8%):
   11,000  Banc One Corp..........................       561,688
   18,600  Central Carolina Bank Financial Corp...     1,060,199
    5,700  J.P. Morgan & Co.......................       598,856
   11,340  Old Kent Financial Corp................       527,310
   17,000  Pacific Century Financial Corp.........       414,375
    7,200  Wachovia Corp..........................       629,550
                                                    ------------
                                                       3,791,978
                                                    ------------
           BEVERAGES -- (2.6%):
   19,400  Anheuser-Busch Cos., Inc...............     1,273,125
                                                    ------------
           BUSINESS EQUIPMENT & SERVICES -- (0.9%):
    7,000  Pitney Bowes, Inc......................       462,438
                                                    ------------
           CAPITAL EQUIPMENT -- (1.1%):
   16,900  Parker-Hannifin Corp...................       553,475
                                                    ------------
           CHEMICALS -- (2.2%):
    6,000  Air Products & Chemicals, Inc..........       240,000
    7,900  Great Lakes Chemical Corp..............       316,000
    3,800  Vulcan Materials Co....................       499,938
                                                    ------------
                                                       1,055,938
                                                    ------------
           COMMUNICATIONS EQUIPMENT -- (1.9%):
   25,200  Harris Corp............................       922,950
                                                    ------------
           COMPUTER - PERIPHERALS -- (1.5%):
   16,000  Adobe Systems, Inc.....................       748,000
                                                    ------------
           COMPUTERS - MAIN & MINI -- (4.0%):
   15,600  Hewlett-Packard Co.....................     1,065,674
    4,900  International Business Machines Corp...       905,275
                                                    ------------
                                                       1,970,949
                                                    ------------
           CONTAINERS -- (1.0%):
   16,800  Sonoco Products Co.....................       497,700
                                                    ------------
           COSMETICS/PERSONAL CARE -- (1.8%):
   16,000  Kimberly-Clark Corp....................       872,000
                                                    ------------
           ELECTRICAL EQUIPMENT -- (1.8%):
   14,500  Emerson Electric Co....................       877,250
                                                    ------------
           ELECTRONIC COMPONENTS -- (1.7%):
   14,100  Avnet, Inc.............................       844,238
                                                    ------------
           ELECTRONIC INSTRUMENTS -- (1.3%):
   21,150  Tektronix, Inc.........................       635,822
                                                    ------------
           ENGINEERING -- (1.0%):
   11,400  Fluor Corp.............................       485,213
                                                    ------------

 SHARES                                             MARKET VALUE
---------                                           ------------
           FINANCIAL SERVICES -- (1.2%):
   15,800  Deluxe Corp............................  $    577,688
                                                    ------------
           FOOD & RELATED -- (5.9%):
   21,000  Bob Evans Farms........................       547,313
    6,200  Dean Foods Co..........................       253,038
    5,000  Dole Food Co., Inc.....................       150,000
   44,800  SUPERVALU, Inc.........................     1,254,399
   26,000  Universal Foods Corp...................       713,374
                                                    ------------
                                                       2,918,124
                                                    ------------
           FOREST & PAPER PRODUCTS -- (0.9%):
    9,000  Weyerhaeuser Co........................       457,313
                                                    ------------
           HEALTH CARE - DRUGS -- (2.2%):
   22,200  Abbott Laboratories....................     1,087,800
                                                    ------------
           HEALTH CARE - GENERAL -- (1.7%):
   26,600  Mallinckrodt, Inc......................       819,613
                                                    ------------
           HOUSEHOLD - GENERAL PRODUCTS -- (3.5%):
   16,000  American Greetings Corp................       657,000
   10,000  Corning, Inc...........................       450,000
    7,600  Unilever...............................       630,325
                                                    ------------
                                                       1,737,325
                                                    ------------
           HOUSEHOLD - MAJOR APPLIANCES -- (1.3%):
   11,100  Whirlpool Corp.........................       614,663
                                                    ------------
           INSURANCE - LIFE & HEALTH -- (1.3%):
    8,000  Aetna, Inc.............................       629,000
                                                    ------------
           INSURANCE - PROPERTY & CASUAL -- (5.2%):
    8,100  Lincoln National Corp..................       662,681
   17,800  SAFECO Corp............................       764,287
   17,600  Saint Paul Companies, Inc..............       611,600
    6,500  Transatlantic Holdings, Inc............       491,156
                                                    ------------
                                                       2,529,724
                                                    ------------
           LEISURE TIME INDUSTRY -- (1.2%):
   16,200  Hasbro, Inc............................       585,225
                                                    ------------
           MEDIA -- (2.9%):
   22,000  Banta Corp.............................       602,250
   15,100  Media General, Inc. Class A............       800,300
                                                    ------------
                                                       1,402,550
                                                    ------------
           MEDICAL EQUIPMENT & SUPPLIES -- (4.6%):
   18,500  Bausch & Lomb, Inc.....................     1,110,000
   13,700  Johnson & Johnson......................     1,149,087
                                                    ------------
                                                       2,259,087
                                                    ------------
           METAL FABRICATION -- (1.1%):
   14,100  Trinity Industries, Inc................       542,850
                                                    ------------
           OIL & GAS -- (1.2%):
   13,100  National Fuel Gas......................       591,956
                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            -------------------------------------------------- MF-73
               --------------------------------------------------

 VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------

 BB&T GROWTH & INCOME FUND
 SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
 DECEMBER 31, 1998

 SHARES                                             MARKET VALUE
---------                                           ------------
           PETROLEUM - DOMESTIC -- (3.6%):
   19,100  Ashland, Inc...........................  $    923,962
   19,700  Phillips Petroleum Co..................       839,712
                                                    ------------
                                                       1,763,674
                                                    ------------
           PETROLEUM - INTERNATIONAL -- (2.8%):
    6,900  Chevron Corp...........................       572,269
    7,300  Mobil Corp.............................       636,012
    3,500  Royal Dutch Petroleum Co...............       167,563
                                                    ------------
                                                       1,375,844
                                                    ------------
           PHARMACEUTICALS -- (3.4%):
    4,800  Bristol-Myers Squibb Co................       642,300
    7,000  Merck & Co., Inc.......................     1,033,813
                                                    ------------
                                                       1,676,113
                                                    ------------
           PUBLISHING -- (0.3%):
    3,000  Houghton Mifflan Co....................       141,750
                                                    ------------
           RAILROAD -- (0.9%):
   13,200  Norfolk Southern Corp..................       418,275
                                                    ------------
           RETAIL - FOOD STORES -- (2.0%):
   15,400  Albertson's, Inc.......................       980,788
                                                    ------------
           RETAIL - GENERAL MERCHANDISE -- (1.4%):
   11,600  May Department Stores Co...............       700,350
                                                    ------------
           SECURITY & COMMISSION BROKERS -- (0.8%):
   10,650  A.G. Edwards, Inc......................       396,713
                                                    ------------
           TOBACCO -- (2.3%):
   10,000  Philip Morris Co., Inc.................       535,000
   17,200  UST, Inc...............................       599,850
                                                    ------------
                                                       1,134,850
                                                    ------------
           TRANSPORTATION - MARINE -- (0.4%):
    8,000  Alexander & Baldwin, Inc...............       186,000
                                                    ------------
           UTILITIES - ELECTRIC -- (1.8%):
    7,200  New Century Energies, Inc..............       351,000
   16,100  Western Resources, Inc.................       535,325
                                                    ------------
                                                         886,325
                                                    ------------
 SHARES                                             MARKET VALUE
---------                                           ------------
           UTILITIES - GAS & PIPELINE -- (0.7%):
    7,900  Nicor, Inc.............................  $    333,775
                                                    ------------
           UTILITIES - TELEPHONE -- (7.4%):
   18,100  AT&T Corp..............................     1,362,024
   20,800  BellSouth Corp.........................     1,037,400
   23,400  SBC Communications, Inc................     1,254,825
                                                    ------------
                                                       3,654,249
                                                    ------------
           Total Common Stocks....................    47,562,088
                                                    ------------
U.S. GOVERNMENT AGENCY MORTGAGES -- (1.4%):
  700,000  Federal Home Loan Banks, 5.02%,
             1/8/99...............................       699,657
                                                    ------------
           Total U.S. Government Agency
             Mortgages............................       699,657
                                                    ------------
INVESTMENT COMPANIES -- (1.9%):
  930,375  Provident Federal Fund.................       930,375
                                                    ------------
           Total Investment Companies.............       930,375
                                                    ------------
TOTAL INVESTMENTS (COST $42,521,088) (A) -- 100.3%    49,192,120
                                                    ------------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3)%...      (130,513)
                                                    ------------
TOTAL NET ASSETS -- 100.0%........................  $ 49,061,607
                                                    ------------
                                                    ------------

--------------------------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation....................  $8,306,940
Unrealized depreciation....................  (1,635,908)
                                             ----------
Net unrealized appreciation................  $6,671,032
                                             ----------
                                             ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            -------------------------------------------------- MF-74
               --------------------------------------------------

 VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------

 BB&T GROWTH & INCOME FUND
 STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

ASSETS:
  Investments, at value (cost $42,521,088)......................................................  $49,192,120
  Interest and dividends receivable.............................................................      77,778
  Unamortized organizational costs..............................................................       2,734
  Prepaid expenses and other assets.............................................................       3,510
                                                                                                  ----------
      Total assets..............................................................................  49,276,142
                                                                                                  ----------
LIABILITIES:
  Dividends payable.............................................................................     143,470
  Accrued expenses and other payables:
    Investment advisory fees....................................................................      44,315
    Administration fees.........................................................................       3,015
    Accounting fees.............................................................................         329
    Other accrued liabilities...................................................................      23,406
                                                                                                  ----------
      Total liabilities.........................................................................     214,535
                                                                                                  ----------
NET ASSETS:
  Capital.......................................................................................  42,451,526
  Undistributed (distributions in excess of) net investment income..............................      (1,048)
  Net unrealized appreciation (depreciation) from investments...................................   6,671,032
  Accumulated undistributed net realized gains (losses) from investment transactions............     (59,903)
                                                                                                  ----------
      Net assets................................................................................  $49,061,607
                                                                                                  ----------
                                                                                                  ----------
Outstanding units of beneficial interest (shares)...............................................   3,688,258
                                                                                                  ----------
                                                                                                  ----------
Net asset value -- offering and redemption price per share......................................  $    13.30
                                                                                                  ----------
                                                                                                  ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            -------------------------------------------------- MF-75
               --------------------------------------------------

 VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------

 BB&T GROWTH & INCOME FUND
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME:
  Interest income................................................................................  $  81,175
  Dividend income................................................................................    800,985
                                                                                                   ---------
    Total income.................................................................................    882,160
                                                                                                   ---------
EXPENSES:
  Investment advisory fees.......................................................................    285,972
  Accounting fees................................................................................     34,158
  Administration fees............................................................................     77,290
  Audit fees.....................................................................................     14,000
  Custodian fees.................................................................................     13,113
  Legal fees.....................................................................................     22,616
  Organizational fees............................................................................      6,562
  Printing fees..................................................................................      5,010
  Registration and filing fees...................................................................      5,013
  Transfer agent fees............................................................................     10,610
  Trustee fees and expenses......................................................................      5,977
  Other..........................................................................................        157
                                                                                                   ---------
  Total expenses before voluntary reductions.....................................................    480,478
                                                                                                   ---------
  Expenses voluntarily reduced...................................................................   (128,962)
                                                                                                   ---------
    Net expenses.................................................................................    351,516
                                                                                                   ---------
  Net investment income..........................................................................    530,644
                                                                                                   ---------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
  Net realized gains (losses) from investment transactions.......................................    (36,048)
  Net change in unrealized appreciation (depreciation) from investments..........................  4,670,681
                                                                                                   ---------
    Net realized/unrealized gains (losses) from investments......................................  4,634,633
                                                                                                   ---------
    Change in net assets resulting from operations...............................................  $5,165,277
                                                                                                   ---------
                                                                                                   ---------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            -------------------------------------------------- MF-76
               --------------------------------------------------

 VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------

 BB&T GROWTH & INCOME FUND
 STATEMENT OF CHANGES IN NET ASSETS

                                                                                                  FOR THE YEAR
                                                                                                      ENDED
                                                                                                DECEMBER 31, 1998
                                                                                                -----------------

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.......................................................................    $     530,644
  Net realized gains (losses) from investment transactions....................................          (36,048)
  Net change in unrealized appreciation (depreciation) from investments.......................        4,670,681
                                                                                                -----------------
  Change in net assets resulting from operations..............................................        5,165,277
                                                                                                -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income..................................................................         (514,713)
  In excess of net investment income..........................................................         --
  In excess of net realized gains from investment transactions................................         --
                                                                                                -----------------
  Change in net assets from shareholder distributions.........................................         (514,713)
                                                                                                -----------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued.................................................................       15,172,449
  Dividends reinvested........................................................................          513,105
  Cost of shares redeemed.....................................................................         (103,445)
                                                                                                -----------------
  Change in net assets from capital transactions..............................................       15,582,109
                                                                                                -----------------
  Change in net assets........................................................................       20,232,673

NET ASSETS:
  Beginning of period.........................................................................       28,828,934
                                                                                                -----------------
  End of period...............................................................................    $  49,061,607
                                                                                                -----------------
                                                                                                -----------------
SHARE TRANSACTIONS:
  Issued......................................................................................        1,227,333
  Reinvested..................................................................................           42,578
  Redeemed....................................................................................           (8,596)
                                                                                                -----------------
  Change in shares............................................................................        1,261,315
                                                                                                -----------------
                                                                                                -----------------

                                                                                                   FOR THE PERIOD

                                                                                                 FROM JUNE 3, 1997

                                                                                                      THROUGH

                                                                                                DECEMBER 31, 1997(A)

                                                                                                --------------------

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.......................................................................     $      148,011

  Net realized gains (losses) from investment transactions....................................            (20,598)

  Net change in unrealized appreciation (depreciation) from investments.......................          2,000,351

                                                                                                --------------------

  Change in net assets resulting from operations..............................................          2,127,764

                                                                                                --------------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income..................................................................           (148,011)

  In excess of net investment income..........................................................            (32,999)

  In excess of net realized gains from investment transactions................................             (3,257)

                                                                                                --------------------

  Change in net assets from shareholder distributions.........................................           (184,267)

                                                                                                --------------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued.................................................................         26,843,035

  Dividends reinvested........................................................................             42,402

  Cost of shares redeemed.....................................................................           --

                                                                                                --------------------

  Change in net assets from capital transactions..............................................         26,885,437

                                                                                                --------------------

  Change in net assets........................................................................         28,828,934

NET ASSETS:
  Beginning of period.........................................................................           --

                                                                                                --------------------

  End of period...............................................................................     $   28,828,934

                                                                                                --------------------

                                                                                                --------------------

SHARE TRANSACTIONS:
  Issued......................................................................................          2,423,169

  Reinvested..................................................................................              3,774

  Redeemed....................................................................................           --

                                                                                                --------------------

  Change in shares............................................................................          2,426,943

                                                                                                --------------------

                                                                                                --------------------


(a) Period from commencement of operations.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            -------------------------------------------------- MF-77
               --------------------------------------------------

 VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------

 BB&T GROWTH & INCOME FUND
 NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 1998

 1.  ORGANIZATION:

    The BB&T Variable Insurance Funds (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end investment company established as a Massachusetts business trust. Between the date of organization and the dates of commencement of operations (June 3, 1997), the Trust had no operations other than incurring organizational expenses and the sale of initial units of beneficial interest ("shares").

    The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust presently offers shares of the BB&T Growth & Income Fund (The "Fund"). Shares of the Fund are offered to a separate account of Hartford Life Insurance Company, as well as other eligible purchasers.

    The investment objective of the Fund is to seek to provide capital growth, current income or both. Under normal market conditions, it seeks this objective by investing at least 65% of its total assets in stocks, which for this purpose may include common stock, preferred stock, warrants, or debt instruments that are, convertible into common stock.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    SECURITIES VALUATION--Exchange listed securities are valued at the closing sales price on the exchange on the day of computation, or, if there have been no sales during such day, at the latest bid quotation. Unlisted securities are valued at their latest bid quotation in their principal market. If no such bid price is available, then such securities are valued in good faith at their respective fair market values using methods determined by or under the supervision of the Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates current value.

    All other assets and securities, including securities for which market quotations are not readily available, are valued at their fair market value as determined in good faith under the general supervision of the Board of Trustees.

    SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    DIVIDENDS AND DISTRIBUTIONS--Dividends from net investment income are declared and paid quarterly for the Fund. Distributable net realized gains, if any are declared and distributed at least annually.

    The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

    Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    FEDERAL INCOME TAXES--It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

    ORGANIZATION COSTS--Costs incurred by the Fund in connection with its organization and registration of shares

            -------------------------------------------------- MF-78
               --------------------------------------------------

 VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------

 BB&T GROWTH & INCOME FUND
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 DECEMBER 31, 1998
    have been deferred and are amortized using the straight-line method over a period of two years from June 3, 1997, the commencement of the public offering of shares of the Fund. In the event that any of the initial shares of the Fund are redeemed during the amortization period by any holder thereof, the redemption proceeds may be reduced by any unamortized organizational expenses of the Fund in the same proportion as the number of said shares the Fund being redeemed bears to the number of initial shares of the Fund of that fund that are outstanding at the time of redemption.

    OTHER--Expenses that are directly related to the Fund are charged directly to the Fund.

 3.  PURCHASES AND SALES OF SECURITIES:

    Cost of purchases and proceeds from sales of portfolio securities, excluding short-term securities, were $15,915,127 and $1,024,098, respectively, for the year ended December 31, 1998.

 4.  RELATED PARTY TRANSACTIONS:

    Investment advisory services are provided to the Fund by BB&T. Under the terms of the investment advisory agreement, BB&T is entitled to receive fees based on a percentage of the average daily net assets of the Fund.

    BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), with whom certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS and the Trust, BISYS's fees are computed daily as a percentage of the average net assets of the Fund. BISYS also serves, without compensation, as Distributor of the Fund. BISYS Fund Services Ohio, Inc. ("BISYS Ohio") serves the Fund as Transfer agent and Mutual fund accountant. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

    Shares of the Trust are subject to a Variable Contract Owner Servicing Plan (the "Servicing Plan") permitting payment of the compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders. The Fund has entered into a specific arrangement with BISYS for the provision of such services and reimburses BISYS for its cost of providing these services, subject to a maximum annual rate equal to 0.25% of the average daily net assets of the Fund.

    Fees may be voluntarily reduced or reimbursed to assist the Fund in maintaining competitive expense ratios. Information regarding these transactions is as follows for the year ended December 31, 1998:

INVESTMENT ADVISORY FEES:
  Annual fee before voluntary fee
    reductions (percentage of average
    net assets)........................       0.74%
  Voluntary fee reductions.............  $  73,716

ADMINISTRATION FEES:
  Annual fee before voluntary fee
    reductions (percentage of average
    net assets)........................       0.20%
  Voluntary fee reductions.............  $  55,246

TRANSFER AGENT AND FUND ACCOUNTANT
  FEES:                                  $  44,768

 5.  FEDERAL INCOME TAX INFORMATION (UNAUDITED):

    CAPITAL LOSS CARRYFORWARD-- At December 31, 1998 the Fund had net capital loss carryforwards in the amount of $53,728 which will be available through fiscal year end 2006 to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

    DIVIDEND RECEIVED DEDUCTION--For corporate shareholders 93.60% of the total ordinary income distributions paid during the fiscal year ended December 31, 1998 qualify for the corporate dividends received deduction.

    POST OCTOBER LOSS DEFERRAL--Capital losses incurred after October 31, within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund has incurred and will elect to defer such capital losses of $6,175.

            -------------------------------------------------- MF-79
               --------------------------------------------------

 VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------

 BB&T GROWTH & INCOME FUND
 FINANCIAL HIGHLIGHTS

                                                                                                  FOR THE YEAR
                                                                                                      ENDED
                                                                                                DECEMBER 31, 1998
                                                                                                -----------------

NET ASSET VALUE, BEGINNING OF PERIOD..........................................................      $   11.88
                                                                                                      -------
INVESTMENT ACTIVITIES:
  Net investment income.......................................................................           0.16
  Net realized and unrealized gains...........................................................           1.42
                                                                                                      -------
  Total investment activities.................................................................           1.58
                                                                                                      -------

DISTRIBUTIONS:
  Net investment income.......................................................................          (0.16)
  In excess of net investment income..........................................................         --
                                                                                                      -------
  Total distributions.........................................................................          (0.16)
                                                                                                      -------
  NET ASSET VALUE, END OF PERIOD..............................................................      $   13.30
                                                                                                      -------
                                                                                                      -------
  Total return................................................................................          13.36%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of period (000)..........................................................      $  49,062
  Ratio of expenses to average net assets.....................................................           0.91%
  Ratio of net investment income to average net assets........................................           1.37%
  Ratio of expenses to average net assets*....................................................           1.24%
  Ratio of net investment income to average net assets*.......................................           1.04%
  Portfolio turnover rate.....................................................................           2.77%

                                                                                                    JUNE 3, 1997

                                                                                                      THROUGH

                                                                                                DECEMBER 31, 1997(A)

                                                                                                --------------------

NET ASSET VALUE, BEGINNING OF PERIOD..........................................................       $    10.00

                                                                                                        -------

INVESTMENT ACTIVITIES:
  Net investment income.......................................................................             0.10

  Net realized and unrealized gains...........................................................             1.89

                                                                                                        -------

  Total investment activities.................................................................             1.99

                                                                                                        -------

DISTRIBUTIONS:
  Net investment income.......................................................................            (0.10)

  In excess of net investment income..........................................................            (0.01)

                                                                                                        -------

  Total distributions.........................................................................            (0.11)

                                                                                                        -------

  NET ASSET VALUE, END OF PERIOD..............................................................       $    11.88

                                                                                                        -------

                                                                                                        -------

  Total return................................................................................            19.96%(b)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of period (000)..........................................................       $   28,829

  Ratio of expenses to average net assets.....................................................             0.91%(c)

  Ratio of net investment income to average net assets........................................             1.68%(c)

  Ratio of expenses to average net assets*....................................................             2.31%(c)

  Ratio of net investment income to average net assets*.......................................             0.28%(c)

  Portfolio turnover rate.....................................................................             7.75%


------------------------

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

* During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

            -------------------------------------------------- MF-80
               --------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholder and Trustees of

    The BB&T Growth and Income Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the BB&T Growth and Income Fund, (hereafter referred to as the "the Fund") at December 31, 1998, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                                         PricewaterhouseCoopers LLP

Columbus, Ohio

February 11, 1999

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            -------------------------------------------------- MF-81
               --------------------------------------------------

 AMSOUTH EQUITY INCOME FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS
 DECEMBER 31, 1998

  SHARES
    OR
PRINCIPAL                                               MARKET
  AMOUNT                                                 VALUE
----------                                            -----------
COMMON STOCKS -- 72.1%
            AEROSPACE -- 1.5%
     4,100  Lockheed Martin Corp....................  $   347,475
                                                      -----------
            AUTOMOTIVE -- 1.5%
     5,850  Ford Motor Co...........................      343,322
                                                      -----------
            BANKS -- 3.7%
     3,750  J.P. Morgan & Co........................      393,984
     7,250  Wilmington Trust Corp...................      446,782
                                                      -----------
                                                          840,766
                                                      -----------
            BUSINESS EQUIPMENT & SERVICES -- 4.9%
     8,350  Pitney Bowes, Inc.......................      551,622
     4,600  Xerox Corp..............................      542,800
                                                      -----------
                                                        1,094,422
                                                      -----------
            CHEMICALS -- 1.3%
     5,500  E.I. du Pont de Nemours.................      291,844
                                                      -----------
            COMPUTERS -- 1.8%
     8,100  Electronic Data Services................      407,025
                                                      -----------
            COMPUTERS & PERIPHERALS -- 5.3%
     8,000  Computer Associates International,            341,000
            Inc.....................................
     6,450  Hewlett-Packard Co......................      440,615
     3,500  Intel Corp..............................      414,969
                                                      -----------
                                                        1,196,584
                                                      -----------
            DIVERSIFIED MANUFACTURING -- 2.2%
     4,950  General Electric Co.....................      505,209
                                                      -----------
            ELECTRICAL & ELECTRONIC -- 2.2%
     8,000  Motorola, Inc...........................      488,500
                                                      -----------
            ELECTRICAL EQUIPMENT -- 2.3%
     8,350  Emerson Electric Co.....................      522,397
                                                      -----------
            ENTERTAINMENT -- 1.6%
    11,700  The Walt Disney Co......................      351,000
                                                      -----------
            FINANCIAL SERVICES -- 4.3%
     5,900  Fannie Mae..............................      436,600
    22,700  Waddell Reed Financial, Class B.........      527,775
                                                      -----------
                                                          964,375
                                                      -----------
            FOOD DISTRIBUTORS & WHOLESALERS -- 1.9%
    15,500  Sysco Corp..............................      425,281
                                                      -----------
            FOOD PROCESSING & PACKAGING -- 2.2%
     8,600  H.J. Heinz Co...........................      486,975
                                                      -----------
            FOOD PRODUCTS & SERVICES -- 4.7%
    14,000  Conagra, Inc............................      441,000
     3,700  Hershey Foods Corp......................      230,094
    11,300  Mc Cormick & Co., Inc...................      382,081
                                                      -----------
                                                        1,053,175
                                                      -----------
            HEALTH CARE -- 3.9%
     6,800  Bausch & Lomb, Inc......................      408,000
     5,550  Johnson & Johnson.......................      465,506
                                                      -----------
                                                          873,506
                                                      -----------
            INSTRUMENTATION -- 1.8%
     4,050  Perkin Elmer............................      395,128
                                                      -----------

  SHARES
    OR
PRINCIPAL                                               MARKET
  AMOUNT                                                 VALUE
----------                                            -----------

            MEDICAL SUPPLIES -- 1.8%
     6,200  Baxter International, Inc...............  $   398,738
                                                      -----------
            OIL & GAS EXPLORATION, PRODUCTION &
            SERVICES -- 6.5%
     6,600  Amoco Corp..............................      389,399
     4,700  Mobil Corp..............................      409,487
    10,250  Shell Transport & Trading PLC (ADR).....      381,172
    10,100  Williams Companies, Inc.................      314,994
                                                      -----------
                                                        1,495,052
                                                      -----------
            PHARMACEUTICALS -- 5.1%
     7,300  American Home Products Corp.............      411,081
     5,500  Bristol-Myers Squibb Co.................      735,969
                                                      -----------
                                                        1,147,050
                                                      -----------
            RAILROAD -- 0.9%
     4,400  Union Pacific...........................      199,650
                                                      -----------
            RESTAURANTS -- 1.8%
     5,250  McDonald's Corp.........................      402,281
                                                      -----------
            TELECOMMUNICATIONS -- 4.4%
     7,200  Ameritech Corp..........................      456,300
    14,200  Bce Inc.................................      538,713
                                                      -----------
                                                          995,013
                                                      -----------
            TOBACCO -- 2.1%
     8,700  Philip Morris Cos., Inc.................      465,450
                                                      -----------
            UTILITIES - NATURAL GAS -- 0.0%
         1  Sempra Energy...........................           25
                                                      -----------
            UTILITIES - TELECOMMUNICATIONS -- 2.4%
     8,350  US West Inc.............................      539,619
                                                      -----------
            Total Common Stocks.....................   16,229,862
                                                      -----------
CONVERTIBLE PREFERRED STOCKS -- 14.9%
            BANKS -- 4.8%
$    5,550  Jefferson Pilot/ NationsBank (ACES).....      579,975
    18,100  National Australia Bank.................      504,538
                                                      -----------
                                                        1,084,513
                                                      -----------
            CONSUMER GOODS & SERVICES -- 1.6%
     6,900  Newell..................................      360,525
                                                      -----------
            ENVIRONMENTAL SERVICES 1.9%
     8,750  Monsanto (ACES).........................      428,750
                                                      -----------
            FINANCIAL & INSURANCE -- 2.2%
    21,140  Lincoln National Corp...................      498,111
                                                      -----------
            MANUFACTURING -- 1.5%
    14,100  Ingersoll-Rand Co.......................      334,875
                                                      -----------
            UTILITIES - ELECTRIC & GAS -- 2.9%
    11,750  Texas Utlities..........................      662,406
                                                      -----------
            Total Convertible Preferred Stocks......    3,369,180
                                                      -----------
CONVERTIBLE BONDS -- 11.4%
            COMPUTERS -- 2.5%
$  150,000  EMC Corp., 3.25%, 3/15/02...............  $   559,875
                                                      -----------
            RETAIL - GENERAL MERCHANDISE -- 3.8%
    11,300  Dollar General STRYPES Trust............      402,563

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

  SHARES
    OR
PRINCIPAL                                               MARKET
  AMOUNT                                                 VALUE
----------                                            -----------

CONVERTIBLE BONDS -- (CONTINUED)
          RETAIL - GENERAL MERCHANDISE -- (CONTINUED)

$  310,000  Rite Aid Corp., 5.25%, 9/15/02..........  $   449,888
                                                      -----------
                                                          852,451
                                                      -----------
            TELECOMMUNICATIONS -- 2.6%
     8,900  Airtouch/Mediaone, 6.25%, 8/15/01.......      591,850
                                                      -----------
            WHOLESALE DISTRIBUTION -- 2.5%
   675,000  Costco Companies, 0.00%, 8/19/17........      574,594
                                                      -----------
            Total Convertible Bonds.................    2,578,770
                                                      -----------
            INVESTMENT COMPANIES -- 3.1%
   707,840  Star Teasury Fund.......................      707,840
                                                      -----------
            Total Investment Companies..............      707,840
                                                      -----------
            TOTAL (Cost $20,586,912) -- 101.5%......  $22,885,652
                                                      -----------
                                                      -----------
------------------------------

Percentages indicated are based on net assets of $22,542,736.
(a) Represents cost for financial reporting purposes and differs from cost for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $100,078. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation..............  $2,548,421
Unrealized depreciation..............   (364,812)
                                       ---------
Net unrealized appreciation..........  $2,183,609
                                       ---------
                                       ---------

ACES -- Adjustable Conversion-Rate Equity Securities
ADR  -- American Depository Receipt
STRYPES -- Structured Yield Product Exchangeable for Stock

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH EQUITY INCOME FUND
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

ASSETS:
  Investments, at value (cost $20,586,912)........  $22,885,652
  Interest and dividends receivable...............       41,617
  Receivable for investment securities sold.......      561,248
  Unamortized organizational costs................        4,933
  Prepaid expenses and other assets...............        3,224
                                                    -----------
      Total assets................................   23,496,674
                                                    -----------
LIABILITIES:
  Cash overdraft..................................       15,636
  Payable for investment securities purchased.....      918,568
  Accrued expenses and other payables:
    Investment advisory fees......................            9
    Administration fees...........................          488
    Variable contract owner servicing fees........          458
    Accounting fees...............................           73
    Other.........................................       18,706
                                                    -----------
      Total liabilities...........................      953,938
                                                    -----------
NET ASSETS:
  Capital.........................................   21,533,905
  Undistributed (distributions in excess of) net
   investment income..............................       (8,707)
  Net unrealized appreciation (depreciation) from
   investments....................................    2,298,740
  Undistributed net realized gains (losses) from
   investment transactions........................   (1,281,202)
                                                    -----------
      Net assets..................................  $22,542,736
                                                    -----------
                                                    -----------
Outstanding units of beneficial interest
 (shares).........................................    2,001,942
                                                    -----------
                                                    -----------
Net asset value -- offering and redemption price
 per share........................................  $     11.26
                                                    -----------
                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH EQUITY INCOME FUND
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME:
  Interest income.................................  $    64,349
  Dividend income.................................      402,033
                                                    -----------
    Total income..................................      466,382
                                                    -----------
EXPENSES:
  Investment advisory fees........................       85,510
  Administration fees.............................       28,503
  Variable contract owner servicing fees..........       35,629
  Accounting fees.................................        7,452
  Audit fees......................................       13,707
  Insurance fees..................................        3,432
  Legal fees......................................       23,803
  Printing fees...................................        5,130
  Transfer agent fees.............................        1,980
  Trustee fees and expenses.......................        4,644
  Organizational fees.............................        6,733
  Other...........................................        1,257
                                                    -----------
  Total expenses..................................      217,780
  Expenses reimbursed and voluntarily reduced.....      (55,119)
                                                    -----------
    Net expenses..................................      162,661
                                                    -----------
  Net investment income...........................      303,721
                                                    -----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
 INVESTMENTS:
  Net realized gains (losses) from investment
   transactions...................................   (1,278,675)
  Net change in unrealized appreciation
   (depreciation) from investments................    2,263,855
                                                    -----------
    Net realized/unrealized gains (losses) from
     investments..................................      985,180
                                                    -----------
    Change in net assets resulting from
     operations...................................  $ 1,288,901
                                                    -----------
                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH EQUITY INCOME FUND
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS

                                                YEAR           OCTOBER 23,
                                               ENDED             1997 TO
                                            DECEMBER 31,       DECEMBER 31,
                                                1998             1997(A)
                                          ----------------   ----------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.................    $      303,721      $    4,906
  Net realized gains (losses) from
   investment transactions..............        (1,278,675)         (2,073)
  Net change in unrealized appreciation
   (depreciation) from investments......         2,263,855          34,885
                                          ----------------   ----------------
  Change in net assets resulting from
   operations...........................         1,288,901          37,718
                                          ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income............          (304,238)         (4,389)
  In excess of net investment income....            (9,161)       --
                                          ----------------   ----------------
  Change in net assets from shareholder
   distributions........................          (313,399)         (4,389)
                                          ----------------   ----------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........        20,248,784       2,348,968
  Dividends reinvested..................           313,399           4,389
  Cost of shares redeemed...............        (1,381,615)            (20)
                                          ----------------   ----------------
  Change in net assets from capital
   transactions.........................        19,180,568       2,353,337
                                          ----------------   ----------------
  Change in net assets..................        20,156,070       2,386,666
NET ASSETS:
  Beginning of period...................         2,386,666        --
                                          ----------------   ----------------
  End of period.........................    $   22,542,736      $2,386,666
                                          ----------------   ----------------
                                          ----------------   ----------------
SHARE TRANSACTIONS:
  Issued................................         1,874,103         232,760
  Reinvested............................            29,521             432
  Redeemed..............................          (134,871)             (2)
                                          ----------------   ----------------
  Change in shares......................    $    1,768,753      $  233,190
                                          ----------------   ----------------
                                          ----------------   ----------------

(a) Period from commencement of operations.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH EQUITY INCOME FUND
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 1998

  1. ORGANIZATION:
    The Variable Insurance Funds (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company established as a Massachusetts business trust. Between the date of organization and the date of commencement of Trust operations (October 23, 1997), the Trust had no operations other than incurring organizational expenses and the sale of initial units of beneficial interest ("shares").

    The Trust is authorized to issue an unlimited number of shares without par value. The Trust currently offers shares of the AmSouth Equity Income Fund (the "Fund"). Shares of the Fund are offered to a separate account of Hartford Life Insurance Company, as well as other eligible purchasers.

    The investment objective of the Fund is to seek to provide above average income and capital appreciation. It seeks this objective by investing, under normal market conditions, at least 65% of its total assets in income-producing equity securities, including common stock, preferred stock, and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.

  2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    SECURITIES VALUATION--Exchange-listed securities are valued at the closing price on the exchange on the day of computation, or, if there have been no sales during such day, at the latest bid quotation. Unlisted securities are valued at their latest bid quotation in their principal market. If no such bid is available, then such securities are valued in good faith at their respective fair market values using methods determined by or under the supervision of the Trust's Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates current value.

    SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income, if any, are declared and paid monthly for the Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

    Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of deferrals of certain losses.

    These "book/tax" differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

    As of December 31, 1998, the following reclassification have been made to increase (decrease) such accounts with offsetting adjustments made to additional paid-in-capital:

                                             ACCUMULATED               ACCUMULATED
                                          UNDISTRIBUTED NET    UNDISTRIBUTED NET REALIZED
FUND                                      INVESTMENT INCOME    GAIN (LOSS) ON INVESTMENTS
----------------------------------------  ------------------   ---------------------------
AmSouth Equity Income Fund                       $454                     ($454)

    FEDERAL INCOME TAXES--It is the intention of the Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

    ORGANIZATION COSTS--Costs incurred by the Fund in connection with its organization and registration of shares have been deferred and are amortized using the straight-line method over a period of two years from October 23, 1997, the commencement of the public offering of shares of the Fund. In the event that any of the initial shares of the Fund are redeemed during the amortization period by any holder thereof, the redemption proceeds may be reduced by any unamortized organizational expenses of the Fund in

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH EQUITY INCOME FUND
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 DECEMBER 31, 1998
    the same proportion as the number of said shares of the Fund being redeemed bears to the number of initial shares of the Fund that are outstanding at the time of redemption.

    OTHER--Expenses that are directly related to the Fund are charged directly to the Fund.

  3. PURCHASES AND SALES OF SECURITIES:

    Purchases and sales of portfolio securities (excluding short-term securities) for the year ended December 31, 1998, were as follows:

                                           PURCHASES      SALES
                                          -----------  -----------
AmSouth Equity Income Fund                $35,481,421  $16,662,098

  4. RELATED PARTY TRANSACTIONS:

    Investment advisory services are provided to the Fund by AmSouth. Under the terms of the investment advisory agreement, AmSouth is entitled to receive fees based on a percentage of the average daily net assets of the Fund. Sub-advisory services are provided to the Fund by Rockhaven Asset Management, LLC ("Rockhaven"). Under the terms of the sub-advisory agreement, Rockhaven is entitled to receive fees, payable by AmSouth, based on a percentage of the average daily net assets of the Fund, provided that if AmSouth waives a portion of its investment advisory fee, Rockhaven has agreed that its sub-advisory fee shall not exceed 60% of AmSouth's net investment advisory fee. AmSouth also serves as custodian for the Fund. Pursuant to the Custodian Agreement with the Trust, the Custodian receives compensation from the Fund for such services in an amount equal to an asset-based fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

    BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), with which certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS and the Trust, BISYS' fees are computed daily as a percentage of the average net assets of the Fund. BISYS also serves, without compensation, as Distributor of the Fund's. BISYS Fund Services Ohio, Inc. ("BISYS Ohio") serves the Fund as Transfer agent and Mutual fund accountant. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

    Shares of the Trust are subject to a Variable Contract Owner Servicing Plan (the "Servicing Plan") permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders. The Fund has entered into a specific arrangement with BISYS for the provision of such services and reimburses BISYS for its cost of providing these services, subject to a maximum annual rate equal to 0.25% of the average daily net assets of the Fund.

    Fees may be voluntarily reduced or reimbursed to assist the Fund in maintaining competitive expense ratios. Information regarding these transactions is as follows for the year ended December 31, 1998:

INVESTMENT ADVISORY FEES:
  Annual fee before voluntary fee reductions
   (percentage of average daily net assets)            0.60%
  Voluntary fee reductions                          $32,185

ADMINISTRATION FEES:
  Annual fee before voluntary fee reductions and
   reimbursements
   (percentage of average daily net assets)            0.20%
  Voluntary fee reductions                          $17,598
  Voluntary fee reimbursements                      $ 4,566

VARIABLE CONTRACT OWNER SERVICING FEES:
  Annual fee
   (percentage of average daily net assets)            0.25%

CUSTODIAN FEES:
  Annual fee before voluntary fee reductions          0.006%
   (percentage of average daily net assets)

MUTUAL FUND ACCOUNTING FEES:
  Annual fee before voluntary fee reductions and
   reimbursements
   (percentage of average daily net assets)            0.03%
  Voluntary fee reductions                          $   770

  5. FEDERAL INCOME TAX INFORMATION (UNAUDITED):

    At December 31, 1998, the Fund had available $1,160,555 of capital loss carryforwards which, if not utilized, will expire in the year 2006.

    Under current tax law, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the next fiscal year. As of December 31, 1998, the Fund had deferred losses of $20,569.

    For the year ended December 31, 1998, 92.56% of income dividends paid by the Fund qualify for the dividends received deduction available to corporations.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH EQUITY INCOME FUND
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                                              YEAR         OCTOBER 23,
                                              ENDED          1997 TO
                                          DECEMBER 31,    DECEMBER 31,
                                              1998           1997(A)
                                          -------------   -------------
NET ASSET VALUE, BEGINNING OF PERIOD....     $ 10.23          $10.00
                                          -------------       ------
INVESTMENT ACTIVITIES:
  Net investment income.................        0.22            0.03
  Net realized and unrealized gains.....        1.03            0.23
                                          -------------       ------
  Total investment activities...........        1.25            0.26
                                          -------------       ------
DISTRIBUTIONS:
  From net investment income............       (0.22)          (0.03)
                                          -------------       ------
  Total distributions...................       (0.22)          (0.03)
                                          -------------       ------
NET ASSET VALUE, END OF PERIOD..........     $ 11.26          $10.23
                                          -------------       ------
                                          -------------       ------
  Total return..........................       12.36%           2.27%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of period (000)....     $22,543          $2,387
  Ratio of expenses to average net
   assets...............................        1.14%           1.22%(c)
  Ratio of net investment income to
   average net assets...................        2.13%           2.39%(c)
  Ratio of expenses to average net
   assets*..............................        1.53%           7.26%(c)
  Portfolio turnover rate...............      120.83%           4.00%
------------------------

(a) Period from commencement of operations.
(b) Not annualized
(c) Annualized
 * During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholder and Trustees of
 The AmSouth Equity Income Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the AmSouth Equity Income Fund, (hereafter referred to as the "the Fund") at December 31, 1998, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our aduit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation and verification by examination of securities at December 31, 1998 and correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                                         PricewaterhouseCoopers LLP

Columbus, Ohio
February 11, 1999

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 MENTOR VARIABLE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------
 MENTOR VIP GROWTH PORTFOLIO
 PORTFOLIO OF INVESTMENTS
 DECEMBER 31, 1998

                                                        MARKET
  SHARES                                                 VALUE
----------                                            -----------
COMMON STOCKS -- 94.57%
            CAPITAL GOODS -- 3.39%
     1,900  C & D Technology, Inc...................  $    52,250
     2,750  Conrad Industries, Inc.*................       10,742
     3,700  Denali, Inc.*...........................       51,800
     6,100  MotivePower Industries, Inc.............      196,344
     4,050  Rental Service Corporation*.............       63,534
                                                      -----------
                                                          374,670
                                                      -----------
            CONSUMER CYCLICAL -- 10.00%
     1,800  Action Performance Companies, Inc.*.....       63,675
     3,400  Butler International, Inc.*.............       89,888
     2,350  Cadmus Communication Corporation........       44,356
     3,400  Central Garden & Pet Company*...........       48,875
     3,500  Chattem, Inc............................      167,562
       762  Dollar General Corporation..............       18,002
     2,900  Dollar Tree Stores, Inc.*...............      126,694
     5,050  Fairfield Communities, Inc.*............       55,866
     8,400  Family Dollar Stores....................      184,800
     2,050  Galey & Lord, Inc.*.....................       17,681
     4,400  Keystone Automotive Industries, Inc.*...       92,125
     5,100  Media Arts Group, Inc.*.................       71,719
     5,850  SCP Pool Corporation*...................       88,481
     4,450  Suburban Lodges of America*.............       36,434
                                                      -----------
                                                        1,106,158
                                                      -----------
            CONSUMER STAPLES -- 12.51%
     2,300  Celestial Seasonings, Inc.*.............       63,969
     2,100  Chancellor Media Corporation*...........      100,538
     2,100  Clear Channel Communications............      114,450
     1,600  Cox Radio, Inc. - Class A*..............       67,600
     6,850  Cumulus Media - Class A*................      113,881
     2,550  Lamar Advertising Company*..............       94,987
     4,150  Medialink Worldwide, Inc.*..............       70,550
     1,750  Metro Networks, Inc.*...................       74,594
     3,400  Natrol, Inc.*...........................       37,400
     2,950  Omega Protein Corporation*..............       29,869
     6,950  Outdoor Systems, Inc.*..................      208,500
     2,950  Papa John's International, Inc.*........      130,169
     3,300  Richfood Holdings, Inc..................       68,475
     3,050  U.S. Foodservice*.......................      149,450
     1,900  Wild Oats Markets, Inc.*................       59,850
                                                      -----------
                                                        1,384,282
                                                      -----------
            ENERGY -- 1.98%
     4,400  Core Laboratories N.V.*.................       84,150
     3,600  Global Industries, Limited*.............       22,050
     3,100  Gulf Island Fabrication, Inc.*..........       24,025
     2,950  Hanover Compressor*.....................       75,778
     1,650  Unifab International, Inc.*.............       13,200
                                                      -----------
                                                          219,203
                                                      -----------
            FINANCIAL -- 6.65%
     1,200  CCB Financial Corporation...............       68,400
     4,125  Concord EFS, Inc.*......................      174,797
     6,200  Hibernia Corporation - Class A..........      107,725
     1,150  Markel Corporation*.....................      208,150
     9,400  National Commerce Bancorporation........      176,837
                                                      -----------
                                                          735,909
                                                      -----------

                                                        MARKET
  SHARES                                                 VALUE
----------                                            -----------

            HEALTH -- 23.63%
       750  American Dental Partners, Inc.*.........  $     8,672
     2,550  Assisted Living Concepts, Inc.*.........       33,469
     1,400  Bindley Western Industries..............       68,950
       400  Biomatrix, Inc.*........................       23,300
     2,000  Boron Lepore & Associates*..............       69,000
     5,100  Brookdale Living Communities*...........       99,450
     3,500  CareMatrix Corporation*.................      107,187
     4,550  Curative Health Services, Inc.*.........      152,425
     3,100  Express Scripts, Inc. - Class A*........      208,087
     4,625  Health Management Associates, Inc.*.....      100,016
     1,800  Healthcare Recoveries*..................       30,600
     2,750  Henry Schein, Inc.*.....................      123,062
     3,150  Mecon, Inc.*............................       33,075
     4,100  Medquist, Inc.*.........................      161,950
     5,550  Molecular Devices Corporation*..........      120,713
     4,850  NCS Healthcare, Inc. - Class A*.........      115,187
     3,250  Omnicare, Inc...........................      112,937
     1,800  Osteotech, Inc.*........................       83,700
     3,250  Pharmaceutical Products Development*....       97,703
     2,700  Priority Healthcare Corporation - Class       140,063
            B*......................................
     5,100  Province Healthcare Company*............      182,963
     2,150  QuadraMed Corporation*..................       44,075
     5,200  Serologicals Corporation*...............      156,000
     4,150  Sunrise Assisted Living, Inc.*..........      215,281
     4,050  United Payors & Providers, Inc.*........      115,425
       400  Wesley Jessen Visioncare, Inc.*.........       11,100
                                                      -----------
                                                        2,614,390
                                                      -----------
            TECHNOLOGY -- 21.12%
     4,700  ADE Corporation*........................       61,100
     2,600  ATMI, Inc.*.............................       65,650
     1,850  AXENT Technologies, Inc.*...............       56,541
     4,500  Benchmark Electronics, Inc.*............      164,812
     5,100  Billing Concepts Corporation*...........       56,100
     1,800  Black Box Corporation*..................       68,175
     6,400  Cerprobe Corporation....................       86,000
     1,200  Check Point Software*...................       54,975
     1,800  Cognizant Technology Solutions*.........       54,675
     1,100  CSG Systems International, Inc.*........       86,900
     4,100  ICG Communications*.....................       88,150
     6,550  ITC DeltaCom*...........................       99,888
     3,400  Kulicke & Soffa Industries, Inc.........       60,350
     1,900  Level One Communications*...............       67,450
     2,600  Mylex Corporation*......................       31,200
     1,200  Network Appliance, Inc.*................       54,000
     3,050  Optek Technology, Inc.*.................       57,569
     4,950  Parlex Corporation*.....................       49,500
     4,450  PCD, Inc.*..............................       57,850
     6,450  Peerless Systems*.......................       54,825
     1,550  Peregrine Systems, Inc.*................       71,881
     3,200  Photronics, Inc.*.......................       76,700
     5,750  Powerwave Technologies, Inc.*...........      107,094
     1,550  Proxim, Inc.*...........................       41,366
     5,150  PRI Automation, Inc.*...................      133,900
       800  RF Micro Devices, Inc.*.................       37,100
     9,600  SCB Computer Technology, Inc.*..........       94,800
     4,150  Segue Software, Inc.*...................       84,037

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 MENTOR VARIABLE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------
 MENTOR VIP GROWTH PORTFOLIO
 PORTFOLIO OF INVESTMENTS -- (CONTINUED)
 DECEMBER 31, 1998

                                                        MARKET
  SHARES                                                 VALUE
----------                                            -----------

COMMON STOCKS -- (CONTINUED)
          TECHNOLOGY -- (CONTINUED)

     2,650  Sipex Corporation*......................  $    93,081
     3,800  Speedfam International, Inc.*...........       65,075
     5,150  World Access, Inc.......................      110,081
      1350  Xircom, Inc.*...........................       45,900
                                                      -----------
                                                        2,336,725
                                                      -----------
            TRANSPORTATION -- 9.46%
     5,900  Atlantic Coast Airlines, Inc.*..........      147,500
     4,350  Avis Rent A Car*........................      105,216
     3,000  Carey International, Inc.*..............       52,500
     3,350  Coach USA, Inc.*........................      116,203
     3,000  Comair Holdings, Inc....................      101,250
     5,000  Covenant Transport, Inc. - Class A*.....       89,375
     8,675  Mesaba Holdings, Inc....................      178,922
     2,800  M.S. Carriers, Inc.*....................       92,225
     4,400  Travel Services International, Inc.*....      134,200
     2,000  US Xpress Enterprise - Class A*.........       30,000
                                                      -----------
                                                        1,047,391
                                                      -----------
            MISCELLANEOUS -- 5.83%
     3,550  ABR Information Services, Inc.*.........       69,669
     4,650  AHL Services, Inc.*.....................      145,312
     1,400  Modis Professionals.....................       20,300
     4,666  NOVA Corporation*.......................      161,852
     2,350  Rock of Ages Corporation*...............       33,488
     4,727  Romac International, Inc.*..............      105,176
     3,150  Select Appointments Holding PLC~........       67,725
     1,850  StaffMark, Inc.*........................       41,394
                                                      -----------
                                                          644,916
                                                      -----------
            Total common stocks (cost $9,262,660)...   10,463,644
                                                      -----------

PRINCIPAL                                               MARKET
  AMOUNT                                                 VALUE
----------                                            -----------
SHORT-TERM INVESTMENT -- 9.53%
            REPURCHASE AGREEMENT
$1,054,247  Goldman Sachs & Company                   $ 1,054,247
            Dated 12/31/98, 5.08%, due 1/04/99
            collateralized by $1,060,829 Federal
            National Mortgage Association 6.50%,
            1/01/02, market value $1,076,201
            (cost $1,054,247).......................
                                                      -----------

Total investments (cost $10,316,907)....  104.10%  11,517,891
Other assets less liabilities...........   (4.10)    (453,663)
                                          ------  -----------
Net assets..............................  100.00% $11,064,228
                                          ------  -----------
                                          ------  -----------

------------------------------
* Non-income producing.
~ American Depository Receipts.

INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $11,706,265 and $1,893,379, respectively.

INCOME TAX INFORMATION
At December 31, 1998, the aggregated cost of investment securities for federal income tax purposes was $10,437,947. Net unrealized appreciation aggregated $1,079,944, of which $1,393,054, related to appreciated investment securities and $313,110, related to depreciated investment securities.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 MENTOR VARIABLE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------
 MENTOR VIP PERPETUAL INTERNATIONAL PORTFOLIO
 PORTFOLIO OF INVESTMENTS
 DECEMBER 31, 1998

                                                        MARKET
  SHARES                                                 VALUE
----------                                            -----------
PREFERRED STOCKS -- 2.20%
            GERMANY
     1,430  Koenig & Bauer..........................  $    34,355
        56  Porsche AG..............................      128,821
       800  Prosieben Media AG......................       38,343
       122  SAP AG..................................       58,584
                                                      -----------
            Total preferred stocks (cost                  260,103
            $254,148)...............................
                                                      -----------
COMMON STOCKS -- 87.53%
            ARGENTINA -- 0.09%
       390  Telefonica de Argentina SA~.............       10,896
                                                      -----------
            AUSTRIA -- 0.26%
       598  Bank Austria AG.........................       30,437
                                                      -----------
            BELGIUM -- 0.56%
       150  Cofinimmo...............................       19,921
       880  G.I.B. Group Holdings SA................       46,032
                                                      -----------
                                                           65,953
                                                      -----------
            BRAZIL -- 0.29%
       410  Companhia Energetica de Minais                  7,805
            Gerais~.................................
       670  Petroleo Brasileiro SA~.................        7,597
       145  Telecomunicacoes Brasileiras SA~........       10,540
       630  Vale do Rio Doche~......................        8,082
                                                      -----------
                                                           34,024
                                                      -----------
            CHINA -- 0.31%
     1,000  Huaneng Power International, Inc.~*.....       14,500
   100,000  Jiangsu Express Company, Limited........       21,813
                                                      -----------
                                                           36,313
                                                      -----------
            DENMARK -- 0.39%
       850  Vestas Wind Systems.....................       45,543
                                                      -----------
            FINLAND -- 3.09%
     1,160  Huhtamaki...............................       44,135
     4,740  Metra Oyj - Class B.....................       81,805
     1,744  Nokia Oyj - Class A.....................      212,059
       980  UPM - Kymmene Oyj.......................       27,292
                                                      -----------
                                                          365,291
                                                      -----------
            FRANCE -- 9.80%
       470  Accor SA................................      101,740
       530  Air Liquide.............................       97,187
       431  Atos SA.................................      103,013
       570  Axa.....................................       82,598
     1,120  Casino Guichard Perrachn................      116,613
       440  Cie De St Gobain........................       62,107
       775  Coflexip................................       52,547
       100  Colas...................................       21,039
       710  Elf Aquitaine SA........................       82,054
     1,100  Entrelec................................       50,181
       380  Genset SA~*.............................       29,232
       300  Imetal..................................       30,055
       292  Sanofi SA...............................       48,059
       400  Serp Recyclage*.........................       57,248
     1,265  Societe Generale D'Enterprises..........       59,292
     1,070  Total SA - Class B......................      108,345

                                                        MARKET
  SHARES                                                 VALUE
----------                                            -----------

COMMON STOCKS -- (CONTINUED)
          FRANCE -- (CONTINUED)

       220  Vivendi.................................  $    57,069
                                                      -----------
                                                        1,158,379
                                                      -----------
            GERMANY -- 3.10%
       110  AVA Allg Handels Der Verbrau............       44,266
     1,158  Daimler Chrysler........................      115,108
     1,000  Hawesko Holding AG......................       55,858
     2,550  Veba AG.................................      151,167
                                                      -----------
                                                          366,399
                                                      -----------
            GREAT BRITAIN -- 18.85%
     3,500  Abbey National Bank PLC.................       74,696
     2,875  Allied Zurich PLC*......................       42,883
     4,800  Arcadia Group PLC.......................       14,088
     2,620  Arriva PLC..............................       16,423
    14,600  ASDA Group PLC..........................       38,797
     2,550  BAA PLC.................................       29,515
     3,150  Barclays Bank PLC.......................       67,540
     3,175  Bass PLC................................       44,515
     1,850  Britannic Assurance PLC.................       40,341
     4,500  British Aerospace PLC...................       38,094
     7,900  British Airways.........................       53,318
     6,175  British American Tobacco Industries            54,629
            PLC.....................................
     8,000  British Borneo Oil & Gas................       13,266
       350  British Petroleum Company PLC...........        5,206
     2,050  Burmah Castrol..........................       29,354
     2,250  Carlton Communication...................       20,558
     1,400  Celltech PLC*...........................        9,309
     5,400  Centrica PLC*...........................       10,813
     4,500  Debenhams Retail PLC....................       26,789
     2,000  Dixons Group............................       27,908
     3,800  Emap PLC................................       71,394
     3,960  Enterprise Oil PLC......................       19,208
     6,400  Express Dairies PLC.....................       14,168
     4,000  Gallaher Group PLC......................       27,013
     1,365  Garban PLC..............................        5,229
     1,350  Glaxo Wellcome PLC......................       46,138
     4,150  Granada Group PLC.......................       73,394
     2,800  Great Universal Stores PLC..............       29,228
     4,800  Greenalls Group PLC.....................       25,391
     4,500  HSBC Holdings PLC.......................      113,350
     3,900  Iceland Group PLC.......................       15,424
     5,500  III Group PLC...........................       52,716
     5,800  Imperial Chemical Industries PLC........       49,917
     3,000  Inchcape PLC............................        6,393
     8,500  Ladbroke Group..........................       33,828
     7,500  Lloyds TSB Group PLC....................      106,087
     5,600  Meggitt PLC.............................       11,515
     4,800  National Westminster Bank...............       92,172
     3,900  Northern Foods PLC......................        9,086
     4,000  Nycomed Amersham PLC....................       27,527
     2,740  PowderJect Pharmacy.....................       24,535
     4,510  Prudential Corporation PLC..............       67,944
     1,950  Rank Group PLC..........................        7,405
     1,000  Reckitt & Colman PLC....................       13,167
     3,300  Reuters Group PLC.......................       34,502
    15,820  Rolls-Royce PLC.........................       64,797

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 MENTOR VARIABLE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------
 MENTOR VIP PERPETUAL INTERNATIONAL PORTFOLIO
 PORTFOLIO OF INVESTMENTS -- (CONTINUED)
 DECEMBER 31, 1998

                                                        MARKET
  SHARES                                                 VALUE
----------                                            -----------

COMMON STOCKS -- (CONTINUED)
          GREAT BRITAIN -- (CONTINUED)

     6,000  Sainsbury (J.) PLC*.....................  $    46,539
     1,100  Scot & Newcastle........................       12,431
     1,200  Scotia Holdings*........................        1,244
     7,000  Securicor PLC...........................       58,155
     7,250  Shell Transportation & Trading Company         44,242
             PLC....................................
    46,925  Signet Group............................       24,317
     3,260  Smith (H.W.) Group PLC..................       25,948
     2,070  SmithKline Beecham PLC..................       28,954
     1,800  Smiths Industries PLC...................       25,132
     2,500  Spirax-Sarco Engineering PLC............       21,578
    22,500  Stakis PLC..............................       37,311
     5,900  Standard Chartered Bank.................       67,899
     1,600  Tate & Lyle PLC.........................        8,888
    13,200  Tesco PLC...............................       37,758
     2,500  Trinity PLC.............................       16,520
     3,500  United Assurance Group CNV..............       31,776
     4,400  United News & Media PLC.................       37,977
       600  Vickers Group...........................        1,801
                                                      -----------
                                                        2,228,040
                                                      -----------
            HONG KONG -- 3.31%
    48,000  Aeon Credit Services....................        9,913
    16,000  Asia Satellite Telecommunications              28,500
             Holdings, Limited......................
     4,000  Cheung Kong Holdings....................       28,783
    32,000  China Foods Holdings, Limited*..........        7,476
    50,000  China Resources Beijing.................       12,456
     4,000  Citic Pacific, Limited..................        8,622
   170,000  Elec & Eltek International Company,            32,475
             Limited................................
    70,000  Giordano International..................       13,101
    40,000  HKR International, Limited..............       24,395
     8,000  Hong Kong & China Gas...................       10,171
     3,000  HSBC Holdings PLC.......................       74,734
    80,000  Hung Hing Printing Group................       31,236
    15,000  Hysan Development.......................       22,362
    20,000  National Mutual Asia, Limited...........       14,973
     6,000  New World Development...................       15,102
    20,000  Road King Infrastructure, Limited.......       14,714
    10,000  Sime Darby..............................        3,033
     5,000  Swire Pacific, Limited - Class A........       22,394
   100,000  Yanzhou Coal Mining Company - Class H...       16,780
                                                      -----------
                                                          391,220
                                                      -----------
            INDIA -- 0.22%
     2,000  BSES, Limited#*.........................       25,500
                                                      -----------
            INDONESIA -- 0.40%
    40,000  PT HM Sampoerna.........................       26,375
    20,000  PT Semen Gresik.........................       20,750
                                                      -----------
                                                           47,125
                                                      -----------
            IRELAND -- 2.73%
     5,400  Bank of Ireland.........................      118,290
     6,330  CRH PLC.................................      107,381
                                                        MARKET
  SHARES                                                 VALUE
----------                                            -----------

          IRELAND -- (CONTINUED)

     1,400  Elan Corporation PLC~*..................  $    97,387
                                                      -----------
                                                          32,3058
                                                      -----------
            ITALY -- 5.54%
     1,470  Assicurazioni Generali..................       61,410
   101,000  Finmeccanica SPA........................      103,526
    10,500  Grupo Editoriale L'Espresso.............       92,179
    25,600  Ina SPA.................................       67,654
     8,070  Rinascente SPA..........................       83,036
     4,180  San Paolo Imi SPA.......................       73,898
     5,600  Telecom Italia SPA......................       47,806
    20,000  Telecom Italia SPA - Warrants...........      125,932
                                                      -----------
                                                          655,441
                                                      -----------
            JAPAN -- 16.51%
    20,000  Asahi Glass Company, Limited............      123,551
        35  DDI Corporation.........................      129,544
    20,000  Fujitsu General.........................      118,088
    23,000  Industrial Bank of Japan................      105,600
       130  Japan Tobacco...........................      129,456
    12,000  Kirin Brewery Company, Limited..........      152,280
    13,000  Kokusai Securities Company, Limited.....      121,666
    35,000  Mitsui Chemicals, Inc...................      121,216
    25,000  Nippon Mining & Metals..................      109,275
    80,000  Nippon Steel Corporation................      144,525
       250  Nippon Telegraph & Telephone                  192,113
            Corporation.............................
    45,000  Nitto Boseki Company....................      111,831
    27,000  Oji Paper Company.......................      139,669
    28,000  Sumitomo Warehouse Company, Limited.....      122,388
    11,000  Tokio Marine & Fire Insurance...........      130,866
                                                      -----------
                                                        1,952,068
                                                      -----------
            MALAYSIA -- 0.05%
    10,000  IOI Corporation Berhad (a)..............        5,737
                                                      -----------
            MEXICO -- 0.30%
     1,400  Grupo Carso SA~.........................        9,513
       490  Panamerican Beverages - Class A*........       10,688
       320  Telefonos de Mexico SA- Class L~........       15,580
                                                      -----------
                                                           35,781
                                                      -----------
            NETHERLANDS -- 2.11%
     1,250  Akzo Nobel..............................       56,854
     2,310  Royal Dutch Petroleum Company...........      114,898
     3,200  Vendex International NV.................       77,625
                                                      -----------
                                                          249,377
                                                      -----------
            PHILIPPINES -- 0.25%
    13,800  Bank of the Philippine Islands..........       29,267
                                                      -----------
            PORTUGAL -- 1.48%
     2,540  BPI SGPS SA.............................       86,053
     1,300  Cimpor Cimentos de Portugal.............       41,428
       880  Jeronimo Martins........................       48,060
                                                      -----------
                                                          175,541
                                                      -----------
            SINGAPORE -- 1.41%
    20,000  DBS Land................................       29,437
     5,000  GP Batteries International, Limited.....       10,660

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                        MARKET
  SHARES                                                 VALUE
----------                                            -----------

COMMON STOCKS -- (CONTINUED)
          SINGAPORE -- (CONTINUED)

    10,000  Jardine Strategic.......................  $    14,500
    12,000  Marco Polo Developments, Limited........       12,647
    10,000  Overseas Chinese Bank*..................       67,838
     5,000  United Overseas Bank....................       32,102
                                                      -----------
                                                          167,184
                                                      -----------
            SPAIN -- 9.20%
       870  Acciona SA..............................       71,042
     3,621  Argentaria Caja Postal y Banco                 93,755
             Hipotecario de Espana SA...............
     2,550  Baron de Ley*...........................       83,452
     3,160  Centros Comerciales Continente SA.......      107,088
     3,320  Corporate Finance Reunida...............       48,302
     1,600  Dragados & Construcciones SA............       58,957
     4,000  Endesa SA...............................      105,964
     1,206  Gas Natural SDG, SA.....................      131,276
     8,900  Prosegur CIA de Seguridad SA............      103,776
     5,390  Tabacalera SA...........................      135,951
     1,090  Telefonica de Espana SA.................       48,458
     1,090  Telefonica de Espana SA - Rights........          968
     5,400  Telepizza...............................       51,362
     1,465  Viscofan Envolturas Celulosicas SA......       47,376
                                                      -----------
                                                        1,087,727
                                                      -----------
            SWEDEN -- 2.16%
    27,000  BPA AB..................................       63,140
     4,350  Celsius AB - Class B....................       58,894
     4,050  ForeningsSparbanken AB - Class A........      104,680
       350  Hennes & Mauritz AB - Class B...........       28,518
                                                      -----------
                                                          255,232
                                                      -----------
            SWITZERLAND -- 4.43%
        54  Jelmoli Holding AG......................       60,524
        66  Nestle SA...............................      143,624
        69  Novartis AG.............................      135,590
        19  SCHW Rueckversicherungs.................       49,519
        88  Zurich Allied AG........................       65,135
       225  UBS AG*.................................       69,105
                                                      -----------
                                                          523,497
                                                      -----------
            THAILAND -- 0.69%
    33,000  Cogeneration PLC........................       25,193
    10,000  Electricity Generating Public                  27,098
            Company*................................
                                                        MARKET
  SHARES                                                 VALUE
----------                                            -----------

          THAILAND -- (CONTINUED)

    17,900  Tipco Asphalt Company...................  $    29,546
                                                      -----------
                                                           81,837
                                                      -----------
            Total common stocks (cost $9,707,555)...   10,346,867
                                                      -----------

PRINCIPAL
  AMOUNT
----------
CORPORATE BOND -- 0.23%
$   27,000  Republic of Korea, 8.88%, 04/15/08 (cost       27,810
             $19,785)...............................
                                                      -----------
            Total corporate bond....................   10,634,780
                                                      -----------
SHORT-TERM INVESTMENT -- 10.55%
            REPURCHASE AGREEMENT
 1,246,987  Goldman Sachs & Company                     1,246,987
            Dated 12/31/98, 5.08%, due 1/04/99,
             collateralized by Federal National
             Mortgage Association, $1,290,000,
             6.00%, 12/01/28, market value
             $1,273,472, (cost $1,246,987)..........
                                                      -----------

Total investments (cost $11,228,475)....  100.51%  11,881,767
Other assets less liabilities...........   (0.51)     (60,525)
                                          ------  -----------
Net assets..............................  100.00% $11,821,242
                                          ------  -----------
                                          ------  -----------
------------------------------

  *  Non-income producing.
  ~  American Depository Receipts.
  #  Global Depository Receipts.
(a) These securities are considered illiquid due to a one year moratorium on the repatriation of assets from Malaysia.

INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $13,922,936 and $3,964,341, respectively.

INCOME TAX INFORMATION
At December 31, 1998, the aggregated cost of investment securities for federal income tax purposes was $11,201,955. Net unrealized appreciation aggregated $679,812, of which $1,118,829, related to appreciated investment securities and $439,017, related to depreciated investment securities.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 MENTOR VARIABLE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------
 MENTOR VIP CAPITAL GROWTH PORTFOLIO
 PORTFOLIO OF INVESTMENTS
 DECEMBER 31, 1998

                                                        MARKET
  SHARES                                                 VALUE
----------                                            -----------
COMMON STOCKS -- 97.85%
            BASIC MATERIALS -- 6.31%
    16,490  Bemis Company, Inc......................  $   625,589
    22,000  Sherwin-Williams Company................      646,250
                                                      -----------
                                                        1,271,839
                                                      -----------
            CAPITAL GOODS & CONSTRUCTION -- 9.98%
    11,260  Emerson Electric Company................      704,454
    11,460  Illinois Tool Works.....................      664,680
    15,410  W.W. Grainger, Inc......................      641,441
                                                      -----------
                                                        2,010,575
                                                      -----------
            CONSUMER CYCLICAL -- 16.07%
    11,480  Chancellor Media Corporation*...........      549,605
     9,710  Clear Channel Communications............      529,195
    10,030  Gannett Company.........................      663,861
     9,810  Interpublic Group Companies.............      782,347
     8,280  Newell Company..........................      341,550
    11,750  Rubbermaid, Inc.........................      369,391
                                                      -----------
                                                        3,235,949
                                                      -----------
            CONSUMER STAPLES -- 6.72%
    12,550  Philip Morris Companies, Inc............      671,425
    24,840  Sysco Corporation.......................      681,548
                                                      -----------
                                                        1,352,973
                                                      -----------
            FINANCIAL -- 22.29%
     7,000  American Express Company................      715,750
     8,180  BankAmerica Corporation.................      491,822
     8,910  Federal National Mortgage Association...      659,340
    14,150  SouthTrust Corporation..................      522,666
    14,700  UNUM Corporation........................      858,112
    19,248  Washington Mutual, Inc..................      735,033
    12,680  Wells Fargo Company.....................      506,408
                                                      -----------
                                                        4,489,131
                                                      -----------
            HEALTH -- 10.46%
     5,480  Bristol-Myers Squibb Company............      733,292
     7,930  Johnson & Johnson.......................      665,129
    26,950  Tenet Healthcare Corporation............      707,438
                                                      -----------
                                                        2,105,859
                                                      -----------
            TECHNOLOGY -- 19.19%
    17,650  Computer Associates International,            752,331
            Inc.....................................

                                                        MARKET
  SHARES                                                 VALUE
----------                                            -----------

          TECHNOLOGY -- (CONTINUED)

    13,070  Computer Sciences Corporation...........  $   842,198
    11,390  MCI WorldCom, Inc.......................      817,232
     8,430  Sun Microsystems, Inc.*.................      721,819
    18,450  SunGard Data Systems....................      732,234
                                                      -----------
                                                        3,865,814
                                                      -----------
            TRANSPORTATION & SERVICES -- 2.55%
    29,000  Werner Enterprises, Inc.................      512,938
                                                      -----------
            MISCELLANEOUS -- 4.28%
    11,440  Tyco International Limited..............      863,005
                                                      -----------
            Total common stocks (cost                  19,708,083
            $17,927,025)............................
                                                      -----------

PRINCIPAL
  AMOUNT
----------
SHORT-TERM INVESTMENT -- 9.46%
            REPURCHASE AGREEMENT
$1,906,113  Goldman Sachs & Company                     1,906,113
            dated 12/31/98, 5.08%, due 1/04/99,
             collateralized by $1,878,660 Federal
             National Mortgage Association, 8.00%,
             07/01/24, market value $1,946,175 (cost
             $1,906,113)............................
                                                      -----------

Total investments (cost $19,833,138)....  107.31%  21,614,196
Other assets less liabilities...........   (7.31)  (1,472,191)
                                          ------  -----------
Net assets..............................  100.00% $20,142,005
                                          ------  -----------
                                          ------  -----------
------------------------------

* Non-income producing.

INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $21,620,334 and $3,680,748, respectively.

INCOME TAX INFORMATION
At December 31, 1998, the aggregated cost of investment securities for federal income tax purposes was $19,885,337. Net unrealized appreciation aggregated $1,728,859, of which $2,007,513, related to appreciated investment securities and $278,654, related to depreciated investment securities.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 MENTOR VARIABLE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

                                                            MENTOR VIP PERPETUAL
                                          MENTOR VIP            INTERNATIONAL       MENTOR VIP CAPITAL
                                       GROWTH PORTFOLIO           PORTFOLIO          GROWTH PORTFOLIO
                                     --------------------   ---------------------   -------------------
ASSETS:
  Investments, at market value
    Investment securities..........       $10,463,644            $10,634,780            $19,708,083
    Repurchase agreements..........         1,054,247              1,246,987              1,906,113
                                     --------------------   ---------------------   -------------------
      Total investments(a).........        11,517,891             11,881,767             21,614,196
                                     --------------------   ---------------------   -------------------
  Receivables
      Investments sold.............            40,209                109,941              --
      Fund shares sold.............            67,727                 15,308                 11,898
      Dividends and interest.......             1,556                 10,678                 13,265
    Unrealized appreciation on
     forward foreign currency
     exchange contracts............         --                            27              --
    Deferred expenses..............             7,969                  9,604                 14,104
                                     --------------------   ---------------------   -------------------
      Total assets.................        11,635,352             12,027,325             21,653,463
                                     --------------------   ---------------------   -------------------
LIABILITIES:
  Investments purchased............           558,818                176,609              1,500,584
  Fund shares redeemed.............                20                     35                     50
  Accrued expenses and other
   liabilities
    Custodian fee..................            10,500                 28,009                  4,681
    Other..........................             1,786                  1,430                  6,143
                                     --------------------   ---------------------   -------------------
      Total liabilities............           571,124                206,083              1,511,458
                                     --------------------   ---------------------   -------------------
NET ASSETS:
  Capital..........................        10,396,782             11,184,090             18,338,161
  Accumulated undistributed net
   investment income...............            16,688                (10,945)                35,347
  Accumulated undistributed net
   realized loss on investment
   transactions....................          (550,226)                (4,586)               (12,561)
  Net unrealized appreciation of
   investments.....................         1,200,984                652,683              1,781,058
                                     --------------------   ---------------------   -------------------
      Net assets...................       $11,064,228            $11,821,242            $20,142,005
                                     --------------------   ---------------------   -------------------
                                     --------------------   ---------------------   -------------------
Shares outstanding.................           965,261                844,066              1,483,661
                                     --------------------   ---------------------   -------------------
                                     --------------------   ---------------------   -------------------
Net asset value -- offering and
 redemption price per share........       $     11.46            $     14.01            $     13.58
                                     --------------------   ---------------------   -------------------
                                     --------------------   ---------------------   -------------------

(a)  Investments at cost are $10,316,907, $11,228,475, and $19,833,138, respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 MENTOR VARIABLE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
 FOR THE PERIOD FROM INCEPTION, MARCH 3, 1998 TO DECEMBER 31, 1998

                                        MENTOR VIP         MENTOR VIP PERPETUAL     MENTOR VIP CAPITAL
                                     GROWTH PORTFOLIO    INTERNATIONAL PORTFOLIO     GROWTH PORTFOLIO
                                     -----------------   ------------------------   -------------------
INVESTMENT INCOME:
  Interest income..................      $   49,954              $ 38,814                $   40,129
  Dividends........................           3,680                46,999                    70,174
                                     -----------------           --------           -------------------
    Total income...................          53,634                85,813                   110,303
                                     -----------------           --------           -------------------
EXPENSES:
  Custodian and accounting fees....          26,589                62,989                    10,018
  Management fee...................          25,960                43,460                    56,416
  Distribution fee.................           9,226                10,807                    17,544
  Administration fees..............           3,691                 4,323                     7,018
  Organizational expenses..........           1,594                 1,921                     2,821
  Shareholder reports and postage
   expenses........................        --                   --                            2,782
  Miscellaneous....................             412                   378                       593
                                     -----------------           --------           -------------------
    Total expenses.................          67,472               123,878                    97,192
                                     -----------------           --------           -------------------
DEDUCT:
  Waiver of management fee.........          21,300                42,172                     4,692
  Waiver of distribution fee.......           9,226                10,807                    17,544
                                     -----------------           --------           -------------------
    Net expenses...................          36,946                70,899                    74,956
                                     -----------------           --------           -------------------
    Net investment income..........          16,688                14,914                    35,347
                                     -----------------           --------           -------------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized loss on
   investments.....................        (550,226)              (30,445)                  (12,561)
  Change in unrealized appreciation
   on investments..................       1,200,984               652,683                 1,781,058
                                     -----------------           --------           -------------------
    Net gain on investments........         650,758               622,238                 1,768,497
                                     -----------------           --------           -------------------
    Net increase in net assets
     resulting from operations.....      $  667,446              $637,152                $1,803,844
                                     -----------------           --------           -------------------
                                     -----------------           --------           -------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 MENTOR VARIABLE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE PERIOD FROM INCEPTION, MARCH 3, 1998 TO DECEMBER 31, 1998

                                                         MENTOR VIP PERPETUAL
                                        MENTOR VIP           INTERNATIONAL       MENTOR VIP CAPITAL
                                     GROWTH PORTFOLIO          PORTFOLIO          GROWTH PORTFOLIO
                                     -----------------   ---------------------   -------------------
NET INCREASE IN NET ASSETS:
OPERATIONS
  Net investment income............     $    16,688           $    14,914            $    35,347
  Net realized loss on
   investments.....................        (550,226)              (30,445)               (12,561)
  Change in unrealized appreciation
   on investments..................       1,200,984               652,683              1,781,058
                                     -----------------   ---------------------   -------------------
  Increase in net assets resulting
   from operations.................         667,446               637,152              1,803,844
                                     -----------------   ---------------------   -------------------
CAPITAL TRANSACTIONS:
  Proceeds from sale of shares.....      10,698,100            11,422,347             18,945,250
  Cost of shares redeemed..........        (301,318)             (238,257)              (607,089)
                                     -----------------   ---------------------   -------------------
  Net change in net assets
   resulting from capital share
   transactions....................      10,396,782            11,184,090             18,338,161
                                     -----------------   ---------------------   -------------------
  Total increase in net assets.....      11,064,228            11,821,242             20,142,005
NET ASSETS:
  Beginning of period..............        --                   --                     --
                                     -----------------   ---------------------   -------------------
  End of period (including
   undistributed net investment
   income (loss) of $16,688,
   ($10,945) and $35,347,
   respectively)...................     $11,064,228           $11,821,242            $20,142,005
                                     -----------------   ---------------------   -------------------
                                     -----------------   ---------------------   -------------------
SHARE TRANSACTIONS:
  Issued...........................         993,514               862,079              1,533,925
  Redeemed.........................         (28,253)              (18,013)               (50,264)
                                     -----------------   ---------------------   -------------------
  Change in shares.................         965,261               844,066              1,483,661
                                     -----------------   ---------------------   -------------------
                                     -----------------   ---------------------   -------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 MENTOR VARIABLE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 1998

 NOTE 1: ORGANIZATION
    Mentor Variable Investment Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of five separate Portfolios (hereinafter each individually referred to as a Portfolio or collectively as the "Portfolios") at December 31, 1998, as follows:

        Mentor VIP Growth Portfolio
      ("Growth Portfolio")
    Mentor VIP Perpetual International Portfolio
      ("International Portfolio")
    Mentor VIP Capital Growth Portfolio
      ("Capital Growth Portfolio")
    Mentor VIP Strategy Portfolio
      ("Strategy Portfolio")
    Mentor VIP Balanced Portfolio
      ("Balanced Portfolio")

    These financial statements include only the Growth Portfolio, the International Portfolio and the Capital Growth Portfolio.

    The Portfolios shares are sold subject to a contingent deferred sales charge payable upon redemption which decreases depending on when shares were purchased and how long they have been held.

    The Growth Portfolio's investment objective is to seek long-term appreciation of capital through investments in a diversified portfolio of securities.

    The investment objective of the Capital Growth Portfolio is to provide long-term appreciation of capital by investing in a wide variety of securities which the investment advisor believes offers the potential for capital appreciation over both the intermediate and long-term.

    The International Portfolio's investment objective is to seek long-term appreciation of capital through investments in a diversified portfolio of securities of issuers located outside the United States.

 NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolios.

   (a) VALUATION OF SECURITIES--Listed securities held by the Growth Portfolio, the International Portfolio and the Capital Growth Portfolio traded on national stock exchanges and over-the-counter securities quoted on the NASDAQ National Market System are valued at the last reported sales price or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the advisor of the Portfolios as the primary market. Securities traded in the over-the-counter market, other than those quoted on the NASDAQ National Market System, are valued at the last available bid price. Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by the Board of Trustees.

       Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and currency gains and losses realized between the trade and the settlement dates on securities transactions. The effects of changes in foreign currency exchange rates on investments in securities are included with the net unrealized appreciation/depreciation of investment securities.

  (b) REPURCHASE AGREEMENTS--It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book entry system all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's underlying securities to ensure the existence of a proper level of collateral.

       The Trust will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Trust's advisor to be creditworthy pursuant to guidelines established by the Trustees.

____________________________________ MF-100 ____________________________________

       Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

   (c) SECURITY TRANSACTIONS AND INVESTMENT INCOME-- Security transactions for the Portfolios are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Interest income includes interest and discount earned (net of premium) on short-term obligations. Dividends to shareholders and capital gain distributions, if any, are recorded on the ex-dividend date.

  (d) FEDERAL INCOME TAXES--No provision for federal income taxes has been made since it is the Portfolios' policy to comply with the provisions applicable to regulated investment companies under the Internal Revenue Code and to distribute to its shareholders within the allowable time limit substantially all taxable income and realized capital gains. At December 31, 1998, the Capital Growth Portfolio for federal tax purposes, had a capital loss carryforward of $429,186. Pursuant to the Internal Revenue Code, such capital loss carryforward expires on 12/31/05.

   (e) DEFERRED EXPENSES--Costs incurred by the Portfolios in connection with their initial share registration and organization costs were deferred and are being amortized on a straight-line basis over a five-year period.

   (f) DISTRIBUTIONS--Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and deferral of wash sales.

 NOTE 3: DIVIDENDS

    Dividends are declared and paid annually to all shareholders invested in the Growth Portfolio, the Capital Growth Portfolio and the International Portfolio. Dividends will be reinvested in additional shares of the Portfolios on payment dates at the ex-dividend date net asset value without a sales charge unless an election is made on behalf of a separate account to receive some or all distributions in cash. Capital gains realized by the Portfolios, if any, are paid annually.

 NOTE 4: INVESTMENT MANAGEMENT AND ADMINISTRATION
       AGREEMENTS
    Mentor Investment Advisors, LLC ("Mentor Advisors"), is the investment advisor for the Growth Portfolio and the Capital Growth Portfolio. Mentor Advisors is a wholly owned subsidiary of Mentor Investment Group, LLC ("Mentor") which is in turn a partially owned subsidiary of Wheat First Union. EVEREN Capital Corporation owns 20% of the outstanding interest in Mentor.

    Mentor Advisors receives for its services an annual fee of 0.70% and 0.80% as a percentage of the average daily net assets of the Growth Portfolio and the Capital Growth Portfolio, respectively. For the period ended December 31, 1998, Mentor Advisors earned $25,960 and $56,416 in advisory fees and waived $21,300 and $4,692 of such fees for the Growth Portfolio and Capital Growth Portfolio, respectively.

    The International Portfolio has entered into an Investment Advisory Agreement with Mentor Perpetual Advisors, LLC ("Mentor Perpetual"). Mentor Perpetual is owned equally by Mentor Investment Advisors, LLC and Perpetual plc., a diversified financial services holding company. Under this agreement, Mentor Perpetual's management fee is accrued daily and paid monthly at an annual rate of 1.00% applied to the average daily net assets of the International Portfolio. For the period ended December 31, 1998, Mentor Perpetual earned advisory fees of $43,460 and waived $42,172 of such fees.

    Administrative personnel and services are provided by Mentor Investment Group LLC ("Mentor"), under an Administration Agreement, at an annual rate of 0.10% of the average daily net assets of the Portfolios. Mentor earned administration fees in the amount of $3,691, $4,323 and $7,018 for the Growth Portfolio, International Portfolio and Capital Growth Portfolio, respectively.

 NOTE 5: DISTRIBUTION AGREEMENT AND OTHER TRANSACTIONS
       WITH AFFILIATES

    The Portfolios have adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under a Distribution Agreement between the Portfolios and Mentor Distributors, LLC ("Mentor Distributors") a wholly-owned subsidiary of BISYS Fund Services, Inc., Mentor Distributors was appointed distributor of the Portfolios. To compensate Mentor Distributors for the services it provides and for the expenses it incurs under the Distribution Agreement, the Portfolios pay a distribution fee,

____________________________________ MF-101 ____________________________________

 MENTOR VARIABLE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 DECEMBER 31, 1998
    which is accrued daily and paid monthly at the annual rate of 0.25% of the Portfolios' average daily net assets. For the period ended December 31, 1998, Mentor Distributors waived such fees in the amount of $9,226, $10,807 and $17,544 for the Growth Portfolio, International Portfolio and Capital Growth Portfolio, respectively.

 NOTE 6: FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

    In connection with portfolio purchases and sales of securities denominated in a foreign currency, the International Portfolio may enter into forward foreign currency exchange contracts (contracts). Additionally, from time to time the International Portfolio may enter into contracts to hedge certain foreign currency assets. Contracts are recorded at market value. Realized gains and losses arising from such transactions are included in net gain
    (loss) on investments and forward foreign currency exchange contracts. The International Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract. At December 31, 1998, the International Portfolio had outstanding forward contracts as set forth below.

                                CONTRACTS                  IN            NET
                                    TO                  EXCHANGE     UNREALIZED
SETTLEMENT DATE                  RECEIVE      VALUE        FOR      APPRECIATION
------------------------------  ----------   --------   ---------   -------------
PURCHASES
1/06/99 Philippines Peso          416,268    $ 10,701    $10,674         $27
                                                                         ---
                                                                         ---

    YEAR 2000

    The Portfolios receive services from a number of providers which rely on the effective functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not be able to perform their intended functions adequately after the Year 1999 because of the inability of computer software to distinguish the Year 2000 from the Year 1900. Mentor Advisors is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by each of the Portfolios' other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Portfolios from this problem.

____________________________________ MF-102 ____________________________________

 MENTOR VARIABLE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
 FOR THE PERIOD FROM INCEPTION, MARCH 3, 1998 TO DECEMBER 31, 1998

                                                         MENTOR VIP PERPETUAL
                                        MENTOR VIP           INTERNATIONAL       MENTOR VIP CAPITAL
                                     GROWTH PORTFOLIO          PORTFOLIO          GROWTH PORTFOLIO
                                     -----------------   ---------------------   -------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF
 PERIOD............................       $ 12.50               $ 12.50                $ 12.50
                                          -------               -------                -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income............          0.02                  0.02                   0.03
  Net realized and unrealized gain
   (loss) on investments...........         (1.06)                 1.49                   1.05
                                          -------               -------                -------
  Total from investment
   operations......................         (1.04)                 1.51                   1.08
                                          -------               -------                -------
NET ASSET VALUE, END OF PERIOD.....       $ 11.46               $ 14.01                $ 13.58
                                          -------               -------                -------
                                          -------               -------                -------
  Total Return*(b).................         (8.32)%               12.08%                  8.64%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in
   thousands)......................       $11,064               $11,821                $20,142
  Ratio of expenses to average net
   assets..........................          0.97%(a)              1.60%(a)               1.05%(a)
  Ratio of expenses to average net
   assets excluding waiver.........          1.77%(a)              2.79%(a)               1.36%(a)
  Ratio of net investment income to
   average net assets..............          0.44%(a)              0.34%(a)               0.50%(a)
  Portfolio turnover rate..........            62%                   95%                    54%
------------------------

(a) Annualized.
(b) Total return does not reflect charges of the separate accounts.
 * Total return does not include sales commissions and is not annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
 THE TRUSTEES AND SHAREHOLDERS
 MENTOR VARIABLE INVESTMENT PORTFOLIOS
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Mentor VIP Growth Portfolio, Mentor VIP Perpetual International Portfolio and Mentor VIP Capital Growth Portfolio, portfolios of Mentor Variable Investment Portfolios as of December 31, 1998, and the related statements of operations, changes in net assets and financial highlights for the period from March 3, 1998 (inception date) through December 31, 1998. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mentor VIP Growth Portfolio, Mentor VIP Perpetual International Portfolio and Mentor VIP Capital Growth Portfolio, portfolios of Mentor Variable Investment Portfolios as of December 31, 1998, the results of their operations, changes in their net assets and financial highlights for the period from March 3, 1998 (inception date) through December 31, 1998, in conformity with generally accepted accounting principles.

                                                         [LOGO]

Boston, Massachusetts
February 12, 1999

____________________________________ MF-104 ____________________________________